[SQUARE BULLET]
COREFUND[REGISTERED MARK]
FAMILY OF MUTUAL FUNDS
-------------------------
1997
SEMI-ANNUAL REPORT
TO OUR
SHAREHOLDERS
FOR SIX MONTHS ENDING
DECEMBER 31, 1997


[GRAPHIC OF POINTER]

              COREFUNDS...INVESTING OUR EXPERIENCE IN YOUR FUTURE.

COREFUND
PORTFOLIOS
BY
ASSET
CLASS                                                   [SQUARE BULLET] COREFUND
--------------------------------------------------------------------------------

                                              FUND TRADING SYMBOL
                                              ----------------------------------
                                              (A/C SHARES)  (Y SHARES)

   EQUITY FUNDS-----------------------------------------------------------------
[SQUARE BULLET] Equity Index                       --         VEIFX
[SQUARE BULLET] Core Equity                     CVERX         CVEAX
[SQUARE BULLET] Growth Equity                   CRQAX         CRGEX
[SQUARE BULLET] Special Equity                  CSPAX         CSEQX
[SQUARE BULLET] International Growth            CROAX         CFIGX

   BALANCED FUNDS---------------------------------------------------------------
[SQUARE BULLET] Balanced                        COBAX         CBAAX

   FIXED INCOME FUNDS-----------------------------------------------------------
[SQUARE BULLET] Short Term Income                  --         COSTX
[SQUARE BULLET] Short-Intermediate Bond         CSIAX         CFBDX
[SQUARE BULLET] Government Income               CRIAX         CRYIX
[SQUARE BULLET] Bond                            CBOAX         CONIX
[SQUARE BULLET] Global Bond                     CRGAX         CGBIX

   TAX-EXEMPT INCOME FUNDS------------------------------------------------------
[SQUARE BULLET] Intermediate Municipal Bond     CRMAX         CRMYX
[SQUARE BULLET] Pennsylvania Municipal Bond     CPAAX         CPAYX
[SQUARE BULLET] New Jersey Municipal Bond       CNJAX         CNJYX

   MONEY MARKET FUNDS-----------------------------------------------------------
[SQUARE BULLET] Treasury Reserve                CTRXX         CRTXX
[SQUARE BULLET] Cash Reserve                       --         CRCXX
[SQUARE BULLET] Tax-Free Reserve                CXCXX         CRXXX

                                TABLE OF CONTENTS
                           ---------------------------
                           MESSAGE TO OUR SHAREHOLDERS
                                        1

                          INVESTING FOR THE LONG TERM
                                        2

                                 HOW TO USE YOUR
                               SEMI-ANNUAL REPORT
                                        4

                                GLOSSARY OF TERMS
                                        6

                            CHOOSING THE RIGHT FUNDS
                                        8

                                FUND DESCRIPTIONS
                                       10

                           INVESTMENT ADVISERS' REVIEW
                                       14

                            MANAGERS' DISCUSSIONS OF
                                FUND PERFORMANCE
                                       18


                              FINANCIAL STATEMENTS
                                       47

                              [GRAPHIC OF POINTER]

                              SHAREHOLDER SERVICES
                         -------------------------------
                         FOR MORE INFORMATION ON OPENING
                        A NEW ACCOUNT, MAKING CHANGES TO
                         EXISTING ACCOUNTS, PURCHASING,
                         EXCHANGING OR REDEEMING SHARES,
                           OR OTHER INVESTOR SERVICES,
                                   PLEASE CALL
                            1-800-355-CORE (2673) OR
                         REFER TO YOUR FUND PROSPECTUS.

MESSAGE
TO OUR
SHAREHOLDERS                                            [SQUARE BULLET] COREFUND
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DECEMBER 31, 1997

     CoreFund shareholders earned overall positive returns for the semi-annual period ending December 31, 1997 in spite of pockets of market volatility. A significant stock market decline in October, a correction in technology stock prices, and turbulence in the Asian markets caused some bumps in the road. However, with the exception of Asia, good, strong economic fundamentals continued. Healthy economic growth in the U.S., low inflation, and declining interest rates supported a stable economy, providing an encouraging outlook for long-term investors.

     MAXIMIZING OPPORTUNITIES Also during the six-month period, CoreFunds introduced a new B Class of shares for seven Funds, which gives individual investors the option of a contingent deferred sales charge rather than an up-front sales charge. We also debuted our new Elite Money Market Funds. And, we now offer a Systematic Exchange Plan, as well as weekly and overnight sweep privileges from some checking accounts. These products are all designed to increase shareholders' options and flexibility while providing fee efficiencies.

     As always, CoreFund urges you to invest for the long term. Recent changes in IRA tax legislation and the creation of the Roth IRA offer investors still additional incentives for committing to a long-term investment plan. Investors are realizing the value of staying with their strategy over the long haul.

     OUR DUTY TO YOU Many of you have read about the proposed merger between CoreStates and First Union. Your board will be considering the impact of the transaction on the Funds and you may rest assured that we will be guided by the best interests of CoreFund shareholders. Our number one job is to make sure that your best interests are served. We thank you for your confidence.

[PHOTO OF EMIL MIKITY OMITTED]

                                                  /S/ SIGNATURE
                                                  EMIL J. MIKITY
                                                  CHAIRMAN

INVESTING FOR THE
LONG TERM
--------------------------------------------------------------------------------

                               A LITTLE BIT TODAY
                                  CAN TAKE YOU
                                   A LONG WAY.

                              [GRAPHIC OF POINTER]
         Throughout this report, we talk about investing for the long term -- setting financial goals, choosing your funds, and then staying with your plan over a period of years. Why is this important? Because long-term investing can truly help you reach your financial goals.
         Whether you're investing for your retirement, a child's education, a vacation home, or some other goal, the key is to start early. This way, you can actually reduce the total amount you will need to save. That's because your money will work for you as it compounds over the years. The more time you have, the more you will benefit from compounding.
         In addition, when you stay with your plan over time, you can minimize the impact of short-term fluctuations in the market. Historically, the longer an investment is held, the less it is affected by market ups and downs.
         Finally, by investing the same amount each month, you can reduce the average cost you pay per share. Your money will buy more shares when the price is low and fewer shares when the price is high. This is a proven technique for obtaining the best possible price.

   STOCKS HAVE OUTPERFORMED OVER THE LONG TERM.
HISTORICALLY,  STOCKS HAVE EXPERIENCED GREATER SHORT-TERM  VOLATILITY,  BUT OVER
THE  LONGER  TERM,  THEY  HAVE   OUTPERFORMED   BONDS  AND  OTHER   FIXED-INCOME
INVESTMENTS.

   TIME CAN SMOOTH THE BUMPS ALONG THE WAY.
THE LONGER YOU HOLD YOUR INVESTMENT, THE LESS IT WILL BE IMPACTED BY SHORT-TERM MARKET FLUCTUATIONS. THIS CHART ILLUSTRATES THE MAXIMUM AND MINIMUM RETURNS FOR DIFFERENT INVESTMENT PERIODS. AN INVESTOR WITH A LONGER TIME HORIZON CAN AFFORD TO ASSUME GREATER RISK IN EXCHANGE FOR POTENTIALLY GREATER LONG-TERM REWARDS.

   REGULAR INVESTING IS A SIMPLE STRATEGY THAT WORKS OVER TIME.
THIS HYPOTHETICAL EXAMPLE ASSUMES MONTHLY INVESTMENTS OF $100, $300, AND $500, RESPECTIVELY, GROWING AT A COMPOUNDED ANNUAL RATE OF RETURN OF 8%.

Growth of $10,000 since 1973
[LINE GRAPH DEPICTING GROWTH OF $10,000 SINCE 1973]

SOURCE: SEI RESEARCH (S&P 500, IBBOTSON LONG TERM GOV'T BOND INDEX, IBBOTSON 30 DAY T-BILL INDEX). THIS ILLUSTRATION IS FOR HYPOTHETICAL PURPOSES ONLY AND DOES NOT REPRESENT A PARTICULAR COREFUND. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

[BAR GRAPH DEPICTING REDUCTION OF RISK OVER TIME]

SOURCE: SEI RESEARCH (S&P 500, IBBOTSON INTERMEDIATE GOV'T BOND INDEX, IBBOTSON 30 DAY T-BILL INDEX). THIS ILLUSTRATION IS FOR HYPOTHETICAL PURPOSES ONLY AND DOES NOT REPRESENT A PARTICULAR COREFUND. PAST PERFORMANCE IS NOT INDICATIVE
OF FUTURE RESULTS.

[CHART DEPICTING REGULAR INVESTING CAN HELP YOU REACH YOUR GOALS]
  MONTHLY     10       15        20        25       30
INVESTMENT  YEARS    YEARS     YEARS     YEARS     YEARS
   $100    $18,012   $33,761   $56,900   $90,899  $140,855
   $300    $54,037  $101,282  $170,700  $272,697  $422,565
   $500    $90,062  $158,803  $284,500  $454,495  $704,275

SOURCE: SEI RESEARCH. THIS ILLUSTRATION IS FOR HYPOTHETICAL PURPOSES ONLY AND DOES NOT REPRESENT A PARTICULAR COREFUND.

HOW TO USE YOUR
SEMI-ANNUAL
REPORT
--------------------------------------------------------------------------------

[GRAPHIC OF POINTER]
                               COREFUND SHARES ARE
                             CURRENTLY AVAILABLE IN
                             FOUR DIFFERENT CLASSES:

                                 CLASS Y SHARES
                        ARE FOR INSTITUTIONAL INVESTORS.

                                 CLASS A SHARES
                           ARE FRONT-END LOADED FUNDS
           FOR INDIVIDUALS INVESTING IN EQUITY AND FIXED-INCOME FUNDS.
                       THEY OFFER A VARIETY OF SHAREHOLDER
                         SERVICING FEATURES, AS WELL AS
                              SOME ADDITIONAL FEES.

                                 CLASS B SHARES
                          ARE FOR INDIVIDUAL INVESTORS,
                             OFFERING AN ALTERNATIVE
               PRICING STRUCTURE FOR THE EQUITY CLASS A SHARES AND
                          MONEY MARKET CLASS C SHARES.

                                 CLASS C SHARES
                          ARE FOR INDIVIDUALS INVESTING
                             IN MONEY MARKET FUNDS.
                       THEY OFFER A VARIETY OF SHAREHOLDER
                         SERVICING FEATURES, AS WELL AS
                              SOME ADDITIONAL FEES.

THE COREFUND 1997 SEMI-ANNUAL REPORT In the pages that follow, you will read about your specific funds, the economic trends of the past year, and the outlook going forward. But the most significant message of this 1997 Semi-Annual Report has nothing to do with market conditions, new products, or economic forecasts. Instead, we want to stress the importance of staying with your sound, long-term investment plan through all economic cycles.

On pages two and three, we discuss the reasons why investing over a period of many years can help you reduce the amount of money you will need to reach your goal, and how long-term investing can limit the impact of short-term market fluctuations on your investment. Don't underestimate the importance of starting your investment program early and saving on a regular basis. Take a few minutes and read this section. It may help you learn about new ways to reach your financial goals.

Also in this Semi-Annual Report, you will find CoreStates Investment Advisers' insights into current economic conditions and a global investment outlook. You will find a Manager's Discussion of Fund Performance for each fund in the CoreFund Family of Funds. Each manager's commentary presents a snapshot of fund performance for the 6-month period ending December 31, 1997. The managers offer you insights into the investment strategies they are employing and examine the current climate of specific markets, as well as the market forces that are expected to prevail into 1998.

WHAT
YOU NEED
TO KNOW
[SQUARE BOX]

                                                        [SQUARE BULLET] COREFUND
--------------------------------------------------------------------------------

   QUICK FUND FACTS
     Accompanying each commentary are boxes highlighting important fund information:
[SQUARE BULLET]  When a fund was opened
[SQUARE BULLET]  Portfolio size
[SQUARE BULLET]  Number of shares outstanding
[SQUARE BULLET]  Average weighted maturity of a fund's fixed-income holdings
                 (where applicable)
[SQUARE BULLET]  Seven-day effective yield (where applicable)

   PORTFOLIO COMPOSITION
     For funds with equity holdings, the individual reports include listings of the top five holdings and the percentage of the total fund invested in these holdings.

     For funds with only fixed-income or money market holdings, the reports include pie charts that show how these holdings are divided according to quality ratings, or maturity.

   PERFORMANCE DATA     EQUITY AND FIXED-INCOME FUNDS
     The performance box shows the six-month total return for the retail Class A and B shares (shown with and without the sales charge) and the institutional Class Y shares. Also, a bar chart shows each Fund's six-month total return and 30-day yield as compared with a commonly used industry index.
     For the CoreFund Class A and B shares, the performance information has been adjusted to reflect the 12b-1 fee associated with these shares. The data has also been divided to show performance with and without the assessment of a sales charge, also known as the load.

   PERFORMANCE DATA     MONEY MARKET FUNDS
     The performance boxes show the six-month cumulative total return, 7-day and 30-day yields for each class as compared to the industry benchmark that the fund manager uses to measure performance. Also, a bar chart shows each Fund's six-month total return and 7-day yield compared with a commonly used industry index.


UNDERSTANDING FUND PERFORMANCE

[SQUARE BULLET]


As you review the information in these fund reports, please remember that past performance of the portfolios does not predict future results. Also, investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

[GRAPHIC OF POINTER]

GLOSSARY
OF TERMS
--------------------------------------------------------------------------------

[GRAPHIC OF POINTER]

         Various terms used in the fund reports are defined as follows:

CLASS Y, A, B & C CoreFund shares are currently offered in these classes. Class Y shares are for institutional investors. Class A, B & C shares are for individuals. Class A, B & C shares include added features such as shareholder servicing and automatic and systematic investment plans, as well as some additional fees. Class C shares also offer checkwriting privileges.

DISTRIBUTIONS are the payments of income and capital gains to shareholders of a mutual fund. For tax purposes, capital gains distributions are calculated separately from interest income or dividends.

DIVERSIFICATION is the spreading of investment risk by putting assets in a wide-ranging portfolio of securities, such as a mutual fund.

DOLLAR-COST AVERAGING is an installment-purchase technique that involves investing a fixed amount of money in mutual fund shares at regular intervals rather than all at once. The objective is to buy fewer shares when prices are high and more shares when prices are low.

EXPENSE RATIO is the amount, expressed as a percentage of average assets, that shareholders paid in the past year for mutual fund operating expenses and management fees.

FACE VALUE is the amount the bondholder receives when the bonds are redeemed at maturity. Interest payments are based on the face value (also called "par value").

HEDGE is a defensive investment strategy, often involving the buying or selling of options, to offset possible losses and thereby to reduce risk.

INDEX is a statistical composite of selected stocks or bonds that is used to measure price fluctuations in these markets. For example, Standard & Poor's 500 Composite Index (S&P 500) is a popular measure of the stock market's performance based on prices of 500 common stocks listed on the New York and American stock exchanges or traded over the counter.

                                                        [SQUARE BULLET] COREFUND
--------------------------------------------------------------------------------

LOAD refers to sales charges that may be associated with a particular fund. Where loads are shown, both sales charges (incurred when purchasing shares) and 12b-1 fees have been included. The 12b-1 fee, named after the Securities and Exchange Commission rule that permits it, is sometimes assessed to recover costs incurred through advertising, commission payments to brokers, or other expenses associated with marketing and distributing a fund. CoreFunds offer both front-end loaded and back-end loaded funds.

MATURITY refers to the period over which a bond or other fixed income security must be held to earn the full yield offered by the issuer of the security. Average weighted maturity describes the average period of maturity in a portfolio that contains fixed income securities of varying maturities.

NET ASSET VALUE (NAV) reflects the market value of one share of the fund on the date listed. This figure is determined by taking the fund's total assets -- securities, cash, and any accrued earnings -- and then deducting liabilities and dividing by the number of shares outstanding.

     Money market funds seek to maintain a stable NAV of $1.00, although there is no guarantee they will always do so. There are three money market portfolios in the CoreFund Family of Mutual Funds: Cash Reserve, Treasury Reserve, and Tax-Free Reserve.

SWEEP ACCOUNTS allow excess checking account balances to be invested regularly in higher-yielding money market mutual fund accounts.

TOTAL RETURN shows how the value of an investment has changed from the beginning to the end of a period, assuming that dividends and capital gains have been reinvested. In the performance tables for equity and fixed income funds, total return is shown on an "annualized" basis -- it assumes performance at a constant rate for each year. In the performance boxes for money market funds, the six-month total return is shown on a "cumulative" basis -- i.e., the total return for the period from July 1, 1997 to December 31, 1997.

VOLATILITY is a description of how much the price of securities, such as mutual funds, moves up or down within a given period.

YIELD refers to the rate of return for an investment portfolio, expressed as a percentage. Yield for mutual funds is established by a formula set by the Securities and Exchange Commission. A fund's yield will fluctuate and reflect the portfolio's net earning power after fund expenses have been paid.


DEFINING THE TERMS

[SQUARE BULLET]

CHOOSING
THE
RIGHT FUNDS
--------------------------------------------------------------------------------

[GRAPHIC OF POINTER]
         The CoreFund Family offers a diverse range of high-quality mutual fund investment options designed to help you reach your financial goals.
         These include: the capital appreciation potential of equity and balanced funds, the income potential of fixed-income funds, the tax advantages of municipal bond funds, the stability of money market funds, and the expanded reach and potential of international funds. By allowing free exchange among all funds, CoreFund makes it easy for you to adapt your individual investment program to your changing needs.

THE RIGHT CHOICES FOR A WELL-ROUNDED INVESTMENT PLAN.

         Each investor has a unique notion of what the "right" mix of risk and reward should be. You may, for example, be an investor who seeks to maintain the highest possible degree of stability in your portfolio, and therefore favor money market securities. Or, you may be at the opposite end of the spectrum -- someone who is willing to accept and tolerate higher degrees of risk in exchange for the potential of higher returns offered by stocks. Because higher returns generally mean greater price fluctuations, investment decisions will always revolve around this tradeoff.

FINDING THE RIGHT MIX OF RISK AND REWARD.

         To help you align your portfolio's particular blend of stability and return with your investment preferences, CoreFunds offers a broad array of investment options.

DIVERSIFICATION
IS A WAY TO
MODERATE
YOUR RISK.

   As illustrated at right, these funds fall into distinct categories that match up with the various stages of the risk/return spectrum. By taking these factors into consideration, you can fashion a well-rounded, diversified portfolio that will help you achieve your individual investment goals while maintaining a comfortable level of risk. In this way, CoreFunds' expertise and experience can best be used to shape your investment future.

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                             MUTUAL FUND CATEGORIES
LOWER                                                                     HIGHER
RETURN                                                                    RETURN


                                                     INTERNATIONAL GROWTH            [SQUARE BULLET] INTERNATIONAL GROWTH

                                                     INTERNATIONAL STOCK FUNDS
                                                     OFFER POTENTIALLY HIGHER
                                                     RETURNS, BUT CARRY SPECIAL
                                                     RISKS. THESE RISKS ARE
                                                     OUTLINED IN YOUR PROSPECTUS.

                                          GROWTH                                     [SQUARE BULLET] SPECIAL EQUITY
                                                                                     [SQUARE BULLET] GROWTH EQUITY
                                          STOCK AND BALANCED FUNDS                   [SQUARE BULLET] CORE EQUITY
                                          PURSUE LONG-TERM GROWTH.                   [SQUARE BULLET] EQUITY INDEX
                                          THEY OFFER THE GREATEST GROWTH             [SQUARE BULLET] BALANCED
                                          POTENTIAL, BUT FLUCTUATE MORE
                                          IN PRICE.

                                 INTERNATIONAL INCOME                                [SQUARE BULLET] GLOBAL BOND

                                 GLOBAL BOND FUNDS SEEK GROWTH AND
                                 INCOME OFFERING POTENTIALLY HIGHER RETURNS
                                 THAN DOMESTIC BONDS, BUT WITH LESS
                                 STABILITY OF PRINCIPAL.

                          INCOME                                                     [SQUARE BULLET] BOND
                                                                                     [SQUARE BULLET] GOVERNMENT INCOME
                          INTERMEDIATE- AND LONG-TERM TAXABLE BOND                   [SQUARE BULLET] SHORT-INTERMEDIATE BOND
                          FUNDS SEEK A MODERATE-TO-HIGH  LEVEL OF                    [SQUARE BULLET] SHORT TERM INCOME
                          INCOME AND PRESERVATION OF CAPITAL.

                   TAX-FREE INCOME                                                   [SQUARE BULLET] INTERMEDIATE MUNICIPAL BOND
                                                                                     [SQUARE BULLET] PENNSYLVANIA MUNICIPAL BOND
                   THESE FUNDS SEEK TO PROVIDE INCOME THAT                           [SQUARE BULLET] NEW JERSEY MUNICIPAL BOND
                   IS GENERALLY EXEMPT FROM INCOME TAX,
                   WHILE PRESERVING CAPITAL.

           STABILITY                                                                 [SQUARE BULLET] TREASURY RESERVE
                                                                                     [SQUARE BULLET] CASH RESERVE
           MONEY MARKET FUNDS SEEK GREATER SAFETY                                    [SQUARE BULLET] TAX-FREE RESERVE
           AND STABILITY OF PRINCIPAL WHILE
           PROVIDING INCOME.

LOWER                                                                    HIGHER
RISK                                                                     RISK


                              RISK/RETURN SPECTRUM

FUND
DESCRIPTIONS
--------------------------------------------------------------------------------

DECEMBER 31, 1997

[SQUARE BULLET]  EQUITY (STOCK) FUNDS

INVEST PRIMARILY IN SECURITIES SUCH AS COMMON STOCKS. THESE FUNDS SEEK MAXIMUM LONG-TERM GAINS THROUGH CAPITAL APPRECIATION.

                               OBJECTIVE                                FOR A LONG-TERM INVESTOR WHO IS LOOKING FOR...

[SQUARE BULLET] EQUITY         Seeks to achieve price and yield         ...results substantially in line with the performance
                INDEX FUND     performance similar to the S&P 500       of the stock market as a whole.
                               Composite Index.

[SQUARE BULLET] CORE EQUITY    Seeks growth of capital by investing     ...growth of capital and is willing to take higher
                FUND           primarily in a diversified portfolio     risk for potentially higher returns.
                               of common stocks.

[SQUARE BULLET] GROWTH         Seeks growth of capital and an           ...capital appreciation and is willing to take higher
                EQUITY FUND    increasing flow of dividends from        risk for potentially higher returns.
                               a diversified portfolio of common
                               stocks.

[SQUARE BULLET] SPECIAL        Seeks capital growth by investing        ...growth of capital and is willing to take higher risk
                EQUITY FUND    principally in a diversified             and experience greater volatility for potentially higher
                               portfolio of common stocks.              returns.

[SQUARE BULLET] INTERNATIONAL  Seeks long-term growth of capital        ...growth  of capital  and is willing to assume the
                GROWTH FUND    by investing in a portfolio of           additional risks inherent in foreign investing in
                               common stocks diversified by country     exchange for potentially higher returns.
                               and industry.


                                 [SQUARE BULLET] COREFUND FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------

[SQUARE BULLET] BALANCED FUND

INVESTING IN BOTH COMMON STOCKS AND FIXED INCOME. THIS FUND SEEKS TO PROVIDE TOTAL RETURN WHILE PRESERVING CAPITAL.

                               OBJECTIVE                                FOR A LONG-TERM INVESTOR WHO IS LOOKING FOR...

[SQUARE BULLET] BALANCED FUND  Seeks to provide total return while      ...participation in a diversified portfolio program
                               preserving capital.                      that is continuously and professionally managed and is
                                                                        willing to take higher risk for potentially higher returns.

[SQUARE BULLET] FIXED INCOME (BOND) FUNDS
INVEST PRIMARILY IN INTEREST-PAYING SECURITIES ISSUED BY THE U.S. GOVERNMENT AND
ITS AGENCIES AS WELL AS CORPORATE BONDS AND COMMERCIAL  PAPER.  THESE FUNDS SEEK
TO PROVIDE A REGULAR STREAM OF CURRENT INCOME.

[SQUARE BULLET] SHORT TERM     Seeks consistent current income          ...higher yield than can be expected from either cash
                INCOME FUND    and relative stability of principal by   management funds or other short-term investments,
                               investing primarily in a diversified     but with less volatility than most longer-term bond funds.
                               portfolio of investment-grade debt
                               securities with remaining maturities
                               of three years or less.

[SQUARE BULLET] SHORT-         Seeks consistent current income by       ...higher yield than can be expected from other
                INTERMEDIATE   investing principally in a               short-term investments but without the wide swings
                BOND FUND      diversified portfolio of debt            normally attributable to long-term bond funds.
                               securities with an average weighted
                               maturity of two to five years.

FUND
DESCRIPTIONS
(CONTINUED)
--------------------------------------------------------------------------------

DECEMBER 31, 1997

[SQUARE BULLET] FIXED INCOME (BOND) FUNDS (CONTINUED)

                               OBJECTIVE                                FOR A LONG-TERM INVESTOR WHO IS LOOKING FOR...

[SQUARE BULLET] GOVERNMENT     Seeks to provide current income while    ...investment performance and can tolerate the risk
                INCOME FUND    preserving principal value and           from an actively managed portfolio of taxable fixed-income
                               maintaining liquidity.                   securities without credit risk.

[SQUARE BULLET] BOND FUND      Seeks to maximize long-term total        ...investment performance and can tolerate the associated
                               return by investing principally in a     risk from an actively managed  portfolio of taxable fixed
                               diversified portfolio of debt            income securities.
                               securities.

[SQUARE BULLET] GLOBAL         Seeks to provide capital appreciation    ...capital appreciation and current income over the
                BOND FUND      and current income through investment    long term, and is willing to assume the additional
                               in fixed income securities of the        risks of foreign investing for potentially higher returns,
                               United States and foreign issuers.       and seeks benefits of international diversification.


[SQUARE BULLET] TAX-EXEMPT INCOME FUNDS
INVEST IN GENERAL  OBLIGATION BONDS,  REVENUE BONDS, AND MUNICIPAL NOTES, ALL OF
WHICH FINANCE PUBLIC WORKS AND SERVICES. THESE FUNDS SEEK TO PROVIDE INCOME THAT
IS  GENERALLY  EXEMPT FROM  FEDERAL  INCOME TAX AND IN SOME CASES FROM STATE AND
LOCAL TAXES.

[SQUARE BULLET] INTERMEDIATE   Seeks a high level of income exempt      ...a conservative investment and seeks after-tax
                MUNICIPAL      from federal income tax consistent       yields while protecting principal.
                BOND FUND      with the preservation of capital.

[SQUARE BULLET] PENNSYLVANIA   Seeks a high level of current income,    ...a moderate rate of tax-free income with less price
                MUNICIPAL      consistent with the preservation of      volatility than long-term municipal bonds and the
                BOND FUND      capital, that is exempt from PA state    enhanced  investment  performance of an actively managed
                               and local personal income tax.           portfolio of tax-free securities.


                                 [SQUARE BULLET] COREFUND FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------
[SQUARE BULLET] TAX-EXEMPT INCOME FUNDS (CONTINUED)

                               OBJECTIVE                                FOR A LONG-TERM INVESTOR WHO IS LOOKING FOR...

[SQUARE BULLET] NEW JERSEY     Seeks a high level of current income     ...a moderate rate of tax-free income with less price
                MUNICIPAL      consistent with the preservation of      volatility than long-term municipal bonds and the
                BOND FUND      capital, that is exempt from New Jersey  enhanced  investment  performance of an actively managed
                               state and local personal income tax.     portfolio of tax-free securities.

[SQUARE BULLET] MONEY MARKET FUNDS
INVEST PRIMARILY IN QUALITY SHORT-TERM SECURITIES OF THE U.S. GOVERNMENT AND ITS
AGENCIES,  COMMERCIAL PAPER, CERTIFICATES OF DEPOSIT, AND REPURCHASE AGREEMENTS.
THESE FUNDS SEEK TO MAINTAIN A CONSTANT SHARE PRICE OF $1.00 WITH INCOME VARYING
ACCORDING TO MARKET CONDITIONS AND INTEREST RATES.  HOWEVER,  MONEY MARKET FUNDS
ARE NOT  INSURED  OR  GUARANTEED  BY THE U.S.  GOVERNMENT,  AND  THERE CAN BE NO
ASSURANCE  THAT THESE FUNDS WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF
$1.00.

[SQUARE BULLET] TREASURY       Seeks current income with liquidity      ...liquidity of assets, current income, and
                RESERVE        and stability of principal, with         stability of principal.
                               investments exclusively in U.S.
                               Treasury obligations.

[SQUARE BULLET] CASH RESERVE   Seeks current income with liquidity      ...liquidity of assets, current income, and
                               and stability of principal.              stability of principal.

[SQUARE BULLET] TAX-FREE       Seeks current income that is exempt      ...current income exempt from federal income taxes,
                RESERVE        from regular  income tax with            stability of principal, and liquidity of assets.
                               liquidity and stability of principal.

CORESTATES
INVESTMENT
ADVISERS'
REVIEW
--------------------------------------------------------------------------------

DECEMBER 31, 1997

                                ABOUT CORESTATES
                              INVESTMENT ADVISERS
                                     (CSIA)

[SQUARE BULLET] INVESTMENT MANAGERS FOR THE
                COREFUND FAMILY OF MUTUAL
                FUNDS.

[SQUARE BULLET] AN AFFILIATE OF CORESTATES
                FINANCIAL CORP, ONE OF THE
                NATION'S LARGEST AND MOST
                RESPECTED BANKING INSTITUTIONS.

[SQUARE BULLET] DEDICATED TO PROVIDING ITS
                INVESTORS WITH PROFESSIONAL
                INVESTMENT MANAGEMENT.

[SQUARE BULLET] SERVING THE NEEDS OF INSTITUTIONS,
                CORPORATIONS, MUNICIPALITIES, AND
                INDIVIDUAL INVESTORS.

[SQUARE BULLET] MANAGING MORE THAN $18 BILLION
                IN ASSETS, INCLUDING MORE THAN
                $4 BILLION IN COREFUNDS.

[SQUARE BULLET] SUPPORTING YOU WITH INVESTMENT
                EXPERTISE FOR THE LONG TERM.


                           COREFUND INVESTMENT REVIEW

     Q: How did the economic climate over the last six months of 1997 impact the world's markets?
[PHOTO OF MARK STALNECKER OMITTED]
     A: The U.S. economy was strong and stable through the period and continued to grow at a real rate of nearly 4%. In addition, inflation, as measured by the Consumer Price Index, was less than 2%, despite tighter labor markets, strong consumer confidence and nearly double-digit growth in corporate profits.
[PHOTO OF MARK STALNECKER OMITTED]
     During the six months, fears that the Federal Reserve would again move to restrict monetary growth never became a reality. Subsequently, the inflation picture remained favorable and short-term interest rates remained relatively stable. Given the improved inflation outlook, intermediate and long-term U.S. interest rates have declined. In fact, by year-end the 30-year U.S. Treasury bond rate was below 6%.
     Toward the end of the period, serious problems throughout the Southeast Asian economy negatively impacted the world markets. International equities underperformed the domestic markets. International bonds also had a challenging six months.
[PHOTO OF MARK STALNECKER OMITTED]
     Q: How did the CoreFunds perform overall during their semi-annual period? [GRAPHIC OF POINTER OMITTED]
     A: We are pleased to report that for the six-month period ending December 31, 1997, your fund managers produced largely positive returns for CoreFund investors in spite of periods of volatility throughout the world economy.
     Q: Why did equity investors experience such sudden market fluctuations during the period?
     A: Recent difficulties in the overseas market, and in Southeast Asia in particular,

                                                        [SQUARE BULLET] COREFUND
--------------------------------------------------------------------------------

caused market uncertainty in late October, triggering a sudden sharp price drop followed by a vigorous recovery.

     However, for the full calendar year 1997, the broad U.S. stock market saw solid gains as it continued to make bull market history. The large capitalization S&P 500 Index (S&P) produced a total return of 33.36%. Most of this return, 20.6%, was realized in the first half of 1997. For the last half of the year (the first six-months of the funds' fiscal year), the market produced a return of 10.58%.
[PHOTO OF MARK STALNECKER OMITTED]
     Smaller capitalization stocks continued to provide investors with more modest returns than the S&P 500 in 1997. The Russell 3000 Equal Weighted Index, which includes both mid-cap and small-cap stocks, produced a return of 25.35% for the full year 1997, including a return of 12.76% in the last six months. All in all, U.S. stock prices benefited from lower interest rates and strong profit growth. Expectations are that 1998 will bring slower profit growth.
     And, if uncertainties continue in the international markets, it will be unlikely that stock market conditions in 1998 will match those of 1997.
     Q: How did uncertainties in the equity market affect U.S. bonds and money market instruments?
     A: After rising modestly in the first quarter of 1997, money market rates stabilized. Asian economic worries and lower than anticipated inflation (the two are not unrelated) allayed fears of Federal Reserve "tightening." In fact, by year-end 1997, most market experts expected that the next policy action by the Federal Reserve would be to "ease" money market rates rather than to raise them.
     As long-term interest rates fell in response to these changed expectations, the return on bond investments rose. For the full-year 1997, the bond market, as measured by the Salomon

                                                                     (CONTINUED)


    [BAR GRAPH DEPICTING CAPITAL MARKET RETURNS]
               CAPITAL MARKET RETURNS
                 (% OF TOTAL RETURN)

         FULL YEAR (1/97-1/98)     LAST SIX MONTHS `97
DJIA     24.94                      4.01
S&P 500  33.36                     10.58
SBBI      9.62                      6.37
JPMGB     1.40                      2.52
EAFE      1.78                     (8.48)
DJIA = DOW JONES INDUSTRIAL AVERAGE
S&P 500 = STANDARD & POOR'S COMPOSITE INDEX
SBBI = SALOMON BROTHERS BROAD BOND INDEX
JPMGB = JP MORGAN GLOBAL BOND INDEX, US$ HEDGED
EAFE = MORGAN STANLEY EUROPE, AUSTRALIA AND FAR EAST INDEX


           [LINE GRAPH DEPICTING CHANGES IN THE YIELD CURVE OMITTED]
                           CHANGES IN THE YIELD CURVE
                            (US TREASURY SECURITIES)
          6/30/97   12/31/97
3 MO      5.172%     5.342%
6 MO      5.251%     5.435%
1 YR      5.651%     5.476%
2 YR      6.059%     5.642%
3 YR      6.209%     5.669%
5 YR      6.372%     5.705%
10 YR     6.491%     5.741%
30 YR     6.780%     5.924%

CORESTATES
INVESTMENT
ADVISERS'
REVIEW
(CONCLUDED)
--------------------------------------------------------------------------------

DECEMBER 31, 1997


           [BAR GRAPH DEPICTING STOCKS -- INTERNATIONAL VS. DOMESTIC]
                      STOCKS -- INTERNATIONAL VS. DOMESTIC
                         (% OF TOTAL RETURN AS OF 12/97)
                                      S&P 500    EAFE
                             1 YR.    33.36       1.78
                             2 YR.    28.05       3.90
                             3 YR.    31.13       6.28
                             4 YR.    22.94       6.65
                             5 YR.    20.25      11.39
S&P 500 = STANDARD & POOR'S 500 COMPOSITE INDEX
EAFE = MORGAN STANLEY EUROPE, AUSTRALIA AND FAR EAST INDEX

Brothers Broad Index, earned a total return of 9.62%. The Index return for the first half of the year was 3.06%, and for the second half of the year was 6.37%. With falling commodity prices, a strong U.S. dollar, and weaker international economies, the outlook for U.S. interest rates remains optimistic.
[PHOTO OF MARK STALNECKER OMITTED]

     Q: How have the international equity markets performed given the recent conditions?
     A: By and large, foreign equities continued to underperform domestic equities. Troubles in Asia, generally disappointing growth, and weaker currencies against the dollar all hurt returns. For the full-year 1997, international equity returns (in U.S. dollar terms), as represented by the Morgan Stanley EAFE Index, were 1.78%. For the first six months of the funds' fiscal year, the return was (8.48)%, compared to 11.21% for the six months ending June 30, 1997.

     Q: What is the economic outlook for 1998?
     A: While signs point to a continuing strong economy in the U.S. in 1998, major uncertainty hangs over the markets. Distress in Asian markets, including Japan, together with a drop in their foreign exchange rates could again have an impact on domestic markets. Given the current high valuation of U.S. equities, the market continues to remain vulnerable to negative surprises. While market expectations are that the worst is now behind us, and while we believe the aid packages put in place by international agencies to help Southeast Asia will suffice, there remains a risk that this economic "flu" will spread and damage the U.S. and other economies.
[PHOTO OF MARK STALNECKER OMITTED]

                                                       [SQUARE BULLET] CORE FUND
--------------------------------------------------------------------------------

     Q: What advice do you have for CoreFund investors given current conditions?
     A: Solid, long-term real returns can be realized by investors who stay with their long-term investment plans through market cycles. Investors should view any short-term market declines within the context of the returns earned during the past decade. Investors should remain committed to their long-term investment plan and not attempt to try to "time" market movements.
     Thank you for your continued confidence in the CoreFund Family of Mutual Funds. We are committed to providing investors with strong returns across all investment objectives. For additional information concerning your fund(s), I direct your attention to the comments by the fund portfolio managers.

[PHOTO OF MARK STALNECKER OMITTED]
                                                  /S/ SIGNATURE
                                                  MARK STALNECKER
                                                  CHAIRMAN, CSIA

MANAGERS'
DISCUSSION
OF
FUND
PERFORMANCE
--------------------------------------------------------------------------------

DECEMBER 31, 1997

                            COREFUND EQUITY MANAGERS

                                  LARY AASHEIM
                                  EQUITY INDEX

                                 STEPHEN DALTON
                           GROWTH EQUITY AND BALANCED


                              (MANAGERS NOT SHOWN)

                                  JOSEPH STOCKE
                          CORE EQUITY & SPECIAL EQUITY
                                 MICHAEL GIBSON
                               MARTIN CURRIE, INC.
                                       AND
                                 BEVERLY HENDRY
                                ABERDEEN MANAGERS
                              INTERNATIONAL GROWTH

               [PHOTO OF LARY AASHEIM AND STEPHEN DALTON OMITTED]

   [SQUARE BULLET]  EQUITY INDEX FUND

                               SEMI-ANNUAL RESULTS
                          [GRAPHIC OF POINTER OMITTED]
[SQUARE BULLET] This Fund  returned  10.12%  after  expenses  for the six months ending December 31, 1997.
[SQUARE BULLET] The Fund's  benchmark,  the S&P 500  Composite  Index (S&P 500), returned 10.58% for the same period.
[SQUARE BULLET] Assets in the Fund grew 11% from$245.9 million to $272.7 million during the six months.


                                   COMMENTARY

The CoreFund Equity Index Fund is managed to mirror the S&P 500 Index. As it reflects the performance of the overall stock market, the Fund offers investors the potentially attractive long-term returns of the equity market, while insulating them from the risks associated with any one investment management style.
The Fund is invested in a well-diversified sampling of the 500 names of the S&P 500 Index. A quantitative model is used to make sure that sector weightings are maintained in the same proportions as the Index. This minimizes the impact of transaction costs which can have a negative impact on performance. We take advantage of every opportunity to keep transaction costs as low as possible at all times.
         Even after taking out expenses, the Fund slightly underperformed the Index for the semi-annual time period. One reason for this was the need to maintain higher cash levels to support less predictable cash flows during this period. The result was a slight drag on net performance which impacted the Fund's ability to track, or match, Index performance.

     Although the Fund is not managed in terms of market conditions, we closely monitor the world economy. Looking ahead,

                                                        [SQUARE BULLET] COREFUND
--------------------------------------------------------------------------------

we expect market volatility to continue due to the Southeast Asia turmoil and the strength of the U.S. dollar. On the bright side, the problems in Southeast Asia have helped to lower interest rates. While corporate earnings are hurt by Asian exposure, valuations are helped by the lower interest rates.

                               [BAR GRAPH OMITTED]
                             6-MONTH TOTAL RETURN %
                             ----------------------
                   S&P 500 INDEX    EQUITY INDEX (CLASS Y)
                       10.58                10.12

                   PERFORMANCE
---------------------------------------------
                   6-MONTH     NAV      NAV
                TOTAL RETURN 6/30/97 12/31/97
                (CUMULATIVE)
---------------------------------------------
  CLASS Y          10.12%     $37.39  $39.65
  CLASS A W/O LOAD  2.74       37.37   39.66
  CLASS A W/LOAD   (2.90)      39.54   41.97
  CLASS B W/O LOAD  3.37*         --   39.12
  CLASS B W/LOAD   (1.62)*        --      --
  S&P 500 INDEX    10.58          --      --
---------------------------------------------
*INCEPTION DATE 11/7/97

[SQUARE BULLET] CORE EQUITY FUND

[GRAPHIC OF POINTER]

SEMI-ANNUAL RESULTS

[SQUARE BULLET] This Fund returned 11.87% for the six months ending December 31,
                1997.
[SQUARE BULLET] The Fund's benchmark, the S&P 500 Index, returned 10.58% for the same period.
[SQUARE BULLET] Assets in the Fund grew 9% from$531.1  million to $576.8 million during the six months.

                                   COMMENTARY

During the last six months of 1997, the Core Equity Fund produced positive results for shareholders and slightly outperformed its benchmark. Throughout the period, we saw an equity market that was much more volatile than we've seen in recent years.
         There was a sell-off in October due to concern about the implications of the situation in Asia on the United States A rebound followed, but the market wasn't able to break through to new highs. As a result, we've entered a period where the market is supported by low interest rates due to low inflation and a strong dollar. But, these positives are being offset by the problems

                                EQUITY INDEX FUND
                                ----------------

                                QUICK FUND FACTS
                                ----------------
                                 INCEPTION DATE:
                                FEBRUARY 14, 1985
                                 PORTFOLIO SIZE:
                                 $272.7 MILLION
                               SHARES OUTSTANDING:
                           6,877,433 (Y A&B COMBINED)

                                TOP FIVE HOLDINGS
                                ----------------
                             (% OF FUND INVESTMENTS)

                                GENERAL ELECTRIC
                                      3.2%
                                    COCA-COLA
                                      2.2%
                                    MICROSOFT
                                      2.0%
                                      EXXON
                                      2.0%
                                 MERCK & COMPANY
                                      1.7%

MANAGERS'
DISCUSSION
OF
FUND
PERFORMANCE
(CONTINUED)
--------------------------------------------------------------------------------

DECEMBER 31, 1997

                                CORE EQUITY FUND
                                ----------------
                                QUICK FUND FACTS
                                ----------------
                                 INCEPTION DATE:
                                FEBRUARY 28, 1990
                                 PORTFOLIO SIZE:
                                 $576.8 MILLION
                               SHARES OUTSTANDING:
                            27,999,895 (Y, A&B COMBINED)

                                TOP FIVE HOLDINGS
                                ----------------
                             (% OF FUND INVESTMENTS)
                                    WORLDCOM
                                      3.8%
                                     CENDANT
                                      3.5%
                             AIRTOUCH COMMUNICATIONS
                                      3.3%
                                      MOBIL
                                      3.2%
                                 NABISCO CLASS A
                                      3.1%


[SQUARE BULLET] CORE EQUITY (CONTINUED) in Asia which may put pressure oncorporate profits.

      Throughout the period we kept to our Fund strategy, using a bottom-up approach that combines quantitative and qualitative analysis, to invest in a diversified group of the most attractive large- and mid-capitalization companies.Overall, sector weightings within the Fund remained consistent throughout the period.
      The Fund benefited from an overweighting within the communication sector including strong performance from such stocks as Storage Technology and America Online. Investments in Lowe's Company and General Nutrition within the retail sector also helped performance. The Fund was hurt by weak performance in the basic materials sector and the healthcare sector.
      Looking ahead, we expect the market to continue to be choppy, reacting on a daily basis to whatever news is coming out of the Asian countries and the most current economic data. Although investors are being pushed into the bond market due to concerns about Asia, they are also being pulled back to the stock market because of low, and declining, interest rates. As a result, the market is not making a lot of progress in either direction and we wouldn't be surprised to see these conditions continue for a while longer.

                               [BAR GRAPH OMITTED]
                             6-MONTH TOTAL RETURN %
                             ----------------------
                   S&P 500 INDEX    CORE EQUITY (CLASS Y)
                       10.58                11.87

                   PERFORMANCE
---------------------------------------------
                   6-MONTH     NAV      NAV
                TOTAL RETURN 6/30/97 12/31/97
                (CUMULATIVE)
---------------------------------------------
  CLASS Y          11.87%    $21.11  $20.60
  CLASS A W/O LOAD 11.70      21.13   20.61
  CLASS A W/LOAD    5.56      22.36   21.81
  CLASS B W/O LOAD (7.39)*       --   18.31
  CLASS B W/LOAD  (11.36)*       --      --
  S&P 500 INDEX    10.58         --      --
---------------------------------------------
*INCEPTION DATE 11/7/97

                                                        [SQUARE BULLET] COREFUND
--------------------------------------------------------------------------------

[SQUARE BULLET] GROWTH EQUITY FUND

                               SEMI-ANNUAL RESULTS
[SQUARE BULLET] This Fund returned 14.11% for the six months ending December 31,
                1997.
[SQUARE BULLET] The Fund's benchmarks, the Lipper Growth Funds Index and the S&P
                500 returned 10.98% and 10.58% respectively for the six months. [SQUARE BULLET] Assets in the Fund grew 11% from $152.4 million to $168.5 million during the six months.

                                   COMMENTARY
[GRAPHIC OF POINTER OMITTED]
The CoreFund Growth Equity Fund outperformed its benchmarks while producing positive returns for investors.
     Sector leadership was rotational. Through October, the technology, financial, and healthcare sectors led performance. In the second quarter, electric utilities performed well, as did telecommunications services where we saw strength based on consolidations and continued strong fundamentals.
     Briefly, at the beginning of the period, smaller capitalization stocks performed better than larger capitalization stocks. However, a flight to larger capitalization, quality, domestic, and interest-sensitive sectors paced the broader market's return in the second quarter. The stocks of companies perceived to have significant Asian exposure or sectors containing stocks of companies pre-announcing negative earnings surprises, such as oil service, technology, and HMO's, were the weakest of the quarter.
         The Fund benefited from better-than-expected earnings growth and enjoyed great performance through September. However, the Fund's overweighting in technology caused it to be negatively impacted by the Asian crisis the second quarter.
         Offsetting the weaker areas, an overweighting in financial stocks and communications services helped performance. This was primarily due to exceptional results by Teleport, McLeod, and Brooks Fiber Properties. During this period we increased our holdings of consumer cyclicals, telecommunications services, and financial stocks while reducing our energy and healthcare holdings.
         Looking ahead, we will remain fully invested with incremental buying in domestically oriented sectors with strong growth characteristics, including retail, media, food, and insurance. We will keep our lower

                               GROWTH EQUITY FUND
                               ------------------
                                QUICK FUND FACTS
                               ------------------
                                 INCEPTION DATE:
                                FEBRUARY 3, 1992
                                 PORTFOLIO SIZE:
                                 $168.5 MILLION
                               SHARES OUTSTANDING:
                           10,318,439 (Y, A&B COMBINED)

                                TOP FIVE HOLDINGS
                               ------------------
                             (% OF FUND INVESTMENTS)

                                  DAYTON HUDSON
                                      3.0%
                                       GAP
                                      2.8%
                                HEALTH MANAGEMENT
                                   ASSOCIATES
                                      2.7%
                                   BMCSOFTWARE
                                      2.6%
                                    ALLSTATE
                                      2.5%

MANAGERS'
DISCUSSION
OF
FUND
PERFORMANCE
--------------------------------------------------------------------------------
(CONTINUED)

DECEMBER 31, 1997

[SQUARE BULLET] GROWTH EQUITY (CONTINUED)

technology weighting, until we see what impact the Asian economic crisis will have on this sector. The Asian crisis may have a negative effect on selected companies and modestly slow the U.S. expansion. However, the positive impact of lower inflation and interest rates may have an overall beneficial impact on U.S. financial assets. [SQUARE BULLET]
--------------------------------------------------------------------------------

[BAR GRAPH OMITTED]
                           6-MONTH TOTAL RETURN %
                           ----------------------
GROWTH EQUITY (CLASS Y)  LIPPER GROWTH EQUITY INDEX    S&P 500 INDEX
       14.11                        10.98                    10.58

                PERFORMANCE
----------------------------------------------
                   6-MONTH     NAV      NAV
                TOTAL RETURN 6/30/97 12/31/97
                (CUMULATIVE)
----------------------------------------------
  CLASS Y          14.11%    $15.43   $16.33
  CLASS A W/O LOAD 14.02      15.39    16.27
  CLASS A W/LOAD    7.72      16.29    17.22
  CLASS B W/O LOAD  0.85*        --    16.19
  CLASS B W/LOAD   (3.83)*       --      --
  LIPPER GROWTH    10.98         --      --
  S&P 500 INDEX    10.58         --      --
--------------------------------------------
*INCEPTION DATE 11/18/97

[SQUARE BULLET] SPECIAL EQUITY FUND
                               SEMI-ANNUAL RESULTS
[SQUARE  BULLET] This Fund returned 8.14% for the six months ending December 31,
                 1997.
[SQUARE  BULLET] The Fund's  benchmark,  the Russell 3000 Equal Weighted  Index, returned 12.76% for the same period.
[SQUARE  BULLET] Assets  in the Fund grew 4% from $74.3 million to $77.0 million during the six months.

                                   COMMENTARY

The CoreFund Special Equity Fund underperformed its benchmark during a volatile period in its sector of the stock market. The underperformance was due primarily to stock selection, profit taking, and an overall market gravitation away from smaller companies to blue-chip companies as investors reacted to the crisis in Asia.
         There was a sell-off in October due to concerns about the implications of the situation in Asia on the United States. A rebound followed, but the market wasn't able to break through to new highs. As a result, we've entered a period where the market is supported by low interest rates due to low

                                                        [SQUARE BULLET] COREFUND
--------------------------------------------------------------------------------

                [BAR GRAPH OMITTED]
               6-MONTH TOTAL RETURN %
               ----------------------
SPECIAL EQUITY (CLASS Y) RUSSELL 3000 (EW) INDEX
          8.14                      12.76

                    PERFORMANCE
----------------------------------------------
                   6-MONTH     NAV      NAV
                TOTAL RETURN 6/30/97 12/31/97
                (CUMULATIVE)
----------------------------------------------
  CLASS Y          14.11%    $15.43 $16.33
  CLASS A W/O LOAD 14.02      15.39  16.27
  CLASS A W/LOAD    7.72      16.29  17.22
  CLASS B W/O LOAD  0.85*        --  16.19
  CLASS B W/LOAD   (3.83)*       --     --
  LIPPER GROWTH    10.98         --     --
  S&P 500 INDEX    10.58         --     --
----------------------------------------------
*INCEPTION DATE 11/7/97

inflation and a strong dollar. But, these positives are being offset by the problems in Asia which may put pressure on corporate profits.
     Throughout the period we kept to our Fund strategy, using a bottom-up approach combining quantitative and qualitative analysis, to invest in a diversified group of the most attractive mid- and small-capitalization companies. Overall, sector weightings within the Fund remained consistent throughout the period.
[SQUARE POINTER OMITTEED]
         The Fund benefited from strong performance from such stocks as Bright Horizons (a daycare franchise), Mac-Gray (a laundry services company) as well as America Online, within the technology sector, and General Nutrition within the retail sector. Financial stocks were among the best performers, led by declining interest rates and continuing consolidation among banks and brokers. Overall, technology stocks had a poor year as fourth quarter concerns over the growing Asian crisis were particularly harmful.
         Looking ahead, we expect the market to continue to be choppy, reacting on a daily basis to whatever news is coming out of the Asian countries and the most current economic data. Although investors are being pushed into the bond market due to concerns about Asia, they are also being pulled back to the stock market because of low, and declining, interest rates. As a result, the market is not making a lot of progress in either direction and we wouldn't be surprised to see these conditions continue for a while longer. [SQUARE BULLET]
--------------------------------------------------------------------------------

                              SPECIAL EQUITY FUND
                              -------------------
                                QUICK FUND FACTS
                              -------------------
                                 INCEPTION DATE:
                                 MARCH 15, 1994
                                 PORTFOLIO SIZE:
                                  $77.0 MILLION
                               SHARES OUTSTANDING:
                           7,232,439 (Y, A&BCOMBINED)
                                TOP FIVE HOLDINGS
                             (% OF FUND INVESTMENTS)

                                   SCIOS NOVA
                                      3.4%
                                     CENDANT
                                      2.8%
                                   AMBPROPERTY
                                      2.1%
                               LUCENT TECHNOLOGIES
                                      1.8%
                                     KUHLMAN
                                      1.7%

MANAGERS'
DISCUSSION
OF
FUND
PERFORMANCE
--------------------------------------------------------------------------------
(CONTINUED)

DECEMBER 31, 1997

                            INTERNATIONAL GROWTH FUND
                            -------------------------
                                QUICK FUND FACTS
                            -------------------------
                                 INCEPTION DATE:
                                FEBRUARY 12, 1990
                                 PORTFOLIO SIZE:
                                 $160.7 MILLION
                               SHARES OUTSTANDING:
                           12,101,514 (Y, A&BCOMBINED)

                                TOP FIVE HOLDINGS
                            -------------------------
                             (% OF FUND INVESTMENTS)

                                   NOVARTIS AG
                                      2.4%
                                      VEBA
                                      2.1%
                                      EAUX
                                      2.0%
                                 ROCHE HOLDINGS
                                      2.0%
                               CREDIT SUISSE GROUP
                                      1.8%

[SQUARE BULLET] INTERNATIONAL GROWTH FUND
                               SEMI-ANNUAL RESULTS

[SQUARE BULLET] This  Fund  returned (4.89)% for the six months ending  December
                31, 1997.

[SQUARE BULLET] The Fund's benchmark,  the Morgan Stanley Capital  International
                EAFE Index, returned (8.48)% for the same period.

[SQUARE BULLET] Assets  in  the Fund declined 2.9% from $165.5 million to $160.7 million during the six months.

                                   COMMENTARY

                          [GRAPHIC OF POINTER OMITTED]
The CoreFund International Growth Fund beat its benchmark and provided investors with strong relative performance during a very challenging economic period. The Fund benefited from the added level of diversification gained by being co-managed by Martin Currie, Inc. (80%) and Aberdeen Managers (20%).
         The Fund's performance was primarily due to very good stock selection, an underweighting of Japanese securities, a reduction of the Fund's overall position in the Far East, and a higher than normal cash position. However, the Fund was still significantly challenged by severe problems in Asia.
         Overall, in the third quarter of 1997, the U.K and European markets were very strong. The U.K. market rallied as interest rates fell. The pound sterling was weak in the third quarter and strengthened in the fourth quarter. In the fourth quarter, the U.K. was neutral and Europe was again strong. These economies are being generally accepted as on track, which has had a positive effect on investor psychology.
         The stocks that performed best for the Fund were financials, pharmaceutical, and utilities in the U.K. Similar performance was found in these sectors of the European markets, and in stocks of companies experiencing restructuring. In the third quarter, the Fund owned some companies with export exposure, but sold them in the fourth quarter due to currency strengthening. This move benefited the Fund.
         Japan had a very difficult six months. It was down significantly in the last half of 1997 due to wide spread economic weakness. The Fund is significantly underweighted in Japan, and we are focusing primarily on those Japanese companies that export to take advantage of the weak currency.

                                                       [SQUARE BULLET] CORE FUND
--------------------------------------------------------------------------------

         Central and Latin America were not too severely impacted by Asian problems during the third quarter, but caught a bit of the "flu" in the fourth quarter. The Fund had strong exposure to Mexico and Brazil. But the Brazilian exposure was reduced during the fourth quarter. We believe Mexico will continue to do very well. We have excellent relative performance here and believe that there is still opportunity as it is a more mature, and yet still emerging, market.
         The Asian market environment was very difficult and at times extremely volatile throughout the period. The markets fell sharply due to severe currency devaluation and some weakness in the economy. We believe the problems here are going to take awhile to resolve themselves. In general, we started reducing our exposure to this area when problems began to emerge at the end of 1996 and the reduction continued throughout 1997.
         Looking ahead, with the Economic Monetary Union still on track, we expect continued growth in both the U.K. and Europe through 1998. The Fund will remain focused on pharmaceuticals and financial companies, [BAR GRAPH OMITTED]

[BAR GRAPH OMITTED]
                  6-MONTH TOTAL RETURN %
                  ----------------------
INTERNATIONAL GROWTH (CLASS Y)     MSCI/EAFE INDEX
           (8.48)                        (4.89)

                    PERFORMANCE
---------------------------------------------
                   6-MONTH    NAV     NAV
                TOTAL RETURN 6/30/97 12/31/97
                (CUMULATIVE)
---------------------------------------------
  CLASS Y          (4.89)%  $14.72  $13.28
  CLASS A W/O LOAD (4.98)    14.70   13.28
  CLASS A W/LOAD  (10.24)    15.56   14.05
  CLASS B W/O LOAD  1.46*       --   13.28
  CLASS B W/LOAD   (3.35)*      --      --
  MSCI/EAFE        (8.48)       --      --
---------------------------------------------
*INCEPTION DATE 11/24/97

while reducing exposure to manufacturers with exports as a significant part of their business.
     As for the Asian markets, currently we're looking for buying opportunities. With 70% of the world's population in this region, values are being created. We will be closely focusing on the well-managed, well-financed companies which survive and emerge strongly thereafter. [SQUARE BULLET]
--------------------------------------------------------------------------------

MANAGERS'
DISCUSSION
OF
FUND
PERFORMANCE
--------------------------------------------------------------------------------
(CONTINUED)

DECEMBER 31, 1997


                                  BALANCED FUND
                                ----------------
                                QUICK FUND FACTS
                                ----------------
                                 INCEPTION DATE:
                                 JANUARY 4, 1993
                                 PORTFOLIO SIZE:
                                 $127.4 MILLION
                               SHARES OUTSTANDING:
                           9,369,442 (Y, A&BCOMBINED)

                                TOP FIVE HOLDINGS
                                ----------------
                             (% OF FUND INVESTMENTS)

                          HEALTH MANAGEMENT ASSOCIATES
                                      1.5%
                                CRESTAR FINANCIAL
                                      1.5%
                                   BMCSOFTWARE
                                      1.5%
                                       HBO
                                      1.5%
                                 SCHERING PLOUGH
                                      1.4%

[SQUARE BULLET] BALANCED FUND
                               SEMI-ANNUAL RESULTS

[SQUARE BULLET] This Fund  returned 7.31% for the six months ending December 31,
                1997.
[SQUARE BULLET] The Fund's benchmarks, the S&P 500 Index and the Lehman Brothers
                Intermediate Government/Corporate Bond Index returned 10.58% and 4.90%, respectively, for the same period.
[SQUARE BULLET] Assets in the Fund grew 8% from $117.8 million to $127.4 million during the six months.

                                   COMMENTARY

[GRAPHIC OF POINTER  OMITTED]

The CoreFund Balanced Fund produced positive returns for investors for the semi-annual period. The period was volatile, characterized by better-than-expected earnings growth, as well as peaking and declining interest rates. We also saw overwhelming concern about the Southeast Asian economic crisis which seemed to rule the market and add additional volatility on the downside to equities, and on the upside to bond yields.
     On the equity side, sector leadership was rotational. In the first quarter (through September), the technology, financial, and healthcare sectors led performance. In the second quarter electric utilities performed well, as did telecommunications services where we saw strength based on consolidations and continued strong fundamentals both in the competitive local exchange carrier and second-tier long distance stocks.
     Briefly, at the beginning of the period, smaller capitalization stocks performed better than larger capitalization stocks. However, a flight to larger capitalization, quality, domestic, and interest-sensitive sectors paced the broader market's return in the second quarter. The stocks of companies perceived to have significant Asian exposure, and those sectors containing stocks of companies preannouncing negative earnings surprises, including oil service, technology and HMO's were the weakest of the quarter. We are now decreasing our overweighting in energy stocks while increasing our underweighting in financial stocks which we believe will improve performance.
     On the bond side, we saw a peaking of yields at the beginning of this period and a general decline that accelerated through the end of December. The flight to quality coupled with the rally in the long bond made

                                                      [SQUARE  BULLET] CORE FUND
--------------------------------------------------------------------------------

the 30-year U.S. Treasuries the best performing bonds. The bond portion of the Fund (30%) underperformed it's index due to having a shorter average duration than the index.

[BAR GRAPH OMITTED]
6-MONTH TOTAL RETURN %
----------------------
BALANCED (CLASS Y)  S&P 500 INDEX  LEHMAN INT. GOV'T/CORP INDEX
        7.31             10.58                4.90

                   PERFORMANCE
-----------------------------------------------
                   6-MONTH     NAV      NAV
                TOTAL RETURN 6/30/97 12/31/97
                (CUMULATIVE)
-----------------------------------------------
  CLASS Y           7.31%    $13.52   $13.60
  CLASS A W/O LOAD  7.19      13.52    13.60
  CLASS A W/LOAD    1.27      14.31    14.39
  CLASS B W/O LOAD (0.45)*       --    13.51
  CLASS B W/LOAD   (5.14)*       --       --
  S&P 500 INDEX    10.58         --       --
  LEHMAN INT.
     GOV'T/CORP.
     BOND INDEX     4.90         --       --
-----------------------------------------------
*INCEPTION DATE 11/5/97

[GRAPHIC OF POINTER OMITTED]

      The Fund's asset allocation is currently 64% stocks, 30% bonds, and 6% cash. Given current conditions, we plan to keep this breakdown consistent. Looking ahead, the U.S. economy and corporate profits will be further impacted by the Asian crisis. Negatively, Asian demand will probably decline for products used in large projects and big ticket items. On the positive side, inflation, interest rates, and economic activity in the U.S. should remain below current expectations, which is beneficial for financial assets. We will thus focus on domestically-oriented growth issues in equities, while looking to pick up yield in the bond market. [SQUARE BULLET]
--------------------------------------------------------------------------------

MANAGERS'
DISCUSSION
OF
FUND
PERFORMANCE
--------------------------------------------------------------------------------
(CONTINUED)

DECEMBER 31, 1997

                             SHORT TERM INCOME FUND
                             ----------------------
                                QUICK FUND FACTS
                             ----------------------
                                 INCEPTION DATE:
                                  MAY 15, 1995
                                 PORTFOLIO SIZE:
                                  $37.8 MILLION
                               SHARES OUTSTANDING:
                             3,782,284 (Y&A COMBINED)
                           AVERAGE WEIGHTED MATURITY:
                                   0.96 YEARS

                             QUALITY DIVERSIFICATION
                               [PIE CHART OMITTED]
                                   AAA      53%
                                   AA        4%
                                   A        31%
                                   BBB       6%
                                   OTHER     6%
                 INVESTMENT QUALITY RATINGS AS RATED BY MOODY'S

[SQUARE BULLET] SHORT TERM INCOME FUND
                               SEMI-ANNUAL RESULTS

[SQUARE  BULLET] This Fund returned 3.00% for the six months ending December 31,
                 1997.
[SQUARE  BULLET] The Fund's  benchmark,  the Merrill Lynch 1-year  Treasury Bill
                 Index, returned 2.92% for the same period.
[SQUARE  BULLET] Assets in the Fund grew 1% from $37.5 million to $37.8 million during the six months.

                                   COMMENTARY

                          [GRAPHIC OF POINTER OMITTED]
The CoreFund Short Term Income Fund provided investors with positive returns for the year. The Fund's asset allocation is about 40% Treasuries, 40% corporates, and 20% asset-backed securities. Duration matched Index throughout the period with the exception of the end of the fourth quarter when duration was lengthened slightly as year-end trades increased. This strategy benefited the Fund's performance.
         During the third quarter of 1997, inflation fears subsided and the yield curve on short-term securities flattened in reaction to dampened concerns about an impending increase in the Federal funds rate. Also, as the U.S. moves closer to a budget surplus, there was a reduction in the supply of Treasury securities coupled with a healthy demand, causing rates to drop. Corporates were tightening to Treasuries in the third quarter.
     In the fourth quarter, the Asian crisis impacted the market and corporates began to widen as investors looking for stability moved money into Treasuries. Events in Asia unraveled, causing investors to reassess value and risk factors in the market in general. Also

[BAR GRAPH OMITTED]
                    6-MONTH TOTAL RETURN %
                    ----------------------
SHORT TERM INCOME (CLASS Y)   MERRILL LYNCH 1-YEAR T-BILL INDEX
          3.00                               2.92

                       YIELD 30-DAY %
                       --------------
SHORT TERM INCOME (CLASS Y)   MERRILL LYNCH 1-YEAR T-BILL INDEX
          5.46                               5.49

                     PERFORMANCE
-----------------------------------------------
                   6-MONTH    YIELD     NAV
                TOTAL RETURN 30-DAY  12/31/97
                (CUMULATIVE)
-----------------------------------------------
  CLASS Y           3.00%     5.46% $  9.99
  CLASS A W/O LOAD  2.87      5.46     9.98
  CLASS A W/LOAD   (0.43)     5.04    10.32
  MERRILL LYNCH
    1-YEAR T-BILL
    INDEX           2.92      5.49       --
-----------------------------------------------

                                                        [SQUARE BULLET] COREFUND
--------------------------------------------------------------------------------

in this quarter, U.S. Dollar short-term LIBOR Rates were driven higher and the supply of Treasury Bills increased. Focus has shifted from LIBOR floater bonds to Federal Fund-based and Prime-based floater bonds, since these securities tend to fluctuate less.
     Looking forward, we believe uncertainty due to the Asian crisis will continue, which will keep money moving into the fixed-income market. However, the impact of the crisis on domestic corporations is still unknown. We will increase our emphasis on credit quality while maintaining our current neutral duration structure. [SQUARE BULLET]
--------------------------------------------------------------------------------

[SQUARE BULLET] SHORT-INTERMEDIATE BOND
                               SEMI-ANNUAL RESULTS
[GRAPHIC OF POINTER OMITTED]
[SQUARE BULLET] This Fund returned 4.25% for the six month  ending  December 31,
                1997.
[SQUARE BULLET] The Fund's benchmark,  the Merrill Lynch 1-3 year Treasury Index returned 4.90% for the same period.
[SQUARE BULLET] Assets in the Fund grew 4% from $165.9 million to $172.8 million during the six months.

                                   COMMENTARY

The CoreFund Short-Intermediate Bond Fund outperformed it's benchmark and provided investors with positive returns for the year. During the semi-annual period, there was a significant rally in the bond market. The yield curve declined, largely led by the 30-year Treasury. However, shorter-term securities did not participate in the rally as much as longer-term bonds.
         Treasury securities outperformed all other bonds throughout the period. Events in Asia unraveled during the second half of the year, causing investors to reassess value and risk factors in the market in general. As a result, more money was shifted toward the Treasury market.

                          SHORT-INTERMEDIATE BOND FUND
                          ----------------------------
                                QUICK FUND FACTS
                          ----------------------------
                                 INCEPTION DATE:
                                FEBRUARY 3, 1992
                                 PORTFOLIO SIZE:
                                 $172.8 MILLION
                               SHARES OUTSTANDING:
                            17,360,703 (Y&A COMBINED)
                           AVERAGE WEIGHTED MATURITY:
                                   3.97 YEARS

                             QUALITY DIVERSIFICATION
                                AAA       65%
                                AA        13%
                                A         10%
                                BBB        8%
                                BB         1%
                                OTHER      3%
                               [PIE CHART OMITTED]

                 INVESTMENT QUALITY RATINGS AS RATED BY MOODY'S

MANAGERS'
DISCUSSION
OF
FUND
PERFORMANCE
--------------------------------------------------------------------------------
(CONTINUED)

DECEMBER 31, 1997

[SQUARE BULLET] SHORT-INTERMEDIATE (CONTINUED)

         Coming into the second half of 1997, the Fund's duration was slightly longer than the Index, which helped performance. The superior performance resulting from the longer duration was somewhat offset by the Fund's underweighting in Treasury securities relative to the 100% Treasury Index. Duration was scaled back to more closely match the Index over the final quarter of 1997.

                         COREFUND FIXED INCOME MANAGERS
                                [PHOTO OMITTED]
                                (LEFT TO RIGHT)
                                 JOSEPH BAXTER
                        INTERMEDIATE, PA & NJ MUNI BONDS
                                   DAN TAYLOR
                            SHORT-INTERMEDIATE BOND
                                  BRIAN SNYDER
                        INTERMEDIATE, PA & NJ MUNI BONDS
                                  JOHN ACKLER
                               SHORT TERM INCOME
                                WILLIAM LAWRENCE
                            GOVERNMENT INCOME & BOND
                              (MANAGER NOT SHOWN)
                                 GEORGE MCNEILL
                                  GLOBAL BOND

         The yield advantage provided by the Fund's mortgage-backed and asset-backed securities also added incremental return to the portfolio. However, the higher yields were offset by the widening of these sectors, in the fourth quarter of 1997. The Fund took advantage of historically wide asset-backed securities spreads at year end to increase allocation to that sector.
         Within the corporate sector the Fund has focused on banks and financial companies with an emphasis on takeover themes and strong fundamentals.
         Looking ahead to 1998, we will continue to work to add value through security selection and sector allocation. We expect investors will continue to be concerned about the impact of the Asian crisis. Accordingly, the high grade segments of the fixed-income markets should continue to perform well. In addition, prepayment protection in the mortgage-backed and asset-backed sectors will become increasingly important the longer Treasury yields remain at these historically low levels. We will likely lower the Fund's duration as short-term Treasury yields continue their decline below the Federal Reserve's target overnight rate. We will also continue to minimize prepayment risk in the Fund's mortgage and asset-backed holdings. [SQUARE BULLET]
--------------------------------------------------------------------------------

                                                        [SQUARE BULLET] COREFUND
--------------------------------------------------------------------------------

                          SHORT-INTERMEDIATE BOND FUND
                               [BAR GRAPH OMITTED]
                         6-MONTH TOTAL RETURN %
                         ----------------------
SHORT-INTERMEDIATE (CLASS Y)  MERRILL LYNCH 1-3 YR TREASURY INDEX
           4.25                             4.90

                                 YIELD 30-DAY %
                                 --------------
SHORT-INTERMEDIATE (CLASS Y)  MERRILL LYNCH 1-3 YR TREASURY INDEX
           5.65                             5.91


                  PERFORMANCE
----------------------------------------------
                    6-MONTH    YIELD    NAV
                 TOTAL RETURN 30-DAY 12/31/97
                 (CUMULATIVE)
----------------------------------------------
  CLASS Y            4.25%     5.65%  $  9.95
  CLASS A W/O LOAD   4.14      5.65      9.95
  CLASS A W/LOAD     0.76      5.29     10.28
  MERRILL LYNCH
    1-3 YR. TREASURY 4.90      5.91        --
----------------------------------------------

[SQUARE BULLET] GOVERNMENT INCOME FUND
                               SEMI-ANNUAL RESULTS

[SQUARE BULLET]  This  Fund  returned  6.00% after  expenses  for the six months ending December 31, 1997.
[SQUARE BULLET]  The Fund's benchmarks, the Lehman Brothers Aggregate Bond Index and the Salomon Brothers Broad Bond Index returned 6.38% and 6.37% respectively for the same period.
[GRAPHIC OF POINTER OMITTED]
[SQUARE BULLET]  Assets in the Fund grew 11% from $20.7 million to $22.9 million during the six months.

                                  COMMENTARY

The CoreFund Government Income Fund produced positive results for shareholders while nearly matching its benchmark. Throughout the third quarter of the calendar year moderating retail sales and excellent inflation data were combined with an improving Federal deficit and a decline in the number of Treasury securities being auctioned.
         In the fourth quarter of 1997, this rally continued but, for different reasons. The Asian crisis dominated this period, fueling a global flight to quality which helped both the U.S. Dollar and U.S. Treasury securities.

                             GOVERNMENT INCOME FUND
                             ----------------------
                                QUICK FUND FACTS
                             ----------------------
                                 INCEPTION DATE:
                                  APRIL 1, 1993
                                 PORTFOLIO SIZE:
                                  $22.9 MILLION
                               SHARES OUTSTANDING:
                            2,279,366 (Y&A COMBINED)
                           AVERAGE WEIGHTED MATURITY:
                                   8.47 YEARS

                            MATURITY DIVERSIFICATION
                            UNDER 1 YEAR          2%
                            1-5 YEARS            49%
                            6-10 YEARS           36%
                            OVER 20 YEARS        13%
                              [PIE CHART OMITTED]
                  MATURITY IN YEARS -- % OF FUND INVESTMENTS.

MANAGERS'
DISCUSSION
OF
FUND
PERFORMANCE
--------------------------------------------------------------------------------
(CONTINUED)

DECEMBER 31, 1997
                             GOVERNMENT INCOME FUND
                             ----------------------
                                QUICK FUND FACTS
                             ----------------------
                                 INCEPTION DATE:
                                  APRIL 1, 1993
                                 PORTFOLIO SIZE:
                                  $22.9 MILLION
                               SHARES OUTSTANDING:
                             2,279,366 (Y&ACOMBINED)
                           AVERAGE WEIGHTED MATURITY:
                                   8.47 YEARS

                            MATURITY DIVERSIFICATION
                            UNDER 1 YEAR       2%
                            1-5 YEARS         49%
                            6-10 YEARS        36%
                            OVER 20 YEARS     13%
                              [PIE CHART OMITTED]
                   MATURITY IN YEARS --% OF FUND INVESTMENTS

         The Fund began the period heavily invested in mortgage-backed securities with the balance in U.S. Treasuries. The Fund's average duration was slightly longer than the Index. As the market rallied, the percent of Treasury holdings was increased, but the Fund was still underweighted in this area. The duration of the Treasury holdings was extended to offset the prepayment aspects of the Fund's mortgage holdings. And, the Fund overall finished the year slightly longer than the Index duration.
         Fund performance was enhanced by the yield advantage of its mortgage holdings and its duration structure. But, the underweighting in Treasuries and overweighting in mortgages hurt the Fund's relative performance versus the Index.
      Investors should note that this was a very good period for high grade bond investors. Looking forward, we believe that for at least the first half of 1998, concern about the Asian crisis will result in investors being more risk opposed, emphasizing credit quality and liquidity. The Fund should continue to benefit from its large Treasury holdings. The Federal Reserve may ease interest rates possibly resulting in the Treasury market becoming overpriced.

[BAR GRAPH OMITTED]
                 6-MONTH TOTAL RETURN %
                 ----------------------
GOVERNMENT INCOME   LEHMAN AGGREGATE   SALOMON BROTHERS
    (CLASS Y)           BOND INDEX        BOND INDEX
      6.00                6.38               6.37

                    YIELD 30-DAY %
                    --------------
GOVERNMENT INCOME   LEHMAN AGGREGATE   SALOMON BROTHERS
    (CLASS Y)           BOND INDEX        BOND INDEX
      5.94                6.24               6.30

                 PERFORMANCE
----------------------------------------------
                   6-MONTH    YIELD    NAV
                TOTAL RETURN 30-DAY  12/31/97
                (CUMULATIVE)
----------------------------------------------
  CLASS Y           6.00%     5.94%  $10.03
  CLASS A W/O LOAD  5.86      5.94    10.03
  CLASS A W/LOAD    2.40      5.50    10.37
  LEHMAN
    AGGREGATE BOND  6.38      6.24       --
  SALOMON
    BROAD BOND      6.37      6.30       --
----------------------------------------------

     The Fund will retain its fully invested posture and work to minimize prepayment risk in its mortgage holdings. Mortgaged pass-through securities will be utilized as a source of higher yield. [SQUARE BULLET]
--------------------------------------------------------------------------------

                                                        [SQUARE BULLET] COREFUND
--------------------------------------------------------------------------------

[SQUARE BULLET] BOND FUND
                               SEMI-ANNUAL RESULTS

[SQUARE BULLET] This Fund returned 6.06% for the six months ending  December 31,
                1997.
[SQUARE BULLET] The Fund's benchmark,  the Lehman Brothers Aggregate Bond Index, returned 6.38% for the same period.
[SQUARE BULLET] Assets in the Fund  declined  5% from  $184.0  million to $175.6 million during the six months.

                                   COMMENTARY

During the last year, CoreFund Bond Fund produced positive returns for investors while nearly matching the performance of its benchmark. Throughout the third quarter of the calendar year moderating retail sales and excellent inflation data were combined with an improving Federal deficit and a decline in the number of Treasury securities being auctioned.
         In the fourth quarter of 1997, the rally continued, but, it did so for different reasons. The Asian crisis dominated this period fueling a global flight to quality which helped both the U.S. dollar and U.S. Treasury securities. Also, with the Asian currencies dropping and their economies weakening, import goods cheapened and global demand softened, giving us an excellent inflation outlook.
       The corporate bond market came under a lot of pressure as a result of the Asian crisis. In particular, the emerging market subsector dramatically underperformed in the fourth quarter as the markets of Malaysia, Thailand, Indonesia, and Korea took hard hits. Domestic corporates also lagged the rally, especially those companies that have a direct link to the Asian economy. [GRAPHIC OF POINTER OMITTED]
         The Fund's performance was helped by a maturity structure that was longer than the Index. Early in the period, the Fund benefited from certain corporate holdings in the finance sector (Salomon Brothers, Lehman Bros., BankBoston) due to the ongoing consolidation in the banking and securities industries. Holdings in TCI and Time Warner also contributed to performance. Performance was hurt by an underweighting in the U.S. Treasury sector and an overweighting in the asset-backed sector.
         Investors should note that this was a very good period for high grade bond investors. Looking forward, we believe that

                                    BOND FUND
                                ----------------
                                QUICK FUND FACTS
                                ----------------
                                 INCEPTION DATE:
                                FEBRUARY 28, 1990
                                 PORTFOLIO SIZE:
                                 $175.6 MILLION
                               SHARES OUTSTANDING:
                            16,670,007 (Y&A COMBINED)
                           AVERAGE WEIGHTED MATURITY:
                                   10.23 YEARS

                             QUALITY DIVERSIFICATION
                                  AAA       64%
                                  AA         3%
                                  A          8%
                                  BBB       12%
                                  OTHER     13%
                              [PIE CHART OMITTED]
                 INVESTMENT QUALITY RATINGS AS RATED BY MOODY'S

MANAGERS'
DISCUSSION
OF
FUND
PERFORMANCE
--------------------------------------------------------------------------------
(CONTINUED)

DECEMBER 31, 1997

[SQUARE BULLET] BOND FUND (CONTINUED)
for at least the first half of 1998, investors will continue to be concerned about the Asian crisis. As a result, they will be more risk opposed, emphasizing credit quality and liquidity. The Fund should continue to benefit from its Treasury holdings. The Federal Reserve may ease interest rates, but probably not until later in the second quarter. [SQUARE BULLET]
--------------------------------------------------------------------------------

[BAR GRAPH]
             6-MONTH TOTAL RETURN %
             ----------------------
BOND (CLASS Y)    LEHMAN AGGREGATE BOND INDEX
     6.06                     6.38

                YIELD 30-DAY %
                --------------
BOND (CLASS Y)    LEHMAN AGGREGATE BOND INDEX
     6.02                     6.24

                   PERFORMANCE
------------------------------------------------
                   6-MONTH    YIELD    NAV
                TOTAL RETURN 30-DAY 12/31/97
                (CUMULATIVE)
------------------------------------------------
  CLASS Y           6.06%    6.02%  $10.53
  CLASS A W/O LOAD  5.93     6.02    10.53
  CLASS A W/LOAD    0.91     5.52    11.06
  LEHMAN
    AGGREGATE BOND  6.38     6.24       --
------------------------------------------------

[SQUARE BULLET] GLOBAL BOND FUND
                               SEMI-ANNUAL RESULTS

[SQUARE BULLET] This Fund returned 2.06% for the year ending December 31, 1997. [SQUARE BULLET] The Fund's benchmark, the J.P. Morgan Global Bond Index, returned 2.52% for the same period.
[SQUARE BULLET] Assets  in the Fund grew 3% from $34.8 million to $35.9 million during the six months.

                                   COMMENTARY

During the past year, the Global Bond Fund reported modest positive returns for investors within the context of a challenging economic environment. As the period began, there were indications that the U.S. and the U.K. economies were overheating and that, while there was no evidence of inflationary pressure, labor markets were becoming tight.
         Higher interest rates became a possibility, and the bond markets began to look overvalued. The markets in Continental Europe also appeared to be overvalued as they responded to difficult convergence criteria in advance of the European Monetary Union. As the period progressed, these pressures increased. In response, your managers took

                                                        [SQUARE BULLET] COREFUND
--------------------------------------------------------------------------------

[BAR GRAPH OMITTED]
               6-MONTH TOTAL RETURN %
               ----------------------
GLOBAL BOND (CLASS Y)    JPM GLOBAL BOND U.S. INDEX
        2.06                        2.52

   YIELD 30-DAY %
   --------------
GLOBAL BOND (CLASS Y)
        4.95

                                       PERFORMANCE
                   6-MONTH      YIELD      NAV
                TOTAL RETURN   30-DAY   12/31/97
                (CUMULATIVE)
  CLASS Y           2.06%       4.95%    $9.33
  CLASS A W/O LOAD  2.05        4.95      9.32
  CLASS A W/LOAD   (2.75)       4.47      9.78
  JPM GLOBAL BOND   2.52         N/A        --

a low risk strategy with a relatively short maturity profile, while keeping some interest rate hedges to provide for the possibility of further overheating.
         The market became even more challenging during the last three months of 1997 as the period was dominated by troubles in a number of the Far East economies. Over borrowing, overproduction, and unsound financial structures led to huge devaluations of currencies. The outlook for the bigger economies of Japan and China is still unclear. One of the consequences of these conditions was the downgrading of growth forecasts for the developed economies. This happens as exporting prospects to the Far East were reduced and the prospect of an inflow of cheaper goods from the Far East was taken into account. Although these events gave developed bond markets an additional boost as they became a safe haven from the uncertainties and disasters elsewhere, it also made them even more overvalued in fundamental terms.
[GRAPHIC OF POINTER OMITTED]
     Currently, all the good news is in the market. Short term, nearly all the markets look vulnerable. However, the bigger picture, looking slightly into the future, is very encouraging. The U.S. may be close to the limits of domestically inspired growth, as is the U.K. with its strong currency. European growth will suffer from downgraded export prospects. Ignoring the impact of the Far East, we have a sound bond environment. [SQUARE BULLET]
--------------------------------------------------------------------------------

                                GLOBAL BOND FUND
                                ----------------
                                QUICK FUND FACTS
                                ----------------
                                 INCEPTION DATE:
                                FEBRUARY 15, 1993
                                 PORTFOLIO SIZE:
                                  $35.9 MILLION
                               SHARES OUTSTANDING:
                             3,843,846 (Y&ACOMBINED)
                           AVERAGE WEIGHTED MATURITY:
                                    9.2 YEARS

                             QUALITY DIVERSIFICATION
                                  AAA      89%
                                  AA       10%
                                  NOT RATED 1%
                               [PIE CHART OMITTED]
                 INVESTMENT QUALITY RATINGS AS RATED BY MOODY'S

MANAGERS'
DISCUSSION
OF
FUND
PERFORMANCE
--------------------------------------------------------------------------------
(CONTINUED)

DECEMBER 31, 1997
                        INTERMEDIATE MUNICIPAL BOND FUND
                        --------------------------------
                                QUICK FUND FACTS
                        --------------------------------
                                 INCEPTION DATE:
                                  MARCH 3, 1993
                                 PORTFOLIO SIZE:
                                  $1.9 MILLION
                               SHARES OUTSTANDING:
                              182,592 (Y&A COMBINED)
                           AVERAGE WEIGHTED MATURITY:
                                    6.2 YEARS

                             QUALITY DIVERSIFICATION
                                  AAA      71%
                                  AA       23%
                                  A         3%
                                  NOT RATED 3%
                               [PIE CHART OMITTED]
                 INVESTMENT QUALITY RATINGS AS RATED BY MOODY'S

[SQUARE BULLET] INTERMEDIATE MUNI BOND
                               SEMI-ANNUAL RESULTS

[SQUARE BULLET] This Fund returned 4.13% for the six months  ending December 31,
                1997.
[SQUARE BULLET] The Fund's benchmark,  the Lehman Brothers 7-Year Municipal Bond
                Index, returned 4.91% for the same period.
[SQUARE BULLET] Assets in the Fund declined 5% from $2.0 million to $1.9 million during the six months.

                                   COMMENTARY

                          [GRAPHIC OF POINTER OMITTED]
During the semi-annual period, CoreFund Intermediate Municipal Bond Fund provided investors with positive returns as it outperformed its benchmark.
         In general, the municipal bond market lagged the rally in U.S. Treasuries during the last six months of 1997. During the Fund's first quarter (through September) bond markets fluctuated in reaction to various economic releases, inflation reports, and concerns about interest rates. In July, favorable employment and inflation reports led to strong rallies and lower municipal bond yields. Evidence of stronger economic growth and a weaker dollar followed in August.
         In September, new issues flooded the market as many municipalities chose to refinance existing bonds to take advantage of the low rates. On the positive side, legislation did not repeal the De Minimis exemption. This repeal would have made it less attractive for corporations to invest in municipals, and therefore may have resulted in the loss of key corporate support.
         After reacting to inflation fears in October, bond market yields moved lower on

[BAR GRAPH OMITTED]

                    6-MONTH TOTAL RETURN %
                    ----------------------
INTERMEDIATE MUNI (CLASS Y)   LEHMAN 7-YEAR MUNI INDEX
          4.13                         4.91

                    YIELD 30-DAY %
                    --------------
INTERMEDIATE MUNI (CLASS Y)   LEHMAN 7-YEAR MUNI INDEX
          3.86                         4.37

                    PERFORMANCE
----------------------------------------------
                   6-MONTH     YIELD    NAV
                TOTAL RETURN  30-DAY 12/31/97
                (CUMULATIVE)
----------------------------------------------
  CLASS Y           4.13%     3.86%   $10.25
  CLASS A W/O LOAD  4.00      3.86     10.25
  CLASS A W/LOAD    0.60      3.49     10.59
  LEHMAN 7-YEAR     4.91      4.37        --
----------------------------------------------

                                                        [SQUARE BULLET] COREFUND
--------------------------------------------------------------------------------

expectations that the Asian crisis would slow the U.S. economy and the belief that the Federal Reserve would not tighten credit. As government bonds rallied, municipals lagged due to heavy new issuance.
     For the six months, issuance was 31% higher vs. 1996, causing municipals to consistently underperform U.S. Treasuries. As Treasuries benefited from a world-wide flight to quality, the oversupply within the municipal market kept a ceiling on how far prices could rise.
     Throughout this period, a reduction in Fund assets kept the Fund's duration slightly shorter than the Index.
     Looking ahead, we expect interest rates to remain stable, municipal bond supply to come down, and municipal yields to tighten. Our strategy is to manage duration to maximize opportunities. We will continue to manage cash flow. We will also work to replace bonds that have reached their call prices with new bonds. [SQUARE BULLET]
--------------------------------------------------------------------------------

[SQUARE BULLET] PA MUNICIPAL BOND FUND
                               SEMI-ANNUAL RESULTS
[SQUARE BULLET] This Fund returned 5.51% for the six months  ending December 31,
                1997.

[SQUARE BULLET] The Fund's  benchmark,  the Lehman Brothers  Pennsylvania  Bond
                Index, returned 5.54% for the same period.

[SQUARE BULLET] Assets in the Fund grew 43% from $12.2 million to $17.5 million during the six months.

                                   COMMENTARY

The CoreFund Pennsylvania Municipal Fund nearly mirrored the performance of its benchmark for the semi-annual period, providing investors with positive tax-free returns. Through October, the Fund received a 5-Star, rating from Morningstar on its 1-year return and its assets grew significantly.
[GRAPHIC OF POINTER OMITTED]
     In general, the municipal bond market lagged the rally in U.S. Treasuries during the last six months of 1997. During the first quarter (through September) bond markets fluctuated in reaction to various economic releases, inflation reports, and concerns about interest rates. In July, favorable

                        PENNSYLVANIA MUNICIPAL BOND FUND
                        --------------------------------
                                QUICK FUND FACTS
                        --------------------------------
                                 INCEPTION DATE:
                                  MAY 16, 1994
                                 PORTFOLIO SIZE:
                                  $17.5 MILLION
                               SHARES OUTSTANDING:
                             1,624,413 (Y&A COMBINED)
                           AVERAGE WEIGHTED MATURITY:
                                   10.6 YEARS

                             QUALITY DIVERSIFICATION
                                   AAA   65%
                                   AA    19%
                                   A      6%
                                   OTHER 10%
                               [PIE CHART OMITTED]

                 INVESTMENT QUALITY RATINGS AS RATED BY MOODY'S

MANAGERS'
DISCUSSION
OF
FUND
PERFORMANCE
--------------------------------------------------------------------------------
(CONTINUED)

DECEMBER 31, 1997

[SQUARE BULLET] PA MUNICIPAL BOND (CON'T.)
employment and inflation reports led to strong rallies and lower municipal bond yields. Evidence of stronger economic growth and a weaker dollar followed in August.

[BAR GRAPH OMITTED]
                6-MONTH TOTAL RETURN %
                ----------------------
PA MUNICIPAL (CLASS Y)   LEHMAN BROS. PA BOND INDEX
        5.51                        5.54
                   YIELD 30-DAY %
                   --------------
PA MUNICIPAL (CLASS Y)   LEHMAN BROS. PA BOND INDEX
        4.70                        4.71

PERFORMANCE
---------------------------------------------
                   6-MONTH    YIELD    NAV
                TOTAL RETURN 30-DAY 12/31/97
                (CUMULATIVE)
---------------------------------------------
  CLASS Y           5.51%     4.70%  $10.77
  CLASS A W/O LOAD  5.47      4.70    10.78
  CLASS A W/LOAD    0.48      4.25    11.32
  LEHMAN BROS.
    PA BOND         5.54      4.71       --
---------------------------------------------
          In September, new issues flooded the market as many municipalities chose to refinance existing bonds to take advantage of the low rates. On the positive side, legislation did not repeal the De Minimis exemption. This repeal would have made it less attractive for corporations to invest in municipals, and therefore may have resulted in the loss of key corporate support.
          After reacting to inflation fears in October, bond market yields moved lower on expectations that the Asian crisis would slow the U.S. economy and the belief that the Federal Reserve would not tighten credit. As government bonds rallied, municipals lagged due to heavy new issuance.
          For the six months, issuance was 31% higher vs. 1996, causing municipals to consistently underperform U.S. Treasuries. As Treasuries benefited from a world-wide flight to quality, the oversupply within the municipal market kept a ceiling on how far prices could rise.
          Looking ahead, we expect interest rates to remain stable, municipal supply to come down, and municipal yields to tighten. Our duration strategy has been to stay slightly longer than the Index -- however, we plan to start bringing it down to neutral with the Index in light of current conditions. We

                                                        [SQUARE BULLET] COREFUND
--------------------------------------------------------------------------------

will continue to work to replace bonds that have reached their call prices with newer bonds. [SQUARE BULLET]

[SQUARE BULLET] NJ MUNICIPAL BOND FUND
                               SEMI-ANNUAL RESULTS
[SQUARE BULLET] This Fund returned 5.55% for the six months  ending December 31,
                1997.
[SQUARE BULLET] The Fund's benchmark, the Lehman Brothers New Jersey Bond Index, returned 5.54% for the same period.
[SQUARE BULLET] Assets in the Fund grew 11% from $1.9 to $2.1 million during the six months.
                                   COMMENTARY

                          [GRAPHIC OF POINTER OMITTED]
The CoreFund NJ Municipal Fund provided investors with positive tax-free returns for the semi-annual period while outperforming its benchmark.
       In general, the municipal bond market lagged the rally in U.S. Treasuries during the last six months of 1997. During the first quarter (through September) bond markets fluctuated in reaction to various economic releases, inflation reports, and concerns about interest rates. In July, favorable employment and inflation reports led to strong rallies and lower municipal bond yields. Evidence of stronger economic growth and a weaker dollar followed in August.
     In September, new issues flooded the market as many municipalities chose to

                         NEW JERSEY MUNICIPAL BOND FUND
                         ------------------------------
                                QUICK FUND FACTS
                         ------------------------------
                                 INCEPTION DATE:
                                  MAY 16, 1994
                                 PORTFOLIO SIZE:
                                  $2.1 MILLION
                               SHARES OUTSTANDING:
                              202,830 (Y&A COMBINED)
                           AVERAGE WEIGHTED MATURITY:
                                   10.6 YEARS

                             QUALITY DIVERSIFICATION
                                  AAA       47%
                                  AA        25%
                                  NOT RATED 28%
                               [PIE CHART OMITTED]

                 INVESTMENT QUALITY RATINGS AS RATED BY MOODY'S

MANAGERS'
DISCUSSION
OF
FUND
PERFORMANCE
--------------------------------------------------------------------------------
(CONTINUED)

DECEMBER 31, 1997
[SQUARE BULLET] NJ MUNICIPAL BOND (CON'T.)
refinance existing bonds to take advantage of the low rates. On the positive side, legislation did not repeal the De Minimis exemption. This repeal would have made it less attractive for corporations to invest in municipals, and therefore may have resulted in the loss of key corporate support.
         After reacting to inflation fears in October, bond market yields moved lower on expectations that the Asian crisis would slow the U.S. economy and the belief that the Federal Reserve would not tighten credit. As government bonds rallied, municipals lagged due to heavy new issuance.
     For the six months, issuance was 31% higher vs. 1996, causing municipals to consistently underperform U.S. Treasuries. As Treasuries benefited from a world-wide flight to quality, the oversupply within the municipal market kept a ceiling on how far prices could rise.
         Looking ahead, we expect interest rates to remain stable, municipal supply to come down, and municipal yields to tighten.

[BAR GRAPH]
               6-MONTH TOTAL RETURN %
               ----------------------
NJ MUNICIPAL (CLASS Y)   LEHMAN BROS. NJ BOND INDEX
          5.55                       5.54
                  YIELD 30-DAY %
                  --------------
NJ MUNICIPAL (CLASS Y)   LEHMAN BROS. NJ BOND INDEX
          4.72                       4.32

                 PERFORMANCE
---------------------------------------------
                   6-MONTH    YIELD    NAV
                TOTAL RETURN 30-DAY 12/31/97
                (CUMULATIVE)
---------------------------------------------
  CLASS Y           5.55%     4.72%  $10.46
  CLASS A W/O LOAD  5.42      4.72    10.45
  CLASS A W/LOAD    0.37      4.26    10.97
  LEHMAN BROS.
    NJ BOND         5.54      4.32       --
---------------------------------------------

Our strategy is to manage duration to maximize opportunities. We will continue to work to replace bonds that have reached their call prices with newer bonds. [SQUARE BULLET]
--------------------------------------------------------------------------------

                                                        [SQUARE BULLET] COREFUND
--------------------------------------------------------------------------------

[SQUARE BULLET] TREASURY RESERVE
                               SEMI-ANNUAL RESULTS

[SQUARE  BULLET] This  Fund  returned  2.57% net of expenses  for the six months ending December 31, 1997.
[SQUARE  BULLET] The Fund's  benchmark,  the IBC Financial U.S.  Treasury & REPO
                 Average, returned 2.47%, net of expenses, for the same period. [SQUARE BULLET] Assets in the Fund declined 2% from $847.5 million to $831.3 million during the six months.

                                   COMMENTARY

                          [GRAPHIC OF POINTER OMITTED]
The average weighted maturity of the CoreFund Treasury Reserve remained stable at 55 days during the semi-annual period. The Fund modestly outperformed its benchmark, providing conservative money market investors with a competitive yield.
         Throughout the period, the one-year Treasury bill followed the rally in the coupon sector. Tight supply and strong demand kept the T-bill market at very rich levels. Three- and six-month bills decreased to their lowest yields since February 1996. Stock market volatility, the Asian crisis, and the strong buying of Central Banks have all contributed to the flight to quality and strong demand for the short-term bills. During the period the dealer community and the central banks controlled the bill market as there was very little retail buying.
         Increases were made during the period to the percentage of holdings of Treasury-bill alternatives such as old coupon notes and STRIPS, because they offered a better spread over bills. The Fund also took advantage of higher overnight yields by increasing its holdings in repurchase agreements.
         The Treasury bill market should remain at very rich levels during the first quarter of 1998. The tight supply/strong

                         COREFUND MONEY MARKET MANAGERS
                                [PHOTO OMITTED]
                                 (LEFT TO RIGHT)

                                   JOHN ACKLER
                                  CASH RESERVE
                                   FOLU ABIONA
                                TAX-FREE RESERVE

                                 RONALD BRASTEN
                                TREASURY RESERVE

MANAGERS'
DISCUSSION
OF
FUND
PERFORMANCE
--------------------------------------------------------------------------------
(CONTINUED)

DECEMBER 31, 1997

                                TREASURY RESERVE
                                ----------------
                                QUICK FUND FACTS
                                ----------------
                                 INCEPTION DATE:
                                NOVEMBER 21, 1988
                                 PORTFOLIO SIZE:
                                 $831.3 MILLION
                           AVERAGE WEIGHTED MATURITY:
                                     55 DAYS

                             QUALITY DIVERSIFICATION
                                  AAA       33%
                                  NOT RATED 67%
                              [PIE CHART OMITTED]
                 INVESTMENT QUALITY RATINGS AS RATED BY MOODY'S

[SQUARE BULLET] TREASURY RESERVE (CON'T.)
demand scenario we have experienced the past several months will continue to be a factor in the money markets. Other factors, such as the financial crises in Asia and Federal Reserve Chairman Alan Greenspan's recent comments about the possibility of deflation, have led the market to believe that the Fed may have shifted their bias toward an easing in monetary policy. The Fund will continue its strategy of purchasing Treasury bill alternatives where there are opportunities. When the technical factors subside and yields rise, the Fund will go back to its proven laddered approach to investing. [SQUARE BULLET]
--------------------------------------------------------------------------------

[BAR GRAPH OMITTED]
                     6-MONTH TOTAL RETURN %
                     ----------------------
TREASURY RESERVE (CLASS Y)    IBC FINANCIAL TREASURY & REPO INDEX
         2.57                                2.47
                         YIELD 7-DAY %
                         -------------
TREASURY RESERVE (CLASS Y)    IBC FINANCIAL TREASURY & REPO INDEX
         5.11                                4.88

                    PERFORMANCE
-------------------------------------------
                  6-MONTH    YIELD   YIELD
               TOTAL RETURN  7-DAY  30-DAY
               (CUMULATIVE)
-------------------------------------------
  CLASS Y          2.57%     5.11%  5.08%
  CLASS C          2.44      4.86   4.83
  IBC TREASURY/
     REPO          2.47      4.88   4.89
-------------------------------------------

                                                        [SQUARE BULLET] COREFUND
--------------------------------------------------------------------------------

[SQUARE BULLET] CASH RESERVE
                               SEMI-ANNUAL RESULTS
[SQUARE BULLET] This Fund returned 2.65% for the six months ending December 31,
                1997.
[SQUARE BULLET] The Fund's benchmark, the IBC Financial All-Taxable Money Fund
                Average, returned 2.57% for the same period.
[SQUARE BULLET] Assets in the Fund grew 13% from $913.9 million to $1.04 billion during the six months.

                                   COMMENTARY

The CoreFund Cash Reserve provided money market investors with positive returns for the semi-annual period. During the third quarter of 1997, inflation fears subsided and the yield curve on short-term securities flattened in reaction to dampened concerns about an impending increase in the Federal funds rate. Also, as the U.S. moved closer to a budget surplus, there was a reduction in the supply of Treasury securities coupled with a healthy demand, causing rates to drop.

[BAR GRAPH OMITTED]
                 6-MONTH TOTAL RETURN %
                 ----------------------
CASH RESERVE (CLASS Y)   IBC FINANCIAL ALL-TAXABLE INDEX
         2.65                           2.57
                    YIELD 7-DAY %
                    -------------
CASH RESERVE (CLASS Y)   IBC FINANCIAL ALL-TAXABLE INDEX
         2.65                           2.57


               PERFORMANCE
--------------------------------------------
                  6-MONTH    YIELD   YIELD
               TOTAL RETURN  7-DAY  30-DAY
               (CUMULATIVE)
--------------------------------------------
  CLASS Y          2.65%     5.28%  5.27%
  CLASS C          2.52      5.03   5.02
  CLASS B*         0.50      4.30   4.28
  IBC TAXABLE      2.57      5.12   5.10
--------------------------------------------
*INCEPTION DATE 11/18/97

          However, in anticipation of this drop and the further increased demand for year-end liquidity trades, dealers purchased large blocks of Treasury bills, further tightening yields. Also, foreign investors found dollar-denominated securities attractive due to the strong U.S. currency and high real interest rates relative to their own.
[GRAPHIC OF POINTER OMITTED]
          During the fourth quarter, yields on money market securities were driven up significantly by the financial crisis in Asia, an increased supply in the Treasury market, and the anticipation of tight funds over year end. Also in this quarter, U.S. Dollar short-term LIBOR Rates were driven higher and the supply of Treasury Bills increased. Focus has been shifted from LIBOR floater bonds to Federal Fund-based and Prime-based floater

                                  CASH RESERVE
                                ----------------
                                QUICK FUND FACTS
                                ----------------
                                 INCEPTION DATE:
                                 AUGUST 16, 1985
                                 PORTFOLIO SIZE:
                                  $1.04 BILLION
                           AVERAGE WEIGHTED MATURITY:
                                     68 DAYS

                             QUALITY DIVERSIFICATION
                                  AAA        2%
                                  AA         7%
                                  A         84%
                                  NOT RATED  7%
                               [PIE CHART OMITTED]

                 INVESTMENT QUALITY RATINGS AS RATED BY MOODY'S

MANAGERS'
DISCUSSION
OF
FUND
PERFORMANCE
--------------------------------------------------------------------------------
(CONTINUED)

DECEMBER 31, 1997

[SQUARE BULLET] CASH RESERVE (CONTINUED)
bonds since these securities tend to fluctuate less. By the end of year the market offered great opportunity for investors to buy.
          Given these conditions, the Fund's strategy has been to maintain an average weighted laddered maturity between 65 and 70 days while seeking products that offer incremental yield. In anticipation of the flurry of year-end liquidity trades, we placed securities to mature in December, making it possible for us to buy a lot of longer-term paper during this favorable market.
          Looking forward, we believe uncertainty due to the Asian crisis will continue, which will keep money moving into the fixed-income market. However, the impact of the crisis on domestic corporations is still unknown. We think that economic conditions will cause money market yields to trend lower throughout 1998. We will also increase our emphasis on credit quality while maintaining our current duration structure. [SQUARE BULLET]
--------------------------------------------------------------------------------

[SQUARE BULLET] TAX-FREE RESERVE (CONTINUED)
                               SEMI-ANNUAL RESULTS
[SQUARE BULLET] This Fund returned 1.63% for the six months ending December 31,
                1997.
[SQUARE BULLET] The Fund's benchmark, the IBC Financial Tax-Free Average, returned 1.59% for the same period.
[GRAPHIC OF POINTER OMITTED]
[SQUARE BULLET] Assets in the Fund grew 35% from $122.8 million to $165.2 million during the six months.

                                   COMMENTARY

Moderately outperforming its benchmark, the Tax-Free Reserve provided positive tax-free returns to shareholders during this semi-annual period. The 7-day yield for Class Y shares as of December 31, 1997 was 3.32%. At the end of the period, the Fund had an average weighted maturity of 48 days.
          Throughout the six months, we saw a continuation of the trend toward changing money market volume seasonality patterns. Rates overall were lower due to volatility.
          Yields were unusually attractive in July. In August, yields were lower as there was an increase in money moving into the

                                                        [SQUARE BULLET] COREFUND
--------------------------------------------------------------------------------

[BAR GRAPH OMITTED]
                 6-MONTH TOTAL RETURN %
                 ----------------------
TAX-FREE RESERVE (CLASS Y)   IBC FINANCIAL TAX-FREE INDEX
         1.63                           1.59
                    YIELD 7-DAY %
                    -------------
TAX-FREE RESERVE (CLASS Y)   IBC FINANCIAL TAX-FREE INDEX
         3.32                           3.38

               PERFORMANCE
------------------------------------------
                  6-MONTH    YIELD   YIELD
               TOTAL RETURN  7-DAY  30-DAY
               (CUMULATIVE)
------------------------------------------
  CLASS Y          1.63%     3.32%  3.23%
  CLASS C          1.49      3.22   2.97
  IBC TAX-FREE     1.59      3.38   3.21
------------------------------------------

short tax-exempt market in reaction to volatility in both the stock and bond markets.
     In October, strength in the Treasury market, coupled with troubles in the Asian economies, caused more money to move into the short tax-exempt market at an unexpected time. We took advantage of opportunities for maturity extension in November. In December, the market was more challenging due to light supply.
     Looking into 1998, we plan to maintain our current longer duration strategy. We believe rates will move lower as the Asian crisis drags on the U.S. economy and we will work to take advantage of any opportunities created by the market volatility. [SQUARE BULLET]
--------------------------------------------------------------------------------

                                TAX-FREE RESERVE
                                ----------------
                                QUICK FUND FACTS
                                ----------------
                                 INCEPTION DATE:
                                 APRIL 16, 1991
                                 PORTFOLIO SIZE:
                                 $165.2 MILLION
                           AVERAGE WEIGHTED MATURITY:
                                     48 DAYS

                             QUALITY DIVERSIFICATION
                                  AAA       13%
                                  AA         9%
                                  A         53%
                                  NOT RATED 25%
                               [PIE CHART OMITTED]

                 INVESTMENT QUALITY RATINGS AS RATED BY MOODY'S

                      [THIS PAGE INTENTIONALLY LEFT BLANK.]

STATEMENT
OF
NET ASSETS
                                           [SQUARE BULLET] COREFUND EQUITY FUNDS
--------------------------------------------------------------------------------
AS OF
DECEMBER 31, 1997
(UNAUDITED)



EQUITY INDEX FUND

[PIT CHART OMITTED]

MISCELLANEOUS      8%
UTILITIES          9%
RETAIL             7%
OIL-ENERGY         7%
FINANCIAL         17%
CHEMICALS & DRUGS 13%
CONSUMER PRODUCTS 13%
DURABLE GOODS     26%

% OF TOTAL PORTFOLIO INVESTMENTS
-------------------------------------------------------
DESCRIPTION                      SHARES     VALUE (000)
-------------------------------------------------------
COMMON STOCKS -- 99.9%
AEROSPACE & DEFENSE -- 0.9%
Lockheed Martin                   6,800   $       670
Northrop Grumman                  1,700           195
Raytheon Company, Class B*        8,900           449
Rockwell International            8,763           458
United Technologies               8,600           626
                                          -----------
                                                2,398
                                          -----------
AGRICULTURE -- 0.1%
Pioneer Hi-Bred International     3,000           322
                                          -----------
AIR TRANSPORTATION -- 0.5%
AMR*                              2,800           360
Delta Air Lines                   2,500           297
Federal Express*                  4,000           244
US Air Group*                     7,800           487
                                          -----------
                                                1,388
                                          -----------
AIRCRAFT -- 0.9%
Boeing                           38,470         1,883
General Dynamics                  1,500           130
Textron                           8,000           500
                                          -----------
                                                2,513
                                          -----------
APPAREL/TEXTILES -- 0.3%
Liz Claiborne                     5,000           209
Nike, Class B                    10,000           392
Russell                           3,100            82
                                          -----------
                                                  683
                                          -----------
AUTOMOTIVE -- 2.4%
Allied Signal                    18,200           709
Chrysler                         26,200           922
Dana                              6,500           309
Echlin                            8,300           300

--------------------------------------------------------
DESCRIPTION                      SHARES     VALUE (000)
--------------------------------------------------------
Ford Motor                       43,400   $     2,113
General Motors                   27,600         1,673
Paccar                            3,000           157
TRW                               5,000           267
                                          -----------
                                                6,450
                                          -----------
BANKS -- 8.6%
Banc One                         20,944         1,138
Bank of New York                 13,000           752
BankAmerica                      25,600         1,869
BankBoston                        4,500           423
Bankers Trust New York            3,800           427
Barnett Banks of Florida          6,800           489
BB&T                              5,000           320
Chase Manhattan                  15,766         1,726
Citicorp                         16,800         2,124
Comerica                          3,700           334
Fifth Third Bancorp               4,500           368
First Chicago                    12,701         1,061
First Union                      21,060         1,079
Fleet Financial Group             9,801           734
Golden West Financial             2,000           196
H.F. Ahmanson                     2,000           134
J.P. Morgan                       6,000           677
Keycorp                           7,800           552
MBNA                             17,887           489
National City                     6,800           447
NationsBank                      27,000         1,642
Norwest                          30,600         1,182
PNC Bank                         13,900           793
Providian Financial               2,300           104
State Street                      6,000           349
Suntrust Banks                    8,400           600
Synovus Financial                 3,000            98
U.S. Bancorp                      8,746           979
Wachovia                          7,100           576
Washington Mutual                 9,100           581
Wells Fargo                       3,433         1,165
                                          -----------
                                               23,408
                                          -----------
BEAUTY PRODUCTS -- 2.7%
Avon Products                     3,200           196
Colgate Palmolive                10,492           771
Ecolab                            5,000           277
Gillette                         20,500         2,059
Procter & Gamble                 50,800         4,054
                                          -----------
                                                7,357
                                          -----------
BROADCASTING, CABLE TV, NEWSPAPERS
   & ADVERTISING -- 1.0%
CBS                              21,500           633
Clear Channel Communications*     2,000           159
Comcast, Class A                 14,200           448
Tele-Communications, Class A*    18,424           515
U.S. West Media Group*           21,800           629
Viacom, Class B*                 10,526           436
                                          -----------
                                                2,820
                                          -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT
OF
NET ASSETS
--------------------------------------------------------------------------------
AS OF
DECEMBER 31, 1997
(UNAUDITED)


EQUITY INDEX FUND (CONTINUED)


--------------------------------------------------------
DESCRIPTION                      SHARES     VALUE (000)
--------------------------------------------------------
BUILDING & CONSTRUCTION -- 0.3%
Centex                            2,400   $       151
Fluor                             1,900            71
Foster Wheeler                    3,300            89
Halliburton                       9,200           478
McDermott International           3,400           125
                                          -----------
                                                  914
                                          -----------
BUILDING MATERIALS -- 0.0%
Owens Corning                     2,800            96
                                          -----------
CHEMICALS -- 2.3%
Air Products & Chemical           3,100           255
Dow Chemical                      8,150           827
E.I. DuPont de Nemours           40,000         2,402
Eastman Chemical                  5,700           340
FMC*                              2,200           148
Great Lakes Chemical                300            13
Hercules                          2,700           135
Monsanto                         19,500           819
Morton International              1,600            55
Nalco Chemical                    5,700           226
Praxair                           5,500           247
Rohm & Haas                       2,500           239
Sigma Aldrich                    10,600           421
W.R. Grace & Company              3,100           249
                                          -----------
                                                6,376
                                          -----------
COMMUNICATIONS EQUIPMENT -- 2.6%
Andrew *                          9,000           216
Cabletron Systems*                5,800            87
Cisco Systems*                   36,900         2,057
ITT Industries                    7,000           220
ITT*                              3,600           298
Lucent Technologies              23,300         1,861
Motorola                         20,600         1,175
NextLevel Systems*                5,800           104
Northern Telecom                  8,300           739
Tellabs*                          6,200           328
                                          -----------
                                                7,085
                                          -----------
COMPUTERS, SOFTWARE & SERVICES-- 7.7%
3COM*                            12,000           419
Adobe Systems                     4,000           165
Automatic Data Processing         9,400           577
Bay Networks*                     9,000           230
Ceridian*                         3,400           156
Compaq Computer*                 26,250         1,481
Computer Associates
   International                 18,075           956
Computer Sciences*                1,900           159
Dell Computer*                   12,400         1,042
Digital Equipment*                3,900           144
EMC*                             14,200           390
Equifax                           6,000           213
First Data                       15,400           450
Harris Computer Systems           3,200           147
Hewlett Packard                  37,300         2,331
International Business Machines  35,000         3,660
Microsoft*                       43,100         5,571
Novell*                          29,300           220
Oracle Systems*                  36,862           822

-------------------------------------------------------
DESCRIPTION                      SHARES     VALUE (000)
-------------------------------------------------------
Parametric Technology*            5,000   $       237
Pitney Bowes                      5,000           450
Seagate Technology*               7,200           139
Shared Medical Systems            2,400           158
Silicon Graphics*                21,000           261
Sun Microsystems*                11,200           447
Tandy                             4,000           154
                                          -----------
                                               20,979
                                          -----------
CONTAINERS & PACKAGING -- 0.2%
Crown Cork & Seal                 3,700           185
Owens-Illinois*                   9,000           341
                                          -----------
                                                  526
                                          -----------
DRUGS -- 8.4%
Abbott Labs                      28,000         1,836
Allergan                          4,300           144
American Home Products           22,800         1,744
Amgen*                            9,600           520
Baxter International              9,800           494
Bristol-Myers Squibb             37,040         3,505
Eli Lilly                        39,800         2,771
Merck                            44,400         4,717
Pfizer                           48,200         3,594
Pharmacia & Upjohn               16,255           595
Schering Plough                  27,200         1,690
Warner Lambert                    9,400         1,166
                                          -----------
                                               22,776
                                          -----------
ELECTRICAL EQUIPMENT -- 3.5%
Emerson Electric                 14,600           824
General Electric                117,700         8,636
W.W. Grainger                     2,000           194
                                          -----------
                                                9,654
                                          -----------
ELECTRICAL SERVICES -- 2.6%
American Electric Power           5,300           274
Baltimore Gas & Electric          4,700           160
Carolina Power & Light           10,600           450
Central & South West              5,400           146
Cinergy                           4,600           176
Consolidated Edison of New York   5,300           217
Dominion Resources of Virginia    5,500           234
DTE Energy                        4,200           146
Duke Power                       12,986           719
Edison International             13,400           364
Entergy                          10,200           305
Firstenergy*                      5,000           145
FPL Group                         6,100           361
GPU                               4,200           177
Houston Industries               13,343           356
Niagara Mohawk Power*            26,200           275
Pacificorp                        6,400           175
PECO Energy                      16,000           388
PG&E                             15,500           472
PP&L Resources                    5,500           132
Public Service Enterprise Group   5,500           174
Southern                         20,100           520
Texas Utilities                   8,785           365
Unicom                            4,800           148
Union Electric Power              4,300           186
                                          -----------
                                                7,065
                                          -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                           [SQUARE BULLET] COREFUND EQUITY FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------
DESCRIPTION                      SHARES     VALUE (000)
--------------------------------------------------------
ENTERTAINMENT -- 1.1%
King World Productions            6,600   $       381
Walt Disney                      24,926         2,469
                                          -----------
                                                2,850
                                          -----------
ENVIRONMENTAL SERVICES -- 0.3%
Browning Ferris Industries        5,900           218
Laidlaw                          14,000           191
Waste Management                 15,200           418
                                          -----------
                                                  827
                                          -----------
FINANCIAL SERVICES -- 3.9%
Allstate                         15,700         1,427
American Express                 16,600         1,482
Beneficial                        2,400           199
Charles Schwab                    9,600           403
Countrywide Credit Industries     6,000           257
FHLMC                            30,200         1,267
FNMA                             38,800         2,214
Green Tree Financial              5,900           155
Household International           4,100           523
Mellon Bank                      11,400           691
Merrill Lynch                    11,200           817
Morgan Stanley, Dean Witter,
   Discover                      19,330         1,143
                                          -----------
                                               10,578
                                          -----------
FOOD, BEVERAGE & TOBACCO -- 8.0%
Anheuser Busch                   16,400           722
Archer Daniels Midland           17,277           375
Campbell Soup                    16,200           942
Coca Cola                        91,600         6,103
ConAgra                          14,600           479
Coors, Adolph, Class B            5,600           186
CPC International                 5,400           583
Fortune Brands                    6,700           248
General Mills                     5,900           423
H.J. Heinz                       16,650           846
Hershey Foods                     4,000           248
Kellogg                          15,200           754
Pepsico                          56,800         2,070
Philip Morris                    89,400         4,051
Ralston-Purina Group              3,900           362
Sara Lee                         16,900           952
Seagram                          12,300           397
Unilever                         23,600         1,474
UST                              10,200           377
Wrigley, William Jr.              4,000           318
                                          -----------
                                               21,910
                                          -----------
GAS/NATURAL GAS -- 0.9%
Coastal                           2,500           155
Columbia Gas Systems              3,500           275
Consolidated Natural Gas          6,000           363
Enron                            11,200           465
Nicor                             3,700           156
Oneok                             5,900           238
Pacific Enterprises               3,800           143
Peoples Energy                    4,100           161

--------------------------------------------------------
DESCRIPTION                      SHARES     VALUE (000)
--------------------------------------------------------
Sonat                             6,800   $       311
Williams                          7,500           213
                                          -----------
                                                2,480
                                          -----------
GLASS PRODUCTS -- 0.3%
Corning                           7,300           271
PPG Industries                    7,300           417
                                          -----------
                                                  688
                                          -----------
HOTELS & LODGING -- 0.2%
Harrah's Entertainment*          10,000           189
Hilton Hotels                     8,500           253
Marriott International            2,900           201
                                          -----------
                                                  643
                                          -----------
HOUSEHOLD FURNITURE & FIXTURES-- 0.2%
Armstrong World Industries        1,600           120
Masco                             3,500           178
Newell                            3,600           153
Sherwin Williams                  4,600           128
                                          -----------
                                                  579
                                          -----------
HOUSEHOLD PRODUCTS -- 0.3%
Clorox                            5,800           459
Whirlpool                         5,700           313
                                          -----------
                                                  772
                                          -----------
INSURANCE -- 4.6%
Aetna                             5,308           375
American General                  9,716           525
American International Group     25,500         2,773
AON                               5,250           308
Chubb                             6,600           499
Cigna                             2,900           502
Cincinnati Financial              3,000           422
Conseco                           5,600           254
General Re                        2,400           509
Hartford Financial Services Group 3,100           290
Jefferson-Pilot                   4,500           350
Lincoln National                  2,100           164
Loews                             3,400           361
Marsh and McLennan                7,400           552
MBIA                              3,800           254
MGIC Investment                   5,000           332
Progressive of Ohio               2,200           264
Safeco                            8,400           409
Sunamerica                        6,750           289
Transamerica                      2,000           213
Travelers                        39,579         2,132
United Healthcare                 5,100           253
Unum                              6,000           326
USF&G                            13,500           298
                                          -----------
                                               12,654
                                          -----------
LUMBER & WOOD PRODUCTS -- 0.1%
Georgia Pacific                   2,700           164
Potlatch                          2,100            90
Timber Group*                     2,700            61
                                          -----------
                                                  315
                                          -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT
OF
NET ASSETS
--------------------------------------------------------------------------------
AS OF
DECEMBER 31, 1997
(UNAUDITED)


EQUITY INDEX FUND (CONTINUED)
--------------------------------------------------------
DESCRIPTION                      SHARES     VALUE (000)
--------------------------------------------------------
MACHINERY -- 1.8%
Baker Hughes                      6,000   $       262
Black & Decker                    3,500           137
Brunswick                         9,500           288
Case                              3,000           181
Caterpillar                      13,800           670
Crane                             4,650           202
Deere                             7,800           455
Dover                             5,600           202
Dresser Industries                4,500           189
Eaton                             2,000           179
Illinois Tool Works               8,200           493
Ingersoll Rand                    3,600           146
Snap-On Tools                     4,050           177
Stanley Works                     3,600           170
Tenneco                           5,000           198
Timken                            5,000           172
Tyco International Limited       17,800           802
                                          -----------
                                                4,923
                                          -----------
MEASURING DEVICES -- 0.6%
Honeywell                         4,400           301
Johnson Controls                  9,000           430
KLA-Tencor*                       3,000           116
Millipore                         3,400           115
Parker Hannifin                   4,275           196
Perkin Elmer                      2,000           142
Tektronix                         5,250           208
Thermo Electron*                  5,100           227
                                          -----------
                                                1,735
                                          -----------
MEDICAL INFORMATION SYSTEMS-- 0.1%
HBO                               7,500           360
                                          -----------
MEDICAL PRODUCTS & SERVICES-- 2.7%
Bausch & Lomb                     2,000            79
Biomet*                           7,400           190
Boston Scientific*                5,800           266
Cardinal Health                   4,000           301
Columbia/HCA Healthcare          22,850           677
Guidant                           5,000           311
Healthsouth*                     11,000           305
Humana*                           8,500           176
Johnson & Johnson                48,000         3,162
Mallinckrodt                      4,500           171
Medtronic                        16,000           837
St. Jude Medical*                 7,000           214
Tenet Healthcare*                12,900           427
U.S. Surgical                     6,000           176
                                          -----------
                                                7,292
                                          -----------
METALS & MINING -- 0.6%
Alcan Aluminum                    7,700           213
Aluminum Company of America       5,200           366
Asarco                            3,300            74
Cyprus AMAX Minerals              7,400           114
Freeport-McMoran Copper
   and Gold, Class B              6,000            95
Inco                              7,600           129
Newmont Mining                   10,770           316
Phelps Dodge                      1,600           100
Reynolds Metals                   3,500           210
                                          -----------
                                                1,617
                                          -----------

--------------------------------------------------------
DESCRIPTION                      SHARES     VALUE (000)
--------------------------------------------------------
MISCELLANEOUS BUSINESS SERVICES-- 0.4%
Cendant*                         28,502   $       980
National Service Industries       3,000           149
                                          -----------
                                                1,129
                                          -----------
MISCELLANEOUS CHEMICAL PRODUCTS-- 0.1%
Raychem                           3,800           164
                                          -----------
MISCELLANEOUS CONSUMER SERVICES-- 0.2%
H&R Block                         7,000           314
Service International             5,800           214
                                          -----------
                                                  528
                                          -----------
MISCELLANEOUS MANUFACTURING-- 0.2%
Hasbro                            3,600           113
Mattel                            8,250           307
                                          -----------
                                                  420
                                          -----------
PAPER & PAPER PRODUCTS -- 1.7%
Avery Dennison                    4,600           206
Champion International            2,200           100
Fort James                        6,700           256
International Paper              12,035           519
Kimberly Clark                   23,704         1,169
Mead                              6,600           185
Minnesota Mining
   & Manufacturing               14,600         1,198
Stone Container*                  3,800            40
Temple Inland                     1,000            52
Union Camp                        4,750           255
Westvaco                          3,150            99
Weyerhaeuser                      6,006           295
Willamette Industries             3,800           122
                                          -----------
                                                4,496
                                          -----------
PETROLEUM REFINING -- 8.0%
Amerada Hess                      2,100           115
Amoco                            17,400         1,481
Ashland                           4,300           231
Atlantic Richfield               12,000           962
Burlington Resources              6,400           287
Chevron                          23,300         1,794
Exxon                            90,600         5,544
Helmerich and Payne               3,300           224
Mobil                            28,800         2,079
Occidental Petroleum              9,900           290
Oryx Energy*                      8,400           214
Phillips Petroleum                7,200           350
Rowan Companies*                 10,000           305
Royal Dutch Petro                75,500         4,091
Schlumberger                     17,800         1,433
Sun                               8,200           345
Texaco                           18,600         1,011
Union Pacific Resources Group     8,629           209
Unocal                            8,900           345
USX Marathon Group                9,500           321
Western Atlas*                    3,000           222
                                          -----------
                                               21,853
                                          -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                           [SQUARE BULLET] COREFUND EQUITY FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------
DESCRIPTION                      SHARES     VALUE (000)
--------------------------------------------------------
PHOTOGRAPHIC EQUIPMENT & SUPPLIES-- 0.6%
Eastman Kodak                    11,300   $       687
Polaroid                          3,000           146
Xerox                            10,800           797
                                          -----------
                                                1,630
                                          -----------
PRECIOUS METALS -- 0.1%
Barrick Gold                     12,000           224
Echo Bay Mines*                   9,100            22
Placer Dome Group                 5,400            69
                                          -----------
                                                  315
                                          -----------
PRINTING & PUBLISHING -- 1.3%
Deluxe                            2,500            86
Donnelly R.R. & Sons              9,200           343
Gannett                           9,600           593
Knight-Ridder                     3,000           156
McGraw-Hill                       2,200           163
Meredith                          6,000           214
New York Times, Class A           3,200           212
Time Warner, Class A             19,800         1,228
Times Mirror, Class A             5,900           363
Tribune                           3,000           187
                                          -----------
                                                3,545
                                          -----------
PROFESSIONAL SERVICES -- 0.2%
Cognizant                        11,000           490
Dun & Bradstreet                  4,700           145
                                          -----------
                                                  635
                                          -----------
RAILROADS -- 0.7%
Burlington Northern Santa Fe      5,464           508
CSX                               8,200           443
Norfolk Southern                 13,800           425
Union Pacific                     8,300           518
                                          -----------
                                                1,894
                                          -----------
RESTAURANTS -- 0.6%
Darden Restaurants               11,800           148
McDonald's                       24,900         1,189
Tricon Global Restaurants*        4,000           116
Wendy's International             5,900           142
                                          -----------
                                                1,595
                                          -----------
RETAIL -- 4.8%
Albertson's                       8,400           398
American Stores                   6,400           132
Autozone*                        10,000           290
Charming Shoppes*                20,000            94
Costco Companies*                10,900           486
CVS                               6,400           410
Dayton-Hudson                     7,800           527
Dillards, Class A                 9,700           342
Federated Department Stores*      5,700           245
Gap                              14,700           521
Giant Food, Class A               3,900           131
Harcourt General                  5,300           290
Home Depot                       25,599         1,507
J.C. Penney                       8,600           519
K Mart*                          16,950           196

--------------------------------------------------------
DESCRIPTION                      SHARES     VALUE (000)
--------------------------------------------------------
Kroger*                           6,200   $       229
Limited                           9,500           242
Lowes                             5,500           262
May Department Stores             6,900           364
Mercantile Stores                   500            30
Nordstrom                         6,000           362
Rite Aid                          3,700           217
Sears Roebuck                    13,500           611
TJX Companies                     9,000           309
Toys R Us*                        9,800           308
Wal Mart Stores                  82,600         3,258
Walgreen                         15,200           477
Winn Dixie Stores                 5,000           218
Woolworth*                        7,500           153
                                          -----------
                                               13,128
                                          -----------
RUBBER & PLASTIC -- 0.3%
Goodyear Tire & Rubber            5,380           342
Reebok International              7,300           210
Rubbermaid                        8,500           213
Tupperware                        5,700           159
                                          -----------
                                                  924
                                          -----------
SEMI-CONDUCTORS/INSTRUMENTS-- 2.3%
Advanced Micro Devices*           7,500           135
AMP                               6,200           260
Applied Materials*               13,200           398
Intel                            60,200         4,229
LSI Logic*                       10,000           198
National Semiconductor*           5,600           145
Texas Instruments                13,200           594
Thomas & Betts                    5,000           236
                                          -----------
                                                6,195
                                          -----------
SPECIALTY MACHINERY -- 0.1%
Cooper Industries                 6,000           294
                                          -----------
STEEL & STEEL WORKS -- 0.2%
Allegheny Teledyne                8,300           215
Nucor                             6,000           290
USX U.S. Steel Group              1,900            59
                                          -----------
                                                  564
                                          -----------
TELEPHONES & TELECOMMUNICATION-- 7.0%
AT&T                             58,736         3,598
Airtouch Communications*         19,100           794
Alltel                            6,000           246
Ameritech                        21,800         1,755
Bell Atlantic                    28,612         2,604
Bellsouth                        36,100         2,033
GTE                              33,600         1,756
MCI Communications               24,458         1,047
SBC Telecommunications           33,586         2,460
Sprint                           14,000           821
US West                          17,600           794
Worldcom*                        36,500         1,104
                                          -----------
                                               19,012
                                          -----------
TRUCKING -- 0.1%
Ryder System                      5,000           164
                                          -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT
OF
NET ASSETS
--------------------------------------------------------------------------------
AS OF
DECEMBER 31, 1997
(UNAUDITED)


EQUITY INDEX FUND (CONCLUDED)


--------------------------------------------------------
DESCRIPTION            SHARES/PAR (000)     VALUE (000)
--------------------------------------------------------
WHOLESALE -- 0.3%
Ikon Office Solutions            10,000   $       281
Sysco                            10,000           456
                                          -----------
                                                  737
                                          -----------
TOTAL COMMON STOCKS
(Cost $155,836)                               272,255
                                          -----------

REPURCHASE AGREEMENT -- 0.3%
Aubrey Lanston
   6.50%, dated 12/31/97,
   matures 01/02/98,
   repurchase price $856,309
   (collateralized by various U.S.
   Treasury Notes, ranging
   in par value $415,000-$440,000,
   5.625%-8.25%, 07/15/98-
   12/31/99; total market
   value $876,803)                 $856           856
                                          -----------
TOTAL REPURCHASE AGREEMENT
(Cost $856)                                       856
                                          -----------
TOTAL INVESTMENTS -- 100.2%
(Cost $156,692)                               273,111
                                          -----------
OTHER ASSETS AND LIABILITIES,
   NET-- (0.2%)                                  (425)
                                          -----------

NET ASSETS:
Portfolio Shares -- Class Y ($0.001 par
   value -- 500 million authorized)
   based on 6,628,613 outstanding shares      146,711
Portfolio Shares -- Class A ($0.001 par
   value -- 500 million authorized)
   based on 229,839 outstanding shares          8,338
Portfolio Shares -- Class B ($0.001 par
   value -- 500 million authorized)
   based on 18,981 outstanding shares             745
Accumulated Net Realized Gain
   on Investments                                 469
Net Unrealized Appreciation
   on Investments                             116,419
Undistributed Net Investment Income                 4
                                          -----------
TOTAL NET ASSETS-- 100.0%                    $272,686
                                          ===========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS Y                  $39.65
                                          ===========
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE-- CLASS A                   $39.66
                                          ===========
NET ASSET VALUE AND OFFERING
   PRICE PER SHARE-- CLASS B                   $39.12
                                          ===========
* NON INCOME PRODUCING SECURITY
ADR --AMERICAN DEPOSITORY RECEIPT
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


CORE EQUITY FUND

[PIE CHART OMITTED]
MISCELLANEOUS                9%
UTILITIES                    9%
REAL ESTATE INVESTMENT TRUST 3%
OIL-ENERGY                   7%
FINANCIAL                   13%
CHEMICALS & DRUGS            8%
CONSUMER PRODUCTS           12%
DURABLE GOODS               39%

% OF TOTAL PORTFOLIO INVESTMENTS
--------------------------------------------------------
DESCRIPTION                      SHARES     VALUE (000)
--------------------------------------------------------
COMMON STOCKS -- 99.5%
AIRCRAFT -- 2.1%
Boeing                          165,500   $     8,099
Textron                          60,000         3,750
                                          -----------
                                               11,849
                                          -----------
AEROSPACE & DEFENSE -- 0.0%
Raytheon Company, Class A*        1,434            71
                                          -----------
AUTOMOTIVE -- 2.4%
Allied Signal                   120,000         4,672
Ford Motor                      155,000         7,547
General Motors                   22,500         1,364
                                          -----------
                                               13,583
                                          -----------
BANKS -- 2.1%
BankAmerica                      42,000         3,066
NationsBank                     153,200         9,316
                                          -----------
                                               12,382
                                          -----------
BROADCASTING, CABLE TV, NEWSPAPERS
   & ADVERTISING -- 0.6%
Emmis Broadcasting*              77,500         3,536
                                          -----------
BUILDING & CONSTRUCTION -- 1.1%
Clayton Homes                   250,000         4,500
Foster Wheeler                   62,500         1,691
                                          -----------
                                                6,191
                                          -----------
CHEMICALS -- 2.8%
Hercules                         20,000         1,001
IMC Global                      115,000         3,766
Monsanto                         99,000         4,158
Praxair                         155,000         6,975
                                          -----------
                                               15,900
CLEANING PRODUCTS -- 0.1%
USA Detergents*                  56,500           459
                                          -----------

[SQUARE BULLET] COREFUND EQUITY FUNDS
--------------------------------------------------------------------------------

-------------------------------------------------------
DESCRIPTION                      SHARES     VALUE (000)
-------------------------------------------------------
COMMUNICATIONS EQUIPMENT -- 1.2%
Lucent Technologies              89,000   $     7,109
                                          -----------
COMPUTERS, SOFTWARE & SERVICES -- 8.4%
3COM*                           147,500         5,153
America Online*                  35,000         3,122
Cabletron Systems*               86,000         1,290
Computer Associates
   International                 97,500         5,155
International Business
   Machines                     142,500        14,900
Microsoft*                       93,000        12,020
Storage Technology*             111,400         6,900
                                          -----------
                                               48,540
                                          -----------
CONTAINERS & PACKAGING -- 1.1%
Crown Cork & Seal               125,000         6,266
                                          -----------
DRUGS -- 3.3%
Biogen*                         165,000         6,002
Eli Lilly & Co.                 109,400         7,617
Mylan Laboratories              265,000         5,548
                                          -----------
                                               19,167
                                          -----------
ELECTRICAL SERVICES -- 2.1%
FPL Group                        52,500         3,107
Pinnacle West Capital           125,000         5,297
Unicom                          120,000         3,690
                                          -----------
                                               12,094
                                          -----------
ENVIRONMENTAL SERVICES -- 1.5%
Browning Ferris Industries      240,000         8,880
                                          -----------
FOOD, BEVERAGE & TOBACCO -- 9.2%
Canandaigua Wine, Class A*      195,005        10,798
Chiquita Brands International   700,000        11,419
Nabisco Holdings, Class A       375,400        18,183
Philip Morris                    75,500         3,421
RJR Nabisco Holdings            249,300         9,349
                                          -----------
                                               53,170
                                          -----------
GAS/NATURAL GAS -- 0.4%
Sonat                            47,700         2,182
                                          -----------
HEALTHCARE SERVICES -- 2.2%
Medpartners*                    579,700        12,971
                                          -----------
HOTELS & LODGING -- 1.7%
Felcor Suite Hotels             145,000         5,147
Hilton Hotels                   150,000         4,463
                                          -----------
                                                9,610
                                          -----------
INSURANCE -- 11.9%
Aetna                            85,000         5,998
Conseco                         270,000        12,268
Everest Reinsurance Holdings    284,000        11,715
General Re                       34,000         7,208
Hartford Financial
   Services Group               127,300        11,911
Hartford Life, Class A          108,000         4,894

--------------------------------------------------------
DESCRIPTION                      SHARES     VALUE (000)
--------------------------------------------------------
Travelers                       170,000   $     9,159
Travelers Property Casualty     119,500         5,258
                                          -----------
                                               68,411
                                          -----------
MACHINERY -- 2.1%
Case                             45,000         2,720
Cummins Engine                   51,800         3,059
Harnischfeger Industries         95,000         3,355
Thermo Electron*                 65,000         2,893
                                          -----------
                                               12,027
                                          -----------
MEDICAL PRODUCTS & SERVICES-- 3.2%
Alza*                           175,000         5,567
Boston Scientific*              140,200         6,432
Human Genome Sciences*           43,600         1,733
United States Surgical          156,400         4,584
                                          -----------
                                               18,316
                                          -----------
METALS & MINING -- 1.1%
Freeport-McMoran Copper and
   Gold, Class B                130,000         2,048
Potash of Saskatchewan           54,000         4,482
                                          -----------
                                                6,530
                                          -----------
MISCELLANEOUS BUSINESS SERVICES -- 3.5%
Cendant                         589,006        20,247
                                          -----------
MISCELLANEOUS MANUFACTURING -- 3.3%
Metromedia International
   Group*                       275,000         2,613
General Electric                207,500        15,225
ITT Industries                   47,500         1,490
                                          -----------
                                               19,328
                                          -----------
PETROLEUM & FUEL PRODUCTS -- 3.2%
Apache                           80,000         2,805
Reading & Bates*                 70,000         2,931
Repsol ADR                       18,800           800
Tidewater                        75,000         4,134
Triton Energy*                   70,000         2,043
USX Marathon Group              165,000         5,569
                                          -----------
                                               18,282
                                          -----------
PETROLEUM REFINING -- 6.0%
Ashland                          60,000         3,221
British Petroleum ADR           138,176        11,011
Mobil                           245,000        17,686
Texaco                           55,000         2,991
                                          -----------
                                               34,909
                                          -----------
PHOTOGRAPHIC EQUIPMENT & SUPPLIES -- 0.0%
Xerox                             1,600           118
                                          -----------
PRINTING & PUBLISHING -- 0.7%
Central Newspaper                21,500         1,590
News ADR                        110,000         2,186
                                          -----------
                                                3,776
                                          -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT
OF
NET ASSETS
--------------------------------------------------------------------------------
AS OF
DECEMBER 31, 1997
(UNAUDITED)


CORE EQUITY FUND (CONCLUDED)


--------------------------------------------------------
DESCRIPTION                      SHARES     VALUE (000)
--------------------------------------------------------
RAILROADS -- 0.6%
CSX                              37,000   $     1,998
Union Pacific                    25,000         1,561
                                          -----------
                                                3,559
                                          -----------
REAL ESTATE -- 2.5%
Equity Residential
   Properties Trust             105,000         5,309
Glenborough Realty Trust        202,400         5,996
Prentiss Properties Trust       110,000         3,073
                                          -----------
                                               14,378
                                          -----------
RESTAURANTS -- 1.0%
Darden Restaurants              399,700         4,996
Lone Star Steakhouse
   & Saloon*                     45,000           788
                                          -----------
                                                5,784
                                          -----------
RETAIL -- 4.7%
CML Group                       275,000           911
Corporate Express*               95,000         1,223
Dillards, Class A                37,500         1,322
General Nutrition*              287,100         9,761
Lowes                           110,000         5,246
Pep Boys - Manny,
   Moe & Jack                   185,000         4,417
Saks Holdings*                  175,000         3,620
Staples*                         15,100           419
                                          -----------
                                               26,919
                                          -----------
RUBBER & PLASTIC -- 0.8%
Goodyear Tire & Rubber           70,000         4,454
                                          -----------
SEMI-CONDUCTORS/INSTRUMENTS-- 2.9%
Intel                           150,000        10,538
National Semiconductor*         127,500         3,307
VLSI Technology*                135,000         3,189
                                          -----------
                                               17,034
                                          -----------
TELEPHONES & TELECOMMUNICATION -- 8.7%
Airtouch Communications*        460,000        19,119
McLeodUSA, Class A*             127,500         4,080
Qualcomm*                       101,800         5,141
Worldcom*                       726,000        21,962
                                          -----------
                                               50,302
                                          -----------
WATER TREATMENT -- 1.0%
U.S. Filter*                    190,000         5,688
                                          -----------
TOTAL COMMON STOCKS
(Cost $441,850)                               574,022
                                          -----------
TOTAL INVESTMENTS -- 99.5%
(Cost $441,851)                               574,022
                                          -----------
OTHER ASSETS AND LIABILITIES,
   NET-- 0.5%                                   2,747
                                          -----------

--------------------------------------------------------
DESCRIPTION                                 VALUE (000)
--------------------------------------------------------
NET ASSETS:
Portfolio Shares -- Class Y ($0.001 par
   value -- 50 million authorized) based on
   27,068,563 outstanding shares            $ 415,785
Portfolio Shares -- Class A ($0.001 par
   value -- 50 million authorized) based on
   924,049 outstanding shares                  13,559
Portfolio Shares -- Class B ($0.001 par
   value -- 50 million authorized) based on
   7,283 outstanding shares                       149
Accumulated Net Realized Gain
   on Investments                              15,119
Net Unrealized Appreciation
   on Investments                             132,172
Distributions in Excess of Net
   Investment Income                              (15)
                                          -----------
TOTAL NET ASSETS-- 100.0%                    $576,769
                                          ===========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS Y                  $20.60
                                          ===========
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE-- CLASS A                   $20.61
                                          ===========
NET ASSET VALUE AND OFFERING
   PRICE PER SHARE-- CLASS B                   $18.31
                                          ===========
* NON-INCOME PRODUCING SECURITY
ADR -- AMERICAN DEPOSITORY RECEIPT

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                           [SQUARE BULLET] COREFUND EQUITY FUNDS
--------------------------------------------------------------------------------

GROWTH EQUITY FUND

[PIE CHART OMITTED]

Miscellaneous        5%
Utilities            2%
Retail              12%
Oil-Energy           3%
Financial           19%
Cash Equivalents     3%
Chemicals & Drugs   14%
Consumer Products    6%
Durable Goods       36%

   % OF TOTAL INVESTMENTS


--------------------------------------------------------
DESCRIPTION                      SHARES     VALUE (000)
--------------------------------------------------------
COMMON STOCKS -- 98.9%
BANKS -- 8.3%
BankAmerica                      24,000   $     1,752
Barnett Banks of Florida         50,000         3,594
Citicorp                         13,643         1,725
Crestar Financial                73,000         4,161
Norwest                          70,000         2,704
                                          -----------
                                               13,936
                                          -----------
BEAUTY PRODUCTS -- 2.2%
Colgate Palmolive                24,400         1,793
Gillette                         18,600         1,868
                                          -----------
                                                3,661
                                          -----------
BROADCASTING, CABLE TV, NEWSPAPERS
   & ADVERTISING -- 1.2%
CBS                              70,400         2,072
                                          -----------
COMMUNICATIONS EQUIPMENT -- 2.2%
Cisco Systems*                   65,850         3,671
                                          -----------
COMPUTERS, SOFTWARE & SERVICES-- 12.2%
America Online*                  45,800         4,085
BMC Software*                    68,000         4,463
Compaq Computer*                 54,100         3,053
Computer Associates
   International                 65,889         3,484
Microsoft*                       11,932         1,542
Peoplesoft*                     100,000         3,900
                                          -----------
                                               20,527
                                          -----------
DRUGS -- 7.3%
Johnson & Johnson                49,000         3,228
Merck                            16,000         1,700
Schering Plough                  56,000         3,479
SmithKline Beecham ADR           77,100         3,966
                                          -----------
                                               12,373
                                          -----------

--------------------------------------------------------
DESCRIPTION                      SHARES     VALUE (000)
--------------------------------------------------------
ELECTRICAL EQUIPMENT -- 5.4%
General Electric                 47,178   $     3,462
Honeywell                        47,500         3,254
Illinois Tool Works              40,000         2,405
                                          -----------
                                                9,121
                                          -----------
FINANCIAL SERVICES -- 4.6%
FHLMC                            85,000         3,565
FNMA                             74,656         4,260
                                          -----------
                                                7,825
                                          -----------
FOOD, BEVERAGE & TOBACCO -- 4.9%
ConAgra                          89,000         2,920
CPC International*               16,300         1,760
Hershey Foods                    56,900         3,524
                                          -----------
                                                8,204
                                          -----------
HEALTHCARE SERVICES -- 2.8%
Health Management
   Associates*                  186,037         4,697
                                          -----------
HOUSEHOLD PRODUCTS -- 1.6%
Sunbeam Oster                    62,100         2,616
                                          -----------
INSURANCE -- 4.3%
Allstate                         47,400         4,307
American International Group     27,600         3,002
                                          -----------
                                                7,309
                                          -----------
MEDICAL INFORMATION SYSTEMS -- 2.2%
HBO                              77,000         3,696
                                          -----------
MEDICAL PRODUCTS & SERVICES-- 4.3%
Cardinal Health                  51,600         3,876
Guidant                          27,000         1,681
Medtronic                        33,000         1,726
                                          -----------
                                                7,283
                                          -----------
MISCELLANEOUS CHEMICAL PRODUCTS-- 0.1%
Solutia*                          6,820           182
                                          -----------
MISCELLANEOUS CONSUMER SERVICES -- 0.9%
Corestaff*                       54,000         1,431
                                          -----------
PETROLEUM REFINING -- 3.5%
Halliburton                      65,000         3,376
Schlumberger                     30,200         2,431
                                          -----------
                                                5,807
                                          -----------
PRINTING & PUBLISHING -- 2.1%
Gannett                          58,500         3,616
                                          -----------
RETAIL -- 14.4%
Costco*                          82,000         3,659
Dayton-Hudson                    76,500         5,164
Gap                             135,000         4,784
Home Depot                       61,000         3,591
Nordstrom                        55,000         3,321
Walgreen                        122,000         3,828
                                          -----------
                                               24,347
                                          -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT
OF
NET ASSETS
--------------------------------------------------------------------------------
AS OF
DECEMBER 31, 1997
(UNAUDITED)


GROWTH EQUITY FUND (CONCLUDED)


--------------------------------------------------------
DESCRIPTION            SHARES/PAR (000)     VALUE (000)
--------------------------------------------------------
TECHNOLOGY, SERVICES -- 4.3%
Automatic Data Processing        60,400   $     3,707
Paychex                          69,000         3,493
                                          -----------
                                                7,200
                                          -----------
TELEPHONES & TELECOMMUNICATION-- 10.1%
Brooks Fiber Properties*         60,459         3,325
ICG Communications*              68,100         1,856
McLeod USA, Class A*             82,000         2,624
Qualcomm*                        53,000         2,677
Qwest Communications Int'l*       6,565           391
Teleport Communications
   Group*                        58,200         3,194
Worldcom*                       100,300         3,034
                                          -----------
                                               17,101
                                          -----------
TOTAL COMMON STOCKS
(Cost $111,339)                               166,675
                                          -----------

REPURCHASE AGREEMENTS -- 2.7%
Aubrey Lanston
   6.50%, dated 12/31/97,
   matures 01/02/98,
   repurchase price $1,516,547
   (collateralized by U.S. Treasury
   Note, par value $1,550,000,
   5.625%, 12/31/99; market
   value $1,550,930)             $1,516         1,516
Hong Kong Shanghai Bank
   6.40%, dated 12/31/97, matures
   01/02/98, repurchase price
   $1,516,539 (collateralized by
   U.S. Treasury Note, par value
   $1,470,000, 6.625%, 07/31/01;
   market value $1,554,819)       1,516         1,516
Morgan Stanley
   6.20%, dated 12/31/97,
   matures 01/02/98,
   repurchase price $1,516,522
   (collateralized by U.S. Treasury
   Note, par value $1,555,000,
   5.50%, 12/31/00; market
   value $1,549,247)              1,516         1,516
                                          -----------
TOTAL REPURCHASE AGREEMENTS
(Cost $4,548)                                   4,548
                                          -----------
TOTAL INVESTMENTS -- 101.6%
(Cost $115,887)                               171,223
                                          -----------
OTHER ASSETS AND LIABILITIES,
   NET-- (1.6%)                                (2,725)
                                          -----------

--------------------------------------------------------
DESCRIPTION                                 VALUE (000)
--------------------------------------------------------
NET ASSETS:
Portfolio Shares -- Class Y ($0.001 par
   value -- 100 million authorized) based
   on 9,962,047 outstanding shares           $103,338
Portfolio Shares -- Class A ($0.001 par
   value -- 100 million authorized) based
   on 350,144 outstanding shares                4,018
Portfolio Shares -- Class B ($0.001 par
   value -- 100 million authorized) based
   on 6,248 outstanding shares                    109
Accumulated Net Realized Gain
   on Investments                               5,833
Net Unrealized Appreciation
   on Investments                              55,336
Distributions in Excess of Net
   Investment Income                             (136)
                                          -----------
TOTAL NET ASSETS-- 100.0%                    $168,498
                                          ===========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS Y                  $16.33
                                          ===========
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE-- CLASS A                   $16.27
                                          ===========
NET ASSET VALUE AND OFFERING
   PRICE PER SHARE-- CLASS B                   $16.19
                                          ===========
* NON-INCOME PRODUCING SECURITY
ADR -- AMERICAN DEPOSITORY RECEIPT
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                           [SQUARE BULLET] COREFUND EQUITY FUNDS
--------------------------------------------------------------------------------

SPECIAL EQUITY FUND


[PIE CHART OMITTED]

Miscellaneous                11%
Utilities                     3%
Retail                        1%
Real Estate Investment Trust  6%
Financial                     4%
Cash Equivalents              3%
Chemicals & Drugs             8%
Consumer Products             7%
Durable Goods                57%

   % OF TOTAL INVESTMENTS

--------------------------------------------------------
DESCRIPTION                      SHARES     VALUE (000)
--------------------------------------------------------
COMMON STOCKS -- 96.7%
AIR TRANSPORTATION -- 0.9%
Midway Airlines                  46,500     $     703
                                            ---------
AIRCRAFT -- 0.4%
Boeing                            6,750           330
                                            ---------
APPAREL/TEXTILES -- 0.6%
Haggar                           20,000           315
Mothers Work*                    17,500           138
                                            ---------
                                                  453
                                            ---------
AUTOMOTIVE -- 1.9%
Earl Scheib*                      4,900            39
Ford Motor                       20,000           974
Noble International*             46,500           416
Walbro                            3,000            40
                                            ---------
                                                1,469
                                            ---------
BROADCASTING, CABLE TV, NEWSPAPERS
   & ADVERTISING -- 0.1%
@entertainment, Inc*              4,400            49
                                            ---------
BUILDING & CONSTRUCTION -- 3.9%
Comfort Systems USA Inc*         14,500           286
Foster Wheeler                   20,000           541
Jacobs Engineering Group*        29,500           749
Royal Group Technologies Ltd*    27,500           638
Shaw Group*                      35,000           805
                                            ---------
                                                3,019
                                            ---------
CHEMICALS -- 0.2%
Kinark*                          57,500           172
                                            ---------
COMMUNICATIONS EQUIPMENT -- 3.2%
Ciena*                           10,700           654
ITT Industries                    5,000           157
Scientific-Atlanta               31,000           519
VDI Media*                      120,000         1,155
                                            ---------
                                                2,485
                                            ---------

--------------------------------------------------------
DESCRIPTION                      SHARES     VALUE (000)
--------------------------------------------------------
COMPUTERS, SOFTWARE & SERVICES-- 4.6%
America Online*                   8,000    $      713
Box Hill Systems*                27,900           291
Cabletron Systems*               20,000           300
Computer Associates
   International                  6,000           317
Gametek*                         10,000            --
International Business
   Machines                       4,500           471
Mecon*                           62,000           442
Mylex*                           75,000           675
Storage Technology*               4,900           303
                                            ---------
                                                3,512
                                            ---------
CONTAINERS & PACKAGING -- 0.2%
Cronos Group*                    25,900           129
Silgan Holdings*                  1,000            32
                                            ---------
                                                  161
                                            ---------
DRUGS -- 9.9%
Anesta*                          45,200           740
Aphton*                          52,500           532
Cellegy Pharmaceuticals Inc*     46,500           389
ChiRex*                          42,000           740
Collagenex Pharmaceuticals*      46,300           579
Flamel Technologies (ADR)*       97,700           177
Guilford Pharmaceuticals*        40,500           815
Hybridon*                         4,500            13
Ilex Oncology*                   31,500           232
Isis Pharmaceutical*             27,300           336
Megabios Corp*                   41,850           596
Pharmaceutical Resources*       105,000           157
Roberts Pharmaceuticals*         12,500           120
Scios Nova*                     218,200         2,182
                                            ---------
                                                7,608
                                            ---------
ELECTRICAL EQUIPMENT -- 4.3%
Kuhlman                          32,500         1,272
Magnetek*                        65,000         1,268
UCAR International*              18,500           739
                                            ---------
                                                3,279
                                            ---------
ELECTRONICS -- 0.5%
Lam Research*                    12,700           371
Smartflex Systems*                2,300            22
                                            ---------
                                                  393
                                            ---------
ENTERTAINMENT -- 1.5%
Meridian Sports*                 17,300            13
Mikohn Gaming*                  110,000           784
Sports Club*                     38,000           352
                                            ---------
                                                1,149
                                            ---------
ENVIRONMENTAL SERVICES -- 1.1%
Harding Lawson
   Associates Group*             40,300           413
Philip Services*                 32,500           467
                                            ---------
                                                  880
                                            ---------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT
OF
NET ASSETS
--------------------------------------------------------------------------------
AS OF
DECEMBER 31, 1997
(UNAUDITED)


SPECIAL EQUITY FUND (CONTINUED)

--------------------------------------------------------
DESCRIPTION                      SHARES     VALUE (000)
--------------------------------------------------------
FINANCIAL SERVICES -- 4.1%
Aames Financial                  46,500    $      602
Affiliated Managers Group*       11,160           324
Consolidation Cap Corp*          55,800         1,133
Delta Financial*                 34,700           464
Imperial Credit*                 41,800           611
                                            ---------
                                                3,134
                                            ---------
FOOD, BEVERAGE & TOBACCO -- 0.9%
Cuisine Solutions*               21,000            21
Philip Morris                       300            14
RJR Nabisco Holdings             16,700           626
                                            ---------
                                                  661
                                            ---------
HOTELS & LODGING -- 1.1%
American Skiing Corp*             4,650            69
John Q. Hammons Hotels*           9,600            86
Prime Hospitality*               31,500           642
U.S. Franchise Systems,
   Class A*                       4,500            45
                                            ---------
                                                  842
                                            ---------
HOUSEHOLD FURNISHINGS -- 1.4%
O'Sullivan                       45,000           478
Winsloew Furniture*              44,180           641
                                            ---------
                                                1,119
                                            ---------
INSURANCE -- 4.1%
Arm Financial                     4,500           119
Conseco                          14,000           636
Everest Reinsurance Holdings     21,300           879
Travelers                        13,750           741
Travelers Property Casualty      18,100           796
                                            ---------
                                                3,171
                                            ---------
MACHINERY -- 2.1%
Case                             11,000           665
Cummins Engine                   10,000           591
First Aviation*                  45,000           335
                                            ---------
                                                1,591
                                            ---------
MEASURING DEVICES -- 1.4%
Rofin-Sinar Technologies*        36,000           437
Teradyne*                        21,300           682
                                            ---------
                                                1,119
                                            ---------
MEDICAL PRODUCTS & SERVICES-- 10.4%
Acme United*                    129,200           775
American Retirement              23,000           460
Centennial Heathcare             33,900           771
Computer Motion*                 80,000           840
Emeritus*                        27,000           344
Harborside Healthcare*           18,000           356
Innovasive Devices*               9,000            82
Genome Therapeutics*             45,000           284
Medpartners*                     45,000         1,007
Metra Biosystems*                 6,800            25
Molecular Dynamics*               1,400            23

--------------------------------------------------------
DESCRIPTION                      SHARES     VALUE (000)
--------------------------------------------------------
Pace Health Management
   Systems*                      43,500    $       16
Possis Medical*                  22,600           249
Progenics Pharmaceuticals*       69,750           977
Quest Medical*                    9,000            63
Resound*                         47,400           261
Spectranetics*                   27,000            84
U.S. Surgical                    15,400           451
Urologix*                        26,500           480
Vision Twenty-One*               46,500           430
                                            ---------
                                                7,978
                                            ---------
METALS & MINING -- 1.0%
Freeport-McMoran Copper
   and Gold, Class B             25,000           394
Potash of Saskatchewan            4,300           357
                                            ---------
                                                  751
                                            ---------
MISCELLANEOUS BUSINESS SERVICES -- 2.5%
Cendant                          48,062         1,652
Mac-Gray*                        18,600           291
                                            ---------
                                                1,943
                                            ---------
MISCELLANEOUS MANUFACTURING-- 1.3%
RMI Titanium*                    35,000           700
Toymax International*            37,200           321
                                            ---------
                                                1,021
                                            ---------
PETROLEUM & FUEL PRODUCTS -- 2.3%
Bayard Drilling Technologies*     9,300           151
Callon Petroleum (A)*             9,000           147
IRI International*               19,100           267
Meridian Resource*               68,256           653
Tidewater                        10,000           551
                                            ---------
                                                1,769
                                            ---------
PRINTING & PUBLISHING -- 0.2%
CMP Media Inc., Class A*          9,100           157
                                            ---------
PROFESSIONAL SERVICES -- 0.1%
Bright Horizons Inc*              4,650            87
                                            ---------
RAILROADS -- 0.6%
Union Pacific                     7,000           437
                                            ---------
REAL ESTATE -- 5.5%
AMB Property*                    53,600         1,347
Agree Realty                      9,400           204
Liberty Property Trust           25,800           737
Pacific Gulf Properties          31,400           746
Prentiss Properties Trust*       34,000           950
Trammell Crow*                    9,300           239
                                            ---------
                                                4,223
                                            ---------
RESTAURANTS/FOOD SERVICES -- 1.6%
Darden Restaurants               47,900           599
Uno Restaurant*                  90,000           619
                                            ---------
                                                1,218
                                            ---------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                           [SQUARE BULLET] COREFUND EQUITY FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------
DESCRIPTION                      SHARES     VALUE (000)
--------------------------------------------------------
RETAIL -- 6.0%
Bon-Ton Stores*                  46,300     $     695
Corporate Express*               27,500           354
Chicos*                           4,500            30
CML Group                        92,200           305
Cross-Continent Auto
   Retailers*                    65,000           544
Drug Emporium*                   92,100           363
Friendly Ice Cream                9,300           108
General Nutrition*               33,000         1,122
Hot Topic*                        4,400           100
Microage*                        22,500           339
Paper Warehouse *                18,600           142
Paul Harris Stores*              41,500           418
Sportmart*                       14,400            33
Sportmart, Class A*              14,400            34
Strouds*                         19,000            33
                                            ---------
                                                4,620
                                            ---------
SEMI-CONDUCTORS/INSTRUMENTS-- 2.1%
Ess Technology*                   4,600            35
Intel                             8,000           562
VLSI Technology*                 45,000         1,063
                                            ---------
                                                1,660
                                            ---------
SPECIALTY CONSTRUCTION -- 1.1%
Oakwood Homes                    25,000           830
                                            ---------
STEEL & STEEL WORKS -- 0.5%
Ispat International PLC Nv,
   Class A*                      18,690           404
                                            ---------
TELEPHONES & TELECOMMUNICATION-- 12.1%
Airtouch Communications*         18,500           769
Amnex*                          171,500           172
Clearnet, Class A*               40,000           455
Hybrid Networks*                 44,600           496
Intermedia Communications
   of Florida*                   14,900           905
Lucent Technologies              16,500         1,318
McLeod, Class A*                 15,000           480
Metrocall*                       25,000           123
Metromedia Fiber Network*        46,500           773
Metronet Communication*          46,500           808
Nextlink Communications*         32,500           693
Qualcomm*                        12,000           606
Viatel*                         200,000         1,000
Worldcom*                        25,000           756
                                            ---------
                                                9,354
                                            ---------
WATER TREATMENT -- 1.0%
U.S. Filter*                     25,000           748
                                            ---------
TOTAL COMMON STOCKS
(Cost $69,775)                                 74,499
                                            ---------

--------------------------------------------------------
DESCRIPTION                   PAR (000)     VALUE (000)
--------------------------------------------------------
REPURCHASE AGREEMENT -- 3.5%
Morgan Stanley
   6.20%, dated 12/31/97,
   matures 01/02/98,
   repurchase price $2,653,914
   (collateralized by U.S. Treasury
   Note, par value $2,725,000,
   5.50%, 12/31/00; market
   value $2,714,918)             $2,653     $   2,653
                                            ---------
TOTAL REPURCHASE AGREEMENT
(Cost $2,653)                                   2,653
                                            ---------
TOTAL INVESTMENTS -- 100.2%
(Cost $72,428)                                 77,152
                                            ---------
OTHER ASSETS AND LIABILITIES,
   NET-- (0.2%)                                  (147)
                                            ---------

NET ASSETS:
Portfolio Shares -- Class Y ($0.001 par
   value -- 1 billion authorized) based
   on 6,951,309 outstanding shares             67,555
Portfolio Shares -- Class A ($0.001 par
   value -- 1 billion authorized) based
   on 269,517 outstanding shares                2,885
Portfolio Shares -- Class B ($0.001 par
   value -- 1 billion authorized) based
   on 11,613 outstanding shares                   139
Accumulated Net Realized Gain
   on Investments                               1,961
Net Unrealized Appreciation
   on Investments                               4,724
Distributions in Excess of Net
   Investment Income                             (259)
                                            ---------
TOTAL NET ASSETS-- 100.0%                     $77,005
                                            =========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS Y                  $10.65
                                            =========
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE-- CLASS A                   $10.60
                                            =========
NET ASSET VALUE AND OFFERING
   PRICE PER SHARE-- CLASS B                   $10.48
                                            =========
* NON-INCOME PRODUCING SECURITY
ADR -- AMERICAN DEPOSITORY RECEIPT
PLC --PUBLIC LIMITED COMPANY
SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT
OF
NET ASSETS
--------------------------------------------------------------------------------
AS OF
DECEMBER 31, 1997
(UNAUDITED)


INTERNATIONAL GROWTH FUND


[PIE CHART OMITTED]

Miscelleaneous 18%
United Kingdom 25%
Switzerland     7%
Spain           3%
Australia       3%
France          7%
Germany        11%
Italy           3%
Japan          14%
Mexico          4%
Netherlands     5%

% OF TOTAL PORTFOLIO INVESTMENTS

--------------------------------------------------------
DESCRIPTION                      SHARES     VALUE (000)
--------------------------------------------------------
FOREIGN STOCKS -- 91.2%
ARGENTINA -- 0.5%
Banco Frances ADR                 6,025   $       165
Irsa GDR                          2,400            90
Perez Companc, Series B          83,643           597
                                          -----------
                                                  852
                                          -----------
AUSTRALIA -- 2.2%
Australian Gas Light             80,000           558
John Fairfax Holdings           230,000           480
Lend Lease                       25,000           489
Mayne Nickless                  107,000           565
QBE Insurance                   187,500           844
Telstra Installment Receipts*   139,000           293
Woodside Petroleum               39,300           277
                                          -----------
                                                3,506
                                          -----------
AUSTRIA -- 0.7%
VA Technologie                    7,800         1,185
                                          -----------
BELGIUM -- 1.0%
Generale Banque                   3,500         1,524
                                          -----------
BRAZIL -- 1.4%
Centrais Electricas GDR             750            81
Companhia Paranese               10,000           137
Companhia Brasileira de
   Distribuicao Grupo de
   Acucar ADR                     6,000           116
Electrobras ADR                  38,500           957
Telebras ADR                      7,820           911
                                          -----------
                                                2,202
                                          -----------
CHILE -- 0.6%
Compania de Telecom de
   Chile ADR                     32,000           956
Santa Isabel ADR                  2,100            37
                                          -----------
                                                  993
                                          -----------

--------------------------------------------------------
DESCRIPTION                      SHARES     VALUE (000)
--------------------------------------------------------
DENMARK -- 1.6%
Novo-Nordisk, Class B            16,200    $    2,317
Sydbank                           3,124           178
                                          -----------
                                                2,495
                                          -----------
FINLAND -- 0.1%
Nokia AB, Series A                3,080           219
                                          -----------
FRANCE -- 6.9%
Air Liquide                       8,750         1,370
AXA                              31,195         2,414
Cie Financiere de Paribas,
   Class A                        5,350           465
Cie Generale des Eaux            21,948         3,064
Cie Generale des Eaux
   Warrants*                      2,000             1
Dassault Systems                  8,000           244
France Telecom*                   6,000           218
Rhone Poulenc                    51,500         2,308
Schneider                         4,000           217
Societe Nationale Elf Aquitaine   3,590           418
Valeo                             4,970           337
                                          -----------
                                               11,056
                                          -----------
GERMANY -- 9.7%
Allianz                           7,600         1,961
Bayer                             7,500           278
BMW                               2,550         1,907
Deutsche Bank                    34,100         2,385
Fried Krupp                         665           122
Hoechst                               2            --
Mannesmann                        5,000         2,510
Preussag                          5,000         1,537
SGL Carbon                       10,100         1,292
Veba                             45,449         3,095
Volkswagen                          900           503
                                          -----------
                                               15,590
                                          -----------
GREECE -- 0.5%
Alpha Credit Bank                15,000           875
                                          -----------
HONG KONG -- 2.0%
China Light & Power              82,000           455
Citic Pacific                    84,500           336
First Pacific                   186,000            90
Giordano                        650,000           224
HSBC Holdings                    20,681           510
Hutchison Whampoa                78,000           489
National Mutual Asia            600,000           596
New World Development           149,000           515
                                          -----------
                                                3,215
                                          -----------
HUNGARY -- 1.0%
Richter Gedeon                    2,500           284
Matav ADR*                       45,000         1,170
Pannoplast                        3,200           168
                                          -----------
                                                1,622
                                          -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                           [SQUARE BULLET] COREFUND EQUITY FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------
DESCRIPTION                      SHARES     VALUE (000)
--------------------------------------------------------
INDIA -- 1.8%
Himilayan Fund*                  75,918   $       812
ICICI GDR                        60,000           746
Indian Opportunities Fund*       41,981           354
Mahanagar Telephone
   Nigam GDR*                    33,000           512
Videsh Sanchar Nigam GDR*        35,000           491
                                          -----------
                                                2,915
                                          -----------
INDONESIA -- 0.4%
Bank Bali "F"                   600,000            81
Indosat "F"                     275,000           519
                                          -----------
                                                  600
                                          -----------
ISRAEL -- 1.3%
Near East Opportunity Fund*      59,000           928
Tadarin Limited                   8,032           287
Teva Pharmaceuticals ADR         20,000           946
                                          -----------
                                                2,161
                                          -----------
ITALY -- 2.5%
Autogrill*                       65,010           348
Bulgari                          46,000           234
ENI                             255,967         1,452
INA                             850,000         1,724
Telecom Italia                   46,595           298
                                          -----------
                                                4,056
                                          -----------
JAPAN -- 11.7%
77th Bank                        33,000           235
Canon                            62,000         1,444
Eiden Sakakiya                   25,000            93
Hitachi                         149,000         1,062
Honda Motor                      36,000         1,321
Hoya                              8,000           251
Ito Yokado                       27,000         1,376
Kao                              21,000           302
Kyocera                           4,000           181
Mabuchi Motor                    10,000           508
Marui Company                    36,000           560
Mitsubishi Heavy Industries     171,000           713
Mitsui Fudosan                   54,000           521
Nippon Express                   73,000           364
Riso Kagaku Corporation           5,100           292
Rohm Company                     13,000         1,325
Secom                            16,000         1,022
Shimachu                         17,000           267
Shin-Etsu Chemical               42,000           801
Sony Corporation                 22,000         1,955
Sumitomo Electric                53,000           723
Suzuki Motor                     24,000           217
Taisho Pharmaceutical            25,000           638
Toppan Printing                  73,000           951
Toyota Motor                     28,000           802
Yamanouchi Pharmaceutical        41,000           880
                                          -----------
                                               18,804
                                          -----------

--------------------------------------------------------
DESCRIPTION                      SHARES     VALUE (000)
--------------------------------------------------------
MALAYSIA -- 0.3%
AMMB Holdings                    58,000   $        38
AMMB Holdings Warrants*          10,000             1
Malaysian Oxygen                200,000           448
                                          -----------
                                                  487
                                          -----------
MEXICO -- 3.3%
ALFA, Series A                   61,945           419
Cifra, Series C                 520,000         1,160
Cifra, Series V                 550,000         1,350
Grupo Elektra                    60,000           106
Grupo Financiero Banamex
   Accival, Series B*           280,000           836
Grupo Modelo, Series C           17,000           143
Grupo Radio Centro ADR            6,600            94
Industrias CH, Series B*         30,000           178
Panamerican Beverage, Series A    6,000           196
Telefonos de Mexico ADR,
   Series L                      14,500           813
                                          -----------
                                                5,295
                                          -----------
NETHERLANDS -- 4.6%
Baan Company*                     8,680           284
Elsevier                        128,000         2,071
Fortis Amev                       6,500           283
Gucci Group, NY
   Registered Shares             26,520         1,111
ING Groep                        35,005         1,475
Phillips Electronics             26,200         1,571
Royal Dutch Petroleum             5,190           285
Vendex International              4,000           221
Wolters Kluwer                      800           103
                                          -----------
                                                7,404
                                          -----------
NORWAY -- 0.2%
Tomra Systems                    13,500           302
                                          -----------
PERU -- 0.1%
Credicorp                         4,230            76
                                          -----------
PHILIPPINES -- 0.4%
Ayala Land, Series B          1,000,000           400
Belle*                        5,200,000           203
Belle Warrants*                 800,000             1
                                          -----------
                                                  604
                                          -----------
POLAND -- 0.1%
Bank Handlowy GDR*               14,000           186
                                          -----------
SINGAPORE -- 0.3%
Development Bank of
   Singapore "F"                 57,000           488
                                          -----------
SOUTH AFRICA -- 0.2%
NBS Boland Group                121,500           301
                                          -----------
SOUTH KOREA -- 0.0%
Samsung Electronics               2,463            14
                                          -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT
OF
NET ASSETS
--------------------------------------------------------------------------------
AS OF
DECEMBER 31, 1997
(UNAUDITED)


INTERNATIONAL GROWTH FUND (CONCLUDED)


--------------------------------------------------------
DESCRIPTION                      SHARES     VALUE (000)
--------------------------------------------------------
SPAIN -- 2.7%
Argentaria                        3,200   $       195
Banco de Santander               59,400         1,985
Corp Financiera Reunida*         37,000           198
Telefonica de Espana             68,000         1,942
                                          -----------
                                                4,320
                                          -----------
SWEDEN -- 2.2%
Ericsson Telephone ADR            8,360           312
Incentive AB, Series A           19,000         1,712
Nordbanken Holding AB*          216,000         1,222
SSAB, Series A                   20,000           328
                                          -----------
                                                3,574
                                          -----------
SWITZERLAND -- 6.2%
Credit Suisse Group              18,000         2,785
Disetronic Holding                  130           285
Novartis                          2,217         3,597
Roche Holding                       306         3,039
Swiss Bank                          850           264
                                          -----------
                                                9,970
                                          -----------
TAIWAN -- 0.5%
Standard Foods Taiwan GDR*       75,000           863
                                          -----------
THAILAND -- 0.2%
Ruam Pattana Fund II*         1,281,000           131
Siam Commercial Bank            100,000           115
Siam Commercial
   Bank Rights*                  33,333             6
                                          -----------
                                                  252
                                          -----------
UNITED KINGDOM -- 23.5%
3i Group                         35,130           291
Brit-Borneo Petroleum
   Syndicate                     52,248           363
British Aerospace                14,475           412
British Sky Broadcasting         24,100           180
Cable & Wireless                206,000         1,810
General Electric                158,000         1,024
GKN                              74,500         1,526
Glaxo Wellcome                   81,000         1,915
Granada Group                   102,750         1,569
JJB Sports                       34,200           366
Ladbroke                        401,430         1,740
Lasmo                           265,318         1,202
Lloyds TSB Group                212,900         2,751
Logica                           24,342           463
Manchester United               115,400           299
Marks & Spencer                 164,000         1,613
McKechnie                        76,500           578
National Power                   33,420           329
National Westminster Bank       100,000         1,658
Next                             24,500           278
NFC                             333,000           828
Prudential                       28,100           339
Railtrack Group                  28,090           446
Reckitt & Coleman               122,500         1,921

--------------------------------------------------------
DESCRIPTION            SHARES/PAR (000)     VALUE (000)
--------------------------------------------------------
Rentokil Group                   79,000  $        349
Royal Bank of Scotland          149,000         1,891
Safeway                         158,144           891
Scottish Power                  212,000         1,873
Shell Transportation
   & Trading                    350,050         2,529
Smithkline Beecham               54,660           560
Smiths Industries                97,782         1,362
Standard Chartered Bank          22,340           238
Tesco                            55,750           453
Unilever                        228,800         1,957
Wassall                         119,625           658
Wolseley                         98,000           777
Zeneca Group                     10,820           380
                                          -----------
                                               37,819
                                          -----------
VENEZUELA -- 0.5%
Cia Anonima Telecom ADR          21,000           874
                                          -----------
TOTAL FOREIGN STOCKS
(Cost $128,227)                               146,699
                                          -----------

FOREIGN PREFERRED STOCKS -- 1.3%
AUSTRALIA -- 0.4%
Newscorp                        130,000           643
                                          -----------
BRAZIL -- 0.6%
Eletrobras ADR                    6,000           156
Petroleo Brasileira ADR          35,000           796
                                          -----------
                                                  952
                                          -----------
GERMANY -- 0.3%
Fresenius                           888           162
Wella                               450           330
                                          -----------
                                                  492
                                          -----------
TOTAL FOREIGN PREFERRED STOCKS
(Cost $1,902)                                   2,087
                                          -----------

FOREIGN CONVERTIBLE BONDS -- 1.5%
JAPAN -- 1.5%
Mitsubishi Bank
   3.000%,  11/30/02           $    900           928
Namco
   4.700%,  09/30/98             35,000           332
Nitto Denko
   2.200%,  03/31/99             74,000           695
Sakura Finance
   0.750%,  10/01/01             72,000           400
                                          -----------
                                                2,355
                                          -----------
MALAYSIA -- 0.0%
AMMB Holdings ICULS
   7.500%,  05/08/02                100             7
                                          -----------
TOTAL FOREIGN CONVERTIBLE BONDS
(Cost $2,655)                                   2,362
                                          -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                           [SQUARE BULLET] COREFUND EQUITY FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------
DESCRIPTION                   PAR (000)     VALUE (000)
--------------------------------------------------------
FOREIGN BOND -- 0.0%
MALAYSIA -- 0.0%
AMMB Holdings
   5.000%,  05/13/02            $   100   $        12
                                          -----------
TOTAL FOREIGN BOND
(Cost $40)                                         12
                                          -----------

DEMAND DEPOSIT -- 3.7%
Morgan Stanley
   4.750%,  01/01/98              5,939         5,939
                                          -----------
TOTAL DEMAND DEPOSIT
(Cost $5,939)                                   5,939
                                          -----------
TOTAL INVESTMENTS -- 97.7%
(Cost $138,763)                               157,099
                                          -----------
OTHER ASSETS AND LIABILITIES,
   NET-- 2.3%                                   3,647
                                          -----------

NET ASSETS:
Portfolio Shares -- Class Y ($0.001 par
   value -- 25 million authorized) based
   on 11,925,445 outstanding shares           142,047
Portfolio Shares -- Class A ($0.001 par
   value -- 25 million authorized) based
   on 175,016 outstanding shares                2,264
Portfolio Shares -- Class B ($0.001 par
   value -- 25 million authorized) based
   on 1,054 outstanding shares                     15
Accumulated net realized loss
   on investments                                (199)
Net unrealized depreciation on
   forward foreign currency contracts,
   foreign currency and translation
   of other assets and liabilities
   in foreign currency                            (15)
Net unrealized appreciation
   on investments                              18,336
Accumulated net investment loss                (1,702)
                                          -----------
TOTAL NET ASSETS-- 100.0%                    $160,746
                                          ===========
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER SHARE-- CLASS Y        $13.28
                                          ===========
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE-- CLASS A                   $13.28
                                          ===========
NET ASSET VALUE AND OFFERING
   PRICE PER SHARE-- CLASS B                   $13.28
                                          ===========
* NON-INCOME PRODUCING SECURITY
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0. ADR -- AMERICAN DEPOSITORY RECEIPT
"F" -- FOREIGN SHARES
GDR -- GLOBAL DEPOSITORY RECEIPT
SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


BALANCED FUND

[PIE CHART OMITTED]
U.S. TREASURY OBLIGATIONS          18%
U.S. GOVERNMENT BACKED OBLIGATIONS  4%
U.S. AGENCY BACKED OBLIGATIONS      1%
CORPORATE OBLIGATIONS               7%
CASH EQUIVALENTS                    6%
COMMON STOCK                       64%

% OF TOTAL PORTFOLIO INVESTMENTS

--------------------------------------------------------
DESCRIPTION                      SHARES     VALUE (000)
--------------------------------------------------------
COMMON STOCKS -- 64.9%
BANKS -- 3.0%
BankAmerica                      15,700   $     1,146
Citicorp                          6,000           759
Crestar Financial                34,000         1,938
                                          -----------
                                                3,843
                                          -----------
BEAUTY PRODUCTS -- 1.9%
Colgate Palmolive                10,000           735
Gillette                          9,200           924
Kimberly Clark                        8            --
Procter & Gamble                 10,000           798
                                          -----------
                                                2,457
                                          -----------
BROADCASTING, CABLE TV, NEWSPAPERS
    & ADVERTISING -- 2.3%
CBS                              47,000         1,384
Comcast, Class A                 50,000         1,578
TCI Satellite Entertainment*      4,300            30
                                          -----------
                                                2,992
                                          -----------
COMMUNICATIONS EQUIPMENT -- 1.3%
Cisco Systems*                   29,400         1,639
                                          -----------
COMPUTERS & SERVICES -- 4.5%
America Online*                  18,000         1,605
Compaq Computer                  26,100         1,473
Microsoft*                        6,000           775
Peoplesoft*                      47,000         1,833
                                          -----------
                                                5,686
                                          -----------
DRUGS -- 4.1%
Glaxo ADR                        29,400         1,408
Merck                             7,600           807
Schering Plough                  30,000         1,864
SmithKline Beecham ADR           23,600         1,214
                                          -----------
                                                5,293
                                          -----------
ELECTRICAL EQUIPMENT -- 3.1%
Emerson Electric                 17,300           976
General Electric                 20,200         1,482
Honeywell                        22,000         1,507
                                          -----------
                                                3,965
                                          -----------

STATEMENT
OF
NET ASSETS
--------------------------------------------------------------------------------
AS OF
DECEMBER 31, 1997
(UNAUDITED)


BALANCED FUND (CONTINUED)


--------------------------------------------------------
DESCRIPTION                      SHARES     VALUE (000)
--------------------------------------------------------
ENTERTAINMENT -- 0.7%
Walt Disney                       8,500   $       842
                                          -----------
FINANCIAL SERVICES -- 2.7%
FHLMC                            44,000         1,845
FNMA                             28,000         1,598
                                          -----------
                                                3,443
                                          -----------
FOOD, BEVERAGE & TOBACCO -- 4.4%
CPC International                 8,000           864
ConAgra                          45,000         1,477
Hershey Foods                    29,000         1,796
Philip Morris                    13,500           612
Sara Lee                         15,000           845
                                          -----------
                                                5,594
                                          -----------
HEALTHCARE SERVICES -- 1.5%
Health Management Associates*    78,448         1,981
                                          -----------
HOUSEHOLD PRODUCTS -- 0.6%
Sunbeam Oster                    19,000           800
                                          -----------
INSURANCE -- 3.1%
Allstate                         17,000         1,545
American International Group     12,000         1,305
General Re                        5,000         1,060
                                          -----------
                                                3,910
                                          -----------
MACHINERY -- 0.8%
Deere                            17,500         1,020
                                          -----------
MEDICAL INFORMATION SYSTEMS -- 1.5%
HBO                              39,000         1,872
                                          -----------
MEDICAL PRODUCTS & SERVICES-- 3.3%
Cardinal Health                  22,850         1,717
Guidant                          13,000           809
Johnson & Johnson                13,200           870
Medtronic                        16,000           837
                                          -----------
                                                4,233
                                          -----------
PETROLEUM REFINING -- 5.3%
Amoco                            12,400         1,056
Atlantic Richfield               12,000           961
Chevron                          17,100         1,317
Exxon                            19,500         1,193
Mobil                            16,200         1,169
Texaco                           20,000         1,087
                                          -----------
                                                6,783
                                          -----------
PETROLEUM SERVICES -- 1.9%
Halliburton                      22,000         1,143
Schlumberger                     15,400         1,240
                                          -----------
                                                2,383
                                          -----------
PRINTING & PUBLISHING -- 1.3%
Gannett                          26,000         1,607
                                          -----------

---------------------------------------------------------
DESCRIPTION            SHARES/PAR (000)     VALUE (000)
---------------------------------------------------------
RETAIL -- 7.1%
Costco*                          40,000    $    1,785
Dayton-Hudson                    38,000         2,565
Gap                              45,000         1,595
Home Depot                       26,400         1,554
Nordstrom                        25,000         1,509
                                          -----------
                                                9,008
                                          -----------
SOFTWARE -- 2.2%
BMC Software*                    29,000         1,903
Computer Associates
   International                 18,000           952
                                          -----------
                                                2,855
                                          -----------
TECHNOLOGY, SERVICES -- 3.4%
Automatic Data Processing        29,000         1,780
Corestaff*                       28,000           742
Paychex                          34,692         1,756
                                          -----------
                                                4,278
                                          -----------
TELEPHONES & TELECOMMUNICATION-- 4.9%
ICG Communications*              29,300           798
McLeodUSA, Class A*              34,000         1,088
Qualcomm*                        27,000         1,364
Qwest Communications Int'l*       3,623           216
Teleport Communications
   Group*                        28,000         1,537
Worldcom*                        39,900         1,207
                                          -----------
                                                6,210
                                          -----------
TESTING LABORATORIES -- 0.0%
Genzyme Corporation-
   Tissue Repair*                   900             6
                                          -----------
TOTAL COMMON STOCKS
(Cost $60,675)                                 82,700
                                          -----------

U.S. TREASURY OBLIGATIONS -- 16.0%
U.S. Treasury Bonds
   6.000%,  08/15/99             $1,500         1,507
   7.250%,  05/15/16                500           569
   8.750%,  05/15/17                665           871
U.S. Treasury Notes
   8.125%,  02/15/98              1,670         1,675
   6.125%,  05/15/98              1,000         1,002
   9.250%,  08/15/98              1,620         1,655
   8.875%,  11/15/98              1,105         1,135
   8.875%,  02/15/99                110           114
   6.000%,  06/30/99              2,000         2,010
   6.000%,  10/15/99                500           503
   5.875%,  11/15/99              2,000         2,007
   7.750%,  11/30/99                700           726
   6.375%,  01/15/00                500           507
   7.500%,  11/15/01              3,235         3,429
   6.625%,  03/31/02              1,000         1,032
   7.500%,  02/15/05                600           659
   6.500%,  08/15/05                500           522
   6.875%,  05/15/06                500           535
                                          -----------
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $20,239)                                 20,458
                                          -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                           [SQUARE BULLET] COREFUND EQUITY FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------
DESCRIPTION                   PAR (000)     VALUE (000)
--------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 2.4%
FHLMC
   6.440%,  01/28/00            $   500   $       506
   8.025%,  09/15/06              1,000         1,010
   8.055%,  09/30/11              1,000         1,009
FNMA
   5.940%,  12/12/05                500           497
                                           ----------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $2,998)                                   3,022
                                           ----------

U.S. GOVERNMENT MORTGAGE-BACKED BONDS -- 4.8%
FHLMC
   6.000%,  05/01/08                640           630
   5.500%,  11/01/08                546           527
 FNMA
   6.500%,  08/01/10                219           220
   6.500%,  09/01/10                283           284
   6.500%,  11/01/24                445           440
GNMA
   7.500%,  10/15/11              2,273         2,342
   9.000%,  10/15/19                146           156
   7.500%,  03/15/26              1,471         1,507
                                           ----------
TOTAL U.S. GOVERNMENT MORTGAGE-
   BACKED BONDS
(Cost $6,023)                                   6,106
                                           ----------

CORPORATE OBLIGATIONS -- 6.6%
BANKS -- 1.3%
First Bank System
   6.875%,  09/15/07                500           511
Midland Bank
   6.950%,  03/15/11                200           205
NationsBank
   6.500%,  03/15/06                200           201
Provident Bank
   6.125%,  12/15/00                 25            25
Royal Bank of Scotland
   6.375%,  02/01/11                205           200
U.S. Bancorp
   6.750%,  10/15/05                500           508
                                           ----------
                                                1,650
                                           ----------
FINANCIAL SERVICES -- 2.9%
Chrysler Financial
   6.950%,  03/25/02                500           512
CSR Finance
   7.700%,  07/21/25                200           221
Donaldson Lufkin & Jenrette
   6.875%,  11/01/05                185           189
Ford Motor Credit
   6.375%,  04/15/00                500           504
   6.250%,  11/08/00                500           501
   7.500%,  01/15/03              1,000         1,053
MBNA
   7.250%,  09/15/02                185           190

--------------------------------------------------------
DESCRIPTION                   PAR (000)     VALUE (000)
--------------------------------------------------------
Merrill Lynch
   7.000%,  04/27/08           $    250  $        261
Noranda
   8.125%,  06/15/04                195           211
Santander
   7.250%,  11/01/15                100           104
                                           ----------
                                                3,746
                                           ----------
INDUSTRIAL -- 2.0%
Arco Chemical
  10.250%,  11/01/10                210           280
Coca Cola
   6.000%,  07/15/03              1,000           991
Dayton Hudson
   8.500%,  12/01/22                500           542
ITT
   7.375%,  11/15/15                360           356
Laidlaw
   8.750%,  04/15/25                 75            90
MacMillan Bloedel
   7.700%,  02/15/26                215           222
                                           ----------
                                                2,481
                                           ----------
UTILITIES -- 0.4%
Bellsouth
   7.000%,  02/01/05                500           523
                                           ----------
TOTAL CORPORATE OBLIGATIONS
(Cost $8,164)                                   8,400
                                           ----------


REPURCHASE AGREEMENTS -- 6.2%
Aubrey Lanston
   6.50%, dated 12/31/97,
   matures 01/02/98,
   repurchase price $3,957,429
   (collateralized by various
   U.S. Treasury Notes, ranging
   in par value $1,920,000-
   $2,025,000, 5.625%-8.200,
   07/15/98-12/31/99; market
   value $4,035,120)              3,956         3,956
Hong Kong Shainghai Bank
   6.40%, dated 12/31/97,
   matures 01/02/98,
   repurchase price $1,977,703
   (collateralized by U.S. Treasury
   Note, par value $1,915,000,
   6.625%, 07/31/01;
   market value $2,016,540)       1,977         1,977
Morgan Stanley
   6.20%, dated 12/31/97,
   matures 01/02/98,
   repurchase price $ 1,977,681
   (collateralized by U.S. Treasury
   Note, par value $2,030,000,
   5.50%, 12/31/00; market
   value $2,022,480)              1,977         1,977
                                           ----------
TOTAL REPURCHASE AGREEMENTS
(Cost $7,910)                                   7,910
                                           ----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT
OF
NET ASSETS
--------------------------------------------------------------------------------
AS OF
DECEMBER 31, 1997
(UNAUDITED)

                                           [SQUARE BULLET] COREFUND EQUITY FUNDS
--------------------------------------------------------------------------------

BALANCED FUND (CONCLUDED)

---------------------------------------------------------
DESCRIPTION                                 VALUE (000)
---------------------------------------------------------
TOTAL INVESTMENTS -- 100.9%
(Cost $106,009)                              $128,596
                                           ----------
OTHER ASSETS AND LIABILITIES,
   NET-- (0.9%)                                (1,189)
                                           ----------

NET ASSETS:
Portfolio Shares -- Class Y ($0.001 par
   value -- 100 million authorized) based
   on 8,920,348 outstanding shares             96,944
Portfolio Shares -- Class A ($0.001 par
   value -- 100 million authorized) based
   on 406,668 outstanding shares                4,763
Portfolio Shares -- Class B ($0.001 par
   value -- 100 million authorized) based
   on 42,424 outstanding shares                   598
Accumulated Net Realized Gain
   on Investments                               2,510
Net Unrealized Appreciation
   on Investments                              22,587
Undistributed Net Investment Income                 5
                                           ----------
TOTAL NET ASSETS-- 100.0%                    $127,407
                                           ==========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS Y                  $13.60
                                           ==========
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE-- CLASS A                   $13.60
                                           ==========
NET ASSET VALUE AND OFFERING
   PRICE PER SHARE-- CLASS B                   $13.51
                                           ==========
*NON-INCOME PRODUCING SECURITY
ADR -- AMERICAN DEPOSITORY RECEIPT
CMO -- COLLATERALIZED MORTGAGE OBLIGATION
FHLB -- FEDERAL HOME LOAN BANK
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                     [SQUARE BULLET] COREFUND FIXED INCOME FUNDS
--------------------------------------------------------------------------------

SHORT TERM INCOME FUND

[PIE CHART OMITTED]
U.S. TREASURY OBLIGATIONS     37%
U.S. AGENCY BACKED OBLIGATIONS 3%
CASH EQUIVALENTS               7%
CORPORATE OBLIGATIONS         53%

% OF TOTAL PORTFOLIO INVESTMENTS
--------------------------------------------------------
DESCRIPTION                  PAR (000)      VALUE (000)
--------------------------------------------------------
CORPORATE BONDS -- 31.7%
BANKING -- 7.7%
American Express
   Centurion Bank (A)
   6.019%,  01/21/98             $1,000     $   1,001
   5.999%,  01/23/98              1,000         1,000
Citicorp (A)
   6.075%,  02/23/98                500           502
NationsBank
   5.375%,  04/15/00                395           389
                                            ---------
                                                2,892
                                            ---------
FINANCIAL SERVICES -- 20.8%
Associates Corporation
   of North America
   6.250%,  03/15/99                525           527
Bear Stearns
   6.250%,  12/01/00                200           200
Chrysler Financial
   6.375%,  01/28/00                510           513
Credit Suisse (A)
   5.920%,  01/13/98              1,000         1,000
Fleet Mortgage Group
   6.500%,  09/15/99                500           503
General Motors Acceptance (A)
   5.906%,  03/09/98                700           699
Lehman Brothers Holdings
   6.375%,  06/01/98                500           501
Mellon Financial
   7.625%,  11/15/99                255           263
Morgan Stanley Group (A)
   5.915%,  02/26/98              1,250         1,250
Morgan Stanley Group
   5.625%,  03/01/99              1,000           996
Salomon
   6.500%,  03/01/00                750           755
Sears Roebuck Acceptance
   6.380%,  02/16/99                650           653
                                            ---------
                                                7,860
                                            ---------

--------------------------------------------------------
DESCRIPTION                  PAR (000)      VALUE (000)
--------------------------------------------------------
INDUSTRIAL -- 1.9%
Time Warner
   7.450%,  02/01/98             $  735     $     736
                                            ---------
TELEPHONES & TELECOMMUNICATION -- 1.3%
TCI Communications
   6.375%,  09/15/99                500           500
                                            ---------
TOTAL CORPORATE BONDS
(Cost $11,964)                                 11,988
                                            ---------

U.S. TREASURY OBLIGATIONS -- 33.9%
U.S. Treasury Notes
   6.125%,  03/31/98                500           501
   5.875%,  04/30/98              2,000         2,003
   6.125%,  05/15/98              1,000         1,002
   6.000%,  05/31/98              1,000         1,002
   6.125%,  08/31/98              1,000         1,003
   6.000%,  09/30/98              2,250         2,257
   5.875%,  10/31/98              1,000         1,002
   5.750%,  12/31/98              1,000         1,002
   6.375%,  01/15/99              1,000         1,008
   5.875%,  01/31/99              1,000         1,002
   6.000%,  08/15/00              1,000         1,007
                                            ---------
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $12,760)                                 12,789
                                            ---------

U.S. AGENCY MORTGAGE-BACKED BONDS -- 2.7%
FNMA
   5.894%,  10/20/98                500           500
   5.870%,  10/25/99                500           500
                                            ---------
TOTAL U.S. AGENCY MORTGAGE-
   BACKED BONDS
(Cost $999)                                     1,000
                                            ---------

TIME DEPOSIT -- 1.8%
Den Danske Bank
   6.500%,  01/02/98                694           694
                                            ---------
TOTAL TIME DEPOSIT
(Cost $694)                                       694
                                            ---------

INSURANCE FUNDING AGREEMENT -- 5.3%
Allstate (A)
   5.696%,  01/01/98              2,000         2,000
                                            ---------
TOTAL INSURANCE FUNDING AGREEMENT
(Cost $2,000)                                   2,000
                                            ---------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT
OF
NET ASSETS
--------------------------------------------------------------------------------
AS OF
DECEMBER 31, 1997
(UNAUDITED)

SHORT TERM INCOME FUND (CONCLUDED)


--------------------------------------------------------
DESCRIPTION                  PAR (000)      VALUE (000)
--------------------------------------------------------
ASSET-BACKED SECURITIES -- 20.5%
Aames Mortgage Trust,
   Series 1996-B, Class A1B
   7.275%,  05/15/20               $215     $     217
Banc One Auto Grantor Trust,
   Series 1997-B,  Class A
   6.290%,  07/20/04                750           755
Cit Rv Owner Trust,
   Series 1995-B, Class A
   6.500%,  04/15/11                216           218
Contimortgage Home Equity Loan
   Trust, Series 1996-4, Class A5
   6.600%,  10/15/11                210           211
Contimortgage Home Equity Loan
   Trust, Series 1997-4, Class A3
   6.260%,  07/15/12                500           500
EQCC Home Equity Loan Trust,
   Series 1996-2, Class A2
   6.700%,  09/15/08                250           252
EQCC Home Equity Loan Trust,
   Series 1996-4, Class A3
   6.260%,  11/15/06                175           176
EQCC Home Equity Loan Trust,
   Series 1997-1, Class A3
   6.840%,  09/15/11                750           762
Firstplus Home Loan Equity Trust,
   Series 1997-3, Class A3
   6.570%,  10/10/10                500           503
Heller Equipment Asset Receivables
   Trust, Series 1997-1, Class A2
   6.390%,  05/25/05                750           754
Independent National Mortgage,
   Series 1996-A, Class A1
   6.710%,  09/25/26                315           318
Money Store Home Equity Loan
   Trust, Series 1993-B, Class A1
   5.400%,  08/15/05                250           250
Navistar Financial Owner Trust,
   Series 1996-B, Class A3
   6.330%,  04/21/03                310           312
Navistar Financial Owner Trust,
   Series 1997-A, Class A2
   6.350%,  01/15/00                447           448
Student Loan Marketing Association,
   Series 1997-1, Class A1 (A)
   5.889%,  01/25/98                671           671

--------------------------------------------------------
DESCRIPTION                  PAR (000)      VALUE (000)
--------------------------------------------------------
Union Acceptance,
   Series 1996-A, Class A
   5.400%,  04/07/03               $451     $     447
Union Acceptance,
   Series 1996-D, Class A2
   6.170%,  10/09/02                250           251
Union Acceptance,
   Series 1997-A, Class A
   6.130%,  07/10/01                281           282
Vanderbilt Mortgage Finance,
   Series 1997-B, Class 1A2
   6.775%,  01/07/03                430           435
                                            ---------
TOTAL MORTGAGE RELATED
(Cost $7,735)                                   7,762
                                            ---------
TOTAL INVESTMENTS -- 95.9%
(Cost $36,152)                                 36,233
                                            ---------
OTHER ASSETS AND LIABILITIES -- 4.1%
Receivable - Investment Securities Sold         1,010
Other Assets and Liabilities                      532
                                            ---------
TOTAL OTHER ASSETS AND LIABILITIES, NET         1,542
                                            ---------

NET ASSETS:
Portfolio Shares -- Class Y ($0.001 par
   value -- 1 billion authorized) based
   on 3,725,166 outstanding shares             37,207
Portfolio Shares -- Class A ($0.001 par
   value -- 1 billion authorized) based
   on 57,118 outstanding shares                   568
Accumulated Net Realized Loss
   on Investments                                 (81)
Net Unrealized Appreciation
   on Investments                                  81
                                            ---------
TOTAL NET ASSETS-- 100.0%                     $37,775
                                            =========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS Y                   $9.99
                                            =========
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE-- CLASS A                    $9.98
                                            =========
(A) VARIABLE RATE SECURITY -- THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON DECEMBER 31, 1997.
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                     [SQUARE BULLET] COREFUND FIXED INCOME FUNDS
--------------------------------------------------------------------------------

SHORT-INTERMEDIATE BOND FUND

[PIE CHART OMITTED]
U.S. TREASURY OBLIGATIONS          48%
U.S. GOVERNMENT BACKED OBLIGATIONS  2%
U.S. AGENCY BACKED OBLIGATIONS      1%
CASH EQUIVALENTS                    3%
CORPORATE OBLIGATIONS              46%

% OF TOTAL PORTFOLIO INVESTMENTS
--------------------------------------------------------
DESCRIPTION                  PAR (000)      VALUE (000)
--------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 47.6%
U.S. Treasury Notes
   5.125%,  03/02/98            $ 1,500    $    1,499
   6.000%,  05/31/98             12,145        12,169
   7.125%,  10/15/98             17,290        17,490
   8.875%,  02/15/99              1,755         1,816
   6.500%,  04/30/99             15,035        15,198
   5.875%,  07/31/99              1,993         1,999
   6.000%,  10/15/99              2,200         2,213
   5.625%,  10/31/99              4,750         4,745
   7.750%,  12/31/99              2,450         2,545
   7.750%,  01/31/00                  8             8
   7.125%,  02/29/00              5,715         5,880
   6.750%,  04/30/00              1,630         1,667
   8.000%,  05/15/01              5,280         5,639
   6.625%,  07/31/01              5,310         5,458
   6.125%,  08/15/07              3,852         3,958
                                            ---------
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $81,925)                                 82,284
                                            ---------

U.S. AGENCY MORTGAGE-BACKED BONDS -- 3.5%
FHLMC
   6.500%,  07/01/04              1,711         1,717
   6.750%,  03/15/07              1,755         1,786
FNMA
   6.500%,  08/01/10              1,379         1,380
   6.500%,  10/01/10              1,096         1,098
                                            ---------
TOTAL U.S. AGENCY MORTGAGE-BACKED BONDS
(Cost $5,918)                                   5,981
                                            ---------

CORPORATE OBLIGATIONS -- 22.4%
BANKING -- 2.7%
Bank One
   7.600%,  05/01/07                 85            91
Banca Commerciale Italiana
   8.250%,  07/15/07                819           905

---------------------------------------------------------
DESCRIPTION                  PAR (000)      VALUE (000)
---------------------------------------------------------
Bank of Oklahoma
   7.125%,  08/15/07             $1,815    $    1,872
Bch Cayman Islands Limited
   7.700%,  07/15/06              1,630         1,728
                                            ---------
                                                4,596
                                            ---------
FINANCIAL SERVICES -- 11.0%
Associates Corporation
   of North America
   6.375%,  08/15/98              1,500         1,504
   6.750%,  07/15/01              1,990         2,025
Bear Stearns
   6.650%,  12/01/04              1,805         1,825
Dean Witter Discover
   6.300%,  01/15/06              1,610         1,596
Lehman Brothers
   6.710%,  10/12/99                 75            76
   7.250%,  04/15/03              2,720         2,812
Macsaver Financial
   7.600%,  08/01/07              1,289         1,308
Paine Webber Group
   6.500%,  11/01/05              1,745         1,719
Salomon
   7.200%,  02/01/04              2,810         2,919
 Security Pacific
  11.500%,  11/15/00              2,050         2,329
Societe Generale
   7.400%,  06/01/06                942           991
                                            ---------
                                               19,104
                                            ---------
INDUSTRIALS -- 6.8%
Barrick Gold
   7.500%,  05/01/07              1,780         1,880
CSR America
   6.875%,  07/21/05              1,670         1,716
Loews
   6.750%,  12/15/06              1,775         1,806
RJR Nabisco
   8.750%,  04/15/04              1,710         1,832
Tele-Communications
   7.250%,  08/01/05                985         1,012
Time Warner
   7.750%,  06/15/05              1,770         1,876
USX
   9.625%,  08/15/03              1,490         1,708
                                            ---------
                                               11,830
                                            ---------
UTILITIES -- 1.9%
Penn Power and Light
   7.750%,  05/01/02              1,280         1,347
Tosco
   7.625%,  05/15/06              1,790         1,913
                                            ---------
                                                3,260
                                            ---------
TOTAL CORPORATE OBLIGATIONS
(Cost $37,592)                                 38,790
                                            ---------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT
OF
NET ASSETS
--------------------------------------------------------------------------------
AS OF
DECEMBER 31, 1997
(UNAUDITED)

SHORT-INTERMEDIATE BOND FUND (CONCLUDED)

--------------------------------------------------------
DESCRIPTION                  PAR (000)      VALUE (000)
--------------------------------------------------------
ASSET-BACKED SECURITIES -- 23.0%
Banc One Auto Grantor Trust,
   Series 1997-B, Class A
   6.290%,  07/20/04             $1,952    $    1,964
Case Equipment Loan Trust,
   Series 1997-5, Class A4
   6.410%,  09/15/04              1,857         1,864
Citicorp Mortgage Securities,
   Series 1997-1, Class A2
   7.250%,  02/25/27              1,775         1,784
Contimortgage Home Equity
   Loan Trust, Series 1997-2,
   Class A9
   7.090%,  04/15/28              3,185         3,254
Contimortgage Home Equity
   Loan Trust, Series 1997-4,
   Class A3
   6.260%,  07/15/12              1,720         1,720
Countrywide Mortgage Broker
   Services, Series 1997, Class A1
   7.000%,  03/25/27              1,661         1,670
EQCC, Series 1996-4, Class A5
   6.710%,  07/15/11              1,945         1,977
Firstplus Home Loan Trust,
   Series 1997-3, Class A5
   6.860%,  10/10/13              2,535         2,573
General Electric Capital
   Mortgage Services,
   Series 1997-3, Class A4
   7.500%,  04/25/27              1,800         1,820
Heller Equipment Asset
   Receivables Trust,
   Series 1997-1, Class A2
   6.390%,  05/25/05              1,780         1,790
IMC Home Equity Loan Trust,
   Series 1997-2, Class A3
   6.940%,  11/20/11              1,391         1,408
Metlife Captial Equipment Loan
   Trust, Series 1997-A, Class A
   6.850%,  05/20/08              1,675         1,712
Money Store Home Equity Loan
   Trust, Series 1996-D, Class A9
   7.000%,  04/15/28              2,447         2,515
Money Store Home Equity Loan
   Trust, Series 1997-D, Class A7
   6.485%,  12/15/28              1,500         1,500
Premier Auto Trust,
   Series 1997-3, Class A5
   6.340%,  01/06/02              2,265         2,271
Residential Asset Securization
   Trust, Series 1997, Class A10
   7.250%,  05/25/27              1,770         1,787
Sears Credit Account Master
   Trust, Series 1995-3, Class A
   7.000%,  10/15/04              3,000         3,062

--------------------------------------------------------
DESCRIPTION                  PAR (000)      VALUE (000)
--------------------------------------------------------
Standard Credit Card Master
   Trust, Series 1995-6, Class A
   6.750%,  06/07/00             $2,000    $    2,007
Union Acceptance,
   Series 1996-A, Class A
   5.400%,  04/07/03              1,275         1,264
Vanderbilt Mortgage Finance,
   Series 1997-C, Class 1A2
   6.480%,  09/07/07              1,790         1,796
                                            ---------
TOTAL ASSET-BACKED SECURITIES
(Cost $39,391)                                 39,738
                                            ---------

REPURCHASE AGREEMENT -- 2.5%
Morgan Stanley
   6.20%, dated 12/31/97,
   matures 01/02/98,
   repurchase price $4,349,498
   (collateralized by U.S. Treasury
   Note, par value $4,465,000,
   5.50%, 12/31/00; market
   value $4,448,480)              4,348         4,348
                                            ---------
TOTAL REPURCHASE AGREEMENT
(Cost $4,348)                                   4,348
                                            ---------
TOTAL INVESTMENTS -- 99.0%
(Cost $169,174)                               171,141
                                            ---------
OTHER ASSETS AND LIABILITIES,
   NET-- 1.0%                                   1,680
                                            ---------

NET ASSETS:
Portfolio Shares -- Class Y ($0.001 par
   value -- 100 million authorized) based
   on 17,076,303 outstanding shares           169,915
Portfolio Shares -- Class A ($0.001 par
   value -- 100 million authorized) based
   on 284,400 outstanding shares                3,423
Accumulated Net Realized Loss
   on Investments                              (2,490)
Net Unrealized Appreciation
   on Investments                               1,967
Undistributed Net Investment Income                 6
                                            ---------
TOTAL NET ASSETS-- 100.0%                    $172,821
                                            =========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS Y                   $9.95
                                            =========
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE-- CLASS A                    $9.95
                                            =========
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                     [SQUARE BULLET] COREFUND FIXED INCOME FUNDS
--------------------------------------------------------------------------------

GOVERNMENT INCOME FUND

[PIE CHART OMITTED]
U.S. TREASURY OBLIGATIONS          32%
U.S. GOVERNMENT BACKED OBLIGATIONS 66%
CASH EQUIVALENTS                    2%

% OF TOTAL PORTFOLIO INVESTMENTS
--------------------------------------------------------
DESCRIPTION                  PAR (000)      VALUE (000)
--------------------------------------------------------
U.S. GOVERNMENT MORTGAGE-BACKED BONDS -- 55.8%
GNMA
   8.000%,  09/15/09            $   552    $      574
   8.000%,  02/15/22                298           309
   8.000%,  09/15/22                 50            52
   8.000%,  10/15/22                226           235
   8.000%,  11/15/22                418           434
   7.000%,  04/15/23                334           337
   7.500%,  08/15/23              1,019         1,045
   6.500%,  11/15/23                423           419
   7.000%,  01/15/24                799           806
   8.000%,  05/15/25                834           866
   6.500%,  12/15/25                985           975
   7.500%,  02/15/26                433           444
   6.500%,  04/15/26                469           464
   8.000%,  05/15/26                955           991
   8.000%,  06/15/26                669           694
   8.000%,  08/15/26              1,978         2,051
   8.000%,  09/15/26              1,982         2,056
                                            ---------
TOTAL U.S. GOVERNMENT MORTGAGE-BACKED BONDS
(Cost $12,461)                                 12,752
                                            ---------

U.S. AGENCY MORTGAGE-BACKED BONDS -- 10.2%
FHLMC
   6.000%,  05/01/08                304           300
FNMA
   7.000%,  10/01/22                644           649
   7.000%,  11/01/26                386           389
   7.500%,  05/01/27                965           988
                                            ---------
TOTAL U.S. AGENCY MORTGAGE-BACKED BONDS
(Cost $2,293)                                   2,326
                                            ---------

--------------------------------------------------------
DESCRIPTION                  PAR (000)      VALUE (000)
--------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 32.0%
U.S. Treasury Bonds
   6.375%,  08/15/27             $2,300     $   2,427
   6.125%,  11/15/27                600           617
U.S. Treasury Notes
   6.375%,  05/15/99                970           979
   8.000%,  05/15/01              1,200         1,281
   6.625%,  07/31/01                600           617
   6.250%,  01/31/02                300           305
   6.625%,  04/30/02                300           310
   6.125%,  08/15/07                750           771
                                            ---------
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $7,076)                                   7,307
                                            ---------

REPURCHASE AGREEMENT -- 1.4%
Morgan Stanley
   6.20%, dated 12/31/97,
   matures 01/02/98,
   repurchase price $332,114
   (collateralized by U.S. Treasury
   Note, par value $340,000,
   5.50%, 12/31/00; market
   value $338,742)                  332           332
                                            ---------
TOTAL REPURCHASE AGREEMENT
(Cost $332)                                       332
                                            ---------
TOTAL INVESTMENTS -- 99.4%
(Cost $22,162)                                 22,717
                                            ---------
OTHER ASSETS AND LIABILITIES,
   NET-- 0.6%                                     142
                                            ---------

NET ASSETS:
Portfolio Shares -- Class Y ($0.001 par
   value -- 100 million authorized) based
   on 2,097,233 outstanding shares             20,757
Portfolio Shares -- Class A ($0.001 par
   value -- 100 million authorized) based
   on 182,133 outstanding shares                1,844
Accumulated Net Realized Loss
   on Investments                                (297)
Net Unrealized Appreciation
   on Investments                                 555
                                            ---------
TOTAL NET ASSETS-- 100.0%                     $22,859
                                            =========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS Y                  $10.03
                                            =========
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE-- CLASS A                   $10.03
                                            =========
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE CORPORATION
GNMA -- GOVERNMENT NATIONAL MORTGAGE CORPORATION
SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT
OF
NET ASSETS
--------------------------------------------------------------------------------
AS OF
DECEMBER 31, 1997
(UNAUDITED)

BOND FUND

[PIE CHART OMITTED]
U.S. TREASURY OBLIGATIONS          27%
U.S. GOVERNMENT BACKED OBLIGATIONS 29%
CASH EQUIVALENTS                    3%
CORPORATE OBLIGATIONS              40%
U.S. AGENCY BACKED OBLIGATIONS      1%

% OF TOTAL PORTFOLIO INVESTMENTS
--------------------------------------------------------
DESCRIPTION                  PAR (000)      VALUE (000)
--------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 26.4%
U.S. Treasury Bonds
   6.500%,  11/15/26             $2,895    $    3,090
   6.375%,  08/15/27              5,511         5,815
   6.125%,  11/15/27              3,193         3,282
U.S. Treasury Notes
   8.875%,  02/15/99              6,470         6,694
   6.500%,  04/30/99              3,305         3,341
   5.875%,  07/31/99              1,950         1,956
   5.625%,  10/31/99              2,135         2,133
   7.750%,  01/31/00                503           523
   6.750%,  04/30/00              5,525         5,649
   8.000%,  05/15/01              3,795         4,053
   6.625%,  07/31/01              2,548         2,619
   7.500%,  11/15/01              3,835         4,064
   6.250%,  02/28/02                442           450
   6.125%,  08/15/07              2,515         2,584
                                            ---------
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $45,367)                                 46,253
                                            ---------

U.S. GOVERNMENT MORTGAGE-BACKED BONDS -- 29.2%
FHLMC
   6.750%,  03/15/07              2,355         2,396
   7.500%,  10/01/10              2,363         2,425
   8.000%,  07/01/25              3,145         3,255
FNMA
   6.500%,  08/01/10              2,880         2,884
   6.500%,  09/01/10              3,225         3,229
   7.500%,  06/01/11              2,273         2,333
   6.500%,  03/25/19              1,690         1,681
   8.500%,  02/01/25              1,271         1,328
   7.500%,  08/01/25              2,813         2,879
   8.500%,  08/01/26              3,030         3,164
   7.000%,  11/01/26              3,862         3,890
   7.500%,  05/01/27              4,374         4,476

--------------------------------------------------------
DESCRIPTION                  PAR (000)      VALUE (000)
--------------------------------------------------------
GNMA
   7.500%,  12/15/25             $5,170    $    5,298
   6.500%,  04/15/26              5,719         5,661
   7.000%,  06/15/26              1,826         1,848
   8.000%,  12/15/26              1,881         1,951
   7.500%,  06/15/27              2,455         2,516
                                            ---------
TOTAL U.S. GOVERNMENT MORTGAGE-BACKED BONDS
(Cost $50,030)                                 51,214
                                            ---------

ASSET-BACKED SECURITIES -- 13.5%
BankBoston RV Trust,
   Series 1997-1, Class A8
   6.540%,  02/15/09              1,855         1,877
Carco Auto Loan,
   Series 1997-1, Class A
   6.689%,  08/15/04              1,510         1,519
Case Equipment Loan Trust,
   Series 1997-5, Class A4
   6.410%,  09/15/04              1,955         1,962
EQCC, Series 1996-4, Class A5
   6.710%,  07/15/11              2,000         2,033
First Plus Home Loan Trust,
   Series 1997-2, Class A5
   6.820%,  04/10/23              2,200         2,245
First Plus Home Loan Trust,
   Series 1997-3, Class A5
   6.860%,  10/10/13              2,755         2,796
Green Tree Financial,
   Series 1993-3, Class A7
   6.400%,  10/15/18              1,785         1,760
Heller Equipment Asset
   Receivables Trust,
   Series 1997-1, Class A2
   6.390%,  05/25/05              1,855         1,865
Metlife Captial Equipment Loan
   Trust, Series 1997-A, Class A
   6.850%,  05/20/08              1,800         1,840
Money Store Home Equity Loan
   Trust, Series 1997-1, Class A3
   6.680%,  08/15/12              2,275         2,272
Money Store Home Equity Loan
   Trust, Series 1997-D, Class A7
   6.485%,  12/15/28              1,735         1,735
Vanderbilt Mortgage Finance,
   Series 1997-B, Class 1A4
   7.190%,  02/07/14              1,404         1,454
Vanderbilt Mortgage Finance,
   Series 1997-C, Class 1A2
   6.480%,  09/07/07                400           401
                                            ---------
TOTAL ASSET-BACKED SECURITIES
(Cost $23,519)                                 23,759
                                            ---------

NON-AGENCY MORTGAGE-BACKED BONDS -- 4.6%
Citicorp Mortgage Securities,
   Series 1997-1, Class A2 CMO
   7.250%,  02/25/27              2,060         2,071

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                     [SQUARE BULLET] COREFUND FIXED INCOME FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------
DESCRIPTION                  PAR (000)      VALUE (000)
--------------------------------------------------------
Countrywide Mortgage Broker
   Services, Series 1997-A1,
   Class A1 CMO
   7.000%,  03/25/27             $1,844   $     1,854
General Electric Capital
   Mortgage Services,
   Series 1997-3, Class A4 CMO
   7.500%,  04/25/27              2,300         2,326
Residential Asset Securization
   Trust, Series 1997-A3,
   Class A10 CMO
   7.250%,  05/25/27              1,835         1,852
                                            ---------
TOTAL NON-AGENCY MORTGAGE-BACKED BONDS
(Cost $7,977)                                   8,103
                                            ---------

CORPORATE BONDS -- 22.0%
BANKING -- 4.9%
Banca Commerciale Italiana
   8.250%,  07/15/07                973         1,075
Banco Santiago
   7.000%,  07/18/07              2,000         1,970
BankBoston
   7.000%,  09/15/07              1,740         1,788
First Union Capital I
   7.935%,  01/15/27              1,820         1,943
Keycorp
   7.500%,  06/15/06              1,805         1,918
                                            ---------
                                                8,694
                                            ---------
FINANCIAL SERVICES -- 5.8%
Associates Corporation
   of North America
   6.750%,  07/15/01                700           712
   6.500%,  10/15/02              1,810         1,826
CNA Financial
   7.250%,  11/15/23                725           742
Fairfax Financial Holdings
   8.300%,  04/15/26              1,515         1,693
Lehman Brothers Holdings
   7.375%,  05/15/04              1,320         1,371
Loews
   6.750%,  12/15/06              1,880         1,913
Santander Finance
   6.375%,  02/15/11              1,955         1,906
                                            ---------
                                               10,163
                                            ---------
INDUSTRIAL -- 11.3%
American Stores
   8.000%,  06/01/26              2,110         2,329
Barrick Gold
   7.500%,  05/01/07              1,855         1,959
Belo A H
   6.875%,  06/01/02              1,202         1,226

--------------------------------------------------------
DESCRIPTION                  PAR (000)      VALUE (000)
--------------------------------------------------------
Lasmo USA
   6.750%,  12/15/07             $1,200   $     1,209
Legrand S.A.
   8.500%,  02/15/25              2,590         3,121
RJR Nabisco
   8.750%,  04/15/04              1,935         2,073
Skandinaviska Enskilda
   6.875%,  02/15/09              1,145         1,176
Tele-Communications
   7.250%,  08/01/05              1,000         1,028
Time Warner
   7.750%,  06/15/05              1,985         2,104
Tosco
   7.625%,  05/15/06              2,185         2,335
Weyerhauser
   6.950%,  08/01/17              1,244         1,267
                                            ---------
                                               19,827
                                            ---------
TOTAL CORPORATE BONDS
(Cost $36,955)                                 38,684
                                            ---------

REPURCHASE AGREEMENT -- 3.1%
Morgan Stanley
   6.20%, dated 12/31/97,
   matures 01/02/98,
   repurchase price $5,476,886
   (collateralized by U.S. Treasury
   Note, par value $5,625,000,
   5.50%, 12/31/00; market
   value $5,604,188)              5,475         5,475
                                            ---------
TOTAL REPURCHASE AGREEMENT
(Cost $5,475)                                   5,475
                                            ---------
TOTAL INVESTMENTS -- 98.8%
(Cost $169,323)                               173,488
                                            ---------
OTHER ASSETS AND LIABILITIES,
   NET-- 1.2%                                   2,104
                                            ---------

NET ASSETS:
Portfolio Shares -- Class Y ($0.001 par
   value -- 1 billion authorized) based
   on 16,477,588 outstanding shares           169,665
Portfolio Shares -- Class A ($0.001 par
   value -- 1 billion authorized) based
   on 192,419 outstanding shares                2,020
Accumulated Net Realized Loss
   on Investments                                (258)
Net Unrealized Appreciation
   on Investments                               4,165
                                            ---------
TOTAL NET ASSETS-- 100.0%                    $175,592
                                            =========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS Y                  $10.53
                                            =========
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE-- CLASS A                   $10.53
                                            =========
CMO -- COLLATERALIZED MORTGAGE OBLIGATION
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT
OF
NET ASSETS
--------------------------------------------------------------------------------
AS OF
DECEMBER 31, 1997
(UNAUDITED)

GLOBAL BOND FUND

[PIE CHART OMITTED]
UNITED STATES  20%
UNITED KINGDOM  9%
SWEDEN          5%
NEW ZEALAND    10%
LUXEMBURG       6%
AUSTRALIA       4%
AUSTRIA         3%
CYPRUS          3%
DENMARK         8%
FRANCE          8%
GERMANY        17%
IRELAND         7%

% OF TOTAL PORTFOLIO INVESTMENTS
--------------------------------------------------------
DESCRIPTION                  PAR (000)      VALUE (000)
--------------------------------------------------------
FOREIGN BONDS -- 48.8%
AUSTRALIA -- 3.5%
New South Wales Treasury
   12.000%,  12/01/01          $  1,600      $  1,264
                                            ---------
DENMARK -- 7.7%
Kingdom of Denmark
   7.000%,  11/10/24             16,850         2,737
                                            ---------
FRANCE -- 4.8%
Government of France OAT
   6.000%,  10/25/25             10,250         1,726
                                            ---------
GERMANY -- 15.5%
Bundesrepublic
   6.250%,  01/04/24              9,590         5,553
                                            ---------
NEW ZEALAND -- 4.0%
Government of New Zealand
   8.000%,  11/15/06              2,320         1,430
                                            ---------
SWEDEN -- 4.6%
Government of Sweden
   8.000%,  08/15/07             11,500         1,657
                                            ---------
UNITED KINGDOM -- 8.7%
Chubu Elecectric Power
   6.750%,  08/10/99                950         1,543
Halifax Building
   8.375%,  12/15/99                950         1,590
                                            ---------
                                                3,133
                                            ---------
TOTAL FOREIGN BONDS
(Cost $17,415)                                 17,500
                                            ---------

--------------------------------------------------------
DESCRIPTION                  PAR (000)      VALUE (000)
--------------------------------------------------------
COMMERCIAL PAPER -- 26.3%
Bank of Austria
   5.340%,  01/12/98      $       1,000     $     998
CEDEL Bank
   5.720%,  01/16/98              1,000           987
CREGEM North America
   5.310%,  01/20/98              1,000           997
DEPFA Bank of Europe
   5.740%,  03/05/98              1,500         1,485
EFIC
   5.490%,  02/02/98              1,000           995
Helaba Dublin
   5.610%,  01/26/98              1,000           996
MTF Securities
   5.130%,  01/07/98              1,000           999
New Zealand Dairy
   Board Financial
   5.700%,  02/26/98              1,000           991
Republic of Cyprus
   5.700%,  02/17/98              1,000           993
                                            ---------
TOTAL COMMERCIAL PAPER
(Cost $9,441)                                   9,441
                                            ---------

U.S. TREASURY OBLIGATION -- 18.9%
U.S. Treasury Note
   4.750%,  09/30/98              6,800         6,758
                                            ---------
TOTAL U.S. TREASURY OBLIGATION
(Cost $6,786)                                   6,758
                                            ---------

DEBT OPTIONS -- 0.9%
FRANCE -- 0.1%
Government of France
   OAT 6.00% Put,
   strike @ 96.93*           10,250,000             3
Government of France
   OAT 7.50% Put,
   strike @ 113.61*          23,000,000            19
                                            ---------
                                                   22
                                            ---------
GERMANY -- 0.2%
Bundesrepublic 7.375% Put,
   strike @ 111.68*           7,300,000            14
Bundesrepublic 6.25% Put,
   strike @ 105.00*           6,000,000            71
                                            ---------
                                                   85
                                            ---------
SWEDEN -- 0.1%
Government of Sweden
   8.00% Put, strike
   @ 113.75*                 11,500,000            19
                                            ---------
UNITED STATES -- 0.5%
U.S. Treasury Note 6.375%
   Call, strike @
   101.734375*                5,000,000           192
                                            ---------
TOTAL DEBT OPTIONS
(Cost $423)                                       318
                                            ---------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                     [SQUARE BULLET] COREFUND FIXED INCOME FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------
DESCRIPTION                  PAR (000)      VALUE (000)
--------------------------------------------------------
CURRENCY OPTIONS -- 0.0%
GERMANY -- 0.0%
Deutsche Mark Call,
   strike @ 1.7037*          $7,000,000     $      12
                                            ---------
JAPAN -- 0.0%
Yen Call, strike @ 122.00*    7,000,000             3
                                            ---------
TOTAL CURRENCY OPTIONS
(Cost $294)                                        15
                                            ---------

DEMAND DEPOSIT -- 3.1%
Morgan Stanley
   4.750%,  01/01/98              1,119         1,119
                                            ---------
TOTAL DEMAND DEPOSIT
(Cost $1,119)                                   1,119
                                            ---------
TOTAL INVESTMENTS -- 98.0%
(Cost $35,478)                                 35,151
                                            ---------
OTHER ASSETS AND LIABILITIES,
   NET-- 2.0%                                     720
                                            ---------

NET ASSETS:
Portfolio Shares -- Class Y ($0.001 par
   value -- 25 million authorized) based
   on 3,817,509 outstanding shares             37,800
Portfolio Shares -- Class A ($0.001 par
   value -- 25 million authorized) based
   on 26,337 outstanding shares                   258
Accumulated net realized loss
   on investments                              (2,014)
Net unrealized appreciation on
   forward foreign currency contracts,
   foreign currency and translation of
   other assets and liabilities in
   foreign currency                               113
Net unrealized depreciation
   on investments                                (327)
Accumulated net investment income                  41
                                            ---------
TOTAL NET ASSETS-- 100.0%                     $35,871
                                            =========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS Y                   $9.33
                                            =========
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE-- CLASS A                    $9.32
                                            =========
* NON-INCOME PRODUCING SECURITY
SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

INTERMEDIATE MUNICIPAL BOND FUND

[PIE CHART OMITTED]
REVENUE BONDS           48%
CASH EQUIVALENT          3%
GENERAL OBLIGATIONS     38%
PRE-REFUNDED SECURITIES 11%

% OF TOTAL PORTFOLIO INVESTMENTS

--------------------------------------------------------
DESCRIPTION                  PAR (000)      VALUE (000)
--------------------------------------------------------
MUNICIPAL BONDS -- 95.5%
COLORADO -- 1.1%
El Paso County, Colorado GO
   5.200%,  12/01/02                $20      $     21
                                            ---------
FLORIDA -- 2.8%
Jacksonville, Florida Electric
   Authority Revenue Bond,
   Series 3-A
   5.200%,  10/01/02                 50            52
                                            ---------
GEORGIA -- 3.9%
Atlanta, Georgia Water & Sewer
   Revenue Bond FGIC
   4.500%,  01/01/04                 20            20
De Kalb County, Georgia Health
   Facilities GO
   5.300%,  01/01/03                 50            53
                                            ---------
                                                   73
                                            ---------
HAWAII -- 2.8%
Hawaii State GO
   5.200%,  06/01/04                 50            52
                                            ---------
ILLINOIS -- 8.0%
Bloomingdale, Illinois GO
   5.450%,  01/01/09                 85            89
Illinois State Sales Tax Revenue
   Bond, Series S
   4.900%,  06/15/07                 60            61
                                            ---------
                                                  150
                                            ---------
MARYLAND -- 2.8%
Maryland State Health &
   Higher Education Facilities
   Authority Revenue Bond,
   Johns Hopkins Project
   5.125%,  07/01/03                 50            52
                                            ---------
MASSACHUSETTS -- 2.8%
Massachusetts Bay Transportation
   Authority Revenue Bond, Series A
   5.300%,  03/01/05                 50            53
                                            ---------

STATEMENT
OF
NET ASSETS
--------------------------------------------------------------------------------
AS OF
DECEMBER 31, 1997
(UNAUDITED)

INTERMEDIATE MUNICIPAL BOND FUND (CONCLUDED)

--------------------------------------------------------
DESCRIPTION                  PAR (000)      VALUE (000)
--------------------------------------------------------
NEW JERSEY -- 6.5%
Burlington County, New Jersey
   Community Bridge Systems
   Revenue Bond, Callable
   10/01/03 at 101 CG
   5.050%,  10/01/04              $  50      $     52
Medford Township, New Jersey
   Board of Education GO FGIC
   5.950%,  02/01/03                 65            70
                                            ---------
                                                  122
                                            ---------
PENNSYLVANIA -- 64.8%
Allegheny County, Pennsylvania,
   Series C-33, GO
   7.450%,  02/15/98                 50            50
Governor Mifflin, Pennsylvania
   School District GO AMBAC
   4.850%,  11/15/01                 50            52
Lehigh County, Pennsylvania
   GO FGIC
   5.125%,  11/15/08                110           114
Luzerne County, Pennsylvania,
   Series A, GO, Pre-Refunded
   09/15/00 at 100 FGIC
   5.850%,  09/15/02                 50            52
Pennsylvania State Higher
   Education Facilities Authority
   Hospital Revenue Bond,
   Thomas Jefferson University
   Project, Pre-Refunded
   01/01/98 at 102
   8.000%,  01/01/18                 85            87
Pennsylvania State Industrial
   Development Authority
   Revenue Bond AMBAC
   5.000%,  07/01/04                100           104
Pennsylvania State Infrastructure
   Authority Revenue Bond for
   Pennvest Loan Pool Project MBIA
   6.000%,  09/01/03                 65            71
Pennsylvania State Turnpike
   Commission Revenue Bond,
   Series 1, Pre-Refunded
   12/01/01 at 102 FGIC
   7.150%,  12/01/11                 50            56
Pennsylvania State Turnpike
   Commission Revenue Bond,
   Series F, Pre-Refunded 12/01/99
   at 102 AMBAC
   7.250%,  12/01/17                 50            54
Philadelphia, Pennsylvania Airport
   Parking Authority Revenue
   Bond AMBAC
   5.500%,  09/01/05                 80            86

--------------------------------------------------------
DESCRIPTION                  PAR (000)      VALUE (000)
--------------------------------------------------------
Pittsburgh, Pennsylvania School
   District, Series A, GO FGIC
   4.850%,  09/01/03               $100       $   103
Pittsburgh, Pennsylvania Water
   and Sewer Authority Revenue
   Bond, Series A FGIC
   4.800%,  09/01/06                 70            72
Reading, Pennsylvania Parking
   Authority Revenue Bond MBIA
   4.950%,  11/15/02                 50            52
Scranton-Lackawana, Pennsylvania
   Health and Welfare Authority
   Revenue Bond for Mercy Health
   Project, Series B MBIA
   5.000%,  01/01/06                 50            52
University of Pittsburgh,
   Pennsylvania Revenue Bond for
   University Capital Projects FGIC
   5.050%,  06/01/10                 90            93
Wallenpaupack, Pennsylvania Area
   School District, Series C, GO,
   Callable 09/01/00 at 100 FGIC
   6.000%,  09/01/03                 50            52
West View, Pennsylvania Municipal
   Water Authority Revenue
   Bond FGIC
   4.800%,  11/15/06                 60            62
                                            ---------
                                                1,212
                                            ---------
TOTAL MUNICIPAL BONDS
(Cost $1,731)                                   1,787
                                            ---------

CASH EQUIVALENT -- 2.8%
SEI Tax Exempt Trust Institutional
   Tax Free Portfolio                52            52
                                            ---------
TOTAL CASH EQUIVALENT
(Cost $52)                                         52
                                            ---------
TOTAL INVESTMENTS -- 98.3%
(Cost $1,783)                                   1,839
                                            ---------
OTHER ASSETS AND LIABILITIES,
   NET-- 1.7%                                      33
                                            ---------

NET ASSETS:
Portfolio Shares -- Class Y ($0.001 par
   value -- 100 million authorized) based
   on 88,385 outstanding shares                   919
Portfolio Shares -- Class A (unlimited
   authorization -- no par value) based
   on 94,207 outstanding shares                   977
Accumulated Net Realized Loss
   on Investments                                 (80)
Net Unrealized Appreciation
   on Investments                                  56
                                            ---------
TOTAL NET ASSETS-- 100.0%                      $1,872
                                            =========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS Y                  $10.25
                                            =========
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE-- CLASS A                   $10.25
                                            =========
(A) VARIABLE RATE SECURITY -- THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON DECEMBER 31, 1997.
AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE COMPANY
CG -- COUNTY GUARANTY
FGIC -- FINANCIAL GUARANTY INSURANCE COMPANY
GO -- GENERAL OBLIGATION
MBIA -- MUNICIPAL BOND INVESTORS ASSURANCE
SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                     [SQUARE BULLET] COREFUND FIXED INCOME FUNDS
--------------------------------------------------------------------------------

PENNSYLVANIA MUNICIPAL BOND FUND

[PIE CHART OMITTED]
TAX ANTICIPATION NOTES   3%
REVENUE BONDS           70%
CASH EQUIVALENT          1%
GENERAL OBLIGATIONS     25%
PRE-REFUNDED SECURITIES  1%

% OF TOTAL PORTFOLIO INVESTMENTS
--------------------------------------------------------
DESCRIPTION                  PAR (000)      VALUE (000)
--------------------------------------------------------
MUNICIPAL BONDS -- 102.2%
OHIO -- 2.9%
Cleveland, Ohio Bond Anticipation
   Notes, Series B
   4.500%,  10/01/99               $500     $     503
                                            ---------
PENNSYLVANIA -- 99.3%
Allegheny County, Pennsylvania
   GO, Series C-43, Callable
   09/15/04 at 100 MBIA
   5.875%,  09/15/10                 60            64
Allegheny County, Pennsylvania
   Hospital Development Authority
   Revenue Bond for Mercy
   Hospital of Pittsburgh AMBAC
   6.450%,  04/01/01                200           214
Allegheny County, Pennsylvania
   Hospital Development Authority
   Revenue Bond for Montefiore
   Hospital Association
   5.800%,  10/01/03                110           116
Allegheny County, Pennsylvania
   Hospital Development Authority
   Revenue Bond for Presbyterian
   Health Center, Series B, Callable
   11/01/02 at 102 MBIA
   6.000%,  11/01/12                 25            27
Allegheny County, Pennsylvania
   Hospital Development Authority
   Revenue Bonds for Allegheny
   Health Center - UPMC
   Health, Series B
   5.000%,  07/01/16                500           489
Allegheny County, Pennsylvania
   Redevelopment Authority
   Revenue Bond for Home
   Improvement Loan Project,
   Series A, Callable 02/01/04
   at 102 FHA
   5.700%,  02/01/07                 10            10

--------------------------------------------------------
DESCRIPTION                  PAR (000)      VALUE (000)
--------------------------------------------------------
Allegheny County, Pennsylvania
   Sanitation Authority Sewer
   Revenue Bond, Series B,
   Pre-Refunded 06/01/99
   at 100 FGIC
   7.450%,  12/01/09               $130     $     136
Berks County, Pennsylvania
   Revenue Bond for Reading
   Hospital & Medical Center,
   Series B, Callable 10/01/04
   at 102 MBIA
   5.600%,  10/01/06                 65            70
Bucks County, Pennsylvania
   Community College Authority
   Revenue Bond
   5.500%,  06/15/14                300           314
Center City District, Pennsylvania
   Business Improvement
   Assessment Bond, Callable
   12/01/07 at 100 AMBAC
   5.600%,  12/01/08                 60            65
Central Bucks, Pennsylvania
   School District GO,
   Callable 02/01/01 at 100
   6.600%,  02/01/03                175           187
Crawford, Pennsylvania Central
   School District GO FGIC
   7.000%,  02/15/05                100           116
Dauphin County, Pennsylvania
   Dauphin County General
   Authority School District
   Pooled Financing
   Program II AMBAC
   4.450%,  09/01/32                500           500
Delaware County, Pennsylvania GO
   7.100%,  12/01/98                170           170
   5.500%,  10/01/15                 75            78
Delaware County, Pennsylvania
   Revenue Bond for Villanova
   University AMBAC
   5.400%,  08/01/08                200           213
Dover Township, Pennsylvania
   Sewer Authority Revenue Bond
   6.250%,  05/01/12                 20            22
Easton, Pennsylvania Area
   Sewer Authority Revenue
   Bonds, Series A FSA
   4.200%,  12/01/01                575           574
   5.000%,  12/01/14                500           496
Exeter Township, Pennsylvania
   General Obligation Bonds,
   Series B FGIC
   4.800%,  07/15/09                500           509
Hampden Township, Pennsylvania
   Sewer Authority Special
   Obligation Bond, Callable
   10/01/96 at 100
   5.350%,  04/01/03                 95            98
Hollidaysburg, Pennsylvania Sewer
   Authority Revenue Bonds
   5.000%,  12/01/18              1,000           979

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT
OF
NET ASSETS
--------------------------------------------------------------------------------
AS OF
DECEMBER 31, 1997
(UNAUDITED)

PENNSYLVANIA MUNICIPAL BOND FUND (CONCLUDED)

--------------------------------------------------------
DESCRIPTION                     PAR (000)   VALUE (000)
--------------------------------------------------------
Keystone Oaks, Pennsylvania
   School District GO FGIC
   5.000%,  09/01/11               $500     $     506
Lehigh County, Pennsylvania
   General Purpose Authority
   Revenue Bonds for Muhlenberg
   College Project AMBAC
   4.150%,  08/01/02                300           298
Lower Burrell, Pennsylvania City
   Municipal Sewer Authority
   Revenue Bond AMBAC
   5.125%,  02/01/16                250           250
Lower Merion Township,
   Pennsylvania GO, Callable
   08/01/02 at 100
   5.625%,  08/01/05                100           105
Manheim, Pennsylvania Central
   School District GO, Callable
   05/15/04 at 100 FGIC
   6.100%,  05/15/14                100           107
Millcreek Township, Pennsylvania
   Sewer Authority Revenue Bond,
   Callable 11/01/99 at 100 MBIA
   6.000%,  11/01/06                150           155
Montgomery County, Pennsylvania
   Higher Education and Health
   Authority Revenue Bond for
   Abington Memorial Hospital,
   Series A AMBAC
   5.125%,  06/01/14                250           250
Neshaminy, Pennsylvania
   Neshaminy School District
   GO FGIC
   5.250%,  02/15/07                500           532
North Wales, Pennsylvania Water
   Authority Revenue Bond
   Pre-Refunded 11/01/04 at 100
   6.750%,  11/01/10                100           114
Northampton County,
   Pennsylvania Higher Education
   Authority Revenue Bond for
   Lehigh University, Series A MBIA
   5.750%,  11/15/18                150           157
Pennsylvania Housing Finance
   Agency Single Family
   Mortgage - 55 Revenue Bond
   4.700%,  10/01/01                100           102
Pennsylvania State Convention
   Center Authority Revenue Bond,
   Series A FGIC
   6.700%,  09/01/16                 75            89
Pennsylvania State GO
   5.125%,  09/15/04                450           471
   5.000%,  11/15/12                500           506
Pennsylvania State GO, Series 2
   6.000%,  07/01/05                 25            28
   6.250%,  07/01/11                 60            69
Pennsylvania State GO,
   Third Series
   5.000%,  09/01/07                250           259

--------------------------------------------------------
DESCRIPTION                     PAR (000)   VALUE (000)
--------------------------------------------------------
Pennsylvania State GO,
   Third Series, Callable
   09/01/03 at 101
   5.000%,  09/01/12               $350    $      352
Pennsylvania State Higher
   Education Facilities Authority
   Health Services Revenue Bond
   for Allegheny/Delaware Valley,
   Series A MBIA
   5.500%,  11/15/08                400           433
Pennsylvania State Higher
   Education Facilities Authority
   Revenue Bond for
   Health Services, Series A,
   Callable 01/01/04 at 102
   6.000%,  01/01/10                100           109
Pennsylvania State Higher
   Education Facilities Authority
   Revenue Bond for Thomas
   Jefferson University, Series A,
   Callable 07/01/99 at 102
   6.000%,  07/01/19                150           155
Pennsylvania State Higher
   Education Facilities Authority
   Revenue Bond for University of
   Pennsylvania, Series B
   5.700%,  01/01/11                150           159
   5.850%,  09/01/13                100           106
Pennsylvania State Higher
   Educational Facilities Authority
   Revenue Bond for
   University of Pennsylvania
   Project, Series B
   5.250%,  01/01/07                500           528
Pennsylvania State Housing
   Finance Agency Revenue
   Bond, Series C
   6.400%,  07/01/12                300           318
Pennsylvania State Industrial
   Development Authority
   Revenue Bond AMBAC
   5.800%,  07/01/09                250           276
   6.000%,  07/01/09                305           342
 6.000%,  01/01/12                  100           108
Pennsylvania State Industrial
   Development Authority
   Revenue Bond for Economic
   Development AMBAC
   6.000%,  07/01/08                600           673
Pennsylvania State Industrial
   Development Authority Revenue
   Bond, State Infrastructure
   Investment Authority for
   Pennvest Loan Pool MBIA
   6.000%,  09/01/04                400           438
Pennsylvania State Turnpike
   Commission Revenue
   Bond, Series P
   5.800%,  12/01/06                 75            80
SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                     [SQUARE BULLET] COREFUND FIXED INCOME FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------
DESCRIPTION                     PAR (000)   VALUE (000)
--------------------------------------------------------
Pennsylvania State Turnpike
   Commission Revenue Bond,
   Series O, Callable 12/01/02
   at 102 FGIC
   5.900%,  12/01/08               $125    $      135
Pennsylvania State Turnpike
   Commission Revenue
   Bond, Series P
   5.100%,  12/01/99                150           153
Pennsylvania State University
   Revenue Bond,
   Callable 03/01/04 at 100
   6.150%,  03/01/05                185           201
Philadelphia, Pennsylvania Parking
   Authority Revenue Bond
   5.750%,  09/01/07                400           439
Philadelphia, Pennsylvania
   Industrial Authority
   Revenue Bond
   5.250%,  11/15/09                500           519
Philadelphia, Pennsylvania
   Hospitals and Higher Education
   Facilities Authority Revenue
   Bond for Pennsylvania
   Hospital, Series A FGIC
   5.250%,  02/15/14                100           101
Pittsburgh, Pennsylvania GO,
   Series D, Callable 09/01/02
   at 102 AMBAC
   6.125%,  09/01/17                 25            27
Radnor Township, Pennsylvania
   GO, Callable 05/01/06 at 100
   5.250%,  11/01/16                200           205
Scranton-Lackawana, Pennsylvania
   Health and Welfare Authority
   Revenue Bond Mercy Health
   Project, Series B MBIA
   5.000%,  01/01/06                250           259
Scranton-Lackawana, Pennsylvania
   Health and Welfare Authority
   Revenue Bonds for Community
   Medical Center Project
   4.500%,  07/01/04                800           805
Scranton-Lackawanna,
   Pennsylvania Health and
   Welfare Authority Revenue
   Bond for University of
   Scranton, Series A
   6.150%,  03/01/03                150           162
Seneca Valley, Pennsylvania GO
   5.850%,  02/15/15                105           111

--------------------------------------------------------
DESCRIPTION                     PAR (000)   VALUE (000)
--------------------------------------------------------
University of Pittsburgh,
   Pennsylvania Unrefunded
   Balance of Series A Revenue
   Bonds MBIA
   6.125%,  06/01/21              $  40    $       43
West View, Pennsylvania
   Municipal Authority Water
   Revenue Bonds FGIC
   5.150%,  11/15/17                615           621
York, Pennsylvania City School
   District GO, Callable
   03/01/03 at 100 FGIC
   5.600%,  03/01/07                 75            79
                                           ----------
                                               17,382
                                           ----------
TOTAL MUNICIPAL BONDS
(Cost $17,250)                                 17,885
                                           ----------

CASH EQUIVALENT -- 1.2%
SEI Tax Exempt Trust Institutional
   Tax Free Portfolio               216           216
                                           ----------
TOTAL CASH EQUIVALENT
(Cost $216)                                       216
                                           ----------
TOTAL INVESTMENTS -- 103.4%
(Cost $17,466)                                 18,101
                                           ----------
OTHER ASSETS AND LIABILITIES -- (3.4%)
Liabilities - Investment Securities Purchased    (980)
Other Assets and Liabilities                      381
                                           ----------
TOTAL OTHER ASSETS AND LIABILITIES, NET          (599)
                                           ----------

NET ASSETS:
Portfolio Shares -- Class Y ($0.001 par
   value -- 100 million authorized shares)
   based on 1,198,485 outstanding shares       12,448
Portfolio Shares -- Class A ($0.001 par
   value -- 100 million authorized shares)
   based on 425,928 outstanding shares          4,475
Accumulated Net Realized Loss
   on Investments                                 (57)
Net Unrealized Appreciation
   on Investments                                 636
                                           ----------
TOTAL NET ASSETS-- 100.0%                     $17,502
                                           ==========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS Y                  $10.77
                                           ==========
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE-- CLASS A                   $10.78
                                           ==========
AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE COMPANY
FGIC -- FINANCIAL GUARANTY INSURANCE COMPANY
FHA -- FEDERAL HOUSING AGENCY
GO -- GENERAL OBLIGATION
MBIA -- MUNICIPAL BOND INVESTORS ASSURANCE
SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT
OF
NET ASSETS
--------------------------------------------------------------------------------
AS OF
DECEMBER 31, 1997
(UNAUDITED)

NEW JERSEY MUNICIPAL BOND FUND

[PIE CHART OMITTED]

REVENUE BONDS       45%
CASH EQUIVALENTS     3%
GENERAL OBLIGATIONS 52%

% OF TOTAL PORTFOLIO INVESTMENTS
--------------------------------------------------------
DESCRIPTION                  PAR (000)      VALUE (000)
--------------------------------------------------------
MUNICIPAL BONDS -- 96.1%
NEW JERSEY -- 96.1%
Bayonne, New Jersey GO FGIC
   5.900%,  05/01/08               $150    $      162
Burlington County, New Jersey GO
   5.200%,  10/01/05                 80            83
Cherry Hill Township,
   New Jersey GO
   5.900%,  06/01/05                 50            54
Flemington-Raritan, New Jersey
   Regional School District GO
   5.700%,  05/01/06                 50            54
Manalapan Township, New Jersey
   Fire District Number 1 GO
   5.300%,  12/15/99                 80            82
Marlboro Township, New Jersey
   Board of Education GO FGIC
   5.500%,  07/15/09                 40            42
Middlesex County New Jersey
   Revenue Bond FGIC
   5.125%,  12/01/16                 70            70
Monmouth County, New Jersey
   Improvement Authority
   Revenue Bond CG
   6.625%,  12/01/05                 40            43
New Jersey Health Care Facilities
   Finance Authority Revenue Bond
   for Bridgeton Hospital Association
   Project, Series B
   6.000%,  07/01/13                 50            55
New Jersey Health Care Facilities
   Finance Authority Revenue Bond
   for Burlington County Memorial
   Hospital Project
   6.000%,  07/01/12                 50            54
New Jersey State Economic
   Development Authority Revenue
   Bond for Peddie School
   Project, Series A
   5.400%,  02/01/06                 50            53

--------------------------------------------------------
DESCRIPTION                  PAR (000)      VALUE (000)
--------------------------------------------------------
New Jersey State Economic
   Development Authority Revenue
   Bond for Rutgers State
   University-Civic Square AMBAC
   6.125%,  07/01/24              $  55     $      59
New Jersey State Educational
   Facilities Authority Revenue
   Bond for Princeton University
   Project, Series A
   5.500%,  07/01/04                100           108
New Jersey State Educational
   Facilities Authority Revenue
   Bond for University of Medicine
   and Dentistry, Series B AMBAC
   5.250%,  12/01/13                 60            62
New Jersey State Transportation
   Authority Revenue Bond MBIA
   5.000%,  06/15/15                100            99
New York & New Jersey States
   Port Authority Revenue
   Bond, Series 81
   5.700%,  08/01/07                 50            53
North Bergen Township,
   New Jersey GO AMBAC
   5.000%,  08/15/09                 75            78
North Brunswick Township,
   New Jersey Board of
   Education GO
   6.300%,  02/01/12                150           167
North Brunswick Township,
   New Jersey Board of Education
   GO FGIC
   5.000%,  02/01/12                100           101
North Brunswick Township,
   New Jersey GO
   6.125%,  05/15/04                 24            26
North New Jersey District Water
   Supply Revenue Bond MBIA
   5.050%,  11/15/11                 90            92
Ocean County, New Jersey GO
   5.650%,  07/01/03                 75            80
Ocean County, New Jersey
   Utilities Authority Wastewater
   Revenue Bond
   5.125%,  01/01/11                 75            77
Secaucus, New Jersey Utilities
   Authority Sewer Revenue
   Bond, Series A
   6.100%,  12/01/10                 60            67
South Brunswick Township,
   New Jersey GO
   5.950%,  08/01/14                100           108
South Monmouth, New Jersey
   Regional Sewer Authority
   Revenue Bond MBIA
   5.550%,  01/15/06                 50            54
West Windsor Township,
   New Jersey Parking Authority
   Revenue Bond
   6.100%,  12/01/12                 50            55
                                           ----------
                                                2,038
                                           ----------
TOTAL MUNICIPAL BONDS
(Cost $1,934)                                   2,038
                                           ----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                     [SQUARE BULLET] COREFUND MONEY MARKET FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------
DESCRIPTION                  PAR (000)      VALUE (000)
--------------------------------------------------------
CASH EQUIVALENT -- 2.8%
SEITax Exempt Trust Institutional
   Tax Free Portfolio               $58      $     59
                                             --------
TOTAL CASH EQUIVALENT
(Cost $59)                                         59
                                             --------
TOTAL INVESTMENTS -- 98.9%
(Cost $1,993)                                   2,097
                                             --------
OTHER ASSETS AND LIABILITIES,
   NET-- 1.1%                                      23
                                             --------

NET ASSETS:
Portfolio Shares -- Class Y ($0.001 par
   value -- 100 million authorized) based
   on 153,520 outstanding shares                1,513
Portfolio Shares -- Class A ($0.001 par
   value -- 100 million authorized) based
   on 49,310 outstanding shares                   507
Accumulated Net Realized Loss
   on Investments                                  (4)
Net Unrealized Appreciation
   on Investments                                 104
                                             --------
TOTAL NET ASSETS-- 100.0%                      $2,120
                                             ========
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE-- CLASS Y                   $10.46
                                             ========
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE-- CLASS A                   $10.45
                                             ========
AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE COMPANY
CG -- COUNTY GUARANTY
FGIC -- FINANCIAL GUARANTY INSURANCE COMPANY
FSA --FINANCIAL SECURITY ASSURANCE
GO -- GENERAL OBLIGATION
MBIA -- MUNICIPAL BOND INVESTORS ASSURANCE
SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TREASURY RESERVE

[PIE CHART OMITTED]
U.S. TREASURY SECURITIES 34%
CASH EQUIVALENTS         66%

% OF TOTAL PORTFOLIO INVESTMENTS
--------------------------------------------------------
DESCRIPTION                  PAR (000)      VALUE (000)
--------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 34.4%
U.S. Treasury Bills+
   5.700%,  01/08/98           $  8,500   $     8,491
   5.180%,  01/22/98             39,000        38,884
   5.587%,  02/05/98              7,000         6,964
   5.650%,  03/05/98             10,000         9,906
   5.797%,  04/02/98             10,000         9,861
   5.793%,  04/30/98             10,000         9,818
   5.580%,  05/28/98             10,000         9,783
   5.530%,  06/25/98             10,000         9,744
   5.572%,  07/23/98             10,000         9,703
   5.544%,  08/20/98             10,000         9,658
U.S. Treasury Notes
   5.580%,  01/31/98             10,000         9,995
   5.600%,  01/31/98             15,000        15,000
   5.690%,  07/31/98             15,000        14,962
   5.780%,  08/15/98             10,000        10,005
   5.610%,  08/31/98             15,000        15,004
   5.630%,  09/30/98              5,000         4,969
   5.640%,  09/30/98             10,000        10,026
   5.650%,  10/31/98             10,000        10,017
   5.730%,  11/15/98             15,000        14,970
   5.740%,  11/30/98             15,000        14,985
U.S. Treasury STRIPS
   5.710%,  02/15/98             10,000         9,933
   5.725%,  05/15/98             14,600        14,305
   5.735%,  08/15/98             20,000        19,319
                                             --------
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $286,302)                               286,302
                                             --------

REPURCHASE AGREEMENTS -- 65.8%
Aubrey Lanston
   5.25%, dated 12/31/97, matures
   01/02/98, repurchase price
   $37,217,852 (collateralized by
   U.S. Treasury Note, par value
   $38,190,000 5.625%, 12/31/02;
   market value $38,178,543)     37,207        37,207

STATEMENT
OF
NET ASSETS
--------------------------------------------------------------------------------
AS OF
DECEMBER 31, 1997
(UNAUDITED)

TREASURY RESERVE (CONCLUDED)

--------------------------------------------------------
DESCRIPTION                  PAR (000)      VALUE (000)
--------------------------------------------------------
Goldman Sachs
   6.35%, dated 12/31/97, matures
   01/02/98, repurchase price
   $19,506,879 (collateralized by
   U.S. Treasury Note, par value
   $19,120,000, 6.875%,
   03/31/00; market
   value $19,945,984)          $ 19,500     $  19,500
Hong Kong Shanghai Bank
   6.40%, dated 12/31/97, matures
   01/02/98, repurchase price
   $200,071,111 (collateralized
   by various U.S. Treasury Notes,
   ranging in par value $21,780,000-
   50,000,000, 6.375%-7.125%,
   04/30/99-04/30/00; total
   market value $204,152,180)   200,000       200,000
Merrill Lynch
   6.40%, dated 12/31/97, matures
   01/02/98, repurchase price
   $30,010,667 (collateralized by
   various U.S. Treasury Notes,
   ranging in par value $12,590,000-
   $15,810,000, 8.00%,
   05/15/01; total market
   value $30,697,720)            30,000        30,000
Morgan Stanley
   6.20%, dated 12/31/97, matures
   01/02/98, repurchase price
   $30,010,333 (collateralized by
   U.S. Treasury Note, par value
   $30,810,000, 5.50%, 12/31/00;
   market value $30,696,003)     30,000        30,000
State Street Bank
   5.50%, dated 12/31/97, matures
   01/02/98, repurchase price
   $200,061,111 (collateralized by
   various U.S. Treasury Notes,
   ranging in par value $13,990,000-
   $50,000,000, 6.125%,
   03/31/98; total market
   value $204,152,580)          200,000       200,000

--------------------------------------------------------
DESCRIPTION                  PAR (000)      VALUE (000)
--------------------------------------------------------
Swiss Bank
   6.40%, dated 12/31/97, matures
   01/02/98, repurchase price
   $30,010,667 (collateralized by
   various U.S. Treasury Notes,
   ranging in par value $12,790,000-
   $15,675,000, 7.50%,
   05/15/02; total market
   value $30,736,507)           $30,000      $ 30,000
                                             --------
TOTAL REPURCHASE AGREEMENTS
(Cost $546,707)                               546,707
                                             --------
TOTAL INVESTMENTS -- 100.2%
(Cost $833,009)                               833,009
                                             --------
OTHER ASSETS AND LIABILITIES,
   NET-- (0.2%)                                (1,740)
                                             --------

NET ASSETS:
Portfolio Shares -- Class Y ($0.001 par
   value -- 1,250 million authorized) based
   on 806,957,000 outstanding shares          806,957
Portfolio Shares -- Class C ($0.001 par
   value -- 1,250 million authorized) based
   on 24,292,618 outstanding shares            24,292
Accumulated Net Realized Gain
   on Investments                                  20
                                             --------
TOTAL NET ASSETS-- 100.0%                    $831,269
                                             ========
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE-- CLASS Y                    $1.00
                                             ========
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE-- CLASS C                    $1.00
                                             ========
+ EFFECTIVE YIELD
STRIPS -- SEPARATELY TRADED REGISTERED INTEREST AND PRINCIPAL SECURITIES SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                     [SQUARE BULLET] COREFUND MONEY MARKET FUNDS
--------------------------------------------------------------------------------

CASH RESERVE

CASH RESERVE

[PIE CHART OMITTED]
U.S. GOVERNMENT OBLIGATIONS  6%
CASH EQUIVALENTS            14%
CORPORATE OBLIGATIONS       80%

% OF TOTAL PORTFOLIO INVESTMENTS
--------------------------------------------------------
DESCRIPTION                  PAR (000)      VALUE (000)
--------------------------------------------------------
COMMERCIAL PAPER -- 50.7%
BANKING -- 6.0%
Banc One Funding
   5.830%,  01/29/98           $  9,262      $  9,220
   5.838%,  02/09/98             10,000         9,937
   5.840%,  02/13/98             10,000         9,931
NationsBank
   5.858%,  01/30/98             10,000         9,953
   5.813%,  03/17/98             14,000        13,833
Society Generale
   5.900%,  06/16/98              9,000         8,996
                                             --------
                                               61,870
                                             --------
FINANCIAL SERVICES -- 30.7%
Aig Funding
   5.806%,  07/31/98             12,100        11,704
Asset Securitization Coop
   5.679%,  02/04/98             10,000         9,947
   5.800%,  02/12/98             10,000         9,932
   5.810%,  02/27/98             10,000         9,909
 Caisse de Depots En
   Consignations
   5.678%,  03/17/98             20,000        19,770
Cafco
   6.653%,  01/02/98             20,000        19,996
   5.837%,  02/19/98             10,000         9,921
Ciesco
   5.809%,  02/17/98              9,500         9,429
   5.801%,  03/03/98             19,000        18,816
Credit Agricole USA
   5.753%,  01/16/98             10,000         9,976
Eureka Securitization
   5.701%,  02/03/98             10,000         9,949
   5.854%,  02/25/98             10,000         9,912
   5.835%,  03/23/98             15,000        14,806

--------------------------------------------------------
DESCRIPTION                  PAR (000)      VALUE (000)
--------------------------------------------------------
Goldman Sachs
   5.709%,  05/07/98            $10,000    $    9,806
Merrill Lynch
   5.679%,  01/30/98             10,000         9,955
   5.709%,  03/31/98              5,000         4,931
   5.803%,  05/13/98             10,000         9,792
   5.812%,  05/29/98             10,000         9,768
Morgan Stanley
   5.673%,  01/21/98              5,000         4,984
   5.679%,  02/04/98             10,000         9,947
Morgan Stanley (A)
   5.915%,  01/13/98             15,500        15,500
Met Life Funding
   5.757%,  01/13/98             10,000         9,981
   5.758%,  01/27/98             10,000         9,959
   5.937%,  02/05/98              4,050         4,027
New Center Asset Trust
   5.674%,  01/30/98              7,000         6,968
   5.784%,  03/09/98             10,000         9,894
   5.699%,  03/30/98             14,000        13,810
Norwest Financial
   5.661%,  01/20/98             15,250        15,205
Swedish Export Credit
   5.818%,  05/07/98             10,000         9,801
                                             --------
                                              318,395
                                             --------
INDUSTRIAL -- 12.4%
BP America
   6.402%,  01/02/98             18,000        17,997
Campbell Soup
   5.753%,  05/26/98             12,475        12,194
Ford Motor Credit
   5.718%,  03/30/98             11,780        11,620
General Electric Capital
   5.646%,  02/03/98              5,000         4,975
   5.715%,  02/27/98             10,000         9,911
   5.736%,  04/23/98             14,950        14,690
Mitsubishi International
   5.826%,  01/12/98             13,300        13,277
Pitney Bowes Credit
   6.066%,  01/14/98              2,016         2,012
   5.656%,  01/20/98             15,000        14,956
Procter & Gamble
   5.777%,  04/14/98             16,000        15,740
Southwestern Bell
   5.631%,  01/29/98             11,000        10,953
                                             --------
                                              128,325
                                             --------
UTILITIES -- 1.6%
National Rural Utilities
   5.617%,  01/09/98              7,100         7,091
   5.651%,  01/21/98             10,000         9,969
                                             --------
                                               17,060
                                             --------
TOTAL COMMERCIAL PAPER
(Cost $525,650)                               525,650
                                             --------


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT
OF
NET ASSETS
--------------------------------------------------------------------------------
AS OF
DECEMBER 31, 1997
(UNAUDITED)

CASH RESERVE (CONCLUDED)

--------------------------------------------------------
DESCRIPTION                  PAR (000)      VALUE (000)
--------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 6.2%
FFCB (A)
   5.520%,  01/02/98           $  5,250 $       5,248
FHLB (A)
   5.899%,  01/07/98              4,200         4,199
FHLB
   5.810%,  01/23/98             11,000        11,000
   5.805%,  02/13/98             13,400        13,400
   5.850%,  03/17/98              5,000         5,000
FNMA (A)
   5.894%,  01/06/98             15,000        14,995
SLMA (A)
   5.779%,  01/06/98             10,000        10,000
                                             --------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $63,842)                                 63,842
                                             --------

CORPORATE OBLIGATIONS -- 11.5%
BANKING -- 0.2%
Morgan Guaranty (A)
   6.230%,  01/02/98              2,000         2,000
                                             --------
FINANCIAL SERVICES -- 8.8%
Abbey National Treasury
   Services (A)
   5.575%,  01/02/98             20,000        19,983
   5.650%,  01/02/98             17,000        16,999
Associates Corporation of
   North America (A)
   6.120%,  01/02/98             15,000        14,998
Credit Suisse First Boston (A)
   5.670%,  01/02/98             10,000        10,000
   5.921%,  01/13/98             10,000        10,000
Goldman Sachs
   6.100%,  04/15/98              6,825         6,826
Paccar Financial (A)
   5.841%,  01/20/98             12,000        11,997
                                             --------
                                               90,803
                                             --------
INDUSTRIAL -- 2.5%
Ford Motor Credit
   5.700%,  01/02/98             15,000        14,999
   6.350%,  02/12/98              1,800         1,801
Exxon Capital
   8.000%,  10/02/98              4,249         4,311
Merck
   5.250%,  12/22/98              5,000         4,967
                                             --------
                                               26,078
                                             --------
TOTAL CORPORATE OBLIGATIONS
(Cost $118,881)                               118,881
                                             --------

TIME DEPOSITS -- 6.8%
Banque Nationale de Paris
   6.625%,  01/02/98             30,000        30,000
State Street Bank
   5.500%,  01/02/98             40,000        40,000
                                             --------
TOTAL TIME DEPOSITS
(Cost $70,000)                                 70,000
                                             --------

--------------------------------------------------------
DESCRIPTION                  PAR (000)      VALUE (000)
--------------------------------------------------------
MASTER NOTE -- 0.9%
Associates Corporation of
   North America (A)
   5.506%,  01/02/98           $  8,950      $  8,950
                                             --------
TOTAL MASTER NOTE
(Cost $8,950)                                   8,950
                                             --------

CERTIFICATES OF DEPOSIT -- 12.2%
Barclays Bank PLC
   5.910%,  03/09/98             14,750        14,749
   5.940%,  06/19/98              5,000         4,999
Credit Suisse
   6.310%,  04/16/98             10,000        10,000
Deutche Bank
   5.840%,  10/14/98              5,000         4,998
   5.940%,  10/22/98              9,250         9,247
National Westminster Bank
   5.860%,  03/10/98             10,000         9,999
   5.940%,  06/26/98             15,000        14,996
   5.830%,  10/14/98              5,000         4,999
Societe Generale
   6.350%,  04/15/98             10,000        10,001
   6.080%,  06/09/98             10,000         9,998
Swiss Bank
   5.976%,  03/19/98              7,000         7,000
   6.020%,  06/12/98             10,000        10,001
   5.825%,  10/02/98             10,000         9,997
   5.852%,  11/20/98              5,000         4,999
                                             --------
TOTAL CERTIFICATES OF DEPOSIT
(Cost $125,983)                               125,983
                                             --------

INSURANCE FUNDING AGREEMENTS -- 6.1%
Allstate (A)
   5.696%,  01/01/98             18,000        18,000
Combined Insurance of
   America (A)
   5.959%,  01/01/98             20,000        20,000
Pacific Mutual Insurance (A)
   6.076%,  01/01/98             25,000        25,000
                                             --------
TOTAL INSURANCE FUNDING AGREEMENTS
(Cost $63,000)                                 63,000
                                             --------

ASSET-BACKED SECURITIES -- 4.3%
Asset Backed Securities
   Investment Trust, Series
   1997-C, Class N (A)
   5.961%,  01/15/98             15,000        15,000
Capita Equipment Receivables
   Trust, Series 1996-1, Class A2
   5.950%,  07/15/98              1,607         1,607
Case Equipment Loan Trust,
   Series 1997-B, Class A1
   5.612%,  10/13/98              9,544         9,544
Contimortgage Home Equity
   Loan Trust, Series
   1997-5, Class A1
   5.906%,  12/15/98              8,500         8,500

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                     [SQUARE BULLET] COREFUND MONEY MARKET FUNDS
--------------------------------------------------------------------------------


--------------------------------------------------------
DESCRIPTION                  PAR (000)      VALUE (000)
--------------------------------------------------------
Key Auto Finance Trust,
   Series 1997-2, Class A1
   5.835%,  01/05/99            $10,000    $   10,000
                                           ----------
TOTAL MORTGAGE RELATED
(Cost $44,651)                                 44,651
                                           ----------

BANKERS ACCEPTANCE -- 1.1%
Toronto Dominion Bank
   5.735%,  03/23/98             12,000        11,847
                                           ----------
TOTAL BANKERS ACCEPTANCE
(Cost $11,847)                                 11,847
                                           ----------
TOTAL INVESTMENTS -- 99.7%
(Cost $1,032,804)                           1,032,804
                                           ----------
OTHER ASSETS AND LIABILITIES,
   NET-- 0.3%                                   3,356
                                           ----------

NET ASSETS:
Portfolio Shares -- Class Y ($0.001 par
   value -- 1 billion authorized) based
   on 956,501,408 outstanding shares          956,732
Portfolio Shares -- Class C ($0.001 par
   value -- 1 billion authorized) based
   on 79,278,426 outstanding shares            79,484
Portfolio Shares -- Class B ($0.001 par
   value -- 1 billion authorized) based
   on 80,044 outstanding shares                    80
Accumulated Net Realized Loss
   on Investments                                (136)
                                           ----------
TOTAL NET ASSETS-- 100.0%                  $1,036,160
                                           ==========
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE-- CLASS Y                    $1.00
                                           ==========
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE-- CLASS C                    $1.00
                                           ==========
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE-- CLASS B                    $1.00
                                           ==========

(A) VARIABLE RATE SECURITIES -- THE RATE REFLECTED ON
    THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON DECEMBER 31, 1997. FHLB -- FEDERAL HOME LOAN BANK
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
SLMA -- STUDENT LOAN MARKETING ASSOCIATION
SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TAX-FREE RESERVE

[PIE CHART OMITTED]
TAX-EXEMPT COMMERCIAL PAPER 21%
TAX ANTICIPATION NOTES       4%
GENERAL OBLIGATIONS          6%
PRE-REFUNDED SECURITIES      2%
REVENUE BONDS               67%

% OF TOTAL PORTFOLIO INVESTMENTS
--------------------------------------------------------
DESCRIPTION                  PAR (000)      VALUE (000)
--------------------------------------------------------
MUNICIPAL BONDS -- 99.1%
ALABAMA -- 0.9%
North Alabama Environmental
   Improvement Authority
   Reynold Metals Project
   (A) (B) (C)
   5.000%,  01/02/98             $1,500    $    1,500
                                           ----------
ARIZONA -- 0.9%
Arizona State TRAN (B)
   7.400%,  02/09/98                650           661
Flagstaff, Arizona TECP
   3.700%,  04/08/98                750           750
                                           ----------
                                                1,411
                                           ----------
CALIFORNIA -- 1.4%
Los Angeles County
   California TRAN
   4.500%,  06/30/98              2,000         2,006
Santa Clara, California Electric
   Revenue Bond, Series A
   (A) (B) (C)
   3.400%,  01/07/98                340           340
                                           ----------
                                                2,346
                                           ----------
COLORADO -- 0.3%
Colorado State TRAN, Series A
   4.500%,  06/26/98                500           502
                                           ----------
DELAWARE -- 0.8%
Delaware State TECP
   3.700%,  04/08/98                750           750
Wilmington, Delaware Franciscan
   Health System (A) (B) (C) (D)
   5.000%,  01/02/98                300           300
Wilmington, Delaware Hospital
   Franciscan Health Systems
   Project, Series A
   (A) (B) (C) (D)
   5.000%,  01/02/98                300           300
                                           ----------
                                                1,350
                                           ----------

STATEMENT
OF
NET ASSETS
--------------------------------------------------------------------------------
AS OF
DECEMBER 31, 1997
(UNAUDITED)

TAX-FREE RESERVE (CONTINUED)

--------------------------------------------------------
DESCRIPTION                  PAR (000)      VALUE (000)
--------------------------------------------------------
FLORIDA -- 2.5%
Broward County, Florida Housing
   Financial Authority Multi-family
   Housing Sanctuary Apartments
   Project (A) (C)
   4.250%,  02/01/09            $   500    $      500
Florida Municipal Power TECP
   3.650%,  02/11/98              1,700         1,700
Sunshine State Florida TECP
   3.750%,  03/27/98              2,000         2,000
                                           ----------
                                                4,200
                                           ----------
ILLINOIS -- 10.9%
Chicago, Illinois O'Hare
   International Airport Revenue
   Industrial Lien, Series C (A) (B)
   3.650%,  01/07/98              1,500         1,500
Illinois Development Finance
   Authority Illinois Power
   Company Project, Series B (A)
   3.700%,  01/07/98              1,400         1,400
Illinois Development Finance
   Authority Revenue Bond
   (A) (B) (C)
   3.650%,  01/07/98              1,800         1,800
Illinois State Pollution Control
   Authority Amoco Oil
   Company Project (A) (B)
   4.950%,  01/02/98                900           900
Illinois State Sales Tax Revenue
   Revenue Bond (B) (D)
   8.000%,  06/15/98              3,000         3,115
Illinois State Toll Highway
   Authority, Series B
   MBIA (A) (B)
   3.650%,  01/07/98              4,400         4,400
Schaumburg, Illinois Multi-family
   Housing Revenue Bond
   (A) (B) (C)
   3.950%,  01/02/98              3,500         3,500
St. Charles, Illinois Revenue
   Bond (A) (B) (C)
   3.750%,  01/07/98              1,300         1,300
                                           ----------
                                               17,915
                                           ----------
INDIANA -- 4.3%
Chesapeake, Indiana TECP
   3.750%,  01/15/98              1,000         1,000
Mt. Vernon, Indiana TECP
   3.750%,  04/07/98              1,900         1,900
Gary, Indiana Industrial
   Environmental Improvement
   Authority U.S. Steel
   Corporation Project (A) (B) (C)
   4.050%,  01/15/98              1,600         1,600
Hammond, Indiana Pollution
   Control Amoco Oil Company
   Project (A) (B)
   4.950%,  01/02/98                300           300

--------------------------------------------------------
DESCRIPTION                  PAR (000)      VALUE (000)
--------------------------------------------------------
Sullivan, Indiana TECP
   3.750%,  01/09/98             $1,050   $     1,050
   3.800%,  03/06/98              1,200         1,200
                                           ----------
                                                7,050
                                           ----------
IOWA -- 0.2%
Des Moines, Iowa Commercial
   Development Revenue Bond
   Capitol Center III Project
   (A) (B)
   3.800%,  01/07/98                400           400
                                           ----------
KANSAS -- 4.7%
Burlington, Kansas TECP
   3.750%,  01/08/98              1,450         1,450
   3.700%,  01/16/98                600           600
   3.850%,  03/09/98              2,500         2,500
   3.850%,  03/10/98              1,200         1,200
   3.700%,  04/08/98                600           600
Kansas City, Kansas Highway
   Roads Revenue Bonds (B)
   9.000%,  07/01/98              1,300         1,333
                                           ----------
                                                7,683
                                           ----------
KENTUCKY -- 1.8%
Mayfield, Kentucky Multi-City
   Lease Revenue Bond Kentucky
   League of Cities Funding
   Project (A)
   3.900%,  01/07/98              2,000         2,000
Pendleton, Kentucky TECP
   3.850%,  03/09/98              1,000         1,000
                                           ----------
                                                3,000
                                           ----------
LOUISIANA -- 3.9%
De Soto Parish, Louisiana
   Central Louisiana Electric
   Company Pollution Control
   Revenue Bond (A) (B)
   3.600%,  01/07/98                700           700
Jefferson Parish, Louisiana
   Industrial Development Board
   George J. Ackel, Sr.
   Project (A) (B)
   3.850%,  01/07/98              1,850         1,850
Louisiana State Public
   Facilities Authority Kenner
   Hotel Project (A) (B) (C)
   5.100%,  01/02/98                400           400
Saint Charles Parish, Louisiana
   Pollution Control Revenue
   Shell Oil Company Project,
   Series B (A) (B)
   4.900%,  01/02/98              1,550         1,550
South Louisiana Port Common
   Marine Terminal Revenue
   Bond (A) (B) (C)
   3.650%,  01/07/98              2,000         2,000
                                           ----------
                                                6,500
                                           ----------


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                     [SQUARE BULLET] COREFUND MONEY MARKET FUNDS
--------------------------------------------------------------------------------

---------------------------------------------------------
DESCRIPTION                  PAR (000)      VALUE (000)
---------------------------------------------------------
MICHIGAN -- 1.8%
Delta County, Michigan
   Environmental Improvement
   Authority Revenue Bond,
   Mead Escambia Paper,
   Series C (A) (B)
   5.100%,  01/02/98            $   700   $       700
Michigan State Consumers
   Power Project (A) (B)
   4.950%,  01/02/98                300           300
Michigan State Storage TECP
   3.750%,  02/05/98              2,000         2,000
                                           ----------
                                                3,000
                                           ----------
MINNESOTA -- 1.9%
Minnesota State GO (D)
   6.600%,  08/01/98              3,150         3,199
                                           ----------
MISSISSIPPI -- 1.8%
Claiborne County,
   Mississippi TECP
   3.750%,  02/13/98              1,300         1,300
 Jackson County, Mississippi
   Chevron USA Incorporated
   Project (A) (B)
   4.950%,  01/02/98              1,600         1,600
                                           ----------
                                                2,900
                                           ----------
MISSOURI -- 5.0%
Independence, Missouri TECP
   3.850%,  01/16/98              1,050         1,050
Missouri State Development
   Finance Board Revenue Bond
   (A) (B) (C)
   4.500%,  01/02/98              2,700         2,700
Missouri State Environmental
   Improvement & Energy
   Pollution Control Revenue
   Bond (A) (B)
   3.950%,  01/02/98              1,800         1,800
Missouri State Health and
   Educational Facilities
   Authority Washington
   University, Series A (A) (B)
   5.000%,  01/02/98                300           300
Missouri State Health and
   Educational Facilities
   Authority Washington
   University Series A (A) (B) (C)
   5.000%,  01/02/98                400           400
Missouri State Health and
   Educational Facilities
   Authority GO
   4.500%,  09/14/98              2,000         2,008
                                           ----------
                                                8,258
                                           ----------
MONTANA -- 0.7%
Forsyth, Montana Pollution
   Control Portland General
   Electric Project (A) (B)
   3.700%,  01/07/98                200           200

--------------------------------------------------------
DESCRIPTION                  PAR (000)      VALUE (000)
--------------------------------------------------------
Forsyth, Montana Pollution
   Control Portland General
   Electric Project, Series B
   (A) (B)
   3.750%,  01/07/98            $   100   $       100
Forsyth, Montana Pollution
   Control Pacificorp Project,
   Series 1988 (A) (B) (C)
   4.500%,  01/02/98                900           900
                                           ----------
                                                1,200
                                           ----------
NEVADA -- 1.8%
Clark County, Nevada Industrial
   Development Revenue
   Series C (A) (B)
   3.850%,  01/07/98              2,000         2,000
Las Vegas, Nevada GO,
   Series A FGIC
   4.750%,  11/01/98              1,000         1,007
                                           ----------
                                                3,007
                                           ----------
NEW MEXICO -- 0.6%
Albuquerque, New Mexico
   Gross Receipts Revenue
   Bond (A) (B) (C)
   3.700%,  01/07/98              1,000         1,000
                                           ----------
NEW YORK -- 2.1%
New York City, New York
   GO (A) (B) (C)
   4.000%,  01/02/98              1,500         1,500
   4.150%,  01/02/98              1,900         1,900
                                           ----------
                                                3,400
                                           ----------
NORTH CAROLINA -- 2.2%
Lexington, North Carolina
   Lexington Memorial
   Hospital Project (A) (B)
   5.000%,  01/02/98              1,500         1,500
North Carolina Eastern
   Municipal Power (B) (D)
   8.000%,  01/02/98              1,305         1,331
Wake County, North Carolina
   Carolina Power &
   Light Company (A) (B)
   3.700%,  01/07/98                800           800
                                           ----------
                                                3,631
                                           ----------
OHIO -- 0.3%
Ohio State Air Quality Revenue
   Bond, Series B (A) (B) (C)
   4.500%,  01/02/98                300           300
Ohio State Water Development
   Authority Environmental
   Mead Company, Series B
   (A) (B) (C)
   5.000%,  01/02/98                200           200
                                           ----------
                                                  500
                                           ----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT
OF
NET ASSETS
--------------------------------------------------------------------------------
AS OF
DECEMBER 31, 1997
(UNAUDITED)

TAX-FREE RESERVE (CONTINUED)

---------------------------------------------------------
DESCRIPTION                  PAR (000)      VALUE (000)
---------------------------------------------------------
OREGON -- 0.7%
Port of Portland, Oregon
   Pollution Control Revenue
   Bond for Reynold Metals
   Project (A) (B) (C)
   5.000%,  01/02/98             $  100   $       100
Port of St. Helens Portland,
   Oregon Pollution Control
   Revenue Bond (A) (B)
   4.950%,  01/02/98                600           600
Umatilla County, Oregon
   Franciscan Health System
   Revenue Bond, Series A
   (A) (B) (C) (D)
   5.000%,  01/02/98                300           300
Umatilla County, Oregon
   Franciscan Health System
   Revenue Bond, Series B
   (A) (B) (C) (D)
   5.000%,  01/02/98                200           200
                                           ----------
                                                1,200
                                           ----------
PENNSYLVANIA -- 14.8%
Allegheny County, Pennsylvania
   Hospital Development
   Presbyterian University
   Hospital Project, Series B2
   (A) (B) (C)
   4.250%,  01/02/98              2,600         2,600
Allegheny County, Pennsylvania
   Hospital Development
   Presbyterian University
   Hospital Project, Series B1
   (A) (B) (C)
   4.250%,  01/02/98              2,000         2,000
Allegheny County, Pennsylvania
   Hospital Development
   Presbyterian University
   Hospital Project,
   Series B3 (A) (B)
   4.250%,  01/02/98              1,305         1,305
Beaver County,
   Pennsylvania TECP
   3.750%,  03/05/98              1,100         1,100
Beaver County, Pennsylvania
   Industrial Development
   Authority Duquesne Light
   Company Project, Series B
   (A) (B) (C)
   3.650%,  01/07/98                100           100
Lehigh County, Pennsylvania
   Industrial Development
   Authority Pollution Control
   (A) (B)
   3.800%,  01/02/98                200           200
Montgomery County,
   Pennsylvania TECP
   3.850%,  01/22/98              2,600         2,600
   3.750%,  02/05/98              1,000         1,000
Montgomery County,
   Pennsylvania TECP
   3.750%,  02/09/98              2,500         2,500

--------------------------------------------------------
DESCRIPTION                  PAR (000)      VALUE (000)
--------------------------------------------------------
Pennsylvania State Higher
   Education Authority Carnegie
   Mellon University Revenue
   Bond, Series D (A) (B)
   4.850%,  01/02/98             $  700   $       700
Pennsylvania State Higher
   Educational Facilities
   Authority Hospital Thomas
   Jefferson University Project (D)
   8.000%,  01/02/98              1,910         1,948
Temple University,
   Pennsylvania GO
   4.750%,  05/18/98              1,000         1,003
Washington County,
   Pennsylvania Lease Revenue
   Bond (A) (B) (C)
   3.850%,  01/07/98              3,140         3,140
York County, Pennsylvania
   Solid Waste and Refuse
   Revenue Bonds FGIC
   4.750%,  12/01/98              1,500         1,512
York, Pennsylvania General
   Authority Revenue
   Bond (A) (B)
   4.200%,  01/02/98              2,750         2,750
                                           ----------
                                               24,458
                                           ----------
SOUTH CAROLINA -- 1.1%
Berkley County, South Carolina
   Pollution Control Amoco
   Chemical Project (A) (B) (C)
   4.950%,  01/02/98                900           900
North Charleston, South
   Carolina GO (B) (D)
   7.500%,  08/01/98                500           520
York County, South Carolina
   Pollution Control Revenue
   Bond Electric Project,
   Series NRU-84N-2 (A) (B)
   3.850%,  01/07/98                400           400
                                           ----------
                                                1,820
                                           ----------
TEXAS -- 14.6%
Camp County, Texas Industrial
   Development Corporation
   Pollution Control Revenue
   Bond Texas Oil and Gas
   Project (A) (B)
   3.900%,  01/07/98                500           500
Denton County, Texas TAN
   5.500%,  09/01/98                930           940
Grapevine, Texas Industrial
   Development Authority
   American Airlines Project,
   Series A4 (A) (B) (C)
   5.000%,  01/02/98                100           100
Grapevine, Texas Industrial
   Development Authority
   American Airlines Project,
   Series B4 (A) (B) (C)
   5.000%,  01/02/98                900           900

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                     [SQUARE BULLET] COREFUND MONEY MARKET FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------
DESCRIPTION                  PAR (000)      VALUE (000)
--------------------------------------------------------
Grapevine, Texas Industrial
   Development Authority
   American Airlines Project,
   Series A3 (A) (B) (C)
   5.000%,  01/02/98             $  400       $   400
Grapevine, Texas Industrial
   Development Authority
   American Airlines Project,
   Series B1 (A) (B) (C)
   5.000%,  01/02/98              1,500         1,500
Grapevine, Texas Industrial
   Development Authority
   American Airlines Project,
   Series B3 (A) (B) (C)
   5.000%,  01/02/98                400           400
Grapevine, Texas Industrial
   Development Corporation
   American Airlines,
   Series A1 (A) (B)
   5.000%,  01/02/98                400           400
Grapevine, Texas Industrial
   Development Corporation
   American Airlines Project,
   Series B2 (A) (B)
   5.000%,  01/02/98                400           400
Hunt County, Texas Industrial
   Development Authority Trico
   Industries Incorporated
   Project (A) (B)
   3.800%,  01/06/98              2,100         2,100
North Central Texas Health
   Facilities Development Baylor
   Medical Center Project, Series A,
   Pre-Refunded @ 102 (D)
   7.900%,  05/15/98                500           517
Nueces County, Texas Health
   Facilities Authority Driscoll
   Childrens Foundation (A) (B)
   3.850%,  01/07/98              4,425         4,425
Port Corpus Christi Texas
   Industrial Development
   Corporation Refunding
   Revenue Bonds Series A (A) (B)
   3.850%,  01/07/98              2,000         2,000
San Antonio, Texas Electric and
   Gas Revenue Bond
   Pre-Refunded @ 102 (D)
   7.800%,  02/01/98              3,900         3,991
Texas State Higher Education
   Authority University and
   College Improvement,
   Series B FGIC (A) (B)
   3.800%,  01/07/98              1,945         1,945
Texas State Southwest Higher
   Education Authority Southern
   Methodist University
   (A) (B) (C)
   5.000%,  01/02/98              1,000         1,000
Texas State TRAN, Series A
   4.750%,  08/31/98              2,500         2,514
                                           ----------
                                               24,032
                                           ----------

--------------------------------------------------------
DESCRIPTION                  PAR (000)      VALUE (000)
--------------------------------------------------------
UTAH -- 1.3%
Intermountain Power
   Agency TECP
   3.750%,  02/17/98             $2,100    $    2,100
                                           ----------
VERMONT -- 0.8%
Vermont State Student Loan
   Assistance Corporation Student
   Loan Revenue Bond (A) (B)
   3.800%,  01/02/98              1,335         1,335
                                           ----------
VIRGINIA -- 10.2%
Alexandria, Virginia
   Redevelopment & Housing
   Authority Revenue Bonds,
   Multi-Family First Mortgage,
   Goodwin Project, Series B
   (A) (B) (C)
   5.000%,  01/02/98              3,900         3,900
Pennisula Ports, Virginia TECP
   3.750%,  01/12/98              1,500         1,500
Petersburg, Virginia Hospital
   Authority Revenue Bonds for
   Southside Project (A) (B) (C)
   5.000%,  01/02/98              1,800         1,800
Portsmouth, Virginia Housing
   Development Authority
   Revenue Bond (B) (C)
   4.000%,  11/01/27              2,255         2,255
Richmond, Virginia Housing
   Authority Old Manchester
   Project, Series A (A) (B)
   4.000%,  01/07/98              3,250         3,250
Virginia State Housing
   Revenue Bonds
   3.800%,  06/10/98              3,500         3,500
Waynesboro, Virginia
   Residential Care Facilities
   Revenue Bond (A) (B) (C)
   5.000%,  01/02/98                685           685
                                           ----------
                                               16,890
                                           ----------
WASHINGTON -- 1.5%
Port Kalama, Washington
   Conagra Project (A) (B) (C)
   3.700%,  01/02/98              1,900         1,900
Washington State Motor Vehicle
   Fuel Tax, Series B
   6.000%,  01/01/99                500           510
                                           ----------
                                                2,410
                                           ----------
WEST VIRGINIA -- 0.1%
Putnam County, West Virginia
   Industrial Development
   Authority FMC Corporation
   Project (A) (B)
   3.800%,  01/02/98                200           200
                                           ----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT
OF
NET ASSETS
--------------------------------------------------------------------------------
AS OF
DECEMBER 31, 1997
(UNAUDITED)

TAX-FREE RESERVE (CONCLUDED)

--------------------------------------------------------
DESCRIPTION                  PAR (000)      VALUE (000)
--------------------------------------------------------
WISCONSIN -- 0.2%
Lac Du Flambeau, Wisconsin
   Lake Superior Chippewa
   Indians Special Obligation
   Simpson Electric Project
   (A) (B)
   3.700%,  01/07/98             $  400    $      400
                                           ----------
WYOMING -- 3.0%
Gillette County, Wyoming TECP
   3.800%,  01/15/98              1,400         1,400
Lincoln County, Wyoming
   Pollution Control Revenue
   Bond, Series 1984 B (A) (B)
   5.100%,  01/02/98              1,200         1,200
Lincoln County, Wyoming
   Pollution Control Exxon
   Project (A) (B)
   4.950%,  01/02/98                600           600
Lincoln County, Wyoming
   Resource Recovery Exxon
   Project, Series C (A) (B) (C)
   5.100%,  01/02/98                500           500
Platte County, Wyoming
   Pollution Control (A) (B)
   4.500%,  01/02/98              1,100         1,100
Platte County, Wyoming
   Pollution Control Revenue
   Bond, Series A (A) (B) (C)
   4.500%,  01/02/98                100           100
                                           ----------
                                                4,900
                                           ----------
TOTAL MUNICIPAL BONDS
(Cost $163,697)                               163,697
                                           ----------
TOTAL INVESTMENTS -- 99.1%
(Cost $163,697)                               163,697
                                           ----------
OTHER ASSETS AND LIABILITIES,
   NET-- 0.9%                                   1,521
                                           ----------

--------------------------------------------------------
DESCRIPTION                                 VALUE (000)
--------------------------------------------------------
NET ASSETS:
Portfolio Shares -- Class Y ($0.001 par
   value -- 250 million authorized) based
   on 152,872,746 outstanding shares        $ 152,872
Portfolio Shares -- Class C ($0.001 par
   value -- 250 million authorized) based
   on 12,374,650 outstanding shares            12,398
Accumulated Net Realized Loss
   on Investments                                 (54)
Undistributed Net Investment Income                 2
                                           ----------
TOTAL NET ASSETS-- 100.0%                    $165,218
                                           ==========
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE-- CLASS Y                    $1.00
                                           ==========
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE-- CLASS C                    $1.00
                                           ==========
(A) VARIABLE RATE SECURITIES--THE RATE REFLECTED ON THE STATEMENT OF THE NET ASSETS IS THE RATE IN EFFECT ON DECEMBER 31, 1997.
(B) PUT OR DEMAND FEATURES EXIST REQUIRING THE ISSUER TO REPURCHASE THE INSTRUMENT PRIOR TO MATURITY. THE MATURITY DATE SHOWN IS THE LESSOR OF THE PUT DEMAND OR MATURITY DATE.
(C) SECURITIES ARE HELD IN CONNECTION WITH A LETTER OF CREDIT ISSUED BY A MAJOR COMMERCIAL BANK OR FINANCIAL INSTITUTION.

FGIC -- FINANCIAL GUARANTY INSURANCE COMPANY
GO -- GENERAL OBLIGATION
TECP -- TAX EXEMPT COMMERCIAL PAPER
TRAN -- TAX AND REVENUE ANTICIPATION NOTE
SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                      [This page intentionally left blank.]

STATEMENT
OF
OPERATIONS                                              [SQUARE BULLET] COREFUND
--------------------------------------------------------------------------------
(000)

     COREFUND EQUITY FUNDS

AS OF
DECEMBER 31, 1997
(UNAUDITED)


                                                                                 ------------      --------------     --------------
                                                                                   EQUITY            CORE EQUITY         GROWTH
                                                                                 INDEX FUND            FUND(3)         EQUITY FUND
                                                                                 ------------      --------------     --------------
INVESTMENT INCOME:
     Dividends                                                                    $  2,223            $  3,344        $     561
     Interest                                                                           22                 138              123
     Less: Foreign taxes withheld                                                       --                  --               --
                                                                                  --------            --------        ---------
       Total investment income                                                       2,245               3,482              684
                                                                                  --------            --------        ---------
EXPENSES:
     Investment advisory fees                                                          533               2,147              632
     Less: waiver of investment advisory fees                                         (318)                 --               --
     Administrative fees                                                               333                 725              211
     Less: waiver of administrative fees                                              (119)               (164)             (76)
     Transfer agent fees & expenses                                                     36                  51               13
     Custodian fees                                                                     --                  --               --
     Professional fees                                                                   5                  23                3
     Registration & filing fees                                                          8                  14                4
     12b-1 fees--individual shares                                                      --                  23                7
     Taxes--other than income                                                            3                  13                2
     Printing fees                                                                      25                  57               17
     Organizational costs                                                               --                  --               --
     Miscellaneous                                                                      --                  14                6
                                                                                  --------            --------        ---------
       Total expenses                                                                  506               2,903              819
                                                                                  --------            --------        ---------
NET INVESTMENT INCOME (LOSS)                                                         1,739                 579             (135)
                                                                                  --------            --------        ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FORWARD FOREIGN CURRENCY
   CONTRACTS AND FOREIGN CURRENCY:
     Net realized gain from security transactions                                    5,184              40,986           11,173
     Net realized (loss) on forward foreign currency contracts and
       foreign currency transactions                                                    --                  --               --
     Net unrealized depreciation on forward foreign currency contracts and
       translation of assets and liabilities in foreign currencies                      --                  --               --
     Net change in unrealized appreciation (depreciation) on investments            17,916              20,773           10,360
                                                                                  --------            --------        ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                    $24,839             $62,338          $21,398
                                                                                  ========            ========        =========
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE - DECEMBER 31, 1997:
     CLASS Y
       1Net asset value, offer and redemption price                                $ 39.65            $  20.60         $  16.33
                                                                                  ========            ========        =========
     CLASS A
       1Net asset value, redemption price
        Maximum sales charge of 5.50%                                                39.66               20.61            16.27
                                                                                  --------            --------        ---------
       2Offering price                                                             $ 41.97            $  21.81         $  17.22
                                                                                  ========            ========        =========
     CLASS B
       4Net asset value and offering price                                         $ 39.12            $  18.31         $  16.19
                                                                                  ========            ========        =========


                                                                                   --------------   --------------   --------------
                                                                                      SPECIAL        INTERNATIONAL      BALANCED
                                                                                    EQUITY FUND       GROWTH FUND         FUND
                                                                                   --------------   --------------   --------------
INVESTMENT INCOME:
     Dividends                                                                       $    212           $ 1,039          $  379
     Interest                                                                              43               152           1,481
     Less: Foreign taxes withheld                                                          --              (111)             --
                                                                                     --------           -------          ------
       Total investment income                                                            255             1,080           1,860
                                                                                     --------           -------          ------
EXPENSES:
     Investment advisory fees                                                             607               666             444
     Less: waiver of investment advisory fees                                            (263)               --             (76)
     Administrative fees                                                                  101               208             158
     Less: waiver of administrative fees                                                  (36)              (75)            (57)
     Transfer agent fees & expenses                                                        21               (10)             11
     Custodian fees                                                                         5                 6              --
     Professional fees                                                                     (5)                2               3
     Registration & filing fees                                                             9                (7)             --
     12b-1 fees--individual shares                                                          4                 3               7
     Taxes--other than income                                                               1                --               1
     Printing fees                                                                         11                 2              16
     Organizational costs                                                                  --                --              18
     Miscellaneous                                                                          1                --              --
                                                                                     --------           -------          ------
       Total expenses                                                                     456               795             525
                                                                                     --------           -------          ------
NET INVESTMENT INCOME (LOSS)                                                             (201)              285           1,335
                                                                                     --------           -------          ------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FORWARD FOREIGN CURRENCY
   CONTRACTS AND FOREIGN CURRENCY:
     Net realized gain from security transactions                                       7,997             2,385           3,960
     Net realized (loss) on forward foreign currency contracts and
       foreign currency transactions                                                       --              (411)             --
     Net unrealized depreciation on forward foreign currency contracts and
       translation of assets and liabilities in foreign currencies                         --               (12)             --
     Net change in unrealized appreciation (depreciation) on investments               (1,796)          (10,180)          3,388
                                                                                     --------           -------          ------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                       $ 6,000            (7,933)         $8,683
                                                                                     ========           =======          ======
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE - DECEMBER 31, 1997:
     CLASS Y
       1Net asset value, offer and redemption price                                   $ 10.65           $ 13.28          $13.60
                                                                                     ========           =======          ======
     CLASS A
       1Net asset value, redemption price
        Maximum sales charge of 5.50%                                                   10.60             13.28           13.60
                                                                                     --------           -------          ------
       2Offering price                                                                $ 11.22           $ 14.05          $14.39
                                                                                     ========           =======          ======
     CLASS B
       4Net asset value and offering price                                            $ 10.48           $ 13.28          $13.51
                                                                                     ========           =======          ======

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0
1 NET ASSET VALUE PER SHARE, AS ILLUSTRATED, IS THE AMOUNT WHICH WOULD BE PAID UPON THE REDEMPTION OR EXCHANGE OF SHARES.
2 THE OFFER PRICE IS CALCULATED BY DIVIDING THE NET ASSET VALUE OF CLASS A BY 1 MINUS THE MAXIMUM SALES CHARGE OF 5.50%.
3  THIS FUND WAS FORMERLY KNOWN AS THE EQUITY FUND.
4 CLASS B HAS A CONTINGENT DEFERRED SALES CHARGE. FOR A DESCRIPTION OF POSSIBLE REDEMPTION CHARGE, SEE THE NOTES TO THE FINANCIAL STATEMENTS.
SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                    92 & 93

STATEMENT
OF
OPERATIONS                                              [SQUARE BULLET] COREFUND
--------------------------------------------------------------------------------
(000)

     COREFUND FIXED INCOME FUNDS

AS OF
DECEMBER 31, 1997
(UNAUDITED)


                                                                          --------------   --------------    -------------
                                                                            SHORT TERM         SHORT-
                                                                              INCOME        INTERMEDIATE      GOVERNMENT
                                                                               FUND           BOND FUND       INCOME FUND
                                                                          --------------   --------------    -------------
INVESTMENT INCOME
     Interest                                                                 $1,120            $5,458         $   758
                                                                              ------            ------          ------
       Total Investment income                                                 1,120             5,458             758
                                                                              ------            ------          ------
EXPENSES
     Investment advisory fees                                                    139               426              55
     Less: waiver of investment advisory fees                                    (92)             (170)             (2)
     Administrative fees                                                          47               213              28
     Less:waiver of administrative fees                                          (17)              (77)            (10)
     Transfer agent fees & expenses                                                6                18               2
     Custodian fees                                                                6                --              --
     Professional fees                                                            --                 4               1
     Registration & filing fees                                                   (3)                6               1
     12b-1 fees--individual shares                                                 1                 3               2
     Trustee fees                                                                  1                 2              --
     Printing fees                                                                 2                11               1
     Organizational costs                                                          1                --               3
     Miscellaneous                                                                 1                 6               1
                                                                              ------            ------          ------
       Total expenses                                                             92               442              82
                                                                              ------            ------          ------
NET INVESTMENT INCOME                                                          1,028             5,016             676
                                                                              ------            ------          ------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FORWARD FOREIGN CURRENCY
   CONTRACTS AND FOREIGN CURRENCY:
     Net realized gain (loss) from:
       Security transactions                                                       8               461              88
       Option transactions                                                        --                --              --
     Net realized gain on forward foreign currency contracts and
       foreign currency transactions                                              --                --              --
     Net unrealized depreciation on forward foreign currency
       contracts and translation of other assets and liabilities
       in foreign currencies                                                      --                --              --
     Net change in unrealized appreciation (depreciation)
       on investments                                                             68             1,670             515
                                                                              ------            ------          ------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                          $1,104            $7,147          $1,279
                                                                              ======            ======          ======
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE - JUNE 30, 1997:
     CLASS Y
     1Net asset value, offer and redemption price                             $ 9.99            $ 9.95          $10.03
                                                                              ======            ======          ======
     CLASS A
     1Net asset value, redemption price
      Maximum sales charge of 3.25% or 4.75%                                    9.98              9.95           10.03
                                                                              ------            ------          ------
     2Offering price                                                          $10.32            $10.28          $10.37
                                                                              ======            ======          ======

                                                                             ------------     --------------    ------------
                                                                                                 GLOBAL         INTERMEDIATE
                                                                                 BOND             BOND            MUNICIPAL
                                                                                 FUND             FUND            BOND FUND
                                                                             ------------     --------------    ------------
INVESTMENT INCOME
     Interest                                                                 $  6,153            $1,055          $    46
                                                                               -------           -------          -------
       Total Investment income                                                   6,153             1,055               46
                                                                               -------           -------          -------
EXPENSES
     Investment advisory fees                                                      675               108                5
     Less: waiver of investment advisory fees                                     (356)              (18)              (5)
     Administrative fees                                                           228                45                2
     Less:waiver of administrative fees                                            (82)              (16)              (1)
     Transfer agent fees & expenses                                                  7                (1)              --
     Custodian fees                                                                 11                 1               --
     Professional fees                                                               8                 1               --
     Registration & filing fees                                                     18                 1                2
     12b-1 fees-- individual shares                                                  2                --                1
     Trustee fees                                                                   --                --               --
     Printing fees                                                                  10                --               --
     Organizational costs                                                           --                 2                3
     Miscellaneous                                                                   5                --               --
                                                                               -------           -------          -------
       Total expenses                                                              526               123                7
                                                                               -------           -------          -------
NET INVESTMENT INCOME                                                            5,627               932               39
                                                                               -------           -------          -------
NETREALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FORWARD FOREIGN CURRENCY
   CONTRACTS AND FOREIGN CURRENCY:
     Net realized gain (loss) from:
       Security transactions                                                     1,499               (41)               3
       Option transactions                                                          --              (400)              --
     Net realized gain on forward foreign currency contracts and
       foreign currency transactions                                                --               450               --
     Net unrealized depreciation on forward foreign currency
       contracts and translation of other assets and liabilities
       in foreign currencies                                                        --               (98)              --
     Net change in unrealized appreciation (depreciation)
       on investments                                                            3,530               (90)              35
                                                                               -------           -------          -------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                           $10,656           $   753          $    77
                                                                               =======           =======          =======
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE - JUNE 30, 1997:
     CLASS Y
     1Net asset value, offer and redemption price                              $ 10.53           $  9.33           $10.25
                                                                               =======           =======          =======
     CLASS A
     1Net asset value, redemption price
      Maximum sales charge of 3.25% or 4.75%                                     10.53              9.32            10.25
                                                                               -------           -------          -------
     2Offering price                                                           $ 11.06           $  9.78           $10.59
                                                                               =======           =======          =======

                                                                               --------------    --------------
                                                                                PENNSYLVANIA       NEW JERSEY
                                                                                  MUNICIPAL         MUNICIPAL
                                                                                  BOND FUND         BOND FUND
                                                                               --------------    --------------
INVESTMENT INCOME
     Interest                                                                     $   375          $     53
                                                                                  -------           -------
       Total Investment income                                                        375                53
                                                                                  -------           -------
EXPENSES
     Investment advisory fees                                                          37                 5
     Less: waiver of investment advisory fees                                         (37)               (5)
     Administrative fees                                                               19                 2
     Less:waiver of administrative fees                                               (19)               (2)
     Transfer agent fees & expenses                                                     1                --
     Custodian fees                                                                    --                --
     Professional fees                                                                 --                --
     Registration & filing fees                                                         1                --
     12b-1 fees--individual shares                                                      4                 1
     Trustee fees                                                                      --                --
     Printing fees                                                                      1                --
     Organizational costs                                                               2                 1
     Miscellaneous                                                                     --                --
                                                                                  -------           -------
       Total expenses                                                                   9                 2
                                                                                  -------           -------
NET INVESTMENT INCOME                                                                 366                51
                                                                                  -------           -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FORWARD FOREIGN CURRENCY
   CONTRACTS AND FOREIGN CURRENCY:
     Net realized gain (loss) from:
       Security transactions                                                           40                (1)
       Option transactions                                                             --                --
     Net realized gain on forward foreign currency contracts and
       foreign currency transactions                                                   --                --
     Net unrealized depreciation on forward foreign currency
       contracts and translation of other assets and liabilities
       in foreign currencies                                                           --                --
     Net change in unrealized appreciation (depreciation)
       on investments                                                                 378                57
                                                                                  -------           -------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                              $   784           $   107
                                                                                  =======           =======
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE - JUNE 30, 1997:
     CLASS Y
     1Net asset value, offer and redemption price                                  $10.77            $10.46
                                                                                  =======           =======
     CLASS A
     1Net asset value, redemption price
      Maximum sales charge of 3.25% or 4.75%                                        10.78             10.45
                                                                                  -------           -------
     2Offering price                                                               $11.32            $10.97
                                                                                  =======           =======

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
1 NET ASSET VALUE PER SHARE, AS ILLUSTRATED, IS THE AMOUNT WHICH WOULD BE PAID
  UPON THE REDEMPTION OR EXCHANGE OF SHARES.
2 THE OFFER PRICE IS CALCULATED BY DIVIDING THE NET ASSET VALUE OF CLASS A BY 1
  MINUS THE MAXIMUM SALES CHARGE OF 3.25% FOR THE SHORT TERM INCOME, SHORT-INTERMEDIATE BOND, GOVERNMENT INCOME AND INTERMEDIATE MUNICIPAL BOND FUNDS AND 4.75% FOR THE BOND, GLOBAL BOND, PENNSYLVANIA MUNICIPAL BOND AND NEW JERSEY MUNICIPAL BOND FUNDS.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                    94 & 95

STATEMENT
OF
OPERATIONS                                              [SQUARE BULLET] COREFUND
--------------------------------------------------------------------------------
(000)

     COREFUND MONEY MARKET FUNDS

AS OF
DECEMBER 31, 1997
(UNAUDITED)

                                                                      --------         -------        --------
                                                                      TREASURY          CASH          TAX-FREE
                                                                       RESERVE         RESERVE         RESERVE
                                                                      --------         -------        --------
INVESTMENT INCOME:
   Interest                                                           $ 24,754        $ 27,544         $ 2,735
                                                                      --------        --------         -------
     Total investment income                                            24,754          27,544           2,735
                                                                      --------        --------         -------
EXPENSES:
   Investment advisory fees                                              1,113           1,926             185
   Less: waiver of investment advisory fees                               (401)           (481)            (67)
   Administrative fees                                                   1,781           1,204             296
   Less: waiver of administrative fees                                    (446)           (433)            (74)
   Transfer agent fees & expenses                                           71             117              14
   Custodian fees                                                            1               1              --
   Professional fees                                                        25              10               3
   Registration & filing fees                                                4              60              20
   12b-1 fees                                                               23              64              12
   Trustee fees                                                             10              11               5
   Printing                                                                 65              77               5
   Miscellaneous                                                            63              32              (1)
                                                                      --------        --------         -------
   Total expenses                                                        2,309           2,588             398
                                                                      --------        --------         -------
   NET INVESTMENT INCOME                                                22,445          24,956           2,337
                                                                      --------        --------         -------
   NET REALIZED GAIN ON INVESTMENTS:
   Net realized gain from security
     transactions                                                           14               5              --
                                                                      --------        --------         -------
   NET INCREASE IN NET ASSETS RESULTING
     FROM OPERATIONS                                                  $ 22,459        $ 24,961         $ 2,337
                                                                      ========        ========         =======

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                      [This page intentionally left blank.]

STATEMENT
OF CHANGES
IN NET ASSETS                                           [SQUARE BULLET] COREFUND
--------------------------------------------------------------------------------
(000)

     COREFUND EQUITY FUNDS

AS OF
DECEMBER 31, 1997
(UNAUDITED)



                                                                                        -------------------     -------------------
                                                                                               EQUITY                CORE EQUITY
                                                                                             INDEX FUND                FUND(2)
                                                                                        -------------------     -------------------
                                                                                         7/1/97     7/1/96       7/1/97     7/1/96
                                                                                           TO         TO           TO         TO
                                                                                        12/31/97    6/30/97     12/31/97    6/30/97
                                                                                        --------    -------     --------    -------
OPERATIONS:
   Net investment income                                                              $   1,739     $ 3,256      $   579 $   2,927
   Net realized gain on investments, forward foreign currency contracts and foreign
     currency                                                                             5,184       3,591       40,986    66,598
   Net unrealized appreciation on investments, forward foreign currency contracts
     and translation of assets and liabilites in foreign currencies                      17,916      55,389       20,773    67,597
                                                                                       --------    --------     --------  --------
   Net increase (decrease) in net assets resulting from operations                       24,839      62,236       62,338   137,122
                                                                                       --------    --------     --------  --------
DIVIDENDS DISTRIBUTED FROM:
   Net investment income:
     Class Y                                                                             (1,685)     (3,225)        (595)   (2,858)
     Class A                                                                                (48)        (28)          --       (49)
     Class B                                                                                 (2)         --           --        --
   Net realized gains:
     Class Y                                                                             (8,013)     (1,484)     (69,731)  (35,253)
     Class A                                                                               (265)         (6)      (2,421)     (977)
     Class B                                                                                (16)         --          (17)       --
                                                                                       --------    --------     --------  --------
       Total dividends distributed                                                      (10,029)     (4,743)     (72,764)  (39,137)
                                                                                       --------    --------     --------  --------
CAPITAL TRANSACTIONS (1):
   Class Y:
     Proceeds from shares issued                                                         24,068          --       48,159    56,759
     Reinvestment of cash distributions                                                   8,774          --       63,917    38,110
     Cost of shares redeemed                                                            (25,937)         --      (59,580)  (89,855)
                                                                                       --------    --------     --------  --------
     Increase in net assets from Class Y transactions                                     6,905          --       52,496     5,014
                                                                                       --------    --------     --------  --------
   Class A:
     Proceeds from shares issued                                                          4,631      43,492        2,811     3,395
     Reinvestment of cash distributions                                                     330       4,960        2,403     1,038
     Cost of shares redeemed                                                               (655)    (30,407)      (1,722)   (2,376)
                                                                                       --------    --------     --------  --------
     Increase in net assets from Class A transactions                                     4,306      18,045        3,492     2,057
                                                                                       --------    --------     --------  --------
   Class B:
     Proceeds from shares issued                                                            732       4,101          132        --
     Reinvestment of cash distributions                                                      18          34           17        --
     Cost of shares redeemed                                                                 (5)       (103)          --        --
                                                                                       --------    --------     --------  --------
     Increase (decrease) in net assets from Class B transactions                            745       4,032          149        --
                                                                                       --------    --------     --------  --------
Increase in net assets derived from capital share transactions                           11,956      22,077       56,137     7,071
                                                                                       --------    --------     --------  --------
     Net increase (decrease) in net assets                                               26,766      79,570       45,711   105,056
                                                                                       --------    --------     --------  --------
NET ASSETS:
   Beginning of period                                                                  245,920     166,350      531,058   426,002
                                                                                       --------    --------     --------  --------
   End of period                                                                       $272,686    $245,920     $576,769  $531,058
                                                                                       ========    ========     ========  ========

                                                                                       -------------------   ------------------
                                                                                             GROWTH                SPECIAL
                                                                                           EQUITY FUND           EQUITY FUND
                                                                                       -------------------   ------------------
                                                                                        7/1/97     7/1/96     7/1/97    7/1/96
                                                                                          TO         TO         TO        TO
                                                                                       12/31/97    6/30/97   12/31/97   6/30/97
                                                                                       --------    -------   --------   -------
OPERATIONS:
   Net investment income                                                                $  (135) $    399     $ (201) $    121
   Net realized gain on investments, forward foreign currency contracts and foreign
     currency                                                                            11,173    14,635      7,997     7,793
   Net unrealized appreciation on investments, forward foreign currency contracts
     and translation of assets and liabilites in foreign currencies                      10,360    12,411     (1,796)    3,603
                                                                                       --------  --------    -------   -------
   Net increase (decrease) in net assets resulting from operations                       21,398    27,445      6,000    11,517
                                                                                       --------  --------    -------   -------
DIVIDENDS DISTRIBUTED FROM:
   Net investment income:
     Class Y                                                                                --       (393)        --      (177)
     Class A                                                                                --         (3)       --         (2)
     Class B                                                                                 --        --         --        --
   Net realized gains:
     Class Y                                                                            (11,719)  (13,864)      (350)  (13,011)
     Class A                                                                               (400)     (404)    (9,099)     (307)
     Class B                                                                                 (7)       --        (15)       --
                                                                                       --------  --------    -------   -------
       Total dividends distributed                                                      (12,126)  (14,664)    (9,464)  (13,497)
                                                                                       --------  --------    -------   -------
CAPITAL TRANSACTIONS (1):
   Class Y:
     Proceeds from shares issued                                                         18,945        --      7,178        --
     Reinvestment of cash distributions                                                  10,162        --      8,424        --
     Cost of shares redeemed                                                            (23,121)       --    (10,285)       --
                                                                                       --------  --------    -------   -------
     (Decrease) in net assets from Class Y transactions                                   5,986        --      5,317        --
                                                                                       --------  --------    -------   -------
   Class A:
     Proceeds from shares issued                                                            728    38,807        516    13,884
     Reinvestment of cash distributions                                                     400    12,752        349    13,074
     Cost of shares redeemed                                                               (390)  (36,303)      (179)  (16,684)
                                                                                       --------  --------    -------   -------
     Increase in net assets from Class A transactions                                       738    15,256        686    10,274
                                                                                       --------  --------    -------   -------
   Class B:
     Proceeds from shares issued                                                            102     1,712        124     1,020
     Reinvestment of cash distributions                                                       7       410         15       310
     Cost of shares redeemed                                                                --     (1,001)       --       (121)
                                                                                       --------  --------    -------   -------
     Increase (decrease) in net assets from Class B transactions                            109     1,121        139     1,209
                                                                                       --------  --------    -------   -------
Increase in net assets derived from capital share transactions                            6,833    16,377      6,142    11,483
                                                                                       --------  --------    -------   -------
     Net increase (decrease) in net assets                                               16,105    29,158      2,678     9,503
                                                                                       --------  --------    -------   -------
NET ASSETS:
   Beginning of period                                                                  152,393   123,235     74,327    64,824
                                                                                       --------  --------    -------   -------
   End of period                                                                       $168,498  $152,393    $77,005   $74,327
                                                                                       ========  ========    =======   =======

                                                                                        -------------------      -------------------
                                                                                            INTERNATIONAL             BALANCED
                                                                                             GROWTH FUND                FUND
                                                                                        -------------------      -------------------
                                                                                         7/1/97     7/1/96        7/1/97     7/1/96
                                                                                           TO         TO            TO         TO
                                                                                        12/31/97    6/30/97      12/31/97    6/30/97
                                                                                        --------    -------      --------    -------
OPERATIONS:
   Net investment income                                                                $    285    $   969       $ 1,335 $   3,139
   Net realized gain on investments, forward foreign currency contracts and foreign
     currency                                                                              1,974      5,290         3,960     7,717
   Net unrealized appreciation on investments, forward foreign currency contracts
     and translation of assets and liabilites in foreign currencies                      (10,192)    15,689         3,388     6,601
                                                                                        --------   --------      --------  --------
   Net increase (decrease) in net assets resulting from operations                        (7,933)    21,948         8,683    17,457
                                                                                        --------   --------      --------  --------
DIVIDENDS DISTRIBUTED FROM:
   Net investment income:
     Class Y                                                                              (1,958)    (3,802)       (1,280)   (3,056)
     Class A                                                                                 (22)       (53)          (48)      (92)
     Class B                                                                                  --         --            (2)       --
   Net realized gains:
     Class Y                                                                              (6,263)    (8,375)       (6,356)   (5,885)
     Class A                                                                                 (93)      (130)         (282)     (184)
     Class B                                                                                  (1)        --           (28)       --
                                                                                        --------   --------      --------  --------
       Total dividends distributed                                                        (8,337)   (12,360)       (7,996)   (9,217)
                                                                                        --------   --------      --------  --------
CAPITAL TRANSACTIONS (1):
   Class Y:
     Proceeds from shares issued                                                          43,065     34,899        11,645        --
     Reinvestment of cash distributions                                                    7,249     11,015         6,080        --
     Cost of shares redeemed                                                             (38,992)   (31,528)      (10,793)       --
                                                                                        --------   --------      --------  --------
     (Decrease) in net assets from Class Y transactions                                   11,322     14,386         6,932        --
                                                                                        --------   --------      --------  --------
   Class A:
     Proceeds from shares issued                                                             358        489         1,546    23,565
     Reinvestment of cash distributions                                                       11        178           323     8,737
     Cost of shares redeemed                                                                (238)      (506)         (519)  (29,150)
                                                                                        --------   --------      --------  --------
     Increase in net assets from Class A transactions                                        131        161         1,350     3,152
                                                                                        --------   --------      --------  --------
   Class B:
     Proceeds from shares issued                                                              14         --           568     1,285
     Reinvestment of cash distributions                                                        1         --            30       293
     Cost of shares redeemed                                                                  --         --           --       (833)
                                                                                        --------   --------      --------  --------
     Increase (decrease) in net assets from Class B transactions                              15         --           598       745
                                                                                        --------   --------      --------  --------
Increase in net assets derived from capital share transactions                            11,468     14,547         8,880     3,897
                                                                                        --------   --------      --------  --------
     Net increase (decrease) in net assets                                                (4,802)    24,135         9,567    12,137
                                                                                        --------   --------      --------  --------
NET ASSETS:
   Beginning of period                                                                   165,548    141,413       117,840   105,703
                                                                                        --------   --------      --------  --------
   End of period                                                                        $160,746   $165,548      $127,407  $117,840
                                                                                        ========   ========      ========  ========

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
(1) FOR CAPITAL SHARE TRANSACTIONS PLEASE SEE FOOTNOTE 8 IN THE NOTES TO THE FINANCIAL STATEMENTS.
(2) THIS FUND WAS FORMERLY KNOWN AS THE EQUITY FUND.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                    98 & 99

STATEMENT
OF CHANGES
IN NET ASSETS                                          [SQUARE BULLET]  COREFUND
--------------------------------------------------------------------------------
(000)

     COREFUND FIXED INCOME FUNDS

AS OF
DECEMBER 31, 1997
(UNAUDITED)

                                                             ---------------- ----------------- ----------------
                                                                                   SHORT-
                                                                SHORT TERM      INTERMEDIATE       GOVERNMENT
                                                                INCOME FUND       BOND FUND        INCOME FUND
                                                             ---------------- ----------------- ----------------

                                                              7/1/97  7/1/96   7/1/97   7/1/96   7/1/97  7/1/96
                                                                TO      TO       TO       TO       TO      TO
                                                             12/31/97 6/30/97 12/31/97  6/30/97 12/31/97 6/30/97
                                                             -------- ------- --------  ------- -------- -------
OPERATIONS:
   Net investment income                                     $ 1,028 $ 1,757  $  5,016 $ 10,074   $  676 $  1,293
   Net realized gain (loss) on investments, forward foreign
     currency contracts and foreign currency                       8      (8)      461      (26)      88     (156)
   Net unrealized appreciation (depreciation) on investments, forward foreign currency contracts and translation of
     assets and liabilites in foreign currencies                  68      91     1,670      993      505      434
                                                             ------- -------  -------- --------  -------  -------
   Net increase in net assets resulting from operations        1,104   1,840     7,147   11,041    1,269    1,571
                                                             ------- -------  -------- --------  -------  -------
DIVIDENDS DISTRIBUTED FROM:
   Net investment income:
     Class Y                                                  (1,015) (1,748)   (4,933)  (9,902)    (624)  (1,204)
     Class A                                                     (13)     (9)      (77)    (172)     (51)     (90)
   Net realized gains:
     Class Y                                                      --      --        --       --      --        --
     Class A                                                      --      --        --       --       --       --
                                                             ------- -------  -------- --------  -------  -------
       Total dividends distributed                            (1,028) (1,757)   (5,010) (10,074)    (675)  (1,294)
                                                             ------- -------  -------- --------  -------  -------
CAPITAL TRANSACTIONS (1):
   Class Y:
     Proceeds from shares issued                               6,147  16,475    20,016   45,113    3,060    8,152
     Reinvestment of cash distributions                          880   1,808     4,505    9,516      352      612
     Cost of shares redeemed                                  (6,908)(11,486)  (19,785) (52,263)  (1,936)  (3,957)
                                                             ------- -------  -------- --------  -------  -------
     Increase (decrease) in net assets from Class Y
        transactions                                             119   6,797     4,736    2,366    1,476    4,807
                                                             ------- -------  -------- --------  -------  -------
   Class A:
     Proceeds from shares issued                                  63     483       289      391      308      579
     Reinvestment of cash distributions                           13       9        59      143       43       85
     Cost of shares redeemed                                      --      (1)     (305)    (865)    (229)    (311)
                                                             ------- -------  -------- --------  -------  -------
     Increase (decrease) in net assets from Class A
         transactions                                             76     491        43     (331)     122      353
                                                             ------- -------  -------- --------  -------  -------
Increase (decrease) in net assets derived from capital
   share transactions                                            195   7,288     4,779    2,035    1,598    5,160
                                                             ------- -------  -------- --------  -------  -------
     Net increase (decrease) in net assets                       271   7,371     6,916    3,002    2,192    5,437
                                                             ------- -------  -------- --------  -------  -------
NET ASSETS:
   Beginning of period                                        37,504  30,133   165,905  162,903   20,667   15,230
                                                             ------- -------  -------- --------  -------  -------
   End of period                                             $37,775 $37,504  $172,821 $165,905  $22,859  $20,667
                                                             ======= =======  ======== ========  =======  =======

                                                               -----------------       -----------------      ------------------
                                                                                                                 INTERMEDIATE
                                                                      BOND                  GLOBAL                MUNICIPAL
                                                                      FUND                 BOND FUND               BOND FUND
                                                               -----------------       -----------------      ------------------

                                                                7/1/97    7/1/96        7/1/97   7/1/96        7/1/97    7/1/96
                                                                  TO        TO            TO       TO            TO        TO
                                                               12/31/97   6/30/97      12/31/97  6/30/97      12/31/97   6/30/97
                                                               --------   -------      --------  -------      --------   -------
OPERATIONS:
   Net investment income                                         $ 5,627 $ 12,245        $   931  $ 1,774         $  39 $     71
   Net realized gain (loss) on investments, forward foreign
     currency contracts and foreign currency                       1,499     (735)             9      423             3       (6)
   Net unrealized appreciation (depreciation) on investments, forward foreign currency contracts and translation of
     assets and liabilites in foreign currencies                   3,530    2,749           (188)    (149)           35       25
                                                                -------- --------        -------  -------       -------  -------
   Net increase in net assets resulting from operations           10,656   14,259            753    2,048            77       90
                                                                -------- --------        -------  -------       -------  -------
DIVIDENDS DISTRIBUTED FROM:
   Net investment income:
     Class Y                                                      (5,574) (12,161)        (1,509)  (2,621)          (20)     (34)
     Class A                                                         (53)     (84)           (10)     (13)          (19)     (37)
   Net realized gains:
     Class Y                                                          --       --             --       --            --       --
     Class A                                                          --       --             --       --            --       --
                                                                -------- --------        -------  -------       -------  -------
       Total dividends distributed                                (5,627) (12,245)        (1,519)  (2,634)          (39)     (71)
                                                                -------- --------        -------  -------       -------  -------
CAPITAL TRANSACTIONS (1):
   Class Y:
     Proceeds from shares issued                                  11,940   18,942            911      107            34      841
     Reinvestment of cash distributions                            5,007   12,215          1,285    2,670             7       12
     Cost of shares redeemed                                     (30,726) (49,397)          (400)    (602)         (147)    (269)
                                                                -------- --------        -------  -------       -------  -------
     Increase (decrease) in net assets from Class Y transactions (13,779) (18,240)         1,796    2,175          (106)     584
                                                                -------- --------        -------  -------       -------  -------
   Class A:
     Proceeds from shares issued                                     427      579             69       31            66       80
     Reinvestment of cash distributions                               46       78             10       15            17       37
     Cost of shares redeemed                                        (117)    (323)           (10)     (13)          (95)    (186)
                                                                -------- --------        -------  -------       -------  -------
     Increase (decrease) in net assets from Class A transactions     356      334             69       33           (12)     (69)
                                                                -------- --------        -------  -------       -------  -------
Increase (decrease) in net assets derived from capital
   share transactions                                            (13,423) (17,906)         1,865    2,208          (118)     515
                                                                -------- --------        -------  -------       -------  -------
     Net increase (decrease) in net assets                        (8,394) (15,892)         1,099    1,622           (80)     534
                                                                -------- --------        -------  -------       -------  -------
NET ASSETS:
   Beginning of period                                           183,986  199,878         34,772   33,150         1,952    1,418
                                                                -------- --------        -------  -------       -------  -------
   End of period                                                $175,592 $183,986        $35,871  $34,772       $ 1,872  $ 1,952
                                                                ======== ========        =======  =======       =======  =======

                                                               ------------------      -----------------
                                                                  PENNSYLVANIA            NEW JERSEY
                                                                    MUNICIPAL              MUNICIPAL
                                                                    BOND FUND              BOND FUND
                                                               ------------------      -----------------

                                                                7/1/97    7/1/96        7/1/97   7/1/96
                                                                  TO        TO            TO       TO
                                                               12/31/97   6/30/97      12/31/97  6/30/97
                                                               --------   -------      --------  -------
OPERATIONS:
   Net investment income                                          $  366  $    583        $  51 $      81
   Net realized gain (loss) on investments, forward foreign
     currency contracts and foreign currency                          40        20           (1)       (3)
   Net unrealized appreciation (depreciation) on investments, forward foreign currency contracts and translation of
     assets and liabilites in foreign currencies                     378       240           57        24
                                                                 -------   -------      -------   -------
   Net increase in net assets resulting from operations              784       843          107       102
                                                                 -------   -------      -------   -------
DIVIDENDS DISTRIBUTED FROM:
   Net investment income:
     Class Y                                                        (290)     (521)         (40)      (65)
     Class A                                                         (76)      (62)         (11)      (16)
   Net realized gains:
     Class Y                                                          --        --           --        (8)
     Class A                                                          --        --           --        (2)
                                                                 -------   -------      -------   -------
       Total dividends distributed                                  (366)     (583)         (51)      (91)
                                                                 -------   -------      -------   -------
CAPITAL TRANSACTIONS (1):
   Class Y:
     Proceeds from shares issued                                   2,871     3,530          172       525
     Reinvestment of cash distributions                              126       297           14        14
     Cost of shares redeemed                                        (586)   (2,772)        (102)     (388)
                                                                 -------   -------      -------   -------
     Increase (decrease) in net assets from Class Y transactions   2,411     1,055           84       151
                                                                 -------   -------      -------   -------
   Class A:
     Proceeds from shares issued                                   2,567     1,341          168        99
     Reinvestment of cash distributions                               64        56            9        15
     Cost of shares redeemed                                        (133)     (420)         (72)      (22)
                                                                 -------   -------      -------   -------
     Increase (decrease) in net assets from Class A transactions   2,498       977          105        92
                                                                 -------   -------      -------   -------
Increase (decrease) in net assets derived from capital
   share transactions                                              4,909     2,032          189       243
                                                                 -------   -------      -------   -------
     Net increase (decrease) in net assets                         5,327     2,292          245       254
                                                                 -------   -------      -------   -------
NET ASSETS:
   Beginning of period                                            12,175     9,883        1,875     1,621
                                                                 -------   -------      -------   -------
   End of period                                                 $17,502   $12,175      $ 2,120   $ 1,875
                                                                 =======   =======      =======   =======

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
(1) FOR CAPITAL SHARE TRANSACTIONS PLEASE SEE FOOTNOTE 8 IN THE NOTES TO THE FINANCIAL STATEMENTS.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                    100 & 101

STATEMENT
OF CHANGES
IN NET ASSETS                                           [SQUARE BULLET] COREFUND
--------------------------------------------------------------------------------
(000)

     COREFUND MONEY MARKET FUNDS

AS OF
DECEMBER 31, 1997
(UNAUDITED)

                                                       -------------------    -------------------   ------------------
                                                            TREASURY                 CASH                TAX-FREE
                                                             RESERVE                RESERVE               RESERVE
                                                       -------------------    -------------------   ------------------
                                                        7/1/97     7/1/96      7/1/97     7/1/96     7/1/97    7/1/96
                                                          TO         TO          TO         TO         TO        TO
                                                       12/31/97    6/30/97    12/31/97    6/30/97   12/31/97   6/30/97
                                                       --------    -------    --------    -------   --------   -------
OPERATIONS:
   Net investment income                             $   22,445  $   43,860  $  24,956  $   44,127  $  2,337 $   3,787
   Net realized gain (loss) on securities transactions       14           8          5           1        --        (1)
                                                     ----------  ---------- ----------  ----------  -------- ---------
   Net increase in net assets resulting from operations  22,459      43,868     24,961      44,128     2,337     3,786
                                                     ----------  ---------- ----------  ----------  -------- ---------
DIVIDENDS DISTRIBUTED FROM:
   Net investment income:
     Class Y                                            (22,007)    (43,173)   (23,686)    (43,042)   (2,224)   (3,677)
     Class C                                               (438)       (687)    (1,270)     (1,085)     (135)      (86)
                                                     ----------  ---------- ----------  ----------  -------- ---------
       Total dividends distributed                      (22,445)    (43,860)   (24,956)    (44,127)   (2,359)   (3,763)
                                                     ----------  ---------- ----------  ----------  -------- ---------
CAPITAL SHARE TRANSACTIONS:
   Class Y
     Proceeds from shares issued                      1,198,732   2,548,964  1,003,078   2,154,887   170,940   392,069
     Reinvestment of cash distributions                   1,462       4,246      1,865       3,136        96       229
     Cost of shares redeemed                         (1,228,616) (2,610,396)  (961,599) (2,061,985) (137,772) (376,938)
                                                     ----------  ---------- ----------  ----------  -------- ---------
     Increase (decrease) in net assets from Class Y
       transactions                                     (28,422)    (57,186)    70,344      96,038    33,264    15,360
                                                     ----------  ---------- ----------  ----------  -------- ---------
   Class C
     Proceeds from shares issued                         34,333      12,429    107,066      44,890    24,342     3,779
     Reinvestment of cash distributions                     272         264      1,229       1,023       132        79
     Cost of shares redeemed                            (22,458)    (19,933)   (56,508)    (37,956)  (15,279)   (3,506)
                                                     ----------  ---------- ----------  ----------  -------- ---------
     Increase (decrease) in net assets from Class C
       transactions                                      12,147      (7,240)    51,787       7,957     9,195       352
                                                     ----------  ---------- ----------  ----------  -------- ---------
   Class B
     Proceeds from shares issued                             --          --         88          --        --        --
     Reinvestment of cash distributions                      --          --         --          --        --        --
     Cost of shares redeemed                                 --          --         (8)         --        --        --
                                                     ----------  ---------- ----------  ----------  -------- ---------
     Increase in net assets from Class B
       transactions                                          --          --         80          --        --        --
                                                     ----------  ---------- ----------  ----------  -------- ---------
     Increase (decrease) in net assets derived from
       capital share transactions                        16,275     (64,426)   122,211     103,995    42,459    15,712
                                                     ----------  ---------- ----------  ----------  -------- ---------
       Net (decrease) increase in net assets             16,261     (64,418)   122,216     103,996    42,437    15,735
                                                     ----------  ---------- ----------  ----------  -------- ---------
NET ASSETS:
   Beginning of period                                  847,530     911,948    913,944     809,948   122,781   107,046
                                                     ----------  ---------- ----------  ----------  -------- ---------
   End of period                                     $  831,269  $  847,530 $1,036,160  $  913,944  $165,218 $ 122,781
                                                     ==========  ========== ==========  ==========  ======== =========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                      [This page intentionally left blank.]

FINANCIAL
HIGHLIGHTS
--------------------------------------------------------------------------------

     COREFUND EQUITY FUNDS

AS OF
DECEMBER 31, 1997
(UNAUDITED)


For a Share Outstanding Throughout the Period

                                                                                                        NET
           NET ASSET    NET        REALIZED AND   DISTRIBUTIONS  DISTRIBUTIONS     NET                 ASSETS     RATIO
             VALUE   INVESTMENT     UNREALIZED      FROM NET         FROM       ASSET VALUE             END    OF EXPENSES
           BEGINNING   INCOME    GAINS OR (LOSSES) INVESTMENT      CAPITAL         END        TOTAL  OF PERIOD TO AVERAGE
           OF PERIOD   (LOSS)     ON SECURITIES      INCOME         GAINS       OF PERIOD    RETURN8   (000)   NET ASSETS
           --------- ----------  ---------------- -------------  -------------  -----------  ------- --------- -----------
-----------------
EQUITY INDEX FUND
-----------------
   CLASS Y**
   1997(A)     $37.39 $ 0.26         $ 3.50          $(0.26)        $(1.24)       $39.65     10.12%+ $262,831    0.37%
   1997         28.47   0.51           9.16           (0.51)         (0.24)        37.39     34.44    241,413    0.37
   1996         23.79   0.51           5.47           (0.51)         (0.79)        28.47     25.69    166,350    0.35
   1995         20.54   0.52           4.24           (0.52)         (0.99)        23.79     24.45    112,533    0.37
   1994         20.97   0.55          (0.43)          (0.55)            --         20.54      0.55     72,552    0.35
   1993         19.22   0.52           1.84           (0.52)         (0.09)        20.97     12.39     50,551    0.49
   1992         18.46   0.52           1.80           (0.48)         (1.08)        19.22     12.59     20,166    0.57
   19911        19.48   0.03          (0.94)          (0.02)         (0.09)        18.46     (4.64)+   12,117    0.97
   CLASS A
   1997(A)     $37.37 $ 0.26         $ 3.51          $(0.24)        $(1.24)       $39.66      2.74%+ $  9,113    0.37%
   1997(10)     29.62   0.32           8.05           (0.38)         (0.24)        37.37     28.58+     4,507    0.37
   CLASS B
   1997(A)(12) $39.16 $ 0.16         $ 1.27          $(0.23)        $(1.24)       $39.12      3.37%+ $    742    1.37%

-------------------
CORE EQUITY FUND(9)
-------------------
   CLASS Y*
   1997(A)     $21.11 $   --         $ 2.41          $   --         $(2.92)       $20.60     11.87%+ $557,593    0.99%
   1997         17.26   0.12           5.32           (0.12)         (1.47)        21.11     33.10    515,015    0.98
   1996         17.07   0.14           1.49           (0.14)         (1.30)        17.26     19.24    414,824    0.97
   INSTITUTIONAL CLASS*
   1995        $15.00 $ 0.19         $ 2.87          $(0.19)        $(0.80)       $17.07     22.00%  $378,352    1.05%
   CLASS A*
   1997(A)     $21.13 $   --         $ 2.40          $   --         $(2.92)       $20.61     11.70%+ $ 19,043    1.24%
   1997         17.28   0.07           5.32           (0.07)         (1.47)        21.13     32.74     16,043    1.23
   1996         17.08   0.12           1.49           (0.11)         (1.30)        17.28     19.11     11,178    1.22
   RETAIL CLASS*
   1995        $15.00 $ 0.18         $ 2.87          $(0.17)        $(0.80)       $17.08     21.94%  $  6,591    1.34%
   PRIOR CLASS
   1994        $15.39 $ 0.11         $ 0.22          $(0.11)        $(0.61)       $15.00      2.21%  $ 50,128    1.49%
   1993         13.93   0.14           1.89           (0.14)         (0.43)        15.39     14.90     45,677    1.20
   1992         13.08   0.19           1.02           (0.19)         (0.17)        13.93      9.27     28,103    0.92
   1991          8.95   0.26           4.13           (0.26)            --         13.08     49.37     12,830    0.54
   1990(2)      10.00   0.14          (1.05)          (0.14)            --          8.95     (9.22)     5,982    0.65
   CLASS B
   1997(A)(12) $23.05 $(4.44)        $ 2.62          $   --         $(2.92)       $18.31     (7.39)%+$    133    1.99%

------------------
GROWTH EQUITY FUND
------------------
   CLASS Y**
   1997(A)     $15.43 $ 0.01         $ 2.16          $   --         $(1.24)       $16.33     14.11%+ $162,698    0.96%
   1997         14.19   0.04           2.81           (0.04)         (1.57)        15.43     21.67    147,700    0.96
   1996         11.18   0.08           3.36           (0.08)         (0.35)        14.19     31.36    120,073    0.89
   1995          9.11   0.08           2.07           (0.08)            --         11.18     23.71     91,345    0.76
   1994          9.95   0.05          (0.84)          (0.05)            --          9.11     (8.01)    64,877    0.69
   1993          8.74   0.08           1.21           (0.08)            --          9.95     14.76     63,777    0.43
   19923        10.00   0.05          (1.26)          (0.05)            --          8.74    (12.05)+   33,418    0.14
   CLASS A**
   1997(A)     $15.39 $(0.03)        $ 2.15          $   --         $(1.24)       $16.27     14.02%+ $  5,699    1.21%
   1997         14.17   0.01           2.79           (0.01)         (1.57)        15.39     21.29      4,693    1.21
   1996         11.17   0.05           3.35           (0.05)         (0.35)        14.17     31.00      3,162    1.14
   1995          9.10   0.06           2.07           (0.06)            --         11.17     23.44      2,043    1.01
   1994          9.95   0.04          (0.85)          (0.04)            --          9.10     (8.13)     1,730    0.94
   19934         9.80   0.03           0.15           (0.03)            --          9.95      1.80+     5,224    0.80
   CLASS B
   1997(A)(13) $17.32 $(0.02)        $ 0.13          $   --         $(1.24)       $16.19      0.85%+ $    101    1.96%


                               RATIO    RATIO OF NET
                  RATIO     OF EXPENSES INCOME (LOSS)
                  OF NET    TO AVERAGE   TO AVERAGE
                  INCOME    NET ASSETS   NET ASSETS   PORTFOLIO  AVG.
                 TO AVERAGE (EXCLUDING   (EXCLUDING   TURNOVER   COMM.
                 NET ASSETS   WAIVERS)    WAIVERS)     RATE***  RATE11
                 ----------  ----------- ------------ --------- ------
-----------------
EQUITY INDEX FUND
-----------------
   CLASS Y*
   1997(A)         1.30%      0.71%         0.96%         9%  $0.0621
   1997            1.63       0.71          1.29         11    0.0639
   1996            1.94       0.71          1.59         13    0.0641
   1995            2.48       0.76          2.09         27     N/A
   1994            2.63       0.75          2.23         13     N/A
   1993            2.82       0.88          2.43          4     N/A
   1992            2.66       1.06          2.17         27     N/A
   19911           1.79       1.20          1.56         --     N/A
   CLASS A
   1997(A)         1.05%      0.71%         0.71%         9%  $0.0621
   1997(10)        1.51       0.69          1.19         11    0.0639
   CLASS B
   1997(A)(12)     0.30%      1.71%        (0.04)%        9%  $0.0621

-------------------
CORE EQUITY FUND(9)
-------------------
   CLASS Y*
   1997(A)         0.21%      1.05%         0.15%        23%  $0.0658
   1997            0.63       1.03          0.58         79    0.0624
   1996            1.15       1.01          1.11        114    0.0636
   INSTITUTIONAL CLASS*
   1995            1.44%      1.10%         1.44%       119%    N/A
   CLASS A*
   1997(A)        (0.04)%     1.30%        (0.10)%       23%  $0.0658
   1997            0.38       1.28          0.33         79    0.0624
   1996            0.89       1.26          0.85        114    0.0636
   RETAIL CLASS*
   1995            1.23%      1.53%         1.04%       119%    N/A
   PRIOR CLASS
   1994            0.75%      1.51%         0.73%        35%    N/A
   1993            0.94       1.41          0.73         24     N/A
   1992            1.47       1.23          1.17         39     N/A
   1991            2.30       1.48          1.36         68     N/A
   1990(2)         2.29       1.59          1.35         43     N/A
   CLASS B
   1997(A)(12)    (0.79)%     2.30%        (1.10)%       23%  $0.0658

------------------
GROWTH EQUITY FUND
------------------
   CLASS Y*
   1997(A)        (0.15)%     1.05%        (0.24)%       41%  $0.0602
   1997            0.30       1.06          0.20         74    0.0600
   1996            0.64       1.05          0.48         81    0.0601
   1995            0.84       1.10          0.50        113     N/A
   1994            0.48       1.11          0.06        127     N/A
   1993            0.85       1.11          0.17        103     N/A
   19923           1.38       1.12          0.40         66     N/A
   CLASS A*
   1997(A)        (0.40)%     1.30%        (0.49)%       41%  $0.0602
   1997            0.04       1.31         (0.06)        74    0.0600
   1996            0.40       1.30          0.23         81    0.0601
   1995            0.59       1.35          0.25        113     N/A
   1994            0.23       1.36         (0.19)       127     N/A
   19934           0.39       1.48         (0.29)       103     N/A
   CLASS B
   1997(A)(12)    (1.15)%     2.05%        (1.24)%      41%   $0.0602


AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
*  ON FEBRUARY 21, 1995, THE SHARES OF THE FUNDS WERE REDESIGNED AS EITHER RETAIL OR INSTITUTIONAL SHARES. ON THAT DATE,
   THE FUND'S NET INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS FOR THE PERIOD NOVEMBER 1, 1994 THROUGH FEBRUARY 20, 1995
   WERE ALLOCATED TO EACH CLASS OF SHARES. THE BASIS FOR THE ALLOCATION WAS THE RELATIVE NET ASSETS OF EACH CLASS OF
   SHARES AS OF FEBRUARY 21, 1995. THE RESULTS WERE COMBINED WITH THE RESULTS OF OPERATIONS AND DISTRIBUTIONS FOR EACH
   APPLICABLE CLASS FOR THE PERIOD FEBRUARY 21, 1995 THROUGH OCTOBER 31, 1995. FOR THE YEAR ENDED OCTOBER 31, 1995, THE
   FINANCIAL HIGHLIGHTS' RATIOS OF EXPENSES, NET INVESTMENT INCOME, TOTAL RETURN, AND THE PER SHARE INVESTMENT ACTIVITIES
   AND DISTRIBUTIONS REFLECT THIS ALLOCATION. ADDITIONALLY, ON APRIL 15 & 22, 1996 THE CONESTOGA EQUITY AND SPECIAL EQUITY
   FUNDS WERE ACQUIRED BY COREFUNDS, INC.; AT WHICH TIME THE INSTITUTIONAL CLASS OF SHARES OF THESE FUNDS WERE EXCHANGED
   FOR CLASS Y SHARES AND THE RETAIL CLASS OF SHARES OF THESE FUNDS WERE EXCHANGED FOR CLASS A SHARES.
** ON APRIL 22, 1996 THE SERIES A SHARES OF EACH FUND, EXCLUDING THE SPECIAL EQUITY FUND, WERE REDESIGNATED CLASS Y AND THE
   SERIES B SHARES OF EACH FUND WERE REDESIGNATED CLASS A.
***FOR THE YEAR ENDED JUNE 30, 1996, TRANSACTIONS RELATING TO THE MERGER WERE EXCLUDED FROM THE CALCULATION OF THE
   PORTFOLIO TURNOVER RATE.
+  THIS FIGURE HAS NOT BEEN ANNUALIZED.
(A)RATIOS FOR THIS SIX-MONTH PERIOD ENDED DECEMBER 31, 1997, HAVE BEEN ANNUALIZED.
1  COMMENCED OPERATIONS JUNE 1, 1991. UNLESS OTHERWISE NOTED, ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
2  COMMENCED OPERATIONS FEBRUARY 28, 1990. UNLESS OTHERWISE NOTED, ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
3  COMMENCED OPERATIONS FEBRUARY 3, 1992. UNLESS OTHERWISE NOTED, ALL RATIOS FOR THE PERIOD
   HAVE BEEN ANNUALIZED.
4  COMMENCED OPERATIONS JANUARY 4, 1993. UNLESS OTHERWISE NOTED, ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                        [SQUARE BULLET] COREFUND
--------------------------------------------------------------------------------

For a Share Outstanding Throughout the Period


                                                                                                        NET
           NET ASSET    NET        REALIZED AND   DISTRIBUTIONS  DISTRIBUTIONS     NET                 ASSETS     RATIO
             VALUE   INVESTMENT     UNREALIZED      FROM NET         FROM       ASSET VALUE             END    OF EXPENSES
           BEGINNING   INCOME    GAINS OR (LOSSES) INVESTMENT      CAPITAL         END        TOTAL  OF PERIOD TO AVERAGE
           OF PERIOD   (LOSS)     ON SECURITIES      INCOME         GAINS       OF PERIOD    RETURN8   (000)   NET ASSETS
           --------- ----------  ---------------- -------------  -------------  -----------  ------- --------- -----------
----------------------
SPECIAL EQUITY FUND(9)
----------------------
   CLASS Y*
   1997(A)     $11.27 $(0.03)        $ 0.90          $   --        $(1.49)       $10.65       8.14%+   $74,025     1.07%
   1997         11.86   0.02           1.81           (0.03)        (2.39)        11.27      17.94      71,980     0.84
   1996         11.42   0.07           2.13           (0.07)        (1.69)        11.86      22.27      63,680     0.34
   INSTITUTIONAL CLASS*
   1995        $ 9.37 $ 0.12         $ 2.12          $(0.12)       $(0.07)       $11.42      24.44%    $57,396     0.32%
   CLASS A*
   1997(A)     $11.25 $(0.03)        $ 0.87          $   --        $(1.49)       $10.60       7.88%+   $ 2,858     1.32%
   1997         11.85     --           1.81           (0.02)        (2.39)        11.25      17.73       2,347     1.14
   1996         11.42   0.08           2.11           (0.07)        (1.69)        11.85      22.14       1,144     0.37
   RETAIL CLASS*
   1995        $ 9.37 $ 0.12         $ 2.12          $(0.12)       $(0.07)       $11.42      24.44%    $   734     0.27%
   PRIOR CLASS
   19945       $10.00 $ 0.06         $(0.63)         $(0.06)       $   --        $ 9.37      (5.72)%   $10,069     0.15%
   CLASS B
   1997(A)(12) $12.80 $(0.01)        $(0.82)         $   --        $(1.49)       $10.48      (6.13)+%  $   122     2.07%

--------------------------
INTERNATIONAL GROWTH FUND
--------------------------
   CLASS Y**
   1997(A)     $14.72  $0.01         $(0.73)         $(0.17)       $(0.55)       $13.28      (4.89)%+ $158,408     0.95%
   1997         13.97   0.14           1.84           (0.37)        (0.86)        14.72      15.43     163,117     1.20
   1996         12.29   0.16           1.86           (0.28)        (0.06)        13.97      16.72     139,275     1.14
   1995         13.18   0.12          (0.17)          (0.04)        (0.80)        12.29      (0.21)    110,838     1.05
   1994         11.71   0.12           1.78           (0.12)        (0.31)        13.18      16.28     108,911     0.99
   1993         10.52   0.10           1.16           (0.07)           --         11.71      12.06      61,655     0.99
   1992         10.10   0.17           0.31              --         (0.06)        10.52       4.90      42,594     0.96
   1991         10.75   0.19          (0.44)          (0.27)        (0.13)        10.10      (2.71)     20,582     0.99
   19906        10.00   0.11           0.86           (0.09)        (0.13)        10.75       9.74+     13,513     1.22
   CLASS A**
   1997(A)     $14.70 $(0.01)        $(0.73)         $(0.13)       $(0.55)       $13.28      (4.98)%+ $  2,324     1.20%
   1997         13.96   0.09           1.85           (0.34)        (0.86)        14.70      15.09       2,431     1.45
   1996         12.27   0.11           1.89           (0.25)        (0.06)        13.96      16.54       2,138     1.39
   1995         13.17   0.09          (0.17)          (0.02)        (0.80)        12.27      (0.48)      1,943     1.30
   1994         11.71   0.06           1.82           (0.11)        (0.31)        13.17      16.08       2,019     1.24
   19934        10.07   0.05           1.59              --            --         11.71      16.29+        344     1.15
   CLASS B
   1997(A)(15) $13.79 $(0.02)        $ 0.22          $(0.16)       $(0.55)       $13.28       1.46%+  $     14     2.16%

--------------
BALANCED FUND
--------------
   CLASS Y**
   1997(A)     $13.52  $0.15         $ 0.83          $(0.15)       $(0.75)       $13.60       7.31%+  $121,302     0.82%
   1997         12.59   0.36           1.61           (0.36)        (0.68)        13.52      16.44     113,642     0.78
   1996         11.06   0.33           1.68           (0.33)        (0.15)        12.59      18.41     102,515     0.81
   1995          9.88   0.35           1.21           (0.35)        (0.03)        11.06      16.21      61,092     0.73
   1994         10.39   0.35          (0.51)          (0.35)           --          9.88      (1.62)     42,429     0.62
   19934        10.00   0.16           0.39           (0.16)           --         10.39       5.52+     29,434     0.45
   CLASS A**
   1997(A)     $13.52  $0.12         $ 0.84          $(0.13)       $(0.75)       $13.60       7.19%+  $  5,532     1.07%
   1997         12.59   0.32           1.61           (0.32)        (0.68)        13.52      16.15       4,198     1.03
   1996         11.06   0.30           1.68           (0.30)        (0.15)        12.59      18.13       3,188     1.06
   1995          9.89   0.34           1.19           (0.33)        (0.03)        11.06      15.84       2,344     0.98
   1994         10.38   0.31          (0.49)          (0.31)           --          9.89      (1.86)      2,222     0.87
   19937        10.00   0.16           0.38           (0.16)           --         10.38       2.50+        701     0.55
   CLASS B
   1997(A)(14) $14.39  $0.09         $(0.09)         $ 0.13        $(0.75)       $13.51      (0.45)%+ $    573     1.82%

                           RATIO    RATIO OF NET
              RATIO     OF EXPENSES INCOME (LOSS)
              OF NET    TO AVERAGE   TO AVERAGE
              INCOME    NET ASSETS   NET ASSETS   PORTFOLIO  AVG.
             TO AVERAGE (EXCLUDING   (EXCLUDING   TURNOVER   COMM.
             NET ASSETS   WAIVERS)    WAIVERS)     RATE***  RATE11
             ----------  ----------- ------------ --------- ------
-----------
SPECIAL EQU
-----------
   CLASS Y*
   1997(A)     (0.44)%      1.81%       (1.18)%       32%  $0.0628
   1997         0.19        1.82        (0.79)        74   $0.0581
   1996         0.94        1.79        (0.51)        72    0.0539
   INSTITUTIONAL CLASS*
   1995         1.14%       1.97%       (0.51)%      129%     N/A
   CLASS A*
   1997(A)     (0.69)%      2.06%       (1.43)%       32%  $0.0628
   1997        (0.12)       2.07        (1.05)        74   $0.0581
   1996         0.91        1.82        (0.55)        72    0.0539
   RETAIL CLASS*
   1995         1.29%       2.24%       (0.68)%      129%     N/A
   PRIOR CLASS
   19945        1.06%       2.10%       (0.89)%       39%     N/A
   CLASS B
   1997(A)(12) (1.44)%      2.81%       (2.18)%       32%  $0.0628

------------------------------
INTERNATIONATIONAL GROWTH FUND
------------------------------
   CLASS Y**
   1997(A)      0.47%       1.04%        0.38%        25%  $0.0024
   1997         0.82        1.29         0.73         59    0.0080
   1996         1.05        1.25         0.94         41    0.0270
   1995         0.98        1.19         0.84         59      N/A
   1994         0.23        1.18         0.04         67      N/A
   1993         1.22        1.28         0.93         59      N/A
   1992         1.67        1.40         1.23         87      N/A
   1991         1.80        1.56         1.23         49      N/A
   19906        2.57        1.99         1.80         20      N/A
   CLASS A**
   1997(A)      0.23%       1.29%        0.14%        25%  $0.0024
   1997         0.57        1.54         0.48         59    0.0080
   1996         0.80        1.50         0.69         41    0.0270
   1995         0.73        1.44         0.59         59      N/A
   1994         0.05        1.43        (0.14)        67      N/A
   19934        1.51        1.44         1.22         59      N/A
   CLASS B
   1997(A)(15) (1.15)%      2.23%       (1.22%)       25%  $0.0024

-------------
BALANCED FUND
-------------
   CLASS Y**
   1997(A)      2.12%       1.03%        1.91%        30%  $0.0601
   1997         2.79        1.00         2.57         54    0.0600
   1996         2.79        1.03         2.57         74    0.0621
   1995         3.51        1.07         3.17         46      N/A
   1994         3.46        1.08         3.00         56      N/A
   19934        3.38        1.39         2.45         21      N/A
   CLASS A**
   1997(A)      1.87%       1.28%        1.66%        30%  $0.0601
   1997         2.54        1.25         2.32         54    0.0600
   1996         2.53        1.27         2.32         74    0.0621
   1995         3.27        1.32         2.93         46      N/A
   1994         3.21        1.33         2.75         56      N/A
   19937        5.76        1.48         4.83         21      N/A
   CLASS B
   1997(A)(14) (1.12)%      2.03%        0.91%        30%  $0.0601

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
5  COMMENCED OPERATIONS MARCH 15, 1994. UNLESS OTHERWISE NOTED, ALL RATIOS FOR
   THE PERIOD HAVE BEEN ANNUALIZED.
6  COMMENCED OPERATIONS FEBRUARY 12, 1990. UNLESS OTHERWISE NOTED, ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
7  COMMENCED OPERATIONS MARCH 16, 1993. UNLESS OTHERWISE NOTED, ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
8  TOTAL RETURN DOES NOT REFLECT APPLICABLE SALES LOAD. ADDITIONALLY TOTAL RETURN FOR CLASS Y & CLASS A FOR THE CORE
   EQUITY & SPECIAL EQUITY FUNDS FOR 1996 ARE FOR AN EIGHT MONTH PERIOD ENDED JUNE 30, 1997.
9  THE PER SHARE AMOUNT FOR THESE FUNDS FOR THE YEAR ENDED JUNE 30, 1996 REPRESENTS THE PERIOD FROM NOVEMBER 1, 1995 TO
   JUNE 30, 1996.  ALL PRIOR YEARS ARE FOR THE PERIODS NOVEMBER 1 TO OCTOBER 31.
10 COMMENCED OPERATIONS ON OCTOBER 9, 1996. UNLESS OTHERWISE NOTED, ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
11 AVERAGE COMMISSION RATE PAID PER SHARE FOR SECURITY PURCHASES AND SALES DURING
   THE PERIOD. PRESENTATION OF THE RATE IS ONLY REQUIRED FOR FISCAL YEARS BEGINNING AFTER SEPTEMBER 1, 1995.
12 COMMENCED OPERATIONS ON NOVEMBER 7, 1997. UNLESS OTHERWISE NOTED, ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
13 COMMENCED OPERATIONS ON NOVEMBER 18, 1997. UNLESS OTHERWISE NOTED, ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
14 COMMENCED OPERATIONS ON NOVEMBER 5, 1997. UNLESS OTHERWISE NOTED, ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
15 COMMENCED OPERATIONS ON NOVEMBER 24, 1997. UNLESS OTHERWISE NOTED, ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FINANCIAL
HIGHLIGHTS
--------------------------------------------------------------------------------

     COREFUND FIXED INCOME FUNDS

AS OF
DECEMBER 31, 1997
(UNAUDITED)


For a Share Outstanding Throughout the Period

              NET                                                                                      NET
             ASSET                 REALIZED AND   DISTRIBUTIONS  DISTRIBUTIONS     NET                ASSETS     RATIO
             VALUE      NET        UNREALIZED      FROM NET         FROM       ASSET VALUE             END    OF EXPENSES
           BEGINNING INVESTMENT  GAINS OR (LOSSES) INVESTMENT      CAPITAL         END        TOTAL  OF PERIOD TO AVERAGE
           OF PERIOD   INCOME     ON SECURITIES      INCOME         GAINS       OF PERIOD   RETURN10  (000)    NET ASSETS
           --------- ----------  ---------------- -------------  -------------  -----------  ------- --------- -----------
-------------------------
SHORT TERM INCOME FUND11
-------------------------
   CLASS Y*
   1997(A)  $ 9.97    $0.28          $ 0.02        $(0.28)         $  --         $ 9.99      3.00%+ $ 37,203     0.49%
   1997       9.94     0.53            0.03         (0.53)            --           9.97      5.82     37,011     0.47
   1996      10.05     0.36           (0.08)        (0.38)          (0.01)         9.94      2.78     30,132     0.51
   INSTITUTIONAL CLASS*
   19951    $10.00    $0.25          $ 0.03        $(0.23)         $  --         $10.05      2.57%+ $ 36,059     0.63%
   CLASS A*
   1997(A)  $ 9.96    $0.26          $ 0.02        $(0.26)         $  --         $ 9.98      2.87%+ $    570     0.74%
   1997       9.93     0.51            0.03         (0.51)            --           9.96      5.59        493     0.73
   1996      10.04     0.35           (0.10)        (0.35)          (0.01)         9.93      2.55          1     0.76
   RETAIL CLASS*
   19952    $10.01    $0.23           $0.02        $(0.22)         $  --         $10.04      2.87%+ $     11     0.88%

-----------------------------
SHORT-INTERMEDIATE BOND FUND
-----------------------------
   CLASS Y**
   1997(A)  $ 9.83    $0.29          $ 0.12        $(0.29)         $  --         $ 9.95      4.25%+ $169,990     0.51%
   1997       9.76     0.59            0.07         (0.59)            --           9.83      6.90    163,153     0.49
   1996       9.84     0.57           (0.08)        (0.57)            --           9.76      5.05    159,841     0.55
   1995       9.63     0.53            0.21         (0.53)            --           9.84      8.22     55,128     0.60
   1994      10.18     0.43           (0.53)        (0.43)          (0.02)         9.63     (0.32)    48,379     0.58
   1993      10.01     0.47            0.31         (0.47)          (0.14)        10.18      7.90     44,692     0.42
   19923     10.00     0.23            0.01         (0.23)            --          10.01      2.49+    22,623     0.11
   CLASS A**
   1997(A)  $ 9.83    $0.28          $ 0.12        $(0.28)         $  --         $ 9.95      4.14%+ $  2,831     0.76%
   1997       9.76     0.56            0.07         (0.56)            --           9.83      6.64      2,752     0.74
   1996       9.84     0.54           (0.08)        (0.54)            --           9.76      4.79      3,062     0.81
   1995       9.63     0.54            0.20         (0.53)            --           9.84      7.95      1,961     0.85
   1994      10.18     0.41           (0.53)        (0.41)          (0.02)         9.63     (0.56)     9,365     0.83
   19934     10.01     0.20            0.17         (0.20)            --          10.18      3.95+     5,752     0.75

-----------------------
GOVERNMENT INCOME FUND
-----------------------
   CLASS Y**
   1997(A)  $ 9.76    $0.31          $ 0.27        $(0.31)         $  --         $10.03      6.00%+ $ 21,032     0.73%
   1997       9.62     0.62            0.14         (0.62)            --           9.76      8.15     19,007     0.70
   1996       9.83     0.61           (0.21)        (0.61)            --           9.62      4.09     13,943     0.64
   1995       9.52     0.62            0.31         (0.62)            --           9.83     10.26     11,305     0.59
   1994      10.18     0.50           (0.62)        (0.50)          (0.04)         9.52     (1.34)     9,089     0.50
   19935     10.00     0.13            0.18         (0.13)            --          10.18      3.12+     6,323     0.44
   CLASS A**
   1997(A)  $ 9.76    $0.30          $ 0.27        $(0.30)         $  --         $10.03      5.86%+ $  1,827     0.98%
   1997       9.62     0.60            0.14         (0.60)            --           9.76      7.88      1,660     0.95
   1996       9.84     0.58           (0.22)        (0.58)            --           9.62      3.73      1,287     0.88
   1995       9.51     0.61            0.33         (0.61)            --           9.84     10.23      1,374     0.85
   1994      10.17     0.47           (0.62)        (0.47)          (0.04)         9.51     (1.57)     1,536     0.75
   19938     10.00     0.07            0.17         (0.07)            --          10.17      1.71+       201     0.63

------------
BOND FUND11
------------
   CLASS Y*
   1997(A)  $10.24    $0.32          $ 0.29        $(0.32)         $  --         $10.53      6.06%+ $173,565     0.57%
   1997      10.15     0.64            0.09         (0.64)            --          10.24      7.43    182,364     0.56
   1996      10.55     0.43           (0.30)        (0.45)          (0.08)        10.15      1.23    198,605     0.55
   INSTITUTIONAL CLASS*
   1995    $  9.81    $0.61          $ 0.71        $(0.58)         $  --         $10.55     13.87%  $194,442     0.71%
   CLASS A*
   1997(A)  $10.24    $0.31          $ 0.29        $(0.31)         $  --         $10.53      5.93%+ $  2,027     0.82%
   1997      10.15     0.62            0.09         (0.62)            --          10.24      7.15      1,622     0.81
   1996      10.56     0.44           (0.33)        (0.44)          (0.08)        10.15      0.98      1,273     0.80
   RETAIL CLASS*
   1995    $  9.81    $0.60          $ 0.72        $(0.57)         $  --         $10.56     13.83%  $  1,373     0.97%
   PRIOR CLASS
   1994     $11.18    $0.53          $(1.04)       $(0.52)         $(0.34)       $ 9.81     (4.75)% $ 23,377     1.01%
   1993      10.89     0.56            0.54         (0.56)          (0.25)        11.18     10.63     27,346     0.88
   1992      10.65     0.70            0.32         (0.68)          (0.10)        10.89      9.82     15,180     0.46
   1991       9.96     0.78            0.69         (0.78)            --          10.65     15.16      7,255     0.47
   19906     10.00     0.50           (0.04)        (0.50)            --           9.96      4.64+     4,593     0.68

                             RATIO    RATIO OF NET
                RATIO     OF EXPENSES INCOME (LOSS)
                OF NET    TO AVERAGE   TO AVERAGE
                INCOME    NET ASSETS   NET ASSETS   PORTFOLIO
               TO AVERAGE (EXCLUDING   (EXCLUDING   TURNOVER
               NET ASSETS   WAIVERS)    WAIVERS)     RATE***
               ----------  ----------- ------------ ---------
------------------------
SHORT TERM INCOME FUND11
------------------------
   CLASS Y*
   1997(A)       5.48%       1.07%        4.90%        28%
   1997          5.37        1.05         4.79         99
   1996          5.31        1.03         4.79        102
   INSTITUTIONAL CLASS*
   19951         5.43%       1.08%        4.98%        40%
   CLASS A*
   1997(A)       5.23%       1.32%        4.65%        28%
   1997          5.18        1.32         4.59         99
   1996          5.05        1.25         4.56        102
   RETAIL CLASS*
   19952         5.05%       1.33%        4.60%        40%

----------------------------
SHORT-INTERMEDIATE BOND FUND
----------------------------
   CLASS Y**
   1997(A)       5.37%       0.80%        5.08%        66%
   1997          5.98        0.80         5.67        158
   1996          5.80        0.81         5.54        257
   1995          5.76        0.84         5.52        405
   1994          4.30        0.86         4.02        299
   1993          4.62        0.86         4.18        188
   19923         5.73        0.84         5.00         51
   CLASS A**
   1997(A)       4.88%       1.05%        4.59%        66%
   1997          5.73        1.05         5.42        158
   1996          5.51        1.06         5.27        257
   1995          5.27        1.09         5.03        405
   1994          4.05        1.11         3.77        299
   19934         3.78        1.19         3.34        188

----------------------
GOVERNMENT INCOME FUND
----------------------
   CLASS Y**
   1997(A)       6.16%       0.83%        6.06%        18%
   1997          6.40        0.85         6.25        120
   1996          6.17        0.89         5.92        131
   1995          6.53        0.98         6.14        368
   1994          4.93        1.00         4.43        157
   19935         5.41        1.10         4.75         93
   CLASS A**
   1997(A)       5.91%       1.08%        5.81%        18%
   1997          6.15        1.10         6.00        120
   1996          5.93        1.14         5.67        131
   1995          6.25        1.24         5.86        368
   1994          4.68        1.25         4.18        157
   19938         5.35        1.29         4.69         93

-----------
BOND FUND11
-----------
   CLASS Y*
   1997(A)       6.11%       1.04%        5.64%        71%
   1997          6.29        1.04         5.81        210
   1996          6.28        0.97         5.86        190
   INSTITUTIONAL CLASS*
   1995          6.09%       1.12%        5.68%       352%
   CLASS A*
   1997(A)       5.86%       1.29%        5.39%        71%
   1997          6.05        1.29         5.57        210
   1996          6.02        1.22         5.61        190
   RETAIL CLASS*
   1995          6.02%       1.44%        5.55%       352%
   PRIOR CLASS*
   1994          5.07%       1.60%        4.48%       232%
   1993          5.16        1.49         4.55        158
   1992          6.78        1.24         6.01         99
   1991          7.71        1.41         6.78         47
   19906         7.75        1.62         6.81         23


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                        [SQUARE BULLET] COREFUND
--------------------------------------------------------------------------------

For a Share Outstanding Throughout the Period

                                                                                                        NET
           NET ASSET    NET        REALIZED AND   DISTRIBUTIONS  DISTRIBUTIONS     NET                 ASSETS     RATIO
             VALUE      NET         UNREALIZED      FROM NET         FROM       ASSET VALUE             END    OF EXPENSES
           BEGINNING INVESTMENT  GAINS OR (LOSSES) INVESTMENT      CAPITAL         END        TOTAL  OF PERIOD TO AVERAGE
           OF PERIOD   INCOME     ON SECURITIES      INCOME         GAINS       OF PERIOD   RETURN10   (000)   NET ASSETS
           --------- ----------  ---------------- -------------  -------------  -----------  ------- --------- -----------
----------------
GLOBAL BOND FUND
----------------
   CLASS Y**
   1997(A)  $ 9.54    $0.37         $(0.17)         $(0.41)         $  --         $ 9.33      2.06%+  $ 35,625    0.68%
   1997       9.70     0.49           0.09           (0.74)            --           9.54      6.18      34,590    0.85
   1996       9.62     0.47           0.30           (0.69)            --           9.70      8.00      32,998    0.71
   1995       9.06     0.62           0.24           (0.30)            --           9.62      9.70      26,898    0.64
   19947     10.00     0.25          (1.15)          (0.04)            --           9.06     (9.00)+    24,957    0.73
   CLASS A**
   1997(A)  $ 9.52    $0.29         $(0.10)         $(0.39)         $  --         $ 9.32      2.05%+  $    246    0.93%
   1997       9.68     0.42           0.14           (0.72)            --           9.52      5.92         182    1.10
   1996       9.61     0.61           0.12           (0.66)            --           9.68      7.74         152    0.96
   1995       9.04     0.61           0.24           (0.28)            --           9.61      9.57         170    0.89
   19947     10.00     0.19          (1.11)          (0.04)            --           9.04     (9.22)+       167    0.98
---------------------------------
INTERMEDIATE MUNICIPAL BOND FUND
---------------------------------
   CLASS Y**
   1997(A)  $10.05    $0.21         $ 0.20          $(0.21)         $  --         $10.25      4.13%+  $    906    0.56%
   1997       9.92     0.42           0.13           (0.42)            --          10.05      5.62         993    0.55
   1996       9.83     0.37           0.09           (0.37)            --           9.92      4.74         403    0.81
   1995       9.68     0.38           0.15           (0.38)            --           9.83      5.58         365    0.82
   1994      10.09     0.39          (0.41)          (0.39)            --           9.68     (0.27)      1,088    0.63
   19938     10.00     0.04           0.09           (0.04)            --          10.09      1.33+      2,009    0.58
   CLASS A**
   1997(A)  $10.05    $0.20         $ 0.20          $(0.20)         $  --         $10.25      4.00%+  $    966    0.81%
   1997       9.92     0.39           0.13           (0.39)            --          10.05      5.36         959    0.80
   1996       9.83     0.35           0.09           (0.35)            --           9.92      4.48       1,015    1.08
   1995       9.67     0.35           0.16           (0.35)            --           9.83      5.42       1,027    1.08
   1994      10.08     0.37          (0.41)          (0.37)            --           9.67     (0.52)      1,311    0.88
   19938     10.00     0.03           0.08           (0.03)            --          10.08      1.19+        166    0.81
---------------------------------
PENNSYLVANIA MUNICIPAL BOND FUND
---------------------------------
   CLASS Y**
   1997(A)  $10.47    $0.27         $ 0.30          $(0.27)         $  --         $10.77      5.51%+  $ 12,912    0.08%
   1997      10.22     0.54           0.25           (0.54)            --          10.47      7.92      10,171    0.08
   1996      10.16     0.55           0.06           (0.55)            --          10.22      6.02       8,864    0.21
   1995       9.95     0.51           0.21           (0.51)            --          10.16      7.50       2,272    0.39
   19949     10.00     0.06          (0.05)          (0.06)            --           9.95      0.14+        434    0.42
   CLASS A**
   1997(A)  $10.47    $0.26         $ 0.31          $(0.26)         $  --         $10.78      5.47%+  $  4,590    0.33%
   1997      10.22     0.51           0.25           (0.51)            --          10.47      7.65       2,004    0.33
   1996      10.16     0.52           0.06           (0.52)            --          10.22      5.76         994    0.46
   1995       9.95     0.49           0.21           (0.49)            --          10.16      7.25         317    0.64
   19949     10.00     0.06          (0.05)          (0.06)            --           9.95      0.09+        163    0.67
-------------------------------
NEW JERSEY MUNICIPAL BOND FUND
-------------------------------
   CLASS Y**
   1997(A)  $10.16    $0.26         $ 0.30          $(0.26)         $  --         $10.46      5.55%+  $  1,605    0.11%
   1997      10.08     0.51           0.15           (0.51)          (0.07)        10.16      6.70       1,477    0.21
   1996      10.12     0.51           0.02           (0.51)          (0.06)        10.08      5.28       1,317    0.37
   1995       9.94     0.52           0.18           (0.52)            --          10.12      7.25       1,550    0.42
   19949     10.00     0.06          (0.06)          (0.06)            --           9.94      0.01+      1,432    0.43
   CLASS A**
   1997(A)  $10.15    $0.25         $ 0.30          $(0.25)         $  --         $10.45      5.42%+  $    51     0.36%
   1997      10.07     0.48           0.15           (0.48)          (0.07)        10.15      6.44         398    0.45
   1996      10.12     0.48           0.01           (0.48)          (0.06)        10.07      4.93         304    0.60
   1995       9.95     0.49           0.17           (0.49)            --          10.12      6.84          24    0.68
   19949     10.00     0.06          (0.05)          (0.06)            --           9.95      0.08+          2    0.68


                           RATIO    RATIO OF NET
              RATIO     OF EXPENSES    INCOME
              OF NET    TO AVERAGE   TO AVERAGE
              INCOME    NET ASSETS   NET ASSETS   PORTFOLIO
             TO AVERAGE (EXCLUDING   (EXCLUDING   TURNOVER
             NET ASSETS   WAIVERS)    WAIVERS)     RATE***
             ----------  ----------- ------------ ---------
-----------
GLOBAL BOND
-----------
   CLASS Y**
   1997(A)     5.16%       0.87%        4.97%         7%
   1997        5.14        1.03         4.96         90
   1996        5.81        0.95         5.57         67
   1995        6.84        1.03         6.45        133
   19947       5.04        1.12         4.65        161
   CLASS A**
   1997(A)     4.91%       1.12%        4.72%         7%
   1997        4.89        1.28         4.71         90
   1996        5.56        1.20         5.32         67
   1995        6.59        1.28         6.20        133
   19947       4.79        1.37         4.40        161
--------------------------------
INTERMEDIATE MUNICIPAL BOND FUND
--------------------------------
   CLASS Y**
   1997(A)     4.07%       1.07%        3.56%         8%
   1997        4.20        1.02         3.73         22
   1996        3.73        1.31         3.23         10
   1995        3.91        1.26         3.47          9
   1994        3.91        1.17         3.37         43
   19938       2.74        1.45         1.87         10
   CLASS A**
   1997(A)     3.87%       1.32%        3.36%         8%
   1997        3.92        1.23         3.49         22
   1996        3.47        1.61         2.94         10
   1995        3.65        1.52         3.21          9
   1994        3.66        1.42         3.12         43
   19938       2.51        1.68         1.64         10
--------------------------------
PENNSYLVANIA MUNICIPAL BOND FUND
--------------------------------
   CLASS Y**
   1997(A)     4.99%       0.82%        4.25%        17%
   1997        5.23        0.83         4.48         39
   1996        5.25        0.96         4.50         92
   1995        5.26        1.14         4.51         18
   19949       5.09        1.17         4.34          3
   CLASS A**
   1997(A)     4.74%       1.07%        4.00%        17%
   1997        4.99        1.08         4.24         39
   1996        4.93        1.21         4.18         92
   1995        4.95        1.39         4.20         18
   19949       4.84        1.42         4.09          3
------------------------------
NEW JERSEY MUNICIPAL BOND FUND
------------------------------
   CLASS Y**
   1997(A)     4.96%       0.86%        4.21%         4%
   1997        5.02        0.96         4.27         19
   1996        4.93        1.12         4.18         21
   1995        5.21        1.17         4.46         32
   19949       5.07        1.35         4.15         13
   CLASS A**
   1997(A)     4.71%       1.11%        3.96%         4%
   1997        4.81        1.20         4.06         19
   1996        4.65        1.35         3.90         21
   1995        4.97        1.44         4.21         32
   19949       4.82        1.60         3.90         13

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
*  ON FEBRUARY 21, 1995, THE SHARES OF THE FUNDS WERE REDESIGNED AS EITHER
   RETAIL OR INSTITUTIONAL SHARES. ON THAT DATE, THE FUND'S NET INVESTMENT
   INCOME, EXPENSES AND DISTRIBUTIONS FOR THE PERIOD NOVEMBER 1, 1994 THROUGH
   FEBRUARY 20, 1995 WERE ALLOCATED TO EACH CLASS OF SHARES. THE BASIS FOR THE
   ALLOCATION WAS THE RELATIVE NET ASSETS OF EACH CLASS OF SHARES AS OF FEBRUARY
   21, 1995. THE RESULTS WERE COMBINED WITH THE RESULTS OF OPERATIONS AND
   DISTRIBUTIONS FOR EACH APPLICABLE CLASS FOR THE PERIOD FEBRUARY 21, 1995
   THROUGH OCTOBER 31, 1995. FOR THE YEAR ENDED OCTOBER 31, 1995, THE FINANCIAL
   HIGHLIGHTS' RATIOS OF EXPENSES, NET INVESTMENT INCOME, TOTAL RETURN, AND THE
   PER SHARE INVESTMENT ACTIVITIES AND DISTRIBUTIONS REFLECT THIS ALLOCATION.
   ADDITIONALLY, ON APRIL 22, 1996 THE CONESTOGA SHORT-TERM INCOME AND BOND
   FUNDS WERE ACQUIRED BY COREFUNDS, INC. AT WHICH TIME THE INSTITUTIONAL CLASS
   OF SHARES OF THESE FUNDS WERE REDESIGNATED CLASS Y AND THE RETAIL CLASS OF
   SHARES OF THESE FUNDS WERE REDESIGNATED CLASS A.
** ON APRIL 22, 1996 THE SERIES A SHARES OF EACH FUND, EXCLUDING THE SHORT TERM
   INCOME AND BOND FUNDS, WERE REDESIGNATED CLASS Y AND THE SERIES B SHARES OF
   EACH FUND, EXCLUDING THE SHORT TERM INCOME AND BOND FUNDS, WERE REDESIGNATED
   CLASS A.
***FOR THE YEAR ENDED JUNE 30, 1996, TRANSACTIONS RELATING TO THE MERGER WERE
   EXCLUDED FROM THE CALCULATION OF THE PORTFOLIO TURNOVER RATE.
 + THIS FIGURE HAS NOT BEEN ANNUALIZED.
(A)RATIOS FOR THIS SIX-MONTH PERIOD ENDED DECEMBER 31, 1997, HAVE BEEN ANNUALIZED.
 1 COMMENCED OPERATIONS MAY 15, 1995.  UNLESS OTHERWISE NOTED, ALL RATIOS FOR THE PERIOD HAVE BEEN
   ANNUALIZED.
 2 COMMENCED OPERATIONS MAY 17, 1995. UNLESS OTHERWISE NOTED, ALL RATIOS FOR
   THE PERIOD HAVE BEEN ANNUALIZED.
 3 COMMENCED OPERATIONS FEBRUARY 3, 1992. UNLESS OTHERWISE NOTED, ALL RATIOS
   FOR THE PERIOD HAVE BEEN ANNUALIZED.
 4 COMMENCED OPERATIONS JANUARY 4, 1993.  UNLESS OTHERWISE NOTED, ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
 5 COMMENCED OPERATIONS APRIL 1, 1993.  UNLESS OTHERWISE NOTED, ALL RATIOS FOR THE PERIOD HAVE BEEN
   ANNUALIZED.
 6 COMMENCED OPERATIONS FEBRUARY 28, 1990. UNLESS OTHERWISE NOTED, ALL RATIOS
   FOR THE PERIOD HAVE BEEN ANNUALIZED.
 7 COMMENCED OPERATIONS DECEMBER 15, 1993.  UNLESS OTHERWISE NOTED, ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
 8 COMMENCED OPERATIONS MAY 3, 1993.  UNLESS OTHERWISE NOTED, ALL RATIOS FOR THE PERIOD HAVE BEEN
   ANNUALIZED.
 9 COMMENCED OPERATIONS MAY 16, 1994.  UNLESS OTHERWISE NOTED, ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
10 TOTAL RETURN DOES NOT REFLECT THE SALES LOAD CHARGED ON THE CLASS A SHARES.  ADDITIONALLY, TOTAL RETURN FOR CLASS Y &
   CLASS A FOR THE SHORT TERM INCOME AND BOND FUNDS FOR 1996 ARE FOR THE EIGHT
   MONTH PERIOD ENDED DECEMBER 31, 1996.
11 THE PER SHARE AMOUNT FOR THESE FUNDS FOR THE YEAR ENDED JUNE 30, 1996
   REPRESENTS THE PERIOD FROM NOVEMBER 1, 1995 TO JUNE 30, 1996. ALL PRIOR YEARS
   ARE FOR THE PERIODS NOVEMBER 1 TO OCTOBER 31.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FINANCIAL
HIGHLIGHTS                                              [SQUARE BULLET] COREFUND
--------------------------------------------------------------------------------

   COREFUND MONEY MARKET FUNDS

AS OF
DECEMBER 31, 1997
(UNAUDITED)

For a Share Outstanding Throughout the Period

                                                                                                              RATIO     RATIO OF NET
                                                                             NET                   RATIO     OF EXPENSES    INCOME
           NET ASSET              DISTRIBUTIONS      NET                  ASSETS      RATIO       OF NET    TO AVERAGE   TO AVERAGE
             VALUE      NET         FROM NET     ASSET VALUE                END     OF EXPENSES   INCOME    NET ASSETS   NET ASSETS
           BEGINNING INVESTMENT    INVESTMENT        END        TOTAL    OF PERIOD  TO AVERAGE   TO AVERAGE (EXCLUDING   (EXCLUDING
           OF PERIOD   INCOME        INCOME       OF PERIOD     RETURN     (000)    NET ASSETS   NET ASSETS   WAIVERS)    WAIVERS)
           --------- ----------  --------------- ------------  --------  ---------  -----------  ---------- ----------- ------------
----------------
TREASURY RESERVE
----------------
   CLASS Y*
   1997(A)    $1.00    $0.03        $(0.03)         $1.00       2.57%+    $806,855    0.51%       5.05%        0.70%        4.86%
   1997        1.00     0.05         (0.05)          1.00       4.97       835,384    0.51        4.86         0.71         4.66
   1996        1.00     0.05         (0.05)          1.00       5.20       892,562    0.50        5.02         0.77         4.75
   1995        1.00     0.05         (0.05)          1.00       4.98       479,206    0.48        4.91         0.85         4.54
   1994        1.00     0.03         (0.03)          1.00       2.91       484,974    0.48        2.87         0.86         2.49
   1993        1.00     0.03         (0.03)          1.00       2.96       446,788    0.46        2.89         0.85         2.50
   1992        1.00     0.05         (0.05)          1.00       4.73       444,388    0.38        4.58         0.82         4.14
   1991        1.00     0.07         (0.07)          1.00       7.11       427,439    0.37        6.80         0.82         6.35
   1990        1.00     0.08         (0.08)          1.00       8.38       270,524    0.37        8.03         0.84         7.56
   19892       1.00     0.06         (0.06)          1.00       4.66+      220,479    0.20        9.26         0.84         8.62

   CLASS C*
   1997(A)    $1.00    $0.03        $(0.03)         $1.00       2.44%+   $  24,414    0.76%       4.80%        0.95%        4.61%
   1997        1.00     0.05         (0.05)          1.00       4.71        12,146    0.76        4.61         0.96         4.41
   1996        1.00     0.05         (0.05)          1.00       4.94        19,386    0.75        4.81         1.03         4.53
   1995        1.00     0.05         (0.05)          1.00       4.72        21,612    0.73        4.81         1.10         4.44
   1994        1.00     0.03         (0.03)          1.00       2.65         7,573    0.73        2.62         1.11         2.24
   19931       1.00     0.01         (0.01)          1.00       1.21+        7,672    0.75        2.46         1.14         2.07

-------------
CASH RESERVE
-------------
   CLASS Y*
   1997(A)    $1.00    $0.03        $(0.03)         $1.00       2.65%+    $956,368    0.52%       5.20%        0.72%        5.00%
   1997        1.00     0.05         (0.05)          1.00       5.09       886,251    0.50        4.99         0.70         4.79
   1996        1.00     0.05         (0.05)          1.00       5.26       790,211    0.50        5.09         0.78         4.81
   1995        1.00     0.05         (0.05)          1.00       5.15       510,341    0.48        5.04         0.85         4.67
   1994        1.00     0.03         (0.03)          1.00       3.00       505,273    0.47        2.95         0.85         2.57
   1993        1.00     0.03         (0.03)          1.00       2.99       460,832    0.46        2.97         0.85         2.58
   1992        1.00     0.05         (0.05)          1.00       4.83       568,672    0.38        4.68         0.82         4.24
   1991        1.00     0.07         (0.07)          1.00       7.28       473,187    0.37        6.94         0.82         6.49
   1990        1.00     0.08         (0.08)          1.00       8.65       316,290    0.34        8.28         0.80         7.82
   1989        1.00     0.09         (0.09)          1.00       8.87       186,151    0.37        8.62         0.90         8.05
   1988        1.00     0.07         (0.07)          1.00       6.70        82,399    0.55        6.54         1.14         5.96

   CLASS C*
   1997(A)    $1.00    $0.03        $(0.03)         $1.00       2.52%+   $  79,712    0.77%       4.95%        0.97%        4.75%
   1997        1.00     0.05         (0.05)          1.00       4.83        27,693    0.75        4.74         0.95         4.54
   1996        1.00     0.05         (0.05)          1.00       5.00        19,736    0.75        4.86         1.03         4.58
   1995        1.00     0.05         (0.05)          1.00       4.89        17,583    0.73        4.86         1.10         4.49
   1994        1.00     0.03         (0.03)          1.00       2.74        11,451    0.72        2.70         1.10         2.32
   19931       1.00     0.01         (0.01)          1.00       1.23+       15,330    0.76        2.52         1.15         2.13

   CLASS B
   1997(A)(4) $1.00    $  --        $   --          $1.00       0.50%+   $      80    1.52%       4.20%        1.72%        4.00%

----------------
TAX-FREE RESERVE
----------------
   CLASS Y*
   1997(A)    $1.00    $0.02        $(0.02)         $1.00       1.63%+   $ 152,822    0.52%       3.17%        0.71%        2.98%
   1997        1.00     0.03         (0.03)          1.00       3.08       119,579    0.50        3.07         0.70         2.87
   1996        1.00     0.03         (0.03)          1.00       3.20       104,196    0.48        3.14         0.76         2.86
   1995        1.00     0.03         (0.03)          1.00       3.12        62,756    0.48        3.09         0.85         2.72
   1994        1.00     0.02         (0.02)          1.00       2.03        79,384    0.49        2.00         0.87         1.62
   1993        1.00     0.02         (0.02)          1.00       2.23        72,255    0.51        2.20         0.89         1.82
   1992        1.00     0.03         (0.03)          1.00       3.56        80,147    0.37        3.39         0.88         2.88
   19913       1.00     0.01         (0.01)          1.00       1.07+       42,573    0.06        4.20         0.81         3.45

   CLASS C*
   1997(A)    $1.00    $0.02        $(0.02)         $1.00       1.49%+   $  12,396    0.77%       2.92%        0.96%        2.73%
   1997        1.00     0.03         (0.03)          1.00       2.83         3,202    0.75        2.82         0.95         2.62
   1996        1.00     0.03         (0.03)          1.00       2.95         2,850    0.73        2.94         1.02         2.65
   1995        1.00     0.03         (0.03)          1.00       2.86         1,524    0.73        2.80         1.10         2.43
   1994        1.00     0.02         (0.02)          1.00       1.78         2,708    0.74        1.75         1.12         1.37
   19931       1.00     0.01         (0.01)          1.00       0.85+        1,795    0.76        1.71         1.14         1.33

 AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
*  ON APRIL 22, 1996, SERIES A SHARES WERE REDESIGNATED CLASS Y AND SERIES B
    SHARES WERE REDESIGNATED CLASS C. + RETURNS ARE FOR THE PERIOD INDICATED AND
   HAVE NOT BEEN ANNUALIZED.
(A)RATIOS FOR THIS SIX-MONTH PERIOD ENDED DECEMBER 31, 1997, HAVE BEEN ANNUALIZED.
 1 COMMENCED OPERATIONS JANUARY 4, 1993. RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
 2 COMMENCED OPERATIONS NOVEMBER 21, 1988. RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
 3 COMMENCED OPERATIONS APRIL 16, 1991. RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
 4 COMMENCED OPERATIONS NOVEMBER 18, 1997. RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

NOTES TO
FINANCIAL
STATEMENTS                                              [SQUARE BULLET] COREFUND
--------------------------------------------------------------------------------

AS OF
DECEMBER 31, 1997
(UNAUDITED)


1.   ORGANIZATION

   The CoreFund Equity Index Fund, Core Equity Fund, Growth Equity Fund, Special Equity Fund, International Growth Fund, Balanced Fund (the Equity Funds), Short Term Income Fund, Short-Intermediate Bond Fund, Government Income Fund, Bond Fund, Global Bond Fund, Intermediate Municipal Bond Fund, Pennsylvania Municipal Bond Fund, New Jersey Municipal Bond Fund (the Fixed Income Funds), Treasury Reserve, Cash Reserve, and Tax-Free Reserve (the Money Market Funds) are portfolios offered by CoreFunds, Inc. (The Company), an open-end investment company registered under the Investment Company Act of 1940, as amended. The Company is presently authorized to offers 20 separate portfolios (the Funds):

      EQUITY PORTFOLIOS:                              MONEY MARKET PORTFOLIOS:
      Equity Index Fund                               Treasury Reserve
      Core Equity Fund                                Cash Reserve
      Growth Equity Fund                              Tax-Free Reserve
      Special Equity Fund                             Elite Cash Reserve
      International Growth Fund                       Elite Treasury Reserve
      Balanced Fund                                   Elite Tax-Free Reserve

      FIXED INCOME PORTFOLIOS:
      Short Term Income Fund
      Short-Intermediate Bond Fund
      Government Income Fund
      Bond Fund
      Global Bond Fund
      Intermediate Municipal Bond Fund
      Pennsylvania Municipal Bond Fund
      New Jersey Municipal Bond Fund

     The financial statements of the Elite Cash Reserve, Elite Treasury Reserve and Elite Tax-Free Reserve are not presented herein.

     The assets of each Portfolio are segregated, and a Shareholder's interest is limited to the Portfolio in which shares are held. The Funds' prospectus provides a description of the Funds' investment objectives, policies and strategies.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Portfolios.

     SECURITY VALUATION--Investment securities of the Equity and Fixed Income Funds that are listed on a securities exchange for which market quotations are available are valued by an independent pricing service at the last quoted sales price for such securities on each business day. If there is no such reported sale, these securities and unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price using procedures determined in good faith by the Board of Trustees. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

     Investment securities of the Money Market Funds are stated at amortized cost, which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

     The books and records of the International Growth Fund and Global Bond Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following bases:

     [BULLET] market value of investment securities, assets and liabilities at the current rate of exchange; and
     [BULLET] purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

     The International Growth Fund does not isolate the portion of gains or losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

     The Global Bond Fund does isolate the effect of fluctuations in foreign currency rates when determining the gain or loss upon sale or maturity of foreign currency denominated debt obligations for Federal income tax purposes.

NOTES TO
FINANCIAL
STATEMENTS
--------------------------------------------------------------------------------
(CONTINUED)

AS OF
DECEMBER 31, 1997
(UNAUDITED)

     The International Growth Fund and Global Bond Fund report certain foreign currency related transactions as components of unrealized and realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

     FORWARD FOREIGN CURRENCY CONTRACTS--The International Growth Fund and Global Bond Fund enter into forward foreign currency contracts as hedges against either specific transactions or portfolio positions. The aggregate principal amounts of the contracts are not recorded since the funds intend to settle the contracts prior to delivery. All commitments are "marked-to-market" daily at the applicable foreign exchange rate and any resulting unrealized gains or losses are recorded currently. The funds realize gains or losses at the time forward contracts are settled. Financial future contracts are valued at the settlement price established each day by the board of trade on an exchange on which they are traded.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME--Security transactions are accounted for on the trade date of the security purchase or sale. Cost used in determining net realized capital gains and losses on the sale of securities are those of the specific securities sold, adjusted for the accretion and amortization of purchase discounts or premiums during the respective holding period, which is calculated using the effective interest method. Interest income is recorded on the accrual basis. Dividend income is recorded on ex-dividend date.

     REPURCHASE AGREEMENTS--Securities pledged as collateral for repurchase agreements are held by each Portfolio's custodian bank until maturity of the repurchase agreements. Provisions of the agreements and procedures adopted by the adviser ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into insolvency proceedings, realization of collateral by the Portfolio may be delayed or limited.

     EXPENSES--Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Company are pro-rated to the Funds on the basis of relative net assets. Class specific expenses, such as the 12b-1 fees, are borne by that class. Income, other expenses and accumulated realized and unrealized gains and losses of a Fund are allocated to the respective class on the basis of the relative net asset value each day.

     DISTRIBUTION TO SHAREHOLDERS--The Equity Index Fund, Core Equity Fund, Growth Equity Fund, Special Equity Fund, Balanced Fund and Global Bond Fund declare and pay dividends on a quarterly basis. The International Growth Fund declares and pays dividends periodically. Such dividends are reinvested in additional shares unless otherwise requested. The Short Term Income Fund, Short-Intermediate Bond Fund, Government Income Fund, Bond Fund, Intermediate Municipal Bond Fund, Pennsylvania Municipal Bond Fund, New Jersey Municipal Bond Fund, Treasury Reserve, Cash Reserve and Tax-Free Reserve distributions from net investment income are declared on a daily basis and are payable on the first business day of the following month. Any net realized capital gains on sales of securities for a Fund are distributed to its shareholders at least annually.

     Distributions from net investment income and net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid in capital in the period that the difference arises.

     Accordingly, for the International Growth Fund and Global Bond Fund as of December 31, 1997, $(411,000) and $450,000 was reclassified from accumulated net realized gain (loss)on investments to accumulated net investment income, respectively.

     FEDERAL INCOME TAXES--It is each Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income tax is required.

     OTHER--Organizational costs incurred with the start up of the Balanced Fund, Government Income Fund, Short Term Income Fund, Intermediate Municipal Bond Fund, Global Bond Fund, Pennsylvania Municipal Bond Fund and New Jersey Municipal Bond Fund are being amortized on a straight line basis over a maximum period of sixty months. If any or all of the shares representing initial capital of each fund are redeemed by any holder thereof prior to the end of the amortization period, the proceeds will be reduced by the unamortized organizational cost balance in the same proportion as the number of shares redeemed bears to the initial shares outstanding immediately preceding the redemption.

                                                        [SQUARE BULLET] COREFUND
--------------------------------------------------------------------------------


3.   INVESTMENT ADVISORY AND CUSTODIAL SERVICES

     The Company has entered into an investment advisory agreement with CoreStates Investment Advisers, Inc. ("CSIA") to provide investment advisory services to each Fund. For its services CSIA receives a fee based on the annual average daily net assets of each Fund as shown in the following table:

                     ADVISER   INVESTMENT ADVISORY                            ADVISER    INVESTMENT ADVISORY
FUND                 FEE       AGREEMENT DATE         FUND                    FEE        AGREEMENT DATE
-------------------- -------   -------------------    --------------------    -------    -------------------
Equity Index         0.40%     March 25, 1991         Short Term Income       0.74%      April 12, 1996
Core Equity          0.74      April 12, 1996         Short-Intermediate Bond 0.50       March 25, 1991
Growth Equity        0.75      March 25, 1991         Government Income       0.50       March 25, 1991
Special Equity       1.50      April 12, 1996         Bond                    0.74       April 12, 1996
International Growth 0.80      December 5, 1989       Global Bond             0.60       March 25, 1991
Balanced             0.70      March 25, 1991         Intermediate Municipal
                                                        Bond                  0.50       March 25, 1991
Treasury Reserve     0.40      April 12, 1996         Pennsylvania Municipal
Cash Reserve         0.40      April 12, 1996           Bond                  0.50       May 15, 1994
Tax-Free Reserve     0.40      April 12, 1996         New Jersey Municipal
                                                        Bond                  0.50       May 15, 1994

     Advisory fees are computed daily and paid monthly for all Funds. Additionally, for the period ended December 31, 1997, CSIA has voluntarily waived a portion of their fees in order to assist the Funds in maintaining competitive expense ratios.

     CoreStates Bank serves as Custodian to the Company. Under the Custodian Agreement, CoreStates Bank holds each Fund's securities and cash items, makes receipts and disbursements of money on behalf of each Fund, collects and receives all income and other payments and distributions on account of the Funds' securities and performs other related services. CoreStates Bank may, in its discretion and at its own expense, open and maintain a sub-custody account or employ a sub-custodian on behalf of the Funds investing exclusively in the United States and may, with the Funds' Board approval and at the expense of the Funds, employ sub-custodians on behalf of the Funds who invest in foreign countries provided that CoreStates Bank shall remain liable for the performance of all of its duties under the Custodian Agreement.

     Sub-Advisory services are provided to the CoreStates Advisers for the International Growth Fund by Martin Currie, Inc. and Aberdeen Managers (The "Sub-Advisers"). Sub-Advisory services are provided for the Global Bond Fund by Analytic TSA (formerly Alpha Global). CoreStates Advisers is responsible for the supervision, and payment of fees to the Sub-Advisers in connection with their services.

4.   ADMINISTRATIVE, TRANSFER AGENT AND DISTRIBUTION SERVICES

     Pursuant to an Administration agreement dated October 30, 1992, as amended June 1, 1995, SEI Fund Resources ("SFR") acts as the Fund's Administrator. Under the terms of such agreement, SFR is entitled to receive an annual fee of 0.25% on the average net assets of the Funds. SFR voluntarily waives a portion of their fees in order to assist the Funds in maintaining competitive expense ratios.

     Pursuant to a Transfer Agency agreement dated November 16, 1995, Boston Financial Data Services ("BFDS"), a wholly owned subsidiary of State Street Bank and Trust Company acts as the Funds' Transfer Agent. As such, BFDS provides transfer agency, dividend disbursing and shareholder servicing for the Funds.

     On November 2, 1992, SEI Financial Services ("SFS"), a wholly owned subsidiary of SEI, became the Funds' exclusive Distributor pursuant to a distribution agreement dated October 30, 1992.

     The Company has adopted a Distribution Plan (the "Plan") for those Funds offering Class A, C and B shares. The Plan provides for the payment by the Company to the Distributor of up to 0.25% of the daily net assets of each Class A and C Portfolio and 1.00% of the daily net assets of each Class B Portfolio. The Company has also adopted a Shareholder Servicing Plan for those Funds offering Class B shares. The Shareholder Servicing Plan provides for the payment by the Company to the Distributor of up to 25% of the daily net assets of each Class B Portfolio to which the Plan is applicable. The Distributor is authorized to use these fees as compensation for its distribution-related services and as payment to certain securities broker/dealers and financial institutions that enter into shareholder servicing agreements or broker agreements with the Distributor. The Funds paid approximately $850,104 to affiliated brokers for commissions earned on the sales of the shares of the Funds for the six month period ended December 31, 1997.

     Certain officers of the Company are also officers of the Administrator. Such officers are paid no fees by the Funds.

NOTES TO
FINANCIAL
STATEMENTS
--------------------------------------------------------------------------------
(CONTINUED)

AS OF
DECEMBER 31, 1997
(UNAUDITED)

     A contingent Deferred Sales Charge (CDSC) is imposed on redemptions made in the Class B shares. The CDSC varies depending on the number of years from the time of payment for the purchase of Class B shares until the redemption of such shares.
                                                       Contingent Deferred Sales
                                 Year                   Charges as a Percentage
                                 Since                     of Dollar Amount
                               Purchase                    Subject to Charge
                               --------                ------------------------
                                 First                           5.00%
                                Second                           4.00%
                                 Third                           3.00%
                                Fourth                           2.00%
                                 Fifth                           1.00%
                                 Sixth                           None
                                Seventh                Convert to Class A Shares

5.   INVESTMENT TRANSACTIONS

     During the six month period ended December 31, 1997, purchases of securities and proceeds from sales of securities, other than temporary investments in short-term securities, were as follows:

----------------------------------------------------------------------------------------------------------------
                                              --------------------------------   -------------------------------
                                                        PURCHASES                            SALES
                                              --------------------------------   -------------------------------
                                                 U.S.                              U.S.
  PORTFOLIO INVESTMENT TRANSACTIONS (000)     GOVERNMENT     OTHER      TOTAL    GOVERNMENT    OTHER     TOTAL
                                              ----------     -----     -------   ----------   -------   --------
  Equity Index Fund                                 --       26,703     26,703         --      22,386    22,386
  Core Equity Fund                                  --          132        132         --     151,787   151,787
  Growth Equity Fund                                --       66,463     66,463         --      71,272    71,272
  Special Equity Fund                               --       24,748     24,748         --      30,293    30,293
  International Growth Fund                         --       38,930     38,930         --      39,848    39,848
  Balanced Fund                                     --       36,206     36,206         --      34,822    34,822
  Short Term Income Fund                         2,753        5,191      7,944      4,333       5,139     9,472
  Short-Intermediate Bond Fund                  65,819       39,422    105,241     69,963      33,236   103,199
  Government Income Fund                         5,451           --      5,451      3,814          --     3,814
  Bond Fund                                     81,637       39,056    120,693    105,566      65,138   170,704
  Global Bond Fund                                  --       41,416     41,416         --       4,688     4,688
  Intermediate Municipal Fund                       --          139        139         --         232       232
  Pennsylvania Municipal Bond Fund                  --        7,890      7,890         --       2,405     2,405
  New Jersey Municipal Bond Fund                    --          353        353         --          76        76
----------------------------------------------------------------------------------------------------------------

     Certain net capital losses incurred subsequent to October 31, 1996 have been deferred for tax purposes and will be recognized during the fiscal year ended June 30, 1998. The Funds had capital loss carryforwards at December 31, 1997, as follows:

                                            CAPITAL LOSS
                                              CARRYOVER      EXPIRES     EXPIRES      EXPIRES       EXPIRES
                                               6/30/97        2002        2003         2004          2005
                                            ------------    ----------  ----------  -----------   -----------
  Short Term Income Fund                    $   88,520      $    --     $       --     $     --    $   88,520
  Short-Intermediate Bond Fund               2,907,103           --      1,483,436      217,497     1,206,170
  Government Income Fund                       319,174           --        222,660        4,127        92,387
  Bond Fund                                  1,702,115           --             --           --     1,702,115
  Global Bond Fund                           1,573,551           --        844,493           --       729,058
  Intermediate Term Municipal Bond Fund         79,158           --         41,918       34,827         2,413
  Pennsylvania Municipal Bond Fund              96,691       73,679             95        8,784        14,133
  Treasury Reserve                               9,082           --             --           --         9,082
  Cash Reserve                                 167,012      134,628         23,362        9,022            --
  Tax-Free Reserve                              54,381        5,273         44,981        4,127            --
-------------------------------------------------------------------------------------------------------------

For tax purposes, the losses in the Funds can be carried forward for a maximum of eight years to offset any net realized capital gains.

     At December 31, 1997 the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes was not materially different from amounts reported for financial purposes. The aggregate gross unrealized gain or loss on securities at December 31, 1997 for each fund within the CoreFunds is as follows:

                                                        [SQUARE BULLET] COREFUND
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
                                                                          ------------   ------------  --------
                                                                            AGGREGATE      AGGREGATE
                                                                              GROSS          GROSS
  AGGREGATE GROSS UNREALIZED GAIN (LOSS) (000)                            APPRECIATION   DEPRECIATION     NET
                                                                          ------------   ------------  --------
  Equity Index Fund                                                        $119,666      $  (3,247)    $116,419
  Core Equity Fund                                                          149,108        (16,936)     132,172
  Growth Equity Fund                                                         57,102         (1,766)      55,336
  Special Equity Fund                                                        15,922        (11,198)       4,724
  International Growth Fund                                                  29,294        (10,958)      18,336
  Balanced Fund                                                              23,572           (985)      22,587
  Short Term Income Fund                                                         89             (8)          81
  Short-Intermediate Bond Fund                                                1,991            (24)       1,967
  Government Income Fund                                                        570            (15)         555
  Bond Fund                                                                   4,190            (25)       4,165
  Global Bond Fund                                                              554           (881)        (327)
  Intermediate Municipal Bond Fund                                               56             --           56
  Pennsylvania Municipal Bond Fund                                              640             (4)         636
  New Jersey Municipal Bond Fund                                                104             --          104
---------------------------------------------------------------------------------------------------------------

6. FORWARD FOREIGN CURRENCY CONTRACTS

     The International Growth Fund and Global Bond Fund enter into forward foreign currency contracts as hedges against portfolio positions. Such contracts, which protect the value of a Fund's investment securities against a decline in the value of currency, do not eliminate fluctuations in the underlying prices of the securities. They simply establish an exchange rate at a future date. Also, although such contracts tend to minimize the risk of loss due to a decline in the value of a hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of such foreign currency increase. The following forward foreign currency contracts were outstanding at December 31, 1997:

-------------------------------------------------------------------------------
  GLOBAL BOND FUND:
  Foreign Currency Sales:

                             Contracts to       In Exchange        Unrealized
                            Deliver/Receive         For           Appreciation
                            ---------------     -----------       ------------
  3/23/98                   DM   10,750,000      $6,101,645        $  96,870
  3/23/98                   DK   19,000,000       2,829,149           44,204
  3/12/98                   FF   10,500,000       1,761,036            8,991
  3/12/98                   GP    1,950,000       3,197,318           34,913
  3/23/98                   SK   13,600,000       1,763,451           46,185
                                                                   ---------
  Net Unrealized Appreciation                                      $ 231,163
                                                                   =========
--------------------------------------------------------------------------------

CURRENCY LEGEND
---------------
DM     German Marks
DK     Danish Kroner
FF     French Francs
GP     British Pounds
SK     Swedish Krona

NOTES TO
FINANCIAL
STATEMENTS
--------------------------------------------------------------------------------
(CONTINUED)

AS OF
DECEMBER 31, 1997
(UNAUDITED)

7. CONCENTRATION OF CREDIT RISK

     The Intermediate Municipal Bond Fund, Pennsylvania Municipal Bond Fund, New Jersey Municipal Bond Fund, and Tax-Free Reserve invest in debt instruments of municipal issuers. Although these Funds maintain a diversified portfolio, with the exception of the Pennsylvania Municipal Bond Fund and the New Jersey Municipal Bond Fund, the issuers ability to meet their obligations may be affected by economic developments in a specific state or region.

     The Intermediate Municipal Bond Fund, Pennsylvania Municipal Bond Fund, New Jersey Municipal Bond Fund, and Tax-Free Reserve invest in securities that include revenue bonds, tax exempt commercial paper, tax and revenue anticipation notes, and general obligation bonds. At December 31, 1997, the percentage of portfolio investments by each revenue source was as follows:

---------------------------------------------------------------------------------------------------------------
                                                             ------------  ------------    ---------   --------
                                                             INTERMEDIATE  PENNSYLVANIA    NEW JERSEY
                                                               MUNICIPAL     MUNICIPAL      MUNICIPAL
                                                                 BOND          BOND           BOND     TAX-FREE
                                                                 FUND          FUND           FUND      RESERVE
                                                             ------------  ------------    ----------  --------
  REVENUE BONDS:
     Education Bonds                                             17%            18%            15%         7%
     Health Care Bonds                                            3             13              5         10
     Transportation Bonds                                        12              5              7          7
     Utility Bonds                                               14             16             17          4
     Housing Bonds                                               --              2             --         10
     Pollution Control Bonds                                     --             --             --         10
     Industrial Development Bonds                                 6             16             --          8
     Public Facility Bonds                                       --              1              2          3
     Other                                                       12              2              7         10
  GENERAL OBLIGATIONS                                            36             24             47          6
  TAX EXEMPT COMMERCIAL PAPER                                    --             --             --         21
  TAX AND REVENUE ANTICIPATION NOTES                             --             --             --          3
  TAX ANTICIPATION NOTES                                         --              3             --          1
                                                               -----         -----           -----       ----
                                                                100%           100%           100%       100%
---------------------------------------------------------------------------------------------------------------

     Many municipalities insure their obligations with insurance underwritten by insurance companies which undertake to pay a holder, when due, the interest and principal amount on an obligation if the issuer defaults on its obligation. Although bond insurance reduces the risk of loss due to default by the issuer, there is no assurance that the insurance company will meet its obligations. Also, some of the securities have credit enhancements (letters of credit or guarantees issued by third party domestic or foreign banks or other institutions). At December 31, 1997, the percentage of securities with credit enhancements are as follows:


----------------------------------------------------------------------------
                                                    -------       ---------
                                                    LETTERS
                                                      OF            BOND
                                                    CREDIT        INSURANCE
                                                    -------       ---------
      Intermediate Municipal Bond Fund                --              64.9%
      Pennsylvania Municipal Bond Fund                --              62.1
      New Jersey Municipal Bond Fund                  --              38.4
      Tax-Free Reserve                                53.3%           27.6
----------------------------------------------------------------------------

                                                        [SQUARE BULLET] COREFUND
--------------------------------------------------------------------------------

8. SHARE TRANSACTIONS (000):

The following are the share transactions for the six month period ended December 31, 1997.

                         ------   ------- ------   ------- ------------- --------  --------    -------  --------
                         EQUITY    CORE   GROWTH   SPECIAL INTERNATIONAL
                          INDEX   EQUITY  EQUITY   EQUITY     GROWTH     BALANCED  TREASURY     CASH    TAX-FREE
                          FUND    FUND(1)  FUND     FUND       FUND        FUND     RESERVE    RESERVE   RESERVE
                         ------   ------- ------   ------- ------------- --------  --------    -------  --------
CLASS Y
Shares issued               613    2,134   1,130      590       3,024      830    1,198,732  1,030,078   170,940
Shares issued in lieu
   of cash distributions    223    3,181     639      816         543      449        1,462      1,865        96
Shares redeemed            (664)  (2,642) (1,381)    (841)     (2,727)    (766)  (1,228,616)  (961,599) (137,772)
                           ----   ------  ------     ----      ------     ----   ----------  ---------  --------
Net increase                172    2,673     388      565         840      513      (28,422)    70,344    33,264
                           ====   ======  ======     ====      ======     ====   ==========  =========  ========
CLASS A/C
Shares issued               117      123      43       42          18      108       34,333    107,066    24,342
Shares issued in lieu
   of cash distributions      8      120      25       34           9       24          272      1,229       132
Shares redeemed              16      (78)    (23)     (15)        (17)     (35)     (22,458)   (56,508)  (15,279)
                           ----   ------  ------     ----      ------     ----   ----------  ---------  --------
Net increase                109      165      45       61          10       97       12,147     51,787     9,195
                           ====   ======  ======     ====      ======     ====   ==========  =========  ========
CLASS B
Shares issued                19        6       6       10           1       40           --         88        --
Shares issued in lieu
   of cash distributions     --        1      --        2          --        2           --         --        --
Shares redeemed              --       --      --       --          --       --           --         (8)       --
                           ----   ------  ------     ----      ------     ----   ----------  ---------  --------
Net increase                 19        7       6       12           1       42           --         80        --
                           ====   ======  ======     ====      ======     ====   ==========  =========  ========
TOTAL SHARE ACTIVITY
   FOR PERIOD               300    2,845     439      638         851      652      (16,275)   122,211    42,459
                           ====   ======  ======     ====      ======     ====   ==========  =========  ========

(1) THIS FUND WAS FORMERLY KNOWN AS THE EQUITY FUND.
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

                              ---------- ------------ ---------- ------ ------  ------------  ------------  ----------
                              SHORT TERM    SHORT-    GOVERNMENT        GLOBAL  INTERMEDIATE  PENNSYLVANIA  NEW JERSEY
                                INCOME   INTERMEDIATE   INCOME    BOND   BOND    MUNICIPAL      MUNICIPAL    MUNICIPAL
                                 FUND      BOND FUND     FUND     FUND   FUND     BOND FUND     BOND FUND    BOND FUND
                              ---------- ------------ ---------- ------ ------  ------------  ------------  ----------

CLASS Y
Shares issued                     616        2,018       309     1,147     95        3        270         17
Shares issued in lieu
  of cash distributions            88          454        35       479    137       --         12          1
Shares repurchased               (692)      (1,998)     (195)   (2,950)   (42)     (14)       (55)       (10)
                                 ----       ------      ----    ------    ---      ---        ---        ---
Net increase (decrease)            12          474       149    (1,324)   190      (11)       227          8
                                 ====       ======      ====    ======    ===      ===        ===        ===
CLASS A
Shares issued                       7           29        31        42      7        6        241         16
Shares issued in lieu
  of cash distributions             1            6         4         4      1        2          6          1
Shares repurchased                 --          (31)      (23)      (12)    (1)      (9)       (12)        (7)
                                 ----       ------      ----    ------    ---      ---        ---        ---
Net increase (decrease)             8            4        12        34      7       (1)       235         10
                                 ====       ======      ====    ======    ===      ===        ===        ===
TOTAL SHARE ACTIVITY
FOR PERIOD                         20          478       161    (1,290)   197      (12)       462         18
                                 ====       ======      ====    ======    ===      ===        ===        ===

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

NOTES TO
FINANCIAL
STATEMENTS
--------------------------------------------------------------------------------
(CONCLUDED)

AS OF
DECEMBER 31, 1997
(UNAUDITED)


9. SHAREHOLDER VOTING RIGHTS

     There was a special meeting scheduled for December 15, 1997 at which the shareholders of the International Growth Fund voted on to approve the selection of Aberdeen Managers as a sub-adviser for a portion of the assets of the International Growth Fund. The results are as follows:

                                Shares Voted        % of Voted        % of Total
                                -----------         ----------        ----------
     FOR                        8,203,048.00          98.77%            70.55%
     AGAINST                       11,795.00           0.14%             0.10%
     ABSTAIN                       89,958.00           1.08%             0.77%

10. PROPOSED REORGANIZATION

     On November 18, 1997, CoreStates Financial Corp. and First Union Corporation jointly announced that they had signed a definitive agreement for the merger of CoreStates Bank, N.A. and First Union Bank. The Advisor is currently a wholly-owned subsidiary of CoreStates Bank, N.A. Subject to certain conditions, it is anticipated that the transaction will close at the end of April, 1998. Thereafter, the Advisor will be an indirect wholly-owned subsidiary of First Union Bank. A special meeting of shareholders will be called to consider certain proposed fund reorganizations.

--------------------------------------------------------------------------------
THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE CORPORATION. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE CORPORATION UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. SHARES IN THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, CORESTATES BANK, N.A., THE PARENT CORPORATION OF EACH FUND'S INVESTMENT ADVISER. SUCH SHARES ARE ALSO NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. INVESTMENTS IN SHARES OF A MUTUAL FUND INVOLVE RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. CORESTATES BANK, N.A. SERVES AS CUSTODIAN FOR THE FUNDS. SEI FINANCIAL DISTRIBUTION CO. SERVES AS DISTRIBUTOR AND IS NOT AFFILIATED WITH CORESTATES BANK, N.A.
--------------------------------------------------------------------------------

STATEMENT
OF
OPERATIONS                                              [SQUARE BULLET] COREFUND
--------------------------------------------------------------------------------
(000)

     COREFUND EQUITY FUNDS

AS OF
DECEMBER 31, 1997
(UNAUDITED)


                                                                                 ------------      --------------     --------------
                                                                                   EQUITY            CORE EQUITY         GROWTH
                                                                                 INDEX FUND            FUND(3)         EQUITY FUND
                                                                                 ------------      --------------     --------------
INVESTMENT INCOME:
     Dividends                                                                    $  2,223            $  3,344        $     561
     Interest                                                                           22                 138              123
     Less: Foreign taxes withheld                                                       --                  --               --
                                                                                  --------            --------        ---------
       Total investment income                                                       2,245               3,482              684
                                                                                  --------            --------        ---------
EXPENSES:
     Investment advisory fees                                                          533               2,147              632
     Less: waiver of investment advisory fees                                         (318)                 --               --
     Administrative fees                                                               333                 725              211
     Less: waiver of administrative fees                                              (119)               (164)             (76)
     Transfer agent fees & expenses                                                     36                  51               13
     Custodian fees                                                                     --                  --               --
     Professional fees                                                                   5                  23                3
     Registration & filing fees                                                          8                  14                4
     12b-1 fees--individual shares                                                      --                  23                7
     Taxes--other than income                                                            3                  13                2
     Printing fees                                                                      25                  57               17
     Organizational costs                                                               --                  --               --
     Miscellaneous                                                                      --                  14                6
                                                                                  --------            --------        ---------
       Total expenses                                                                  506               2,903              819
                                                                                  --------            --------        ---------
NET INVESTMENT INCOME (LOSS)                                                         1,739                 579             (135)
                                                                                  --------            --------        ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FORWARD FOREIGN CURRENCY
   CONTRACTS AND FOREIGN CURRENCY:
     Net realized gain from security transactions                                    5,184              40,986           11,173
     Net realized (loss) on forward foreign currency contracts and
       foreign currency transactions                                                    --                  --               --
     Net unrealized depreciation on forward foreign currency contracts and
       translation of assets and liabilities in foreign currencies                      --                  --               --
     Net change in unrealized appreciation (depreciation) on investments            17,916              20,773           10,360
                                                                                  --------            --------        ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                    $24,839             $62,338          $21,398
                                                                                  ========            ========        =========
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE - DECEMBER 31, 1997:
     CLASS Y
       1Net asset value, offer and redemption price                                $ 39.65            $  20.60         $  16.33
                                                                                  ========            ========        =========
     CLASS A
       1Net asset value, redemption price
        Maximum sales charge of 5.50%                                                39.66               20.61            16.27
                                                                                  --------            --------        ---------
       2Offering price                                                             $ 41.97            $  21.81         $  17.22
                                                                                  ========            ========        =========
     CLASS B
       4Net asset value and offering price                                         $ 39.12            $  18.31         $  16.19
                                                                                  ========            ========        =========


                                                                                   --------------   --------------   --------------
                                                                                      SPECIAL        INTERNATIONAL      BALANCED
                                                                                    EQUITY FUND       GROWTH FUND         FUND
                                                                                   --------------   --------------   --------------
INVESTMENT INCOME:
     Dividends                                                                       $    212           $ 1,039          $  379
     Interest                                                                              43               152           1,481
     Less: Foreign taxes withheld                                                          --              (111)             --
                                                                                     --------           -------          ------
       Total investment income                                                            255             1,080           1,860
                                                                                     --------           -------          ------
EXPENSES:
     Investment advisory fees                                                             607               666             444
     Less: waiver of investment advisory fees                                            (263)               --             (76)
     Administrative fees                                                                  101               208             158
     Less: waiver of administrative fees                                                  (36)              (75)            (57)
     Transfer agent fees & expenses                                                        21               (10)             11
     Custodian fees                                                                         5                 6              --
     Professional fees                                                                     (5)                2               3
     Registration & filing fees                                                             9                (7)             --
     12b-1 fees--individual shares                                                          4                 3               7
     Taxes--other than income                                                               1                --               1
     Printing fees                                                                         11                 2              16
     Organizational costs                                                                  --                --              18
     Miscellaneous                                                                          1                --              --
                                                                                     --------           -------          ------
       Total expenses                                                                     456               795             525
                                                                                     --------           -------          ------
NET INVESTMENT INCOME (LOSS)                                                             (201)              285           1,335
                                                                                     --------           -------          ------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FORWARD FOREIGN CURRENCY
   CONTRACTS AND FOREIGN CURRENCY:
     Net realized gain from security transactions                                       7,997             2,385           3,960
     Net realized (loss) on forward foreign currency contracts and
       foreign currency transactions                                                       --              (411)             --
     Net unrealized depreciation on forward foreign currency contracts and
       translation of assets and liabilities in foreign currencies                         --               (12)             --
     Net change in unrealized appreciation (depreciation) on investments               (1,796)          (10,180)          3,388
                                                                                     --------           -------          ------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                       $ 6,000            (7,933)         $8,683
                                                                                     ========           =======          ======
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE - DECEMBER 31, 1997:
     CLASS Y
       1Net asset value, offer and redemption price                                   $ 10.65           $ 13.28          $13.60
                                                                                     ========           =======          ======
     CLASS A
       1Net asset value, redemption price
        Maximum sales charge of 5.50%                                                   10.60             13.28           13.60
                                                                                     --------           -------          ------
       2Offering price                                                                $ 11.22           $ 14.05          $14.39
                                                                                     ========           =======          ======
     CLASS B
       4Net asset value and offering price                                            $ 10.48           $ 13.28          $13.51
                                                                                     ========           =======          ======

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0
1 NET ASSET VALUE PER SHARE, AS ILLUSTRATED, IS THE AMOUNT WHICH WOULD BE PAID UPON THE REDEMPTION OR EXCHANGE OF SHARES.
2 THE OFFER PRICE IS CALCULATED BY DIVIDING THE NET ASSET VALUE OF CLASS A BY 1 MINUS THE MAXIMUM SALES CHARGE OF 5.50%.
3  THIS FUND WAS FORMERLY KNOWN AS THE EQUITY FUND.
4 CLASS B HAS A CONTINGENT DEFERRED SALES CHARGE. FOR A DESCRIPTION OF POSSIBLE REDEMPTION CHARGE, SEE THE NOTES TO THE FINANCIAL STATEMENTS.
SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                    92 & 93

STATEMENT
OF
OPERATIONS                                              [SQUARE BULLET] COREFUND
--------------------------------------------------------------------------------
(000)

     COREFUND FIXED INCOME FUNDS

AS OF
DECEMBER 31, 1997
(UNAUDITED)


                                                                          --------------   --------------    -------------
                                                                            SHORT TERM         SHORT-
                                                                              INCOME        INTERMEDIATE      GOVERNMENT
                                                                               FUND           BOND FUND       INCOME FUND
                                                                          --------------   --------------    -------------
INVESTMENT INCOME
     Interest                                                                 $1,120            $5,458         $   758
                                                                              ------            ------          ------
       Total Investment income                                                 1,120             5,458             758
                                                                              ------            ------          ------
EXPENSES
     Investment advisory fees                                                    139               426              55
     Less: waiver of investment advisory fees                                    (92)             (170)             (2)
     Administrative fees                                                          47               213              28
     Less:waiver of administrative fees                                          (17)              (77)            (10)
     Transfer agent fees & expenses                                                6                18               2
     Custodian fees                                                                6                --              --
     Professional fees                                                            --                 4               1
     Registration & filing fees                                                   (3)                6               1
     12b-1 fees--individual shares                                                 1                 3               2
     Trustee fees                                                                  1                 2              --
     Printing fees                                                                 2                11               1
     Organizational costs                                                          1                --               3
     Miscellaneous                                                                 1                 6               1
                                                                              ------            ------          ------
       Total expenses                                                             92               442              82
                                                                              ------            ------          ------
NET INVESTMENT INCOME                                                          1,028             5,016             676
                                                                              ------            ------          ------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FORWARD FOREIGN CURRENCY
   CONTRACTS AND FOREIGN CURRENCY:
     Net realized gain (loss) from:
       Security transactions                                                       8               461              88
       Option transactions                                                        --                --              --
     Net realized gain on forward foreign currency contracts and
       foreign currency transactions                                              --                --              --
     Net unrealized depreciation on forward foreign currency
       contracts and translation of other assets and liabilities
       in foreign currencies                                                      --                --              --
     Net change in unrealized appreciation (depreciation)
       on investments                                                             68             1,670             515
                                                                              ------            ------          ------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                          $1,104            $7,147          $1,279
                                                                              ======            ======          ======
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE - JUNE 30, 1997:
     CLASS Y
     1Net asset value, offer and redemption price                             $ 9.99            $ 9.95          $10.03
                                                                              ======            ======          ======
     CLASS A
     1Net asset value, redemption price
      Maximum sales charge of 3.25% or 4.75%                                    9.98              9.95           10.03
                                                                              ------            ------          ------
     2Offering price                                                          $10.32            $10.28          $10.37
                                                                              ======            ======          ======

                                                                             ------------     --------------    ------------
                                                                                                 GLOBAL         INTERMEDIATE
                                                                                 BOND             BOND            MUNICIPAL
                                                                                 FUND             FUND            BOND FUND
                                                                             ------------     --------------    ------------
INVESTMENT INCOME
     Interest                                                                 $  6,153            $1,055          $    46
                                                                               -------           -------          -------
       Total Investment income                                                   6,153             1,055               46
                                                                               -------           -------          -------
EXPENSES
     Investment advisory fees                                                      675               108                5
     Less: waiver of investment advisory fees                                     (356)              (18)              (5)
     Administrative fees                                                           228                45                2
     Less:waiver of administrative fees                                            (82)              (16)              (1)
     Transfer agent fees & expenses                                                  7                (1)              --
     Custodian fees                                                                 11                 1               --
     Professional fees                                                               8                 1               --
     Registration & filing fees                                                     18                 1                2
     12b-1 fees-- individual shares                                                  2                --                1
     Trustee fees                                                                   --                --               --
     Printing fees                                                                  10                --               --
     Organizational costs                                                           --                 2                3
     Miscellaneous                                                                   5                --               --
                                                                               -------           -------          -------
       Total expenses                                                              526               123                7
                                                                               -------           -------          -------
NET INVESTMENT INCOME                                                            5,627               932               39
                                                                               -------           -------          -------
NETREALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FORWARD FOREIGN CURRENCY
   CONTRACTS AND FOREIGN CURRENCY:
     Net realized gain (loss) from:
       Security transactions                                                     1,499               (41)               3
       Option transactions                                                          --              (400)              --
     Net realized gain on forward foreign currency contracts and
       foreign currency transactions                                                --               450               --
     Net unrealized depreciation on forward foreign currency
       contracts and translation of other assets and liabilities
       in foreign currencies                                                        --               (98)              --
     Net change in unrealized appreciation (depreciation)
       on investments                                                            3,530               (90)              35
                                                                               -------           -------          -------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                           $10,656           $   753          $    77
                                                                               =======           =======          =======
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE - JUNE 30, 1997:
     CLASS Y
     1Net asset value, offer and redemption price                              $ 10.53           $  9.33           $10.25
                                                                               =======           =======          =======
     CLASS A
     1Net asset value, redemption price
      Maximum sales charge of 3.25% or 4.75%                                     10.53              9.32            10.25
                                                                               -------           -------          -------
     2Offering price                                                           $ 11.06           $  9.78           $10.59
                                                                               =======           =======          =======

                                                                               --------------    --------------
                                                                                PENNSYLVANIA       NEW JERSEY
                                                                                  MUNICIPAL         MUNICIPAL
                                                                                  BOND FUND         BOND FUND
                                                                               --------------    --------------
INVESTMENT INCOME
     Interest                                                                     $   375          $     53
                                                                                  -------           -------
       Total Investment income                                                        375                53
                                                                                  -------           -------
EXPENSES
     Investment advisory fees                                                          37                 5
     Less: waiver of investment advisory fees                                         (37)               (5)
     Administrative fees                                                               19                 2
     Less:waiver of administrative fees                                               (19)               (2)
     Transfer agent fees & expenses                                                     1                --
     Custodian fees                                                                    --                --
     Professional fees                                                                 --                --
     Registration & filing fees                                                         1                --
     12b-1 fees--individual shares                                                      4                 1
     Trustee fees                                                                      --                --
     Printing fees                                                                      1                --
     Organizational costs                                                               2                 1
     Miscellaneous                                                                     --                --
                                                                                  -------           -------
       Total expenses                                                                   9                 2
                                                                                  -------           -------
NET INVESTMENT INCOME                                                                 366                51
                                                                                  -------           -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FORWARD FOREIGN CURRENCY
   CONTRACTS AND FOREIGN CURRENCY:
     Net realized gain (loss) from:
       Security transactions                                                           40                (1)
       Option transactions                                                             --                --
     Net realized gain on forward foreign currency contracts and
       foreign currency transactions                                                   --                --
     Net unrealized depreciation on forward foreign currency
       contracts and translation of other assets and liabilities
       in foreign currencies                                                           --                --
     Net change in unrealized appreciation (depreciation)
       on investments                                                                 378                57
                                                                                  -------           -------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                              $   784           $   107
                                                                                  =======           =======
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE - JUNE 30, 1997:
     CLASS Y
     1Net asset value, offer and redemption price                                  $10.77            $10.46
                                                                                  =======           =======
     CLASS A
     1Net asset value, redemption price
      Maximum sales charge of 3.25% or 4.75%                                        10.78             10.45
                                                                                  -------           -------
     2Offering price                                                               $11.32            $10.97
                                                                                  =======           =======

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
1 NET ASSET VALUE PER SHARE, AS ILLUSTRATED, IS THE AMOUNT WHICH WOULD BE PAID
  UPON THE REDEMPTION OR EXCHANGE OF SHARES.
2 THE OFFER PRICE IS CALCULATED BY DIVIDING THE NET ASSET VALUE OF CLASS A BY 1
  MINUS THE MAXIMUM SALES CHARGE OF 3.25% FOR THE SHORT TERM INCOME, SHORT-INTERMEDIATE BOND, GOVERNMENT INCOME AND INTERMEDIATE MUNICIPAL BOND FUNDS AND 4.75% FOR THE BOND, GLOBAL BOND, PENNSYLVANIA MUNICIPAL BOND AND NEW JERSEY MUNICIPAL BOND FUNDS.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                    94 & 95

STATEMENT
OF
OPERATIONS                                              [SQUARE BULLET] COREFUND
--------------------------------------------------------------------------------
(000)

     COREFUND MONEY MARKET FUNDS

AS OF
DECEMBER 31, 1997
(UNAUDITED)

                                                                      --------         -------        --------
                                                                      TREASURY          CASH          TAX-FREE
                                                                       RESERVE         RESERVE         RESERVE
                                                                      --------         -------        --------
INVESTMENT INCOME:
   Interest                                                           $ 24,754        $ 27,544         $ 2,735
                                                                      --------        --------         -------
     Total investment income                                            24,754          27,544           2,735
                                                                      --------        --------         -------
EXPENSES:
   Investment advisory fees                                              1,113           1,926             185
   Less: waiver of investment advisory fees                               (401)           (481)            (67)
   Administrative fees                                                   1,781           1,204             296
   Less: waiver of administrative fees                                    (446)           (433)            (74)
   Transfer agent fees & expenses                                           71             117              14
   Custodian fees                                                            1               1              --
   Professional fees                                                        25              10               3
   Registration & filing fees                                                4              60              20
   12b-1 fees                                                               23              64              12
   Trustee fees                                                             10              11               5
   Printing                                                                 65              77               5
   Miscellaneous                                                            63              32              (1)
                                                                      --------        --------         -------
   Total expenses                                                        2,309           2,588             398
                                                                      --------        --------         -------
   NET INVESTMENT INCOME                                                22,445          24,956           2,337
                                                                      --------        --------         -------
   NET REALIZED GAIN ON INVESTMENTS:
   Net realized gain from security
     transactions                                                           14               5              --
                                                                      --------        --------         -------
   NET INCREASE IN NET ASSETS RESULTING
     FROM OPERATIONS                                                  $ 22,459        $ 24,961         $ 2,337
                                                                      ========        ========         =======

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                      [This page intentionally left blank.]

STATEMENT
OF CHANGES
IN NET ASSETS                                           [SQUARE BULLET] COREFUND
--------------------------------------------------------------------------------
(000)

     COREFUND EQUITY FUNDS

AS OF
DECEMBER 31, 1997
(UNAUDITED)



                                                                                        -------------------     -------------------
                                                                                               EQUITY                CORE EQUITY
                                                                                             INDEX FUND                FUND(2)
                                                                                        -------------------     -------------------
                                                                                         7/1/97     7/1/96       7/1/97     7/1/96
                                                                                           TO         TO           TO         TO
                                                                                        12/31/97    6/30/97     12/31/97    6/30/97
                                                                                        --------    -------     --------    -------
OPERATIONS:
   Net investment income                                                              $   1,739     $ 3,256      $   579 $   2,927
   Net realized gain on investments, forward foreign currency contracts and foreign
     currency                                                                             5,184       3,591       40,986    66,598
   Net unrealized appreciation on investments, forward foreign currency contracts
     and translation of assets and liabilites in foreign currencies                      17,916      55,389       20,773    67,597
                                                                                       --------    --------     --------  --------
   Net increase (decrease) in net assets resulting from operations                       24,839      62,236       62,338   137,122
                                                                                       --------    --------     --------  --------
DIVIDENDS DISTRIBUTED FROM:
   Net investment income:
     Class Y                                                                             (1,685)     (3,225)        (595)   (2,858)
     Class A                                                                                (48)        (28)          --       (49)
     Class B                                                                                 (2)         --           --        --
   Net realized gains:
     Class Y                                                                             (8,013)     (1,484)     (69,731)  (35,253)
     Class A                                                                               (265)         (6)      (2,421)     (977)
     Class B                                                                                (16)         --          (17)       --
                                                                                       --------    --------     --------  --------
       Total dividends distributed                                                      (10,029)     (4,743)     (72,764)  (39,137)
                                                                                       --------    --------     --------  --------
CAPITAL TRANSACTIONS (1):
   Class Y:
     Proceeds from shares issued                                                         24,068          --       48,159    56,759
     Reinvestment of cash distributions                                                   8,774          --       63,917    38,110
     Cost of shares redeemed                                                            (25,937)         --      (59,580)  (89,855)
                                                                                       --------    --------     --------  --------
     Increase in net assets from Class Y transactions                                     6,905          --       52,496     5,014
                                                                                       --------    --------     --------  --------
   Class A:
     Proceeds from shares issued                                                          4,631      43,492        2,811     3,395
     Reinvestment of cash distributions                                                     330       4,960        2,403     1,038
     Cost of shares redeemed                                                               (655)    (30,407)      (1,722)   (2,376)
                                                                                       --------    --------     --------  --------
     Increase in net assets from Class A transactions                                     4,306      18,045        3,492     2,057
                                                                                       --------    --------     --------  --------
   Class B:
     Proceeds from shares issued                                                            732       4,101          132        --
     Reinvestment of cash distributions                                                      18          34           17        --
     Cost of shares redeemed                                                                 (5)       (103)          --        --
                                                                                       --------    --------     --------  --------
     Increase (decrease) in net assets from Class B transactions                            745       4,032          149        --
                                                                                       --------    --------     --------  --------
Increase in net assets derived from capital share transactions                           11,956      22,077       56,137     7,071
                                                                                       --------    --------     --------  --------
     Net increase (decrease) in net assets                                               26,766      79,570       45,711   105,056
                                                                                       --------    --------     --------  --------
NET ASSETS:
   Beginning of period                                                                  245,920     166,350      531,058   426,002
                                                                                       --------    --------     --------  --------
   End of period                                                                       $272,686    $245,920     $576,769  $531,058
                                                                                       ========    ========     ========  ========

                                                                                       -------------------   ------------------
                                                                                             GROWTH                SPECIAL
                                                                                           EQUITY FUND           EQUITY FUND
                                                                                       -------------------   ------------------
                                                                                        7/1/97     7/1/96     7/1/97    7/1/96
                                                                                          TO         TO         TO        TO
                                                                                       12/31/97    6/30/97   12/31/97   6/30/97
                                                                                       --------    -------   --------   -------
OPERATIONS:
   Net investment income                                                                $  (135) $    399     $ (201) $    121
   Net realized gain on investments, forward foreign currency contracts and foreign
     currency                                                                            11,173    14,635      7,997     7,793
   Net unrealized appreciation on investments, forward foreign currency contracts
     and translation of assets and liabilites in foreign currencies                      10,360    12,411     (1,796)    3,603
                                                                                       --------  --------    -------   -------
   Net increase (decrease) in net assets resulting from operations                       21,398    27,445      6,000    11,517
                                                                                       --------  --------    -------   -------
DIVIDENDS DISTRIBUTED FROM:
   Net investment income:
     Class Y                                                                                --       (393)        --      (177)
     Class A                                                                                --         (3)       --         (2)
     Class B                                                                                 --        --         --        --
   Net realized gains:
     Class Y                                                                            (11,719)  (13,864)      (350)  (13,011)
     Class A                                                                               (400)     (404)    (9,099)     (307)
     Class B                                                                                 (7)       --        (15)       --
                                                                                       --------  --------    -------   -------
       Total dividends distributed                                                      (12,126)  (14,664)    (9,464)  (13,497)
                                                                                       --------  --------    -------   -------
CAPITAL TRANSACTIONS (1):
   Class Y:
     Proceeds from shares issued                                                         18,945        --      7,178        --
     Reinvestment of cash distributions                                                  10,162        --      8,424        --
     Cost of shares redeemed                                                            (23,121)       --    (10,285)       --
                                                                                       --------  --------    -------   -------
     (Decrease) in net assets from Class Y transactions                                   5,986        --      5,317        --
                                                                                       --------  --------    -------   -------
   Class A:
     Proceeds from shares issued                                                            728    38,807        516    13,884
     Reinvestment of cash distributions                                                     400    12,752        349    13,074
     Cost of shares redeemed                                                               (390)  (36,303)      (179)  (16,684)
                                                                                       --------  --------    -------   -------
     Increase in net assets from Class A transactions                                       738    15,256        686    10,274
                                                                                       --------  --------    -------   -------
   Class B:
     Proceeds from shares issued                                                            102     1,712        124     1,020
     Reinvestment of cash distributions                                                       7       410         15       310
     Cost of shares redeemed                                                                --     (1,001)       --       (121)
                                                                                       --------  --------    -------   -------
     Increase (decrease) in net assets from Class B transactions                            109     1,121        139     1,209
                                                                                       --------  --------    -------   -------
Increase in net assets derived from capital share transactions                            6,833    16,377      6,142    11,483
                                                                                       --------  --------    -------   -------
     Net increase (decrease) in net assets                                               16,105    29,158      2,678     9,503
                                                                                       --------  --------    -------   -------
NET ASSETS:
   Beginning of period                                                                  152,393   123,235     74,327    64,824
                                                                                       --------  --------    -------   -------
   End of period                                                                       $168,498  $152,393    $77,005   $74,327
                                                                                       ========  ========    =======   =======

                                                                                        -------------------      -------------------
                                                                                            INTERNATIONAL             BALANCED
                                                                                             GROWTH FUND                FUND
                                                                                        -------------------      -------------------
                                                                                         7/1/97     7/1/96        7/1/97     7/1/96
                                                                                           TO         TO            TO         TO
                                                                                        12/31/97    6/30/97      12/31/97    6/30/97
                                                                                        --------    -------      --------    -------
OPERATIONS:
   Net investment income                                                                $    285    $   969       $ 1,335 $   3,139
   Net realized gain on investments, forward foreign currency contracts and foreign
     currency                                                                              1,974      5,290         3,960     7,717
   Net unrealized appreciation on investments, forward foreign currency contracts
     and translation of assets and liabilites in foreign currencies                      (10,192)    15,689         3,388     6,601
                                                                                        --------   --------      --------  --------
   Net increase (decrease) in net assets resulting from operations                        (7,933)    21,948         8,683    17,457
                                                                                        --------   --------      --------  --------
DIVIDENDS DISTRIBUTED FROM:
   Net investment income:
     Class Y                                                                              (1,958)    (3,802)       (1,280)   (3,056)
     Class A                                                                                 (22)       (53)          (48)      (92)
     Class B                                                                                  --         --            (2)       --
   Net realized gains:
     Class Y                                                                              (6,263)    (8,375)       (6,356)   (5,885)
     Class A                                                                                 (93)      (130)         (282)     (184)
     Class B                                                                                  (1)        --           (28)       --
                                                                                        --------   --------      --------  --------
       Total dividends distributed                                                        (8,337)   (12,360)       (7,996)   (9,217)
                                                                                        --------   --------      --------  --------
CAPITAL TRANSACTIONS (1):
   Class Y:
     Proceeds from shares issued                                                          43,065     34,899        11,645        --
     Reinvestment of cash distributions                                                    7,249     11,015         6,080        --
     Cost of shares redeemed                                                             (38,992)   (31,528)      (10,793)       --
                                                                                        --------   --------      --------  --------
     (Decrease) in net assets from Class Y transactions                                   11,322     14,386         6,932        --
                                                                                        --------   --------      --------  --------
   Class A:
     Proceeds from shares issued                                                             358        489         1,546    23,565
     Reinvestment of cash distributions                                                       11        178           323     8,737
     Cost of shares redeemed                                                                (238)      (506)         (519)  (29,150)
                                                                                        --------   --------      --------  --------
     Increase in net assets from Class A transactions                                        131        161         1,350     3,152
                                                                                        --------   --------      --------  --------
   Class B:
     Proceeds from shares issued                                                              14         --           568     1,285
     Reinvestment of cash distributions                                                        1         --            30       293
     Cost of shares redeemed                                                                  --         --           --       (833)
                                                                                        --------   --------      --------  --------
     Increase (decrease) in net assets from Class B transactions                              15         --           598       745
                                                                                        --------   --------      --------  --------
Increase in net assets derived from capital share transactions                            11,468     14,547         8,880     3,897
                                                                                        --------   --------      --------  --------
     Net increase (decrease) in net assets                                                (4,802)    24,135         9,567    12,137
                                                                                        --------   --------      --------  --------
NET ASSETS:
   Beginning of period                                                                   165,548    141,413       117,840   105,703
                                                                                        --------   --------      --------  --------
   End of period                                                                        $160,746   $165,548      $127,407  $117,840
                                                                                        ========   ========      ========  ========

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
(1) FOR CAPITAL SHARE TRANSACTIONS PLEASE SEE FOOTNOTE 8 IN THE NOTES TO THE FINANCIAL STATEMENTS.
(2) THIS FUND WAS FORMERLY KNOWN AS THE EQUITY FUND.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                    98 & 99

STATEMENT
OF CHANGES
IN NET ASSETS                                          [SQUARE BULLET]  COREFUND
--------------------------------------------------------------------------------
(000)

     COREFUND FIXED INCOME FUNDS

AS OF
DECEMBER 31, 1997
(UNAUDITED)

                                                             ---------------- ----------------- ----------------
                                                                                   SHORT-
                                                                SHORT TERM      INTERMEDIATE       GOVERNMENT
                                                                INCOME FUND       BOND FUND        INCOME FUND
                                                             ---------------- ----------------- ----------------

                                                              7/1/97  7/1/96   7/1/97   7/1/96   7/1/97  7/1/96
                                                                TO      TO       TO       TO       TO      TO
                                                             12/31/97 6/30/97 12/31/97  6/30/97 12/31/97 6/30/97
                                                             -------- ------- --------  ------- -------- -------
OPERATIONS:
   Net investment income                                     $ 1,028 $ 1,757  $  5,016 $ 10,074   $  676 $  1,293
   Net realized gain (loss) on investments, forward foreign
     currency contracts and foreign currency                       8      (8)      461      (26)      88     (156)
   Net unrealized appreciation (depreciation) on investments, forward foreign currency contracts and translation of
     assets and liabilites in foreign currencies                  68      91     1,670      993      505      434
                                                             ------- -------  -------- --------  -------  -------
   Net increase in net assets resulting from operations        1,104   1,840     7,147   11,041    1,269    1,571
                                                             ------- -------  -------- --------  -------  -------
DIVIDENDS DISTRIBUTED FROM:
   Net investment income:
     Class Y                                                  (1,015) (1,748)   (4,933)  (9,902)    (624)  (1,204)
     Class A                                                     (13)     (9)      (77)    (172)     (51)     (90)
   Net realized gains:
     Class Y                                                      --      --        --       --      --        --
     Class A                                                      --      --        --       --       --       --
                                                             ------- -------  -------- --------  -------  -------
       Total dividends distributed                            (1,028) (1,757)   (5,010) (10,074)    (675)  (1,294)
                                                             ------- -------  -------- --------  -------  -------
CAPITAL TRANSACTIONS (1):
   Class Y:
     Proceeds from shares issued                               6,147  16,475    20,016   45,113    3,060    8,152
     Reinvestment of cash distributions                          880   1,808     4,505    9,516      352      612
     Cost of shares redeemed                                  (6,908)(11,486)  (19,785) (52,263)  (1,936)  (3,957)
                                                             ------- -------  -------- --------  -------  -------
     Increase (decrease) in net assets from Class Y
        transactions                                             119   6,797     4,736    2,366    1,476    4,807
                                                             ------- -------  -------- --------  -------  -------
   Class A:
     Proceeds from shares issued                                  63     483       289      391      308      579
     Reinvestment of cash distributions                           13       9        59      143       43       85
     Cost of shares redeemed                                      --      (1)     (305)    (865)    (229)    (311)
                                                             ------- -------  -------- --------  -------  -------
     Increase (decrease) in net assets from Class A
         transactions                                             76     491        43     (331)     122      353
                                                             ------- -------  -------- --------  -------  -------
Increase (decrease) in net assets derived from capital
   share transactions                                            195   7,288     4,779    2,035    1,598    5,160
                                                             ------- -------  -------- --------  -------  -------
     Net increase (decrease) in net assets                       271   7,371     6,916    3,002    2,192    5,437
                                                             ------- -------  -------- --------  -------  -------
NET ASSETS:
   Beginning of period                                        37,504  30,133   165,905  162,903   20,667   15,230
                                                             ------- -------  -------- --------  -------  -------
   End of period                                             $37,775 $37,504  $172,821 $165,905  $22,859  $20,667
                                                             ======= =======  ======== ========  =======  =======

                                                               -----------------       -----------------      ------------------
                                                                                                                 INTERMEDIATE
                                                                      BOND                  GLOBAL                MUNICIPAL
                                                                      FUND                 BOND FUND               BOND FUND
                                                               -----------------       -----------------      ------------------

                                                                7/1/97    7/1/96        7/1/97   7/1/96        7/1/97    7/1/96
                                                                  TO        TO            TO       TO            TO        TO
                                                               12/31/97   6/30/97      12/31/97  6/30/97      12/31/97   6/30/97
                                                               --------   -------      --------  -------      --------   -------
OPERATIONS:
   Net investment income                                         $ 5,627 $ 12,245        $   931  $ 1,774         $  39 $     71
   Net realized gain (loss) on investments, forward foreign
     currency contracts and foreign currency                       1,499     (735)             9      423             3       (6)
   Net unrealized appreciation (depreciation) on investments, forward foreign currency contracts and translation of
     assets and liabilites in foreign currencies                   3,530    2,749           (188)    (149)           35       25
                                                                -------- --------        -------  -------       -------  -------
   Net increase in net assets resulting from operations           10,656   14,259            753    2,048            77       90
                                                                -------- --------        -------  -------       -------  -------
DIVIDENDS DISTRIBUTED FROM:
   Net investment income:
     Class Y                                                      (5,574) (12,161)        (1,509)  (2,621)          (20)     (34)
     Class A                                                         (53)     (84)           (10)     (13)          (19)     (37)
   Net realized gains:
     Class Y                                                          --       --             --       --            --       --
     Class A                                                          --       --             --       --            --       --
                                                                -------- --------        -------  -------       -------  -------
       Total dividends distributed                                (5,627) (12,245)        (1,519)  (2,634)          (39)     (71)
                                                                -------- --------        -------  -------       -------  -------
CAPITAL TRANSACTIONS (1):
   Class Y:
     Proceeds from shares issued                                  11,940   18,942            911      107            34      841
     Reinvestment of cash distributions                            5,007   12,215          1,285    2,670             7       12
     Cost of shares redeemed                                     (30,726) (49,397)          (400)    (602)         (147)    (269)
                                                                -------- --------        -------  -------       -------  -------
     Increase (decrease) in net assets from Class Y transactions (13,779) (18,240)         1,796    2,175          (106)     584
                                                                -------- --------        -------  -------       -------  -------
   Class A:
     Proceeds from shares issued                                     427      579             69       31            66       80
     Reinvestment of cash distributions                               46       78             10       15            17       37
     Cost of shares redeemed                                        (117)    (323)           (10)     (13)          (95)    (186)
                                                                -------- --------        -------  -------       -------  -------
     Increase (decrease) in net assets from Class A transactions     356      334             69       33           (12)     (69)
                                                                -------- --------        -------  -------       -------  -------
Increase (decrease) in net assets derived from capital
   share transactions                                            (13,423) (17,906)         1,865    2,208          (118)     515
                                                                -------- --------        -------  -------       -------  -------
     Net increase (decrease) in net assets                        (8,394) (15,892)         1,099    1,622           (80)     534
                                                                -------- --------        -------  -------       -------  -------
NET ASSETS:
   Beginning of period                                           183,986  199,878         34,772   33,150         1,952    1,418
                                                                -------- --------        -------  -------       -------  -------
   End of period                                                $175,592 $183,986        $35,871  $34,772       $ 1,872  $ 1,952
                                                                ======== ========        =======  =======       =======  =======

                                                               ------------------      -----------------
                                                                  PENNSYLVANIA            NEW JERSEY
                                                                    MUNICIPAL              MUNICIPAL
                                                                    BOND FUND              BOND FUND
                                                               ------------------      -----------------

                                                                7/1/97    7/1/96        7/1/97   7/1/96
                                                                  TO        TO            TO       TO
                                                               12/31/97   6/30/97      12/31/97  6/30/97
                                                               --------   -------      --------  -------
OPERATIONS:
   Net investment income                                          $  366  $    583        $  51 $      81
   Net realized gain (loss) on investments, forward foreign
     currency contracts and foreign currency                          40        20           (1)       (3)
   Net unrealized appreciation (depreciation) on investments, forward foreign currency contracts and translation of
     assets and liabilites in foreign currencies                     378       240           57        24
                                                                 -------   -------      -------   -------
   Net increase in net assets resulting from operations              784       843          107       102
                                                                 -------   -------      -------   -------
DIVIDENDS DISTRIBUTED FROM:
   Net investment income:
     Class Y                                                        (290)     (521)         (40)      (65)
     Class A                                                         (76)      (62)         (11)      (16)
   Net realized gains:
     Class Y                                                          --        --           --        (8)
     Class A                                                          --        --           --        (2)
                                                                 -------   -------      -------   -------
       Total dividends distributed                                  (366)     (583)         (51)      (91)
                                                                 -------   -------      -------   -------
CAPITAL TRANSACTIONS (1):
   Class Y:
     Proceeds from shares issued                                   2,871     3,530          172       525
     Reinvestment of cash distributions                              126       297           14        14
     Cost of shares redeemed                                        (586)   (2,772)        (102)     (388)
                                                                 -------   -------      -------   -------
     Increase (decrease) in net assets from Class Y transactions   2,411     1,055           84       151
                                                                 -------   -------      -------   -------
   Class A:
     Proceeds from shares issued                                   2,567     1,341          168        99
     Reinvestment of cash distributions                               64        56            9        15
     Cost of shares redeemed                                        (133)     (420)         (72)      (22)
                                                                 -------   -------      -------   -------
     Increase (decrease) in net assets from Class A transactions   2,498       977          105        92
                                                                 -------   -------      -------   -------
Increase (decrease) in net assets derived from capital
   share transactions                                              4,909     2,032          189       243
                                                                 -------   -------      -------   -------
     Net increase (decrease) in net assets                         5,327     2,292          245       254
                                                                 -------   -------      -------   -------
NET ASSETS:
   Beginning of period                                            12,175     9,883        1,875     1,621
                                                                 -------   -------      -------   -------
   End of period                                                 $17,502   $12,175      $ 2,120   $ 1,875
                                                                 =======   =======      =======   =======

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
(1) FOR CAPITAL SHARE TRANSACTIONS PLEASE SEE FOOTNOTE 8 IN THE NOTES TO THE FINANCIAL STATEMENTS.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                    100 & 101

STATEMENT
OF CHANGES
IN NET ASSETS                                           [SQUARE BULLET] COREFUND
--------------------------------------------------------------------------------
(000)

     COREFUND MONEY MARKET FUNDS

AS OF
DECEMBER 31, 1997
(UNAUDITED)

                                                       -------------------    -------------------   ------------------
                                                            TREASURY                 CASH                TAX-FREE
                                                             RESERVE                RESERVE               RESERVE
                                                       -------------------    -------------------   ------------------
                                                        7/1/97     7/1/96      7/1/97     7/1/96     7/1/97    7/1/96
                                                          TO         TO          TO         TO         TO        TO
                                                       12/31/97    6/30/97    12/31/97    6/30/97   12/31/97   6/30/97
                                                       --------    -------    --------    -------   --------   -------
OPERATIONS:
   Net investment income                             $   22,445  $   43,860  $  24,956  $   44,127  $  2,337 $   3,787
   Net realized gain (loss) on securities transactions       14           8          5           1        --        (1)
                                                     ----------  ---------- ----------  ----------  -------- ---------
   Net increase in net assets resulting from operations  22,459      43,868     24,961      44,128     2,337     3,786
                                                     ----------  ---------- ----------  ----------  -------- ---------
DIVIDENDS DISTRIBUTED FROM:
   Net investment income:
     Class Y                                            (22,007)    (43,173)   (23,686)    (43,042)   (2,224)   (3,677)
     Class C                                               (438)       (687)    (1,270)     (1,085)     (135)      (86)
                                                     ----------  ---------- ----------  ----------  -------- ---------
       Total dividends distributed                      (22,445)    (43,860)   (24,956)    (44,127)   (2,359)   (3,763)
                                                     ----------  ---------- ----------  ----------  -------- ---------
CAPITAL SHARE TRANSACTIONS:
   Class Y
     Proceeds from shares issued                      1,198,732   2,548,964  1,003,078   2,154,887   170,940   392,069
     Reinvestment of cash distributions                   1,462       4,246      1,865       3,136        96       229
     Cost of shares redeemed                         (1,228,616) (2,610,396)  (961,599) (2,061,985) (137,772) (376,938)
                                                     ----------  ---------- ----------  ----------  -------- ---------
     Increase (decrease) in net assets from Class Y
       transactions                                     (28,422)    (57,186)    70,344      96,038    33,264    15,360
                                                     ----------  ---------- ----------  ----------  -------- ---------
   Class C
     Proceeds from shares issued                         34,333      12,429    107,066      44,890    24,342     3,779
     Reinvestment of cash distributions                     272         264      1,229       1,023       132        79
     Cost of shares redeemed                            (22,458)    (19,933)   (56,508)    (37,956)  (15,279)   (3,506)
                                                     ----------  ---------- ----------  ----------  -------- ---------
     Increase (decrease) in net assets from Class C
       transactions                                      12,147      (7,240)    51,787       7,957     9,195       352
                                                     ----------  ---------- ----------  ----------  -------- ---------
   Class B
     Proceeds from shares issued                             --          --         88          --        --        --
     Reinvestment of cash distributions                      --          --         --          --        --        --
     Cost of shares redeemed                                 --          --         (8)         --        --        --
                                                     ----------  ---------- ----------  ----------  -------- ---------
     Increase in net assets from Class B
       transactions                                          --          --         80          --        --        --
                                                     ----------  ---------- ----------  ----------  -------- ---------
     Increase (decrease) in net assets derived from
       capital share transactions                        16,275     (64,426)   122,211     103,995    42,459    15,712
                                                     ----------  ---------- ----------  ----------  -------- ---------
       Net (decrease) increase in net assets             16,261     (64,418)   122,216     103,996    42,437    15,735
                                                     ----------  ---------- ----------  ----------  -------- ---------
NET ASSETS:
   Beginning of period                                  847,530     911,948    913,944     809,948   122,781   107,046
                                                     ----------  ---------- ----------  ----------  -------- ---------
   End of period                                     $  831,269  $  847,530 $1,036,160  $  913,944  $165,218 $ 122,781
                                                     ==========  ========== ==========  ==========  ======== =========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                      [This page intentionally left blank.]

FINANCIAL
HIGHLIGHTS
--------------------------------------------------------------------------------

     COREFUND EQUITY FUNDS

AS OF
DECEMBER 31, 1997
(UNAUDITED)


For a Share Outstanding Throughout the Period

                                                                                                        NET
           NET ASSET    NET        REALIZED AND   DISTRIBUTIONS  DISTRIBUTIONS     NET                 ASSETS     RATIO
             VALUE   INVESTMENT     UNREALIZED      FROM NET         FROM       ASSET VALUE             END    OF EXPENSES
           BEGINNING   INCOME    GAINS OR (LOSSES) INVESTMENT      CAPITAL         END        TOTAL  OF PERIOD TO AVERAGE
           OF PERIOD   (LOSS)     ON SECURITIES      INCOME         GAINS       OF PERIOD    RETURN8   (000)   NET ASSETS
           --------- ----------  ---------------- -------------  -------------  -----------  ------- --------- -----------
-----------------
EQUITY INDEX FUND
-----------------
   CLASS Y**
   1997(A)     $37.39 $ 0.26         $ 3.50          $(0.26)        $(1.24)       $39.65     10.12%+ $262,831    0.37%
   1997         28.47   0.51           9.16           (0.51)         (0.24)        37.39     34.44    241,413    0.37
   1996         23.79   0.51           5.47           (0.51)         (0.79)        28.47     25.69    166,350    0.35
   1995         20.54   0.52           4.24           (0.52)         (0.99)        23.79     24.45    112,533    0.37
   1994         20.97   0.55          (0.43)          (0.55)            --         20.54      0.55     72,552    0.35
   1993         19.22   0.52           1.84           (0.52)         (0.09)        20.97     12.39     50,551    0.49
   1992         18.46   0.52           1.80           (0.48)         (1.08)        19.22     12.59     20,166    0.57
   19911        19.48   0.03          (0.94)          (0.02)         (0.09)        18.46     (4.64)+   12,117    0.97
   CLASS A
   1997(A)     $37.37 $ 0.26         $ 3.51          $(0.24)        $(1.24)       $39.66      2.74%+ $  9,113    0.37%
   1997(10)     29.62   0.32           8.05           (0.38)         (0.24)        37.37     28.58+     4,507    0.37
   CLASS B
   1997(A)(12) $39.16 $ 0.16         $ 1.27          $(0.23)        $(1.24)       $39.12      3.37%+ $    742    1.37%

-------------------
CORE EQUITY FUND(9)
-------------------
   CLASS Y*
   1997(A)     $21.11 $   --         $ 2.41          $   --         $(2.92)       $20.60     11.87%+ $557,593    0.99%
   1997         17.26   0.12           5.32           (0.12)         (1.47)        21.11     33.10    515,015    0.98
   1996         17.07   0.14           1.49           (0.14)         (1.30)        17.26     19.24    414,824    0.97
   INSTITUTIONAL CLASS*
   1995        $15.00 $ 0.19         $ 2.87          $(0.19)        $(0.80)       $17.07     22.00%  $378,352    1.05%
   CLASS A*
   1997(A)     $21.13 $   --         $ 2.40          $   --         $(2.92)       $20.61     11.70%+ $ 19,043    1.24%
   1997         17.28   0.07           5.32           (0.07)         (1.47)        21.13     32.74     16,043    1.23
   1996         17.08   0.12           1.49           (0.11)         (1.30)        17.28     19.11     11,178    1.22
   RETAIL CLASS*
   1995        $15.00 $ 0.18         $ 2.87          $(0.17)        $(0.80)       $17.08     21.94%  $  6,591    1.34%
   PRIOR CLASS
   1994        $15.39 $ 0.11         $ 0.22          $(0.11)        $(0.61)       $15.00      2.21%  $ 50,128    1.49%
   1993         13.93   0.14           1.89           (0.14)         (0.43)        15.39     14.90     45,677    1.20
   1992         13.08   0.19           1.02           (0.19)         (0.17)        13.93      9.27     28,103    0.92
   1991          8.95   0.26           4.13           (0.26)            --         13.08     49.37     12,830    0.54
   1990(2)      10.00   0.14          (1.05)          (0.14)            --          8.95     (9.22)     5,982    0.65
   CLASS B
   1997(A)(12) $23.05 $(4.44)        $ 2.62          $   --         $(2.92)       $18.31     (7.39)%+$    133    1.99%

------------------
GROWTH EQUITY FUND
------------------
   CLASS Y**
   1997(A)     $15.43 $ 0.01         $ 2.16          $   --         $(1.24)       $16.33     14.11%+ $162,698    0.96%
   1997         14.19   0.04           2.81           (0.04)         (1.57)        15.43     21.67    147,700    0.96
   1996         11.18   0.08           3.36           (0.08)         (0.35)        14.19     31.36    120,073    0.89
   1995          9.11   0.08           2.07           (0.08)            --         11.18     23.71     91,345    0.76
   1994          9.95   0.05          (0.84)          (0.05)            --          9.11     (8.01)    64,877    0.69
   1993          8.74   0.08           1.21           (0.08)            --          9.95     14.76     63,777    0.43
   19923        10.00   0.05          (1.26)          (0.05)            --          8.74    (12.05)+   33,418    0.14
   CLASS A**
   1997(A)     $15.39 $(0.03)        $ 2.15          $   --         $(1.24)       $16.27     14.02%+ $  5,699    1.21%
   1997         14.17   0.01           2.79           (0.01)         (1.57)        15.39     21.29      4,693    1.21
   1996         11.17   0.05           3.35           (0.05)         (0.35)        14.17     31.00      3,162    1.14
   1995          9.10   0.06           2.07           (0.06)            --         11.17     23.44      2,043    1.01
   1994          9.95   0.04          (0.85)          (0.04)            --          9.10     (8.13)     1,730    0.94
   19934         9.80   0.03           0.15           (0.03)            --          9.95      1.80+     5,224    0.80
   CLASS B
   1997(A)(13) $17.32 $(0.02)        $ 0.13          $   --         $(1.24)       $16.19      0.85%+ $    101    1.96%


                               RATIO    RATIO OF NET
                  RATIO     OF EXPENSES INCOME (LOSS)
                  OF NET    TO AVERAGE   TO AVERAGE
                  INCOME    NET ASSETS   NET ASSETS   PORTFOLIO  AVG.
                 TO AVERAGE (EXCLUDING   (EXCLUDING   TURNOVER   COMM.
                 NET ASSETS   WAIVERS)    WAIVERS)     RATE***  RATE11
                 ----------  ----------- ------------ --------- ------
-----------------
EQUITY INDEX FUND
-----------------
   CLASS Y*
   1997(A)         1.30%      0.71%         0.96%         9%  $0.0621
   1997            1.63       0.71          1.29         11    0.0639
   1996            1.94       0.71          1.59         13    0.0641
   1995            2.48       0.76          2.09         27     N/A
   1994            2.63       0.75          2.23         13     N/A
   1993            2.82       0.88          2.43          4     N/A
   1992            2.66       1.06          2.17         27     N/A
   19911           1.79       1.20          1.56         --     N/A
   CLASS A
   1997(A)         1.05%      0.71%         0.71%         9%  $0.0621
   1997(10)        1.51       0.69          1.19         11    0.0639
   CLASS B
   1997(A)(12)     0.30%      1.71%        (0.04)%        9%  $0.0621

-------------------
CORE EQUITY FUND(9)
-------------------
   CLASS Y*
   1997(A)         0.21%      1.05%         0.15%        23%  $0.0658
   1997            0.63       1.03          0.58         79    0.0624
   1996            1.15       1.01          1.11        114    0.0636
   INSTITUTIONAL CLASS*
   1995            1.44%      1.10%         1.44%       119%    N/A
   CLASS A*
   1997(A)        (0.04)%     1.30%        (0.10)%       23%  $0.0658
   1997            0.38       1.28          0.33         79    0.0624
   1996            0.89       1.26          0.85        114    0.0636
   RETAIL CLASS*
   1995            1.23%      1.53%         1.04%       119%    N/A
   PRIOR CLASS
   1994            0.75%      1.51%         0.73%        35%    N/A
   1993            0.94       1.41          0.73         24     N/A
   1992            1.47       1.23          1.17         39     N/A
   1991            2.30       1.48          1.36         68     N/A
   1990(2)         2.29       1.59          1.35         43     N/A
   CLASS B
   1997(A)(12)    (0.79)%     2.30%        (1.10)%       23%  $0.0658

------------------
GROWTH EQUITY FUND
------------------
   CLASS Y*
   1997(A)        (0.15)%     1.05%        (0.24)%       41%  $0.0602
   1997            0.30       1.06          0.20         74    0.0600
   1996            0.64       1.05          0.48         81    0.0601
   1995            0.84       1.10          0.50        113     N/A
   1994            0.48       1.11          0.06        127     N/A
   1993            0.85       1.11          0.17        103     N/A
   19923           1.38       1.12          0.40         66     N/A
   CLASS A*
   1997(A)        (0.40)%     1.30%        (0.49)%       41%  $0.0602
   1997            0.04       1.31         (0.06)        74    0.0600
   1996            0.40       1.30          0.23         81    0.0601
   1995            0.59       1.35          0.25        113     N/A
   1994            0.23       1.36         (0.19)       127     N/A
   19934           0.39       1.48         (0.29)       103     N/A
   CLASS B
   1997(A)(12)    (1.15)%     2.05%        (1.24)%      41%   $0.0602


AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
*  ON FEBRUARY 21, 1995, THE SHARES OF THE FUNDS WERE REDESIGNED AS EITHER RETAIL OR INSTITUTIONAL SHARES. ON THAT DATE,
   THE FUND'S NET INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS FOR THE PERIOD NOVEMBER 1, 1994 THROUGH FEBRUARY 20, 1995
   WERE ALLOCATED TO EACH CLASS OF SHARES. THE BASIS FOR THE ALLOCATION WAS THE RELATIVE NET ASSETS OF EACH CLASS OF
   SHARES AS OF FEBRUARY 21, 1995. THE RESULTS WERE COMBINED WITH THE RESULTS OF OPERATIONS AND DISTRIBUTIONS FOR EACH
   APPLICABLE CLASS FOR THE PERIOD FEBRUARY 21, 1995 THROUGH OCTOBER 31, 1995. FOR THE YEAR ENDED OCTOBER 31, 1995, THE
   FINANCIAL HIGHLIGHTS' RATIOS OF EXPENSES, NET INVESTMENT INCOME, TOTAL RETURN, AND THE PER SHARE INVESTMENT ACTIVITIES
   AND DISTRIBUTIONS REFLECT THIS ALLOCATION. ADDITIONALLY, ON APRIL 15 & 22, 1996 THE CONESTOGA EQUITY AND SPECIAL EQUITY
   FUNDS WERE ACQUIRED BY COREFUNDS, INC.; AT WHICH TIME THE INSTITUTIONAL CLASS OF SHARES OF THESE FUNDS WERE EXCHANGED
   FOR CLASS Y SHARES AND THE RETAIL CLASS OF SHARES OF THESE FUNDS WERE EXCHANGED FOR CLASS A SHARES.
** ON APRIL 22, 1996 THE SERIES A SHARES OF EACH FUND, EXCLUDING THE SPECIAL EQUITY FUND, WERE REDESIGNATED CLASS Y AND THE
   SERIES B SHARES OF EACH FUND WERE REDESIGNATED CLASS A.
***FOR THE YEAR ENDED JUNE 30, 1996, TRANSACTIONS RELATING TO THE MERGER WERE EXCLUDED FROM THE CALCULATION OF THE
   PORTFOLIO TURNOVER RATE.
+  THIS FIGURE HAS NOT BEEN ANNUALIZED.
(A)RATIOS FOR THIS SIX-MONTH PERIOD ENDED DECEMBER 31, 1997, HAVE BEEN ANNUALIZED.
1  COMMENCED OPERATIONS JUNE 1, 1991. UNLESS OTHERWISE NOTED, ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
2  COMMENCED OPERATIONS FEBRUARY 28, 1990. UNLESS OTHERWISE NOTED, ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
3  COMMENCED OPERATIONS FEBRUARY 3, 1992. UNLESS OTHERWISE NOTED, ALL RATIOS FOR THE PERIOD
   HAVE BEEN ANNUALIZED.
4  COMMENCED OPERATIONS JANUARY 4, 1993. UNLESS OTHERWISE NOTED, ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                        [SQUARE BULLET] COREFUND
--------------------------------------------------------------------------------

For a Share Outstanding Throughout the Period


                                                                                                        NET
           NET ASSET    NET        REALIZED AND   DISTRIBUTIONS  DISTRIBUTIONS     NET                 ASSETS     RATIO
             VALUE   INVESTMENT     UNREALIZED      FROM NET         FROM       ASSET VALUE             END    OF EXPENSES
           BEGINNING   INCOME    GAINS OR (LOSSES) INVESTMENT      CAPITAL         END        TOTAL  OF PERIOD TO AVERAGE
           OF PERIOD   (LOSS)     ON SECURITIES      INCOME         GAINS       OF PERIOD    RETURN8   (000)   NET ASSETS
           --------- ----------  ---------------- -------------  -------------  -----------  ------- --------- -----------
----------------------
SPECIAL EQUITY FUND(9)
----------------------
   CLASS Y*
   1997(A)     $11.27 $(0.03)        $ 0.90          $   --        $(1.49)       $10.65       8.14%+   $74,025     1.07%
   1997         11.86   0.02           1.81           (0.03)        (2.39)        11.27      17.94      71,980     0.84
   1996         11.42   0.07           2.13           (0.07)        (1.69)        11.86      22.27      63,680     0.34
   INSTITUTIONAL CLASS*
   1995        $ 9.37 $ 0.12         $ 2.12          $(0.12)       $(0.07)       $11.42      24.44%    $57,396     0.32%
   CLASS A*
   1997(A)     $11.25 $(0.03)        $ 0.87          $   --        $(1.49)       $10.60       7.88%+   $ 2,858     1.32%
   1997         11.85     --           1.81           (0.02)        (2.39)        11.25      17.73       2,347     1.14
   1996         11.42   0.08           2.11           (0.07)        (1.69)        11.85      22.14       1,144     0.37
   RETAIL CLASS*
   1995        $ 9.37 $ 0.12         $ 2.12          $(0.12)       $(0.07)       $11.42      24.44%    $   734     0.27%
   PRIOR CLASS
   19945       $10.00 $ 0.06         $(0.63)         $(0.06)       $   --        $ 9.37      (5.72)%   $10,069     0.15%
   CLASS B
   1997(A)(12) $12.80 $(0.01)        $(0.82)         $   --        $(1.49)       $10.48      (6.13)+%  $   122     2.07%

--------------------------
INTERNATIONAL GROWTH FUND
--------------------------
   CLASS Y**
   1997(A)     $14.72  $0.01         $(0.73)         $(0.17)       $(0.55)       $13.28      (4.89)%+ $158,408     0.95%
   1997         13.97   0.14           1.84           (0.37)        (0.86)        14.72      15.43     163,117     1.20
   1996         12.29   0.16           1.86           (0.28)        (0.06)        13.97      16.72     139,275     1.14
   1995         13.18   0.12          (0.17)          (0.04)        (0.80)        12.29      (0.21)    110,838     1.05
   1994         11.71   0.12           1.78           (0.12)        (0.31)        13.18      16.28     108,911     0.99
   1993         10.52   0.10           1.16           (0.07)           --         11.71      12.06      61,655     0.99
   1992         10.10   0.17           0.31              --         (0.06)        10.52       4.90      42,594     0.96
   1991         10.75   0.19          (0.44)          (0.27)        (0.13)        10.10      (2.71)     20,582     0.99
   19906        10.00   0.11           0.86           (0.09)        (0.13)        10.75       9.74+     13,513     1.22
   CLASS A**
   1997(A)     $14.70 $(0.01)        $(0.73)         $(0.13)       $(0.55)       $13.28      (4.98)%+ $  2,324     1.20%
   1997         13.96   0.09           1.85           (0.34)        (0.86)        14.70      15.09       2,431     1.45
   1996         12.27   0.11           1.89           (0.25)        (0.06)        13.96      16.54       2,138     1.39
   1995         13.17   0.09          (0.17)          (0.02)        (0.80)        12.27      (0.48)      1,943     1.30
   1994         11.71   0.06           1.82           (0.11)        (0.31)        13.17      16.08       2,019     1.24
   19934        10.07   0.05           1.59              --            --         11.71      16.29+        344     1.15
   CLASS B
   1997(A)(15) $13.79 $(0.02)        $ 0.22          $(0.16)       $(0.55)       $13.28       1.46%+  $     14     2.16%

--------------
BALANCED FUND
--------------
   CLASS Y**
   1997(A)     $13.52  $0.15         $ 0.83          $(0.15)       $(0.75)       $13.60       7.31%+  $121,302     0.82%
   1997         12.59   0.36           1.61           (0.36)        (0.68)        13.52      16.44     113,642     0.78
   1996         11.06   0.33           1.68           (0.33)        (0.15)        12.59      18.41     102,515     0.81
   1995          9.88   0.35           1.21           (0.35)        (0.03)        11.06      16.21      61,092     0.73
   1994         10.39   0.35          (0.51)          (0.35)           --          9.88      (1.62)     42,429     0.62
   19934        10.00   0.16           0.39           (0.16)           --         10.39       5.52+     29,434     0.45
   CLASS A**
   1997(A)     $13.52  $0.12         $ 0.84          $(0.13)       $(0.75)       $13.60       7.19%+  $  5,532     1.07%
   1997         12.59   0.32           1.61           (0.32)        (0.68)        13.52      16.15       4,198     1.03
   1996         11.06   0.30           1.68           (0.30)        (0.15)        12.59      18.13       3,188     1.06
   1995          9.89   0.34           1.19           (0.33)        (0.03)        11.06      15.84       2,344     0.98
   1994         10.38   0.31          (0.49)          (0.31)           --          9.89      (1.86)      2,222     0.87
   19937        10.00   0.16           0.38           (0.16)           --         10.38       2.50+        701     0.55
   CLASS B
   1997(A)(14) $14.39  $0.09         $(0.09)         $ 0.13        $(0.75)       $13.51      (0.45)%+ $    573     1.82%

                           RATIO    RATIO OF NET
              RATIO     OF EXPENSES INCOME (LOSS)
              OF NET    TO AVERAGE   TO AVERAGE
              INCOME    NET ASSETS   NET ASSETS   PORTFOLIO  AVG.
             TO AVERAGE (EXCLUDING   (EXCLUDING   TURNOVER   COMM.
             NET ASSETS   WAIVERS)    WAIVERS)     RATE***  RATE11
             ----------  ----------- ------------ --------- ------
-----------
SPECIAL EQU
-----------
   CLASS Y*
   1997(A)     (0.44)%      1.81%       (1.18)%       32%  $0.0628
   1997         0.19        1.82        (0.79)        74   $0.0581
   1996         0.94        1.79        (0.51)        72    0.0539
   INSTITUTIONAL CLASS*
   1995         1.14%       1.97%       (0.51)%      129%     N/A
   CLASS A*
   1997(A)     (0.69)%      2.06%       (1.43)%       32%  $0.0628
   1997        (0.12)       2.07        (1.05)        74   $0.0581
   1996         0.91        1.82        (0.55)        72    0.0539
   RETAIL CLASS*
   1995         1.29%       2.24%       (0.68)%      129%     N/A
   PRIOR CLASS
   19945        1.06%       2.10%       (0.89)%       39%     N/A
   CLASS B
   1997(A)(12) (1.44)%      2.81%       (2.18)%       32%  $0.0628

------------------------------
INTERNATIONATIONAL GROWTH FUND
------------------------------
   CLASS Y**
   1997(A)      0.47%       1.04%        0.38%        25%  $0.0024
   1997         0.82        1.29         0.73         59    0.0080
   1996         1.05        1.25         0.94         41    0.0270
   1995         0.98        1.19         0.84         59      N/A
   1994         0.23        1.18         0.04         67      N/A
   1993         1.22        1.28         0.93         59      N/A
   1992         1.67        1.40         1.23         87      N/A
   1991         1.80        1.56         1.23         49      N/A
   19906        2.57        1.99         1.80         20      N/A
   CLASS A**
   1997(A)      0.23%       1.29%        0.14%        25%  $0.0024
   1997         0.57        1.54         0.48         59    0.0080
   1996         0.80        1.50         0.69         41    0.0270
   1995         0.73        1.44         0.59         59      N/A
   1994         0.05        1.43        (0.14)        67      N/A
   19934        1.51        1.44         1.22         59      N/A
   CLASS B
   1997(A)(15) (1.15)%      2.23%       (1.22%)       25%  $0.0024

-------------
BALANCED FUND
-------------
   CLASS Y**
   1997(A)      2.12%       1.03%        1.91%        30%  $0.0601
   1997         2.79        1.00         2.57         54    0.0600
   1996         2.79        1.03         2.57         74    0.0621
   1995         3.51        1.07         3.17         46      N/A
   1994         3.46        1.08         3.00         56      N/A
   19934        3.38        1.39         2.45         21      N/A
   CLASS A**
   1997(A)      1.87%       1.28%        1.66%        30%  $0.0601
   1997         2.54        1.25         2.32         54    0.0600
   1996         2.53        1.27         2.32         74    0.0621
   1995         3.27        1.32         2.93         46      N/A
   1994         3.21        1.33         2.75         56      N/A
   19937        5.76        1.48         4.83         21      N/A
   CLASS B
   1997(A)(14) (1.12)%      2.03%        0.91%        30%  $0.0601

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
5  COMMENCED OPERATIONS MARCH 15, 1994. UNLESS OTHERWISE NOTED, ALL RATIOS FOR
   THE PERIOD HAVE BEEN ANNUALIZED.
6  COMMENCED OPERATIONS FEBRUARY 12, 1990. UNLESS OTHERWISE NOTED, ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
7  COMMENCED OPERATIONS MARCH 16, 1993. UNLESS OTHERWISE NOTED, ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
8  TOTAL RETURN DOES NOT REFLECT APPLICABLE SALES LOAD. ADDITIONALLY TOTAL RETURN FOR CLASS Y & CLASS A FOR THE CORE
   EQUITY & SPECIAL EQUITY FUNDS FOR 1996 ARE FOR AN EIGHT MONTH PERIOD ENDED JUNE 30, 1997.
9  THE PER SHARE AMOUNT FOR THESE FUNDS FOR THE YEAR ENDED JUNE 30, 1996 REPRESENTS THE PERIOD FROM NOVEMBER 1, 1995 TO
   JUNE 30, 1996.  ALL PRIOR YEARS ARE FOR THE PERIODS NOVEMBER 1 TO OCTOBER 31.
10 COMMENCED OPERATIONS ON OCTOBER 9, 1996. UNLESS OTHERWISE NOTED, ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
11 AVERAGE COMMISSION RATE PAID PER SHARE FOR SECURITY PURCHASES AND SALES DURING
   THE PERIOD. PRESENTATION OF THE RATE IS ONLY REQUIRED FOR FISCAL YEARS BEGINNING AFTER SEPTEMBER 1, 1995.
12 COMMENCED OPERATIONS ON NOVEMBER 7, 1997. UNLESS OTHERWISE NOTED, ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
13 COMMENCED OPERATIONS ON NOVEMBER 18, 1997. UNLESS OTHERWISE NOTED, ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
14 COMMENCED OPERATIONS ON NOVEMBER 5, 1997. UNLESS OTHERWISE NOTED, ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
15 COMMENCED OPERATIONS ON NOVEMBER 24, 1997. UNLESS OTHERWISE NOTED, ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FINANCIAL
HIGHLIGHTS
--------------------------------------------------------------------------------

     COREFUND FIXED INCOME FUNDS

AS OF
DECEMBER 31, 1997
(UNAUDITED)


For a Share Outstanding Throughout the Period

              NET                                                                                      NET
             ASSET                 REALIZED AND   DISTRIBUTIONS  DISTRIBUTIONS     NET                ASSETS     RATIO
             VALUE      NET        UNREALIZED      FROM NET         FROM       ASSET VALUE             END    OF EXPENSES
           BEGINNING INVESTMENT  GAINS OR (LOSSES) INVESTMENT      CAPITAL         END        TOTAL  OF PERIOD TO AVERAGE
           OF PERIOD   INCOME     ON SECURITIES      INCOME         GAINS       OF PERIOD   RETURN10  (000)    NET ASSETS
           --------- ----------  ---------------- -------------  -------------  -----------  ------- --------- -----------
-------------------------
SHORT TERM INCOME FUND11
-------------------------
   CLASS Y*
   1997(A)  $ 9.97    $0.28          $ 0.02        $(0.28)         $  --         $ 9.99      3.00%+ $ 37,203     0.49%
   1997       9.94     0.53            0.03         (0.53)            --           9.97      5.82     37,011     0.47
   1996      10.05     0.36           (0.08)        (0.38)          (0.01)         9.94      2.78     30,132     0.51
   INSTITUTIONAL CLASS*
   19951    $10.00    $0.25          $ 0.03        $(0.23)         $  --         $10.05      2.57%+ $ 36,059     0.63%
   CLASS A*
   1997(A)  $ 9.96    $0.26          $ 0.02        $(0.26)         $  --         $ 9.98      2.87%+ $    570     0.74%
   1997       9.93     0.51            0.03         (0.51)            --           9.96      5.59        493     0.73
   1996      10.04     0.35           (0.10)        (0.35)          (0.01)         9.93      2.55          1     0.76
   RETAIL CLASS*
   19952    $10.01    $0.23           $0.02        $(0.22)         $  --         $10.04      2.87%+ $     11     0.88%

-----------------------------
SHORT-INTERMEDIATE BOND FUND
-----------------------------
   CLASS Y**
   1997(A)  $ 9.83    $0.29          $ 0.12        $(0.29)         $  --         $ 9.95      4.25%+ $169,990     0.51%
   1997       9.76     0.59            0.07         (0.59)            --           9.83      6.90    163,153     0.49
   1996       9.84     0.57           (0.08)        (0.57)            --           9.76      5.05    159,841     0.55
   1995       9.63     0.53            0.21         (0.53)            --           9.84      8.22     55,128     0.60
   1994      10.18     0.43           (0.53)        (0.43)          (0.02)         9.63     (0.32)    48,379     0.58
   1993      10.01     0.47            0.31         (0.47)          (0.14)        10.18      7.90     44,692     0.42
   19923     10.00     0.23            0.01         (0.23)            --          10.01      2.49+    22,623     0.11
   CLASS A**
   1997(A)  $ 9.83    $0.28          $ 0.12        $(0.28)         $  --         $ 9.95      4.14%+ $  2,831     0.76%
   1997       9.76     0.56            0.07         (0.56)            --           9.83      6.64      2,752     0.74
   1996       9.84     0.54           (0.08)        (0.54)            --           9.76      4.79      3,062     0.81
   1995       9.63     0.54            0.20         (0.53)            --           9.84      7.95      1,961     0.85
   1994      10.18     0.41           (0.53)        (0.41)          (0.02)         9.63     (0.56)     9,365     0.83
   19934     10.01     0.20            0.17         (0.20)            --          10.18      3.95+     5,752     0.75

-----------------------
GOVERNMENT INCOME FUND
-----------------------
   CLASS Y**
   1997(A)  $ 9.76    $0.31          $ 0.27        $(0.31)         $  --         $10.03      6.00%+ $ 21,032     0.73%
   1997       9.62     0.62            0.14         (0.62)            --           9.76      8.15     19,007     0.70
   1996       9.83     0.61           (0.21)        (0.61)            --           9.62      4.09     13,943     0.64
   1995       9.52     0.62            0.31         (0.62)            --           9.83     10.26     11,305     0.59
   1994      10.18     0.50           (0.62)        (0.50)          (0.04)         9.52     (1.34)     9,089     0.50
   19935     10.00     0.13            0.18         (0.13)            --          10.18      3.12+     6,323     0.44
   CLASS A**
   1997(A)  $ 9.76    $0.30          $ 0.27        $(0.30)         $  --         $10.03      5.86%+ $  1,827     0.98%
   1997       9.62     0.60            0.14         (0.60)            --           9.76      7.88      1,660     0.95
   1996       9.84     0.58           (0.22)        (0.58)            --           9.62      3.73      1,287     0.88
   1995       9.51     0.61            0.33         (0.61)            --           9.84     10.23      1,374     0.85
   1994      10.17     0.47           (0.62)        (0.47)          (0.04)         9.51     (1.57)     1,536     0.75
   19938     10.00     0.07            0.17         (0.07)            --          10.17      1.71+       201     0.63

------------
BOND FUND11
------------
   CLASS Y*
   1997(A)  $10.24    $0.32          $ 0.29        $(0.32)         $  --         $10.53      6.06%+ $173,565     0.57%
   1997      10.15     0.64            0.09         (0.64)            --          10.24      7.43    182,364     0.56
   1996      10.55     0.43           (0.30)        (0.45)          (0.08)        10.15      1.23    198,605     0.55
   INSTITUTIONAL CLASS*
   1995    $  9.81    $0.61          $ 0.71        $(0.58)         $  --         $10.55     13.87%  $194,442     0.71%
   CLASS A*
   1997(A)  $10.24    $0.31          $ 0.29        $(0.31)         $  --         $10.53      5.93%+ $  2,027     0.82%
   1997      10.15     0.62            0.09         (0.62)            --          10.24      7.15      1,622     0.81
   1996      10.56     0.44           (0.33)        (0.44)          (0.08)        10.15      0.98      1,273     0.80
   RETAIL CLASS*
   1995    $  9.81    $0.60          $ 0.72        $(0.57)         $  --         $10.56     13.83%  $  1,373     0.97%
   PRIOR CLASS
   1994     $11.18    $0.53          $(1.04)       $(0.52)         $(0.34)       $ 9.81     (4.75)% $ 23,377     1.01%
   1993      10.89     0.56            0.54         (0.56)          (0.25)        11.18     10.63     27,346     0.88
   1992      10.65     0.70            0.32         (0.68)          (0.10)        10.89      9.82     15,180     0.46
   1991       9.96     0.78            0.69         (0.78)            --          10.65     15.16      7,255     0.47
   19906     10.00     0.50           (0.04)        (0.50)            --           9.96      4.64+     4,593     0.68

                             RATIO    RATIO OF NET
                RATIO     OF EXPENSES INCOME (LOSS)
                OF NET    TO AVERAGE   TO AVERAGE
                INCOME    NET ASSETS   NET ASSETS   PORTFOLIO
               TO AVERAGE (EXCLUDING   (EXCLUDING   TURNOVER
               NET ASSETS   WAIVERS)    WAIVERS)     RATE***
               ----------  ----------- ------------ ---------
------------------------
SHORT TERM INCOME FUND11
------------------------
   CLASS Y*
   1997(A)       5.48%       1.07%        4.90%        28%
   1997          5.37        1.05         4.79         99
   1996          5.31        1.03         4.79        102
   INSTITUTIONAL CLASS*
   19951         5.43%       1.08%        4.98%        40%
   CLASS A*
   1997(A)       5.23%       1.32%        4.65%        28%
   1997          5.18        1.32         4.59         99
   1996          5.05        1.25         4.56        102
   RETAIL CLASS*
   19952         5.05%       1.33%        4.60%        40%

----------------------------
SHORT-INTERMEDIATE BOND FUND
----------------------------
   CLASS Y**
   1997(A)       5.37%       0.80%        5.08%        66%
   1997          5.98        0.80         5.67        158
   1996          5.80        0.81         5.54        257
   1995          5.76        0.84         5.52        405
   1994          4.30        0.86         4.02        299
   1993          4.62        0.86         4.18        188
   19923         5.73        0.84         5.00         51
   CLASS A**
   1997(A)       4.88%       1.05%        4.59%        66%
   1997          5.73        1.05         5.42        158
   1996          5.51        1.06         5.27        257
   1995          5.27        1.09         5.03        405
   1994          4.05        1.11         3.77        299
   19934         3.78        1.19         3.34        188

----------------------
GOVERNMENT INCOME FUND
----------------------
   CLASS Y**
   1997(A)       6.16%       0.83%        6.06%        18%
   1997          6.40        0.85         6.25        120
   1996          6.17        0.89         5.92        131
   1995          6.53        0.98         6.14        368
   1994          4.93        1.00         4.43        157
   19935         5.41        1.10         4.75         93
   CLASS A**
   1997(A)       5.91%       1.08%        5.81%        18%
   1997          6.15        1.10         6.00        120
   1996          5.93        1.14         5.67        131
   1995          6.25        1.24         5.86        368
   1994          4.68        1.25         4.18        157
   19938         5.35        1.29         4.69         93

-----------
BOND FUND11
-----------
   CLASS Y*
   1997(A)       6.11%       1.04%        5.64%        71%
   1997          6.29        1.04         5.81        210
   1996          6.28        0.97         5.86        190
   INSTITUTIONAL CLASS*
   1995          6.09%       1.12%        5.68%       352%
   CLASS A*
   1997(A)       5.86%       1.29%        5.39%        71%
   1997          6.05        1.29         5.57        210
   1996          6.02        1.22         5.61        190
   RETAIL CLASS*
   1995          6.02%       1.44%        5.55%       352%
   PRIOR CLASS*
   1994          5.07%       1.60%        4.48%       232%
   1993          5.16        1.49         4.55        158
   1992          6.78        1.24         6.01         99
   1991          7.71        1.41         6.78         47
   19906         7.75        1.62         6.81         23


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                        [SQUARE BULLET] COREFUND
--------------------------------------------------------------------------------

For a Share Outstanding Throughout the Period

                                                                                                        NET
           NET ASSET    NET        REALIZED AND   DISTRIBUTIONS  DISTRIBUTIONS     NET                 ASSETS     RATIO
             VALUE      NET         UNREALIZED      FROM NET         FROM       ASSET VALUE             END    OF EXPENSES
           BEGINNING INVESTMENT  GAINS OR (LOSSES) INVESTMENT      CAPITAL         END        TOTAL  OF PERIOD TO AVERAGE
           OF PERIOD   INCOME     ON SECURITIES      INCOME         GAINS       OF PERIOD   RETURN10   (000)   NET ASSETS
           --------- ----------  ---------------- -------------  -------------  -----------  ------- --------- -----------
----------------
GLOBAL BOND FUND
----------------
   CLASS Y**
   1997(A)  $ 9.54    $0.37         $(0.17)         $(0.41)         $  --         $ 9.33      2.06%+  $ 35,625    0.68%
   1997       9.70     0.49           0.09           (0.74)            --           9.54      6.18      34,590    0.85
   1996       9.62     0.47           0.30           (0.69)            --           9.70      8.00      32,998    0.71
   1995       9.06     0.62           0.24           (0.30)            --           9.62      9.70      26,898    0.64
   19947     10.00     0.25          (1.15)          (0.04)            --           9.06     (9.00)+    24,957    0.73
   CLASS A**
   1997(A)  $ 9.52    $0.29         $(0.10)         $(0.39)         $  --         $ 9.32      2.05%+  $    246    0.93%
   1997       9.68     0.42           0.14           (0.72)            --           9.52      5.92         182    1.10
   1996       9.61     0.61           0.12           (0.66)            --           9.68      7.74         152    0.96
   1995       9.04     0.61           0.24           (0.28)            --           9.61      9.57         170    0.89
   19947     10.00     0.19          (1.11)          (0.04)            --           9.04     (9.22)+       167    0.98
---------------------------------
INTERMEDIATE MUNICIPAL BOND FUND
---------------------------------
   CLASS Y**
   1997(A)  $10.05    $0.21         $ 0.20          $(0.21)         $  --         $10.25      4.13%+  $    906    0.56%
   1997       9.92     0.42           0.13           (0.42)            --          10.05      5.62         993    0.55
   1996       9.83     0.37           0.09           (0.37)            --           9.92      4.74         403    0.81
   1995       9.68     0.38           0.15           (0.38)            --           9.83      5.58         365    0.82
   1994      10.09     0.39          (0.41)          (0.39)            --           9.68     (0.27)      1,088    0.63
   19938     10.00     0.04           0.09           (0.04)            --          10.09      1.33+      2,009    0.58
   CLASS A**
   1997(A)  $10.05    $0.20         $ 0.20          $(0.20)         $  --         $10.25      4.00%+  $    966    0.81%
   1997       9.92     0.39           0.13           (0.39)            --          10.05      5.36         959    0.80
   1996       9.83     0.35           0.09           (0.35)            --           9.92      4.48       1,015    1.08
   1995       9.67     0.35           0.16           (0.35)            --           9.83      5.42       1,027    1.08
   1994      10.08     0.37          (0.41)          (0.37)            --           9.67     (0.52)      1,311    0.88
   19938     10.00     0.03           0.08           (0.03)            --          10.08      1.19+        166    0.81
---------------------------------
PENNSYLVANIA MUNICIPAL BOND FUND
---------------------------------
   CLASS Y**
   1997(A)  $10.47    $0.27         $ 0.30          $(0.27)         $  --         $10.77      5.51%+  $ 12,912    0.08%
   1997      10.22     0.54           0.25           (0.54)            --          10.47      7.92      10,171    0.08
   1996      10.16     0.55           0.06           (0.55)            --          10.22      6.02       8,864    0.21
   1995       9.95     0.51           0.21           (0.51)            --          10.16      7.50       2,272    0.39
   19949     10.00     0.06          (0.05)          (0.06)            --           9.95      0.14+        434    0.42
   CLASS A**
   1997(A)  $10.47    $0.26         $ 0.31          $(0.26)         $  --         $10.78      5.47%+  $  4,590    0.33%
   1997      10.22     0.51           0.25           (0.51)            --          10.47      7.65       2,004    0.33
   1996      10.16     0.52           0.06           (0.52)            --          10.22      5.76         994    0.46
   1995       9.95     0.49           0.21           (0.49)            --          10.16      7.25         317    0.64
   19949     10.00     0.06          (0.05)          (0.06)            --           9.95      0.09+        163    0.67
-------------------------------
NEW JERSEY MUNICIPAL BOND FUND
-------------------------------
   CLASS Y**
   1997(A)  $10.16    $0.26         $ 0.30          $(0.26)         $  --         $10.46      5.55%+  $  1,605    0.11%
   1997      10.08     0.51           0.15           (0.51)          (0.07)        10.16      6.70       1,477    0.21
   1996      10.12     0.51           0.02           (0.51)          (0.06)        10.08      5.28       1,317    0.37
   1995       9.94     0.52           0.18           (0.52)            --          10.12      7.25       1,550    0.42
   19949     10.00     0.06          (0.06)          (0.06)            --           9.94      0.01+      1,432    0.43
   CLASS A**
   1997(A)  $10.15    $0.25         $ 0.30          $(0.25)         $  --         $10.45      5.42%+  $    51     0.36%
   1997      10.07     0.48           0.15           (0.48)          (0.07)        10.15      6.44         398    0.45
   1996      10.12     0.48           0.01           (0.48)          (0.06)        10.07      4.93         304    0.60
   1995       9.95     0.49           0.17           (0.49)            --          10.12      6.84          24    0.68
   19949     10.00     0.06          (0.05)          (0.06)            --           9.95      0.08+          2    0.68


                           RATIO    RATIO OF NET
              RATIO     OF EXPENSES    INCOME
              OF NET    TO AVERAGE   TO AVERAGE
              INCOME    NET ASSETS   NET ASSETS   PORTFOLIO
             TO AVERAGE (EXCLUDING   (EXCLUDING   TURNOVER
             NET ASSETS   WAIVERS)    WAIVERS)     RATE***
             ----------  ----------- ------------ ---------
-----------
GLOBAL BOND
-----------
   CLASS Y**
   1997(A)     5.16%       0.87%        4.97%         7%
   1997        5.14        1.03         4.96         90
   1996        5.81        0.95         5.57         67
   1995        6.84        1.03         6.45        133
   19947       5.04        1.12         4.65        161
   CLASS A**
   1997(A)     4.91%       1.12%        4.72%         7%
   1997        4.89        1.28         4.71         90
   1996        5.56        1.20         5.32         67
   1995        6.59        1.28         6.20        133
   19947       4.79        1.37         4.40        161
--------------------------------
INTERMEDIATE MUNICIPAL BOND FUND
--------------------------------
   CLASS Y**
   1997(A)     4.07%       1.07%        3.56%         8%
   1997        4.20        1.02         3.73         22
   1996        3.73        1.31         3.23         10
   1995        3.91        1.26         3.47          9
   1994        3.91        1.17         3.37         43
   19938       2.74        1.45         1.87         10
   CLASS A**
   1997(A)     3.87%       1.32%        3.36%         8%
   1997        3.92        1.23         3.49         22
   1996        3.47        1.61         2.94         10
   1995        3.65        1.52         3.21          9
   1994        3.66        1.42         3.12         43
   19938       2.51        1.68         1.64         10
--------------------------------
PENNSYLVANIA MUNICIPAL BOND FUND
--------------------------------
   CLASS Y**
   1997(A)     4.99%       0.82%        4.25%        17%
   1997        5.23        0.83         4.48         39
   1996        5.25        0.96         4.50         92
   1995        5.26        1.14         4.51         18
   19949       5.09        1.17         4.34          3
   CLASS A**
   1997(A)     4.74%       1.07%        4.00%        17%
   1997        4.99        1.08         4.24         39
   1996        4.93        1.21         4.18         92
   1995        4.95        1.39         4.20         18
   19949       4.84        1.42         4.09          3
------------------------------
NEW JERSEY MUNICIPAL BOND FUND
------------------------------
   CLASS Y**
   1997(A)     4.96%       0.86%        4.21%         4%
   1997        5.02        0.96         4.27         19
   1996        4.93        1.12         4.18         21
   1995        5.21        1.17         4.46         32
   19949       5.07        1.35         4.15         13
   CLASS A**
   1997(A)     4.71%       1.11%        3.96%         4%
   1997        4.81        1.20         4.06         19
   1996        4.65        1.35         3.90         21
   1995        4.97        1.44         4.21         32
   19949       4.82        1.60         3.90         13

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
*  ON FEBRUARY 21, 1995, THE SHARES OF THE FUNDS WERE REDESIGNED AS EITHER
   RETAIL OR INSTITUTIONAL SHARES. ON THAT DATE, THE FUND'S NET INVESTMENT
   INCOME, EXPENSES AND DISTRIBUTIONS FOR THE PERIOD NOVEMBER 1, 1994 THROUGH
   FEBRUARY 20, 1995 WERE ALLOCATED TO EACH CLASS OF SHARES. THE BASIS FOR THE
   ALLOCATION WAS THE RELATIVE NET ASSETS OF EACH CLASS OF SHARES AS OF FEBRUARY
   21, 1995. THE RESULTS WERE COMBINED WITH THE RESULTS OF OPERATIONS AND
   DISTRIBUTIONS FOR EACH APPLICABLE CLASS FOR THE PERIOD FEBRUARY 21, 1995
   THROUGH OCTOBER 31, 1995. FOR THE YEAR ENDED OCTOBER 31, 1995, THE FINANCIAL
   HIGHLIGHTS' RATIOS OF EXPENSES, NET INVESTMENT INCOME, TOTAL RETURN, AND THE
   PER SHARE INVESTMENT ACTIVITIES AND DISTRIBUTIONS REFLECT THIS ALLOCATION.
   ADDITIONALLY, ON APRIL 22, 1996 THE CONESTOGA SHORT-TERM INCOME AND BOND
   FUNDS WERE ACQUIRED BY COREFUNDS, INC. AT WHICH TIME THE INSTITUTIONAL CLASS
   OF SHARES OF THESE FUNDS WERE REDESIGNATED CLASS Y AND THE RETAIL CLASS OF
   SHARES OF THESE FUNDS WERE REDESIGNATED CLASS A.
** ON APRIL 22, 1996 THE SERIES A SHARES OF EACH FUND, EXCLUDING THE SHORT TERM
   INCOME AND BOND FUNDS, WERE REDESIGNATED CLASS Y AND THE SERIES B SHARES OF
   EACH FUND, EXCLUDING THE SHORT TERM INCOME AND BOND FUNDS, WERE REDESIGNATED
   CLASS A.
***FOR THE YEAR ENDED JUNE 30, 1996, TRANSACTIONS RELATING TO THE MERGER WERE
   EXCLUDED FROM THE CALCULATION OF THE PORTFOLIO TURNOVER RATE.
 + THIS FIGURE HAS NOT BEEN ANNUALIZED.
(A)RATIOS FOR THIS SIX-MONTH PERIOD ENDED DECEMBER 31, 1997, HAVE BEEN ANNUALIZED.
 1 COMMENCED OPERATIONS MAY 15, 1995.  UNLESS OTHERWISE NOTED, ALL RATIOS FOR THE PERIOD HAVE BEEN
   ANNUALIZED.
 2 COMMENCED OPERATIONS MAY 17, 1995. UNLESS OTHERWISE NOTED, ALL RATIOS FOR
   THE PERIOD HAVE BEEN ANNUALIZED.
 3 COMMENCED OPERATIONS FEBRUARY 3, 1992. UNLESS OTHERWISE NOTED, ALL RATIOS
   FOR THE PERIOD HAVE BEEN ANNUALIZED.
 4 COMMENCED OPERATIONS JANUARY 4, 1993.  UNLESS OTHERWISE NOTED, ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
 5 COMMENCED OPERATIONS APRIL 1, 1993.  UNLESS OTHERWISE NOTED, ALL RATIOS FOR THE PERIOD HAVE BEEN
   ANNUALIZED.
 6 COMMENCED OPERATIONS FEBRUARY 28, 1990. UNLESS OTHERWISE NOTED, ALL RATIOS
   FOR THE PERIOD HAVE BEEN ANNUALIZED.
 7 COMMENCED OPERATIONS DECEMBER 15, 1993.  UNLESS OTHERWISE NOTED, ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
 8 COMMENCED OPERATIONS MAY 3, 1993.  UNLESS OTHERWISE NOTED, ALL RATIOS FOR THE PERIOD HAVE BEEN
   ANNUALIZED.
 9 COMMENCED OPERATIONS MAY 16, 1994.  UNLESS OTHERWISE NOTED, ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
10 TOTAL RETURN DOES NOT REFLECT THE SALES LOAD CHARGED ON THE CLASS A SHARES.  ADDITIONALLY, TOTAL RETURN FOR CLASS Y &
   CLASS A FOR THE SHORT TERM INCOME AND BOND FUNDS FOR 1996 ARE FOR THE EIGHT
   MONTH PERIOD ENDED DECEMBER 31, 1996.
11 THE PER SHARE AMOUNT FOR THESE FUNDS FOR THE YEAR ENDED JUNE 30, 1996
   REPRESENTS THE PERIOD FROM NOVEMBER 1, 1995 TO JUNE 30, 1996. ALL PRIOR YEARS
   ARE FOR THE PERIODS NOVEMBER 1 TO OCTOBER 31.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FINANCIAL
HIGHLIGHTS                                              [SQUARE BULLET] COREFUND
--------------------------------------------------------------------------------

   COREFUND MONEY MARKET FUNDS

AS OF
DECEMBER 31, 1997
(UNAUDITED)

For a Share Outstanding Throughout the Period

                                                                                                              RATIO     RATIO OF NET
                                                                             NET                   RATIO     OF EXPENSES    INCOME
           NET ASSET              DISTRIBUTIONS      NET                  ASSETS      RATIO       OF NET    TO AVERAGE   TO AVERAGE
             VALUE      NET         FROM NET     ASSET VALUE                END     OF EXPENSES   INCOME    NET ASSETS   NET ASSETS
           BEGINNING INVESTMENT    INVESTMENT        END        TOTAL    OF PERIOD  TO AVERAGE   TO AVERAGE (EXCLUDING   (EXCLUDING
           OF PERIOD   INCOME        INCOME       OF PERIOD     RETURN     (000)    NET ASSETS   NET ASSETS   WAIVERS)    WAIVERS)
           --------- ----------  --------------- ------------  --------  ---------  -----------  ---------- ----------- ------------
----------------
TREASURY RESERVE
----------------
   CLASS Y*
   1997(A)    $1.00    $0.03        $(0.03)         $1.00       2.57%+    $806,855    0.51%       5.05%        0.70%        4.86%
   1997        1.00     0.05         (0.05)          1.00       4.97       835,384    0.51        4.86         0.71         4.66
   1996        1.00     0.05         (0.05)          1.00       5.20       892,562    0.50        5.02         0.77         4.75
   1995        1.00     0.05         (0.05)          1.00       4.98       479,206    0.48        4.91         0.85         4.54
   1994        1.00     0.03         (0.03)          1.00       2.91       484,974    0.48        2.87         0.86         2.49
   1993        1.00     0.03         (0.03)          1.00       2.96       446,788    0.46        2.89         0.85         2.50
   1992        1.00     0.05         (0.05)          1.00       4.73       444,388    0.38        4.58         0.82         4.14
   1991        1.00     0.07         (0.07)          1.00       7.11       427,439    0.37        6.80         0.82         6.35
   1990        1.00     0.08         (0.08)          1.00       8.38       270,524    0.37        8.03         0.84         7.56
   19892       1.00     0.06         (0.06)          1.00       4.66+      220,479    0.20        9.26         0.84         8.62

   CLASS C*
   1997(A)    $1.00    $0.03        $(0.03)         $1.00       2.44%+   $  24,414    0.76%       4.80%        0.95%        4.61%
   1997        1.00     0.05         (0.05)          1.00       4.71        12,146    0.76        4.61         0.96         4.41
   1996        1.00     0.05         (0.05)          1.00       4.94        19,386    0.75        4.81         1.03         4.53
   1995        1.00     0.05         (0.05)          1.00       4.72        21,612    0.73        4.81         1.10         4.44
   1994        1.00     0.03         (0.03)          1.00       2.65         7,573    0.73        2.62         1.11         2.24
   19931       1.00     0.01         (0.01)          1.00       1.21+        7,672    0.75        2.46         1.14         2.07

-------------
CASH RESERVE
-------------
   CLASS Y*
   1997(A)    $1.00    $0.03        $(0.03)         $1.00       2.65%+    $956,368    0.52%       5.20%        0.72%        5.00%
   1997        1.00     0.05         (0.05)          1.00       5.09       886,251    0.50        4.99         0.70         4.79
   1996        1.00     0.05         (0.05)          1.00       5.26       790,211    0.50        5.09         0.78         4.81
   1995        1.00     0.05         (0.05)          1.00       5.15       510,341    0.48        5.04         0.85         4.67
   1994        1.00     0.03         (0.03)          1.00       3.00       505,273    0.47        2.95         0.85         2.57
   1993        1.00     0.03         (0.03)          1.00       2.99       460,832    0.46        2.97         0.85         2.58
   1992        1.00     0.05         (0.05)          1.00       4.83       568,672    0.38        4.68         0.82         4.24
   1991        1.00     0.07         (0.07)          1.00       7.28       473,187    0.37        6.94         0.82         6.49
   1990        1.00     0.08         (0.08)          1.00       8.65       316,290    0.34        8.28         0.80         7.82
   1989        1.00     0.09         (0.09)          1.00       8.87       186,151    0.37        8.62         0.90         8.05
   1988        1.00     0.07         (0.07)          1.00       6.70        82,399    0.55        6.54         1.14         5.96

   CLASS C*
   1997(A)    $1.00    $0.03        $(0.03)         $1.00       2.52%+   $  79,712    0.77%       4.95%        0.97%        4.75%
   1997        1.00     0.05         (0.05)          1.00       4.83        27,693    0.75        4.74         0.95         4.54
   1996        1.00     0.05         (0.05)          1.00       5.00        19,736    0.75        4.86         1.03         4.58
   1995        1.00     0.05         (0.05)          1.00       4.89        17,583    0.73        4.86         1.10         4.49
   1994        1.00     0.03         (0.03)          1.00       2.74        11,451    0.72        2.70         1.10         2.32
   19931       1.00     0.01         (0.01)          1.00       1.23+       15,330    0.76        2.52         1.15         2.13

   CLASS B
   1997(A)(4) $1.00    $  --        $   --          $1.00       0.50%+   $      80    1.52%       4.20%        1.72%        4.00%

----------------
TAX-FREE RESERVE
----------------
   CLASS Y*
   1997(A)    $1.00    $0.02        $(0.02)         $1.00       1.63%+   $ 152,822    0.52%       3.17%        0.71%        2.98%
   1997        1.00     0.03         (0.03)          1.00       3.08       119,579    0.50        3.07         0.70         2.87
   1996        1.00     0.03         (0.03)          1.00       3.20       104,196    0.48        3.14         0.76         2.86
   1995        1.00     0.03         (0.03)          1.00       3.12        62,756    0.48        3.09         0.85         2.72
   1994        1.00     0.02         (0.02)          1.00       2.03        79,384    0.49        2.00         0.87         1.62
   1993        1.00     0.02         (0.02)          1.00       2.23        72,255    0.51        2.20         0.89         1.82
   1992        1.00     0.03         (0.03)          1.00       3.56        80,147    0.37        3.39         0.88         2.88
   19913       1.00     0.01         (0.01)          1.00       1.07+       42,573    0.06        4.20         0.81         3.45

   CLASS C*
   1997(A)    $1.00    $0.02        $(0.02)         $1.00       1.49%+   $  12,396    0.77%       2.92%        0.96%        2.73%
   1997        1.00     0.03         (0.03)          1.00       2.83         3,202    0.75        2.82         0.95         2.62
   1996        1.00     0.03         (0.03)          1.00       2.95         2,850    0.73        2.94         1.02         2.65
   1995        1.00     0.03         (0.03)          1.00       2.86         1,524    0.73        2.80         1.10         2.43
   1994        1.00     0.02         (0.02)          1.00       1.78         2,708    0.74        1.75         1.12         1.37
   19931       1.00     0.01         (0.01)          1.00       0.85+        1,795    0.76        1.71         1.14         1.33

 AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
*  ON APRIL 22, 1996, SERIES A SHARES WERE REDESIGNATED CLASS Y AND SERIES B
    SHARES WERE REDESIGNATED CLASS C. + RETURNS ARE FOR THE PERIOD INDICATED AND
   HAVE NOT BEEN ANNUALIZED.
(A)RATIOS FOR THIS SIX-MONTH PERIOD ENDED DECEMBER 31, 1997, HAVE BEEN ANNUALIZED.
 1 COMMENCED OPERATIONS JANUARY 4, 1993. RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
 2 COMMENCED OPERATIONS NOVEMBER 21, 1988. RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
 3 COMMENCED OPERATIONS APRIL 16, 1991. RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
 4 COMMENCED OPERATIONS NOVEMBER 18, 1997. RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

NOTES TO
FINANCIAL
STATEMENTS                                              [SQUARE BULLET] COREFUND
--------------------------------------------------------------------------------

AS OF
DECEMBER 31, 1997
(UNAUDITED)


1.   ORGANIZATION

   The CoreFund Equity Index Fund, Core Equity Fund, Growth Equity Fund, Special Equity Fund, International Growth Fund, Balanced Fund (the Equity Funds), Short Term Income Fund, Short-Intermediate Bond Fund, Government Income Fund, Bond Fund, Global Bond Fund, Intermediate Municipal Bond Fund, Pennsylvania Municipal Bond Fund, New Jersey Municipal Bond Fund (the Fixed Income Funds), Treasury Reserve, Cash Reserve, and Tax-Free Reserve (the Money Market Funds) are portfolios offered by CoreFunds, Inc. (The Company), an open-end investment company registered under the Investment Company Act of 1940, as amended. The Company is presently authorized to offers 20 separate portfolios (the Funds):

      EQUITY PORTFOLIOS:                              MONEY MARKET PORTFOLIOS:
      Equity Index Fund                               Treasury Reserve
      Core Equity Fund                                Cash Reserve
      Growth Equity Fund                              Tax-Free Reserve
      Special Equity Fund                             Elite Cash Reserve
      International Growth Fund                       Elite Treasury Reserve
      Balanced Fund                                   Elite Tax-Free Reserve

      FIXED INCOME PORTFOLIOS:
      Short Term Income Fund
      Short-Intermediate Bond Fund
      Government Income Fund
      Bond Fund
      Global Bond Fund
      Intermediate Municipal Bond Fund
      Pennsylvania Municipal Bond Fund
      New Jersey Municipal Bond Fund

     The financial statements of the Elite Cash Reserve, Elite Treasury Reserve and Elite Tax-Free Reserve are not presented herein.

     The assets of each Portfolio are segregated, and a Shareholder's interest is limited to the Portfolio in which shares are held. The Funds' prospectus provides a description of the Funds' investment objectives, policies and strategies.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Portfolios.

     SECURITY VALUATION--Investment securities of the Equity and Fixed Income Funds that are listed on a securities exchange for which market quotations are available are valued by an independent pricing service at the last quoted sales price for such securities on each business day. If there is no such reported sale, these securities and unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price using procedures determined in good faith by the Board of Trustees. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

     Investment securities of the Money Market Funds are stated at amortized cost, which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

     The books and records of the International Growth Fund and Global Bond Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following bases:

     [BULLET] market value of investment securities, assets and liabilities at the current rate of exchange; and
     [BULLET] purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

     The International Growth Fund does not isolate the portion of gains or losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

     The Global Bond Fund does isolate the effect of fluctuations in foreign currency rates when determining the gain or loss upon sale or maturity of foreign currency denominated debt obligations for Federal income tax purposes.

NOTES TO
FINANCIAL
STATEMENTS
--------------------------------------------------------------------------------
(CONTINUED)

AS OF
DECEMBER 31, 1997
(UNAUDITED)

     The International Growth Fund and Global Bond Fund report certain foreign currency related transactions as components of unrealized and realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

     FORWARD FOREIGN CURRENCY CONTRACTS--The International Growth Fund and Global Bond Fund enter into forward foreign currency contracts as hedges against either specific transactions or portfolio positions. The aggregate principal amounts of the contracts are not recorded since the funds intend to settle the contracts prior to delivery. All commitments are "marked-to-market" daily at the applicable foreign exchange rate and any resulting unrealized gains or losses are recorded currently. The funds realize gains or losses at the time forward contracts are settled. Financial future contracts are valued at the settlement price established each day by the board of trade on an exchange on which they are traded.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME--Security transactions are accounted for on the trade date of the security purchase or sale. Cost used in determining net realized capital gains and losses on the sale of securities are those of the specific securities sold, adjusted for the accretion and amortization of purchase discounts or premiums during the respective holding period, which is calculated using the effective interest method. Interest income is recorded on the accrual basis. Dividend income is recorded on ex-dividend date.

     REPURCHASE AGREEMENTS--Securities pledged as collateral for repurchase agreements are held by each Portfolio's custodian bank until maturity of the repurchase agreements. Provisions of the agreements and procedures adopted by the adviser ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into insolvency proceedings, realization of collateral by the Portfolio may be delayed or limited.

     EXPENSES--Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Company are pro-rated to the Funds on the basis of relative net assets. Class specific expenses, such as the 12b-1 fees, are borne by that class. Income, other expenses and accumulated realized and unrealized gains and losses of a Fund are allocated to the respective class on the basis of the relative net asset value each day.

     DISTRIBUTION TO SHAREHOLDERS--The Equity Index Fund, Core Equity Fund, Growth Equity Fund, Special Equity Fund, Balanced Fund and Global Bond Fund declare and pay dividends on a quarterly basis. The International Growth Fund declares and pays dividends periodically. Such dividends are reinvested in additional shares unless otherwise requested. The Short Term Income Fund, Short-Intermediate Bond Fund, Government Income Fund, Bond Fund, Intermediate Municipal Bond Fund, Pennsylvania Municipal Bond Fund, New Jersey Municipal Bond Fund, Treasury Reserve, Cash Reserve and Tax-Free Reserve distributions from net investment income are declared on a daily basis and are payable on the first business day of the following month. Any net realized capital gains on sales of securities for a Fund are distributed to its shareholders at least annually.

     Distributions from net investment income and net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid in capital in the period that the difference arises.

     Accordingly, for the International Growth Fund and Global Bond Fund as of December 31, 1997, $(411,000) and $450,000 was reclassified from accumulated net realized gain (loss)on investments to accumulated net investment income, respectively.

     FEDERAL INCOME TAXES--It is each Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income tax is required.

     OTHER--Organizational costs incurred with the start up of the Balanced Fund, Government Income Fund, Short Term Income Fund, Intermediate Municipal Bond Fund, Global Bond Fund, Pennsylvania Municipal Bond Fund and New Jersey Municipal Bond Fund are being amortized on a straight line basis over a maximum period of sixty months. If any or all of the shares representing initial capital of each fund are redeemed by any holder thereof prior to the end of the amortization period, the proceeds will be reduced by the unamortized organizational cost balance in the same proportion as the number of shares redeemed bears to the initial shares outstanding immediately preceding the redemption.

                                                        [SQUARE BULLET] COREFUND
--------------------------------------------------------------------------------


3.   INVESTMENT ADVISORY AND CUSTODIAL SERVICES

     The Company has entered into an investment advisory agreement with CoreStates Investment Advisers, Inc. ("CSIA") to provide investment advisory services to each Fund. For its services CSIA receives a fee based on the annual average daily net assets of each Fund as shown in the following table:

                     ADVISER   INVESTMENT ADVISORY                            ADVISER    INVESTMENT ADVISORY
FUND                 FEE       AGREEMENT DATE         FUND                    FEE        AGREEMENT DATE
-------------------- -------   -------------------    --------------------    -------    -------------------
Equity Index         0.40%     March 25, 1991         Short Term Income       0.74%      April 12, 1996
Core Equity          0.74      April 12, 1996         Short-Intermediate Bond 0.50       March 25, 1991
Growth Equity        0.75      March 25, 1991         Government Income       0.50       March 25, 1991
Special Equity       1.50      April 12, 1996         Bond                    0.74       April 12, 1996
International Growth 0.80      December 5, 1989       Global Bond             0.60       March 25, 1991
Balanced             0.70      March 25, 1991         Intermediate Municipal
                                                        Bond                  0.50       March 25, 1991
Treasury Reserve     0.40      April 12, 1996         Pennsylvania Municipal
Cash Reserve         0.40      April 12, 1996           Bond                  0.50       May 15, 1994
Tax-Free Reserve     0.40      April 12, 1996         New Jersey Municipal
                                                        Bond                  0.50       May 15, 1994

     Advisory fees are computed daily and paid monthly for all Funds. Additionally, for the period ended December 31, 1997, CSIA has voluntarily waived a portion of their fees in order to assist the Funds in maintaining competitive expense ratios.

     CoreStates Bank serves as Custodian to the Company. Under the Custodian Agreement, CoreStates Bank holds each Fund's securities and cash items, makes receipts and disbursements of money on behalf of each Fund, collects and receives all income and other payments and distributions on account of the Funds' securities and performs other related services. CoreStates Bank may, in its discretion and at its own expense, open and maintain a sub-custody account or employ a sub-custodian on behalf of the Funds investing exclusively in the United States and may, with the Funds' Board approval and at the expense of the Funds, employ sub-custodians on behalf of the Funds who invest in foreign countries provided that CoreStates Bank shall remain liable for the performance of all of its duties under the Custodian Agreement.

     Sub-Advisory services are provided to the CoreStates Advisers for the International Growth Fund by Martin Currie, Inc. and Aberdeen Managers (The "Sub-Advisers"). Sub-Advisory services are provided for the Global Bond Fund by Analytic TSA (formerly Alpha Global). CoreStates Advisers is responsible for the supervision, and payment of fees to the Sub-Advisers in connection with their services.

4.   ADMINISTRATIVE, TRANSFER AGENT AND DISTRIBUTION SERVICES

     Pursuant to an Administration agreement dated October 30, 1992, as amended June 1, 1995, SEI Fund Resources ("SFR") acts as the Fund's Administrator. Under the terms of such agreement, SFR is entitled to receive an annual fee of 0.25% on the average net assets of the Funds. SFR voluntarily waives a portion of their fees in order to assist the Funds in maintaining competitive expense ratios.

     Pursuant to a Transfer Agency agreement dated November 16, 1995, Boston Financial Data Services ("BFDS"), a wholly owned subsidiary of State Street Bank and Trust Company acts as the Funds' Transfer Agent. As such, BFDS provides transfer agency, dividend disbursing and shareholder servicing for the Funds.

     On November 2, 1992, SEI Financial Services ("SFS"), a wholly owned subsidiary of SEI, became the Funds' exclusive Distributor pursuant to a distribution agreement dated October 30, 1992.

     The Company has adopted a Distribution Plan (the "Plan") for those Funds offering Class A, C and B shares. The Plan provides for the payment by the Company to the Distributor of up to 0.25% of the daily net assets of each Class A and C Portfolio and 1.00% of the daily net assets of each Class B Portfolio. The Company has also adopted a Shareholder Servicing Plan for those Funds offering Class B shares. The Shareholder Servicing Plan provides for the payment by the Company to the Distributor of up to 25% of the daily net assets of each Class B Portfolio to which the Plan is applicable. The Distributor is authorized to use these fees as compensation for its distribution-related services and as payment to certain securities broker/dealers and financial institutions that enter into shareholder servicing agreements or broker agreements with the Distributor. The Funds paid approximately $850,104 to affiliated brokers for commissions earned on the sales of the shares of the Funds for the six month period ended December 31, 1997.

     Certain officers of the Company are also officers of the Administrator. Such officers are paid no fees by the Funds.

NOTES TO
FINANCIAL
STATEMENTS
--------------------------------------------------------------------------------
(CONTINUED)

AS OF
DECEMBER 31, 1997
(UNAUDITED)

     A contingent Deferred Sales Charge (CDSC) is imposed on redemptions made in the Class B shares. The CDSC varies depending on the number of years from the time of payment for the purchase of Class B shares until the redemption of such shares.
                                                       Contingent Deferred Sales
                                 Year                   Charges as a Percentage
                                 Since                     of Dollar Amount
                               Purchase                    Subject to Charge
                               --------                ------------------------
                                 First                           5.00%
                                Second                           4.00%
                                 Third                           3.00%
                                Fourth                           2.00%
                                 Fifth                           1.00%
                                 Sixth                           None
                                Seventh                Convert to Class A Shares

5.   INVESTMENT TRANSACTIONS

     During the six month period ended December 31, 1997, purchases of securities and proceeds from sales of securities, other than temporary investments in short-term securities, were as follows:

----------------------------------------------------------------------------------------------------------------
                                              --------------------------------   -------------------------------
                                                        PURCHASES                            SALES
                                              --------------------------------   -------------------------------
                                                 U.S.                              U.S.
  PORTFOLIO INVESTMENT TRANSACTIONS (000)     GOVERNMENT     OTHER      TOTAL    GOVERNMENT    OTHER     TOTAL
                                              ----------     -----     -------   ----------   -------   --------
  Equity Index Fund                                 --       26,703     26,703         --      22,386    22,386
  Core Equity Fund                                  --          132        132         --     151,787   151,787
  Growth Equity Fund                                --       66,463     66,463         --      71,272    71,272
  Special Equity Fund                               --       24,748     24,748         --      30,293    30,293
  International Growth Fund                         --       38,930     38,930         --      39,848    39,848
  Balanced Fund                                     --       36,206     36,206         --      34,822    34,822
  Short Term Income Fund                         2,753        5,191      7,944      4,333       5,139     9,472
  Short-Intermediate Bond Fund                  65,819       39,422    105,241     69,963      33,236   103,199
  Government Income Fund                         5,451           --      5,451      3,814          --     3,814
  Bond Fund                                     81,637       39,056    120,693    105,566      65,138   170,704
  Global Bond Fund                                  --       41,416     41,416         --       4,688     4,688
  Intermediate Municipal Fund                       --          139        139         --         232       232
  Pennsylvania Municipal Bond Fund                  --        7,890      7,890         --       2,405     2,405
  New Jersey Municipal Bond Fund                    --          353        353         --          76        76
----------------------------------------------------------------------------------------------------------------

     Certain net capital losses incurred subsequent to October 31, 1996 have been deferred for tax purposes and will be recognized during the fiscal year ended June 30, 1998. The Funds had capital loss carryforwards at December 31, 1997, as follows:

                                            CAPITAL LOSS
                                              CARRYOVER      EXPIRES     EXPIRES      EXPIRES       EXPIRES
                                               6/30/97        2002        2003         2004          2005
                                            ------------    ----------  ----------  -----------   -----------
  Short Term Income Fund                    $   88,520      $    --     $       --     $     --    $   88,520
  Short-Intermediate Bond Fund               2,907,103           --      1,483,436      217,497     1,206,170
  Government Income Fund                       319,174           --        222,660        4,127        92,387
  Bond Fund                                  1,702,115           --             --           --     1,702,115
  Global Bond Fund                           1,573,551           --        844,493           --       729,058
  Intermediate Term Municipal Bond Fund         79,158           --         41,918       34,827         2,413
  Pennsylvania Municipal Bond Fund              96,691       73,679             95        8,784        14,133
  Treasury Reserve                               9,082           --             --           --         9,082
  Cash Reserve                                 167,012      134,628         23,362        9,022            --
  Tax-Free Reserve                              54,381        5,273         44,981        4,127            --
-------------------------------------------------------------------------------------------------------------

For tax purposes, the losses in the Funds can be carried forward for a maximum of eight years to offset any net realized capital gains.

     At December 31, 1997 the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes was not materially different from amounts reported for financial purposes. The aggregate gross unrealized gain or loss on securities at December 31, 1997 for each fund within the CoreFunds is as follows:

                                                        [SQUARE BULLET] COREFUND
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
                                                                          ------------   ------------  --------
                                                                            AGGREGATE      AGGREGATE
                                                                              GROSS          GROSS
  AGGREGATE GROSS UNREALIZED GAIN (LOSS) (000)                            APPRECIATION   DEPRECIATION     NET
                                                                          ------------   ------------  --------
  Equity Index Fund                                                        $119,666      $  (3,247)    $116,419
  Core Equity Fund                                                          149,108        (16,936)     132,172
  Growth Equity Fund                                                         57,102         (1,766)      55,336
  Special Equity Fund                                                        15,922        (11,198)       4,724
  International Growth Fund                                                  29,294        (10,958)      18,336
  Balanced Fund                                                              23,572           (985)      22,587
  Short Term Income Fund                                                         89             (8)          81
  Short-Intermediate Bond Fund                                                1,991            (24)       1,967
  Government Income Fund                                                        570            (15)         555
  Bond Fund                                                                   4,190            (25)       4,165
  Global Bond Fund                                                              554           (881)        (327)
  Intermediate Municipal Bond Fund                                               56             --           56
  Pennsylvania Municipal Bond Fund                                              640             (4)         636
  New Jersey Municipal Bond Fund                                                104             --          104
---------------------------------------------------------------------------------------------------------------

6. FORWARD FOREIGN CURRENCY CONTRACTS

     The International Growth Fund and Global Bond Fund enter into forward foreign currency contracts as hedges against portfolio positions. Such contracts, which protect the value of a Fund's investment securities against a decline in the value of currency, do not eliminate fluctuations in the underlying prices of the securities. They simply establish an exchange rate at a future date. Also, although such contracts tend to minimize the risk of loss due to a decline in the value of a hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of such foreign currency increase. The following forward foreign currency contracts were outstanding at December 31, 1997:

-------------------------------------------------------------------------------
  GLOBAL BOND FUND:
  Foreign Currency Sales:

                             Contracts to       In Exchange        Unrealized
                            Deliver/Receive         For           Appreciation
                            ---------------     -----------       ------------
  3/23/98                   DM   10,750,000      $6,101,645        $  96,870
  3/23/98                   DK   19,000,000       2,829,149           44,204
  3/12/98                   FF   10,500,000       1,761,036            8,991
  3/12/98                   GP    1,950,000       3,197,318           34,913
  3/23/98                   SK   13,600,000       1,763,451           46,185
                                                                   ---------
  Net Unrealized Appreciation                                      $ 231,163
                                                                   =========
--------------------------------------------------------------------------------

CURRENCY LEGEND
---------------
DM     German Marks
DK     Danish Kroner
FF     French Francs
GP     British Pounds
SK     Swedish Krona

NOTES TO
FINANCIAL
STATEMENTS
--------------------------------------------------------------------------------
(CONTINUED)

AS OF
DECEMBER 31, 1997
(UNAUDITED)

7. CONCENTRATION OF CREDIT RISK

     The Intermediate Municipal Bond Fund, Pennsylvania Municipal Bond Fund, New Jersey Municipal Bond Fund, and Tax-Free Reserve invest in debt instruments of municipal issuers. Although these Funds maintain a diversified portfolio, with the exception of the Pennsylvania Municipal Bond Fund and the New Jersey Municipal Bond Fund, the issuers ability to meet their obligations may be affected by economic developments in a specific state or region.

     The Intermediate Municipal Bond Fund, Pennsylvania Municipal Bond Fund, New Jersey Municipal Bond Fund, and Tax-Free Reserve invest in securities that include revenue bonds, tax exempt commercial paper, tax and revenue anticipation notes, and general obligation bonds. At December 31, 1997, the percentage of portfolio investments by each revenue source was as follows:

---------------------------------------------------------------------------------------------------------------
                                                             ------------  ------------    ---------   --------
                                                             INTERMEDIATE  PENNSYLVANIA    NEW JERSEY
                                                               MUNICIPAL     MUNICIPAL      MUNICIPAL
                                                                 BOND          BOND           BOND     TAX-FREE
                                                                 FUND          FUND           FUND      RESERVE
                                                             ------------  ------------    ----------  --------
  REVENUE BONDS:
     Education Bonds                                             17%            18%            15%         7%
     Health Care Bonds                                            3             13              5         10
     Transportation Bonds                                        12              5              7          7
     Utility Bonds                                               14             16             17          4
     Housing Bonds                                               --              2             --         10
     Pollution Control Bonds                                     --             --             --         10
     Industrial Development Bonds                                 6             16             --          8
     Public Facility Bonds                                       --              1              2          3
     Other                                                       12              2              7         10
  GENERAL OBLIGATIONS                                            36             24             47          6
  TAX EXEMPT COMMERCIAL PAPER                                    --             --             --         21
  TAX AND REVENUE ANTICIPATION NOTES                             --             --             --          3
  TAX ANTICIPATION NOTES                                         --              3             --          1
                                                               -----         -----           -----       ----
                                                                100%           100%           100%       100%
---------------------------------------------------------------------------------------------------------------

     Many municipalities insure their obligations with insurance underwritten by insurance companies which undertake to pay a holder, when due, the interest and principal amount on an obligation if the issuer defaults on its obligation. Although bond insurance reduces the risk of loss due to default by the issuer, there is no assurance that the insurance company will meet its obligations. Also, some of the securities have credit enhancements (letters of credit or guarantees issued by third party domestic or foreign banks or other institutions). At December 31, 1997, the percentage of securities with credit enhancements are as follows:


----------------------------------------------------------------------------
                                                    -------       ---------
                                                    LETTERS
                                                      OF            BOND
                                                    CREDIT        INSURANCE
                                                    -------       ---------
      Intermediate Municipal Bond Fund                --              64.9%
      Pennsylvania Municipal Bond Fund                --              62.1
      New Jersey Municipal Bond Fund                  --              38.4
      Tax-Free Reserve                                53.3%           27.6
----------------------------------------------------------------------------

                                                        [SQUARE BULLET] COREFUND
--------------------------------------------------------------------------------

8. SHARE TRANSACTIONS (000):

The following are the share transactions for the six month period ended December 31, 1997.

                         ------   ------- ------   ------- ------------- --------  --------    -------  --------
                         EQUITY    CORE   GROWTH   SPECIAL INTERNATIONAL
                          INDEX   EQUITY  EQUITY   EQUITY     GROWTH     BALANCED  TREASURY     CASH    TAX-FREE
                          FUND    FUND(1)  FUND     FUND       FUND        FUND     RESERVE    RESERVE   RESERVE
                         ------   ------- ------   ------- ------------- --------  --------    -------  --------
CLASS Y
Shares issued               613    2,134   1,130      590       3,024      830    1,198,732  1,030,078   170,940
Shares issued in lieu
   of cash distributions    223    3,181     639      816         543      449        1,462      1,865        96
Shares redeemed            (664)  (2,642) (1,381)    (841)     (2,727)    (766)  (1,228,616)  (961,599) (137,772)
                           ----   ------  ------     ----      ------     ----   ----------  ---------  --------
Net increase                172    2,673     388      565         840      513      (28,422)    70,344    33,264
                           ====   ======  ======     ====      ======     ====   ==========  =========  ========
CLASS A/C
Shares issued               117      123      43       42          18      108       34,333    107,066    24,342
Shares issued in lieu
   of cash distributions      8      120      25       34           9       24          272      1,229       132
Shares redeemed              16      (78)    (23)     (15)        (17)     (35)     (22,458)   (56,508)  (15,279)
                           ----   ------  ------     ----      ------     ----   ----------  ---------  --------
Net increase                109      165      45       61          10       97       12,147     51,787     9,195
                           ====   ======  ======     ====      ======     ====   ==========  =========  ========
CLASS B
Shares issued                19        6       6       10           1       40           --         88        --
Shares issued in lieu
   of cash distributions     --        1      --        2          --        2           --         --        --
Shares redeemed              --       --      --       --          --       --           --         (8)       --
                           ----   ------  ------     ----      ------     ----   ----------  ---------  --------
Net increase                 19        7       6       12           1       42           --         80        --
                           ====   ======  ======     ====      ======     ====   ==========  =========  ========
TOTAL SHARE ACTIVITY
   FOR PERIOD               300    2,845     439      638         851      652      (16,275)   122,211    42,459
                           ====   ======  ======     ====      ======     ====   ==========  =========  ========

(1) THIS FUND WAS FORMERLY KNOWN AS THE EQUITY FUND.
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

                              ---------- ------------ ---------- ------ ------  ------------  ------------  ----------
                              SHORT TERM    SHORT-    GOVERNMENT        GLOBAL  INTERMEDIATE  PENNSYLVANIA  NEW JERSEY
                                INCOME   INTERMEDIATE   INCOME    BOND   BOND    MUNICIPAL      MUNICIPAL    MUNICIPAL
                                 FUND      BOND FUND     FUND     FUND   FUND     BOND FUND     BOND FUND    BOND FUND
                              ---------- ------------ ---------- ------ ------  ------------  ------------  ----------

CLASS Y
Shares issued                     616        2,018       309     1,147     95        3        270         17
Shares issued in lieu
  of cash distributions            88          454        35       479    137       --         12          1
Shares repurchased               (692)      (1,998)     (195)   (2,950)   (42)     (14)       (55)       (10)
                                 ----       ------      ----    ------    ---      ---        ---        ---
Net increase (decrease)            12          474       149    (1,324)   190      (11)       227          8
                                 ====       ======      ====    ======    ===      ===        ===        ===
CLASS A
Shares issued                       7           29        31        42      7        6        241         16
Shares issued in lieu
  of cash distributions             1            6         4         4      1        2          6          1
Shares repurchased                 --          (31)      (23)      (12)    (1)      (9)       (12)        (7)
                                 ----       ------      ----    ------    ---      ---        ---        ---
Net increase (decrease)             8            4        12        34      7       (1)       235         10
                                 ====       ======      ====    ======    ===      ===        ===        ===
TOTAL SHARE ACTIVITY
FOR PERIOD                         20          478       161    (1,290)   197      (12)       462         18
                                 ====       ======      ====    ======    ===      ===        ===        ===

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

NOTES TO
FINANCIAL
STATEMENTS
--------------------------------------------------------------------------------
(CONCLUDED)

AS OF
DECEMBER 31, 1997
(UNAUDITED)


9. SHAREHOLDER VOTING RIGHTS

     There was a special meeting scheduled for December 15, 1997 at which the shareholders of the International Growth Fund voted on to approve the selection of Aberdeen Managers as a sub-adviser for a portion of the assets of the International Growth Fund. The results are as follows:

                                Shares Voted        % of Voted        % of Total
                                -----------         ----------        ----------
     FOR                        8,203,048.00          98.77%            70.55%
     AGAINST                       11,795.00           0.14%             0.10%
     ABSTAIN                       89,958.00           1.08%             0.77%

10. PROPOSED REORGANIZATION

     On November 18, 1997, CoreStates Financial Corp. and First Union Corporation jointly announced that they had signed a definitive agreement for the merger of CoreStates Bank, N.A. and First Union Bank. The Advisor is currently a wholly-owned subsidiary of CoreStates Bank, N.A. Subject to certain conditions, it is anticipated that the transaction will close at the end of April, 1998. Thereafter, the Advisor will be an indirect wholly-owned subsidiary of First Union Bank. A special meeting of shareholders will be called to consider certain proposed fund reorganizations.

                                 CoreFunds,Inc.
                                 --------------

                             ELITE TREASURY RESERVE
                               ELITE CASH RESERVE
                             ELITE TAX-FREE RESERVE

                               SEMI-ANNUAL REPORT

                                December 31, 1997

STATEMENT OF NET ASSETS                                                                   COREFUND ELITE MONEY MARKET FUNDS
---------------------------------------------------------------------------------------------------------------------------
December 31, 1997                                                                                               (Unaudited)


                                                                                          PAR               VALUE
ELITE TREASURY RESERVE                                                                   (000)              (000)
---------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS - 33.7%
   U.S. Treasury Bills+
         5.180%, 01/22/98 ..........................................................    $ 6,000            $  5,982
         5.650%, 03/05/98 ..........................................................        500                 495
         5.797%, 04/02/98 ..........................................................        500                 493
         5.793%, 04/30/98 ..........................................................        500                 491
         5.580%, 05/28/98 ..........................................................        500                 489
         5.530%, 06/25/98 ..........................................................        500                 487
         5.540%, 08/20/98 ..........................................................      2,000               1,932
   U.S. Treasury Notes
         5.600%, 01/31/98 ..........................................................        900                 900
         5.690%, 07/31/98 ..........................................................        500                 499
         5.780%, 08/15/98 ..........................................................        500                 500
         5.610%, 08/31/98 ..........................................................        500                 502
         5.640%, 09/30/98 ..........................................................        500                 501
         5.650%, 10/31/98 ..........................................................        500                 501
         5.730%, 11/15/98 ..........................................................      2,000               1,996
         5.740%, 11/30/98 ..........................................................      3,000               2,997
   U.S. Treasury STRIPS
         5.730%, 05/15/98 ..........................................................        400                 392
         5.740%, 08/15/98 ..........................................................        500                 483
                                                                                                           --------
   TOTAL U.S. TREASURY OBLIGATIONS
      (Cost $19,640) ...............................................................                         19,640
---------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 66.6%
   Aubrey Lanston 5.25%, dated 12/31/97, matures 01/02/98, repurchase price
      $2,778,810 (collateralized by U.S. Treasury Note, par value $2,850,000,
      5.625%, 12/31/02; market value $2,849,145) ...................................      2,778               2,778
   Goldman Sachs 6.35%, dated 12/31/97, matures 01/02/98,
      repurchase price $2,000,706 (collateralized by U.S. Treasury
      Note, par value $1,960,000, 6.875%, 03/31/00;
      market value $2,044,672) .....................................................      2,000               2,000
   Hong Kong Shanghai Bank 6.40%, dated 12/31/97, matures 01/02/98, repurchase price $13,304,729 (collateralized by U.S. Treasury Note, par value
      $13,155,000, 6.75%, 04/30/00; market value $13,619,372) ......................     13,300              13,300

STATEMENT OF NET ASSETS (continued)                                                       COREFUND ELITE MONEY MARKET FUNDS
---------------------------------------------------------------------------------------------------------------------------
December 31, 1997                                                                                               (Unaudited)


                                                                                         PAR               VALUE
ELITE TREASURY RESERVE                                                                  (000)              (000)
---------------------------------------------------------------------------------------------------------------------------
   Merrill Lynch 6.40%, dated 12/31/97, matures 01/02/98, repurchase price
      $2,500,889 (collateralized by U.S. Treasury Note, par value $2,365,000,
      8.00%, 05/15/01; market value $2,556,092) ....................................    $ 2,500            $  2,500
   Morgan Stanley 6.20%, dated 12/31/97, matures 01/02/98,
      repurchase price $2,500,861 (collateralized by various U.S.
      Treasury Notes, ranging in par value $295,000-$2,275,000,
      5.50%, 12/31/00; total market value $2,560,491) ..............................      2,500               2,500
   State Street Bank 5.50%, dated 12/31/97, matures 01/02/98, repurchase price $13,204,033 (collateralized by U.S. Treasury
      Note, par value $13,250,000, 6.125%, 03/31/98;
      market value $13,475,250) ....................................................     13,200              13,200
   Swiss Bank 6.40%, dated 12/31/97, matures 01/02/98,
      repurchase price $2,500,889 (collateralized by U.S. Treasury
      Note, par value $2,370,000, 7.50%, 05/15/02;
      market value $2,559,126) .....................................................      2,500               2,500
                                                                                                           --------
   TOTAL REPURCHASE AGREEMENTS
      (Cost $38,778) ...............................................................                         38,778
---------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS - 100.3%
   (Cost $58,418) ..................................................................                         58,418
---------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET - (0.3%) .........................................                           (151)
---------------------------------------------------------------------------------------------------------------------------
Portfolio Shares ($0.001 par value -- 250 million authorized shares)
   based on 53,853,436 outstanding shares ..........................................                         53,854
Portfolio Shares ($0.001 par value -- 250 million authorized shares)
   based on 4,413,400 outstanding shares ...........................................                          4,413
---------------------------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS - 100.0% ..........................................................                        $58,267
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE -- CLASS Y ..........................                          $1.00
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE -- CLASS C ..........................                          $1.00
---------------------------------------------------------------------------------------------------------------------------

+ YIELD TO MATURITY

STRIPS -- SEPARATELY TRADED REGISTERED INTEREST AND PRINCIPAL OF SECURITIES

                 See accompanying notes to financial statements.

STATEMENT OF NET ASSETS (CONCLUDED)                                                       COREFUND ELITE MONEY MARKET FUNDS
---------------------------------------------------------------------------------------------------------------------------
December 31, 1997                                                                                               (Unaudited)


                                                                                         PAR               VALUE
ELITE CASH RESERVE                                                                      (000)              (000)
---------------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER - 58.1%
   BANKING - 3.3%
   NationsBank
         5.858%, 01/30/98 ...........................................................    $5,000          $    4,977
         5.813%, 03/17/98 ...........................................................     5,000               4,940
                                                                                                         ----------
         Total Banking                                                                                        9,917
                                                                                                         ----------
   FINANCIAL SERVICES - 40.3%
   Abbey National Treasury Services
         5.712%, 04/27/98 ...........................................................     3,000               2,946
   American Express
         6.653%, 01/02/98 ...........................................................     5,000               4,999
         5.581%, 01/09/98 ...........................................................     2,000               1,998
   Asset Securitization Coop
         5.770%, 02/26/98 ...........................................................     5,000               4,956
   Cafco
         6.653%, 01/02/98 ...........................................................     5,000               4,999
         5.689%, 01/27/98 ...........................................................     5,000               4,980
   Caisse de Depots En Consignations
         5.678%, 03/17/98 ...........................................................     5,000               4,943
   Cit Group Holdings
         5.841%, 01/28/98 ...........................................................     5,000               4,978
   Credit Suisse Commercial Paper
         5.710%, 03/12/98 ...........................................................     5,000               4,945
   Eureka Securitization
         5.666%, 01/23/98 ...........................................................     3,000               2,990
         5.695%, 02/02/98 ...........................................................     5,000               4,975
   Ford Motor Credit
         5.639%, 01/05/98 ...........................................................     3,000               2,998
         5.788%, 02/05/98 ...........................................................     3,000               2,983
         5.688%, 02/06/98 ...........................................................     2,000               1,989
         5.774%, 03/06/98 ...........................................................     3,000               2,970
   Goldman Sachs
         5.560%, 05/07/98 ...........................................................     5,000               4,901
   Merrill Lynch
         5.679%, 01/16/98 ...........................................................     3,000               2,993
         5.696%, 02/20/98 ...........................................................     3,900               3,870
         5.700%, 03/30/98 ...........................................................       150                 148
         5.825%, 04/30/98 ...........................................................     3,000               2,944

STATEMENT OF NET ASSETS                                                                   COREFUND ELITE MONEY MARKET FUNDS
---------------------------------------------------------------------------------------------------------------------------
December 31, 1997                                                                                      (Unaudited)


                                                                                         PAR               VALUE
ELITE CASH RESERVE                                                                      (000)              (000)
---------------------------------------------------------------------------------------------------------------------------
   Morgan Stanley
         5.673%, 01/21/98 ...........................................................    $3,000           $   2,991
         5.680%, 02/04/98 ...........................................................     3,000               2,984
   Morgan Stanley (A)
         5.910%, 01/13/98 ...........................................................     5,000               5,000
   National Australia Bank
         5.764%, 02/13/98 ...........................................................     5,000               4,966
   New Center Asset Trust
         5.674%, 01/30/98 ...........................................................     3,000               2,987
         5.490%, 04/03/98 ...........................................................     6,900               6,803
   Prudential Funding
         5.856%, 01/08/98 ...........................................................     5,000               4,994
         5.839%, 01/12/98 ...........................................................     5,000               4,991
   Swedish Export Credit
         5.810%, 04/09/98 ...........................................................     5,000               4,922
                                                                                                          ---------
         Total Financial Services                                                                           114,143
                                                                                                          ---------
   INDUSTRIAL - 13.7%
   Bell Atlantic Network
         5.835%, 01/07/98 ...........................................................     5,000               4,995
   BP America
         6.402%, 01/02/98 ...........................................................     5,000               4,999
   Campbell Soup
         5.684%, 03/04/98 ...........................................................     3,600               3,566
   Coca Cola
         5.603%, 01/22/98 ...........................................................     5,000               4,984
   Dupont
         5.599%, 01/29/98 ...........................................................     5,000               4,978
   General Electric
         5.685%, 02/25/98 ...........................................................     3,000               2,974
         5.736%, 04/23/98 ...........................................................     3,000               2,948
         5.881%, 07/09/98 ...........................................................     5,000               4,851
   Mitsubishi International
         5.681%, 02/04/98 ...........................................................     3,000               2,984
                                                                                                          ---------
         Total Industrial                                                                                    39,278
                                                                                                          ---------
   UTILITIES - 0.8%
   National Rural Utilities
         5.644%, 01/20/98 ...........................................................     3,000               2,991
   TOTAL COMMERCIAL PAPER
      (Cost $164,330) ...............................................................                       164,330
---------------------------------------------------------------------------------------------------------------------------

STATEMENT OF NET ASSETS (CONTINUED)                                                       COREFUND ELITE MONEY MARKET FUNDS
---------------------------------------------------------------------------------------------------------------------------
December 31, 1997                                                                                               (Unaudited)


                                                                                         PAR               VALUE
ELITE CASH RESERVE                                                                      (000)              (000)
---------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 3.7%
   FHLB
         5.810%, 01/23/98 ...........................................................    $5,000          $    5,000
   FNMA (A)
         5.894%, 01/06/98 ...........................................................     5,000               4,998
                                                                                                         ----------
   TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
      (Cost $9,998) .................................................................                         9,998
---------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES - 4.8%
   Asset-Backed Securities Investment Trust,
      Series 1997-C, Class N (A)
         5.961%, 01/15/98 ...........................................................     5,000               5,000
   Case Equipment Loan Trust, Series 1997-B, Class A1
         5.612%, 10/13/98 ...........................................................     3,181               3,181
   Key Auto Finance Trust, Series 1997-2, Class A1
         5.835%, 01/05/99 ...........................................................     5,000               5,000
                                                                                                         ----------
   TOTAL ASSET-BACKED SECURITIES
      (Cost $13,181) ................................................................                        13,181
---------------------------------------------------------------------------------------------------------------------------
CORPORATE OBLIGATIONS - 7.7%
   BANKING - 1.8%
   J.P. Morgan (A)
         5.875%, 01/02/98 ...........................................................     5,000               5,002
                                                                                                         ----------
   FINANCIAL SERVICES - 4.8%
   Abbey National Treasury Services (A)
         5.650%, 01/02/98 ...........................................................     5,000               4,999
   Credit Suisse First Boston (A)
         5.670%, 01/02/98 ...........................................................     5,000               5,000
   Paccar Financial
         5.770%, 09/15/98 ...........................................................     3,500               3,497
                                                                                                         ----------
         Total Financial Services                                                                            13,496
                                                                                                         ----------
   INDUSTRIAL - 1.0%
   Pitney Bowes Credit
         6.305%, 09/23/98 ...........................................................     2,900               2,909
                                                                                                         ----------
   TOTAL CORPORATE OBLIGATIONS
      (Cost $21,407) ................................................................                        21,407
---------------------------------------------------------------------------------------------------------------------------

STATEMENT OF NET ASSETS (CONTINUED)                                                       COREFUND ELITE MONEY MARKET FUNDS
---------------------------------------------------------------------------------------------------------------------------
December 31, 1997                                                                                               (Unaudited)


                                                                                         PAR               VALUE
ELITE CASH RESERVE                                                                      (000)              (000)
---------------------------------------------------------------------------------------------------------------------------
MASTER NOTE - 2.5%
   Associates Corporation of North America
         5.497%, 01/02/98 ...........................................................    $6,816          $    6,817
                                                                                                         ----------
   TOTAL MASTER NOTE
      (Cost $6,817) .................................................................                         6,817
---------------------------------------------------------------------------------------------------------------------------
TIME DEPOSITS - 12.6%
   Banque Nationale de Paris
         6.625%, 01/02/98 ...........................................................     7,000               7,000
   Bayerische Vereinsbank
         6.500%, 01/02/98 ...........................................................     7,000               7,000
   Den Danske Bank
         6.500%, 01/02/98 ...........................................................     7,000               7,000
   Republic National Bank of New York
         6.500%, 01/02/98 ...........................................................     7,000               7,000
   State Street Bank
         5.500%, 01/02/98 ...........................................................     7,000               7,000
                                                                                                         ----------
   TOTAL TIME DEPOSITS
      (Cost $35,000) ................................................................                        35,000
---------------------------------------------------------------------------------------------------------------------------
INSURANCE FUNDING AGREEMENT - 1.9%
   Allstate (A)
         5.696%, 01/01/98 ...........................................................     5,000               5,000
                                                                                                         ----------
   TOTAL INSURANCE FUNDING AGREEMENT
      (Cost $5,000) .................................................................                         5,000
---------------------------------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT - 8.6%
   National Westminster Bank
         5.940%, 06/26/98 ...........................................................     5,000               4,999
   Societe Generale
         6.080%, 06/09/98 ...........................................................     5,000               4,999
         5.765%, 10/09/98 ...........................................................     3,000               2,998
   Swiss Bank
         6.020%, 06/12/98 ...........................................................     5,000               5,001
         5.825%, 10/02/98 ...........................................................     3,000               2,999
         5.852%, 11/20/98 ...........................................................     3,000               2,999
                                                                                                         ----------
   TOTAL CERTIFICATES OF DEPOSIT
      (Cost $23,995) ................................................................                        23,995
---------------------------------------------------------------------------------------------------------------------------

STATEMENT OF NET ASSETS (CONTINUED)                                                       COREFUND ELITE MONEY MARKET FUNDS
---------------------------------------------------------------------------------------------------------------------------
December 31, 1997                                                                                               (Unaudited)


                                                                                         PAR               VALUE
ELITE CASH RESERVE                                                                      (000)              (000)
---------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS - 100.0%
   (Cost $279,728) ..................................................................  $279,728            $281,727
---------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET - 0.0% ............................................                           (35)
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
Portfolio Shares ($0.001 par value -- 750 million authorized)
   based on 279,350,241 outstanding shares ..........................................                       279,351
Portfolio Shares ($0.001 par value -- 750 million authorized)
   based on 345,347 outstanding shares ..............................................                           345
Accumulated net realized loss on investments ........................................                            (3)
---------------------------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS - 100.0% ...........................................................                      $279,693
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE -- CLASS Y ............................                        $1.00
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE -- CLASS C ............................                        $1.00
---------------------------------------------------------------------------------------------------------------------------

+ EFFECTIVE YIELD
(A) VARIABLE RATE SECURITY -- THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON DECEMBER 31, 1997.
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
SLMA -- STUDENT LOAN MARKETING ASSOCIATION

                 See accompanying notes to financial statements.

STATEMENT OF NET ASSETS (CONCLUDED)                                                       COREFUND ELITE MONEY MARKET FUNDS
---------------------------------------------------------------------------------------------------------------------------
December 31, 1997                                                                                               (Unaudited)


                                                                                         PAR               VALUE
ELITE TAX-FREE RESERVE                                                                  (000)              (000)
---------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 99.7%
   ALABAMA - 2.8%
   Alabama State Public School and College Revenue Bond (C)
         5.500%, 10/01/98 ...........................................................    $1,000           $   1,012
   Montgomery, Alabama TECP
         3.700%, 02/26/98 ...........................................................     2,000               2,000
   North Alabama Environmental Improvement Authority Revenue
      Bond for Reynold Metals Project (A) (B) (C)
         5.000%, 01/02/98 ...........................................................     2,500               2,500
                                                                                                          ---------
         Total Alabama                                                                                        5,512
                                                                                                          ---------
   ALASKA - 0.4%
   Valdez, Alaska TECP
         3.800%, 03/10/98 ...........................................................       800                 800
                                                                                                          ---------
   ARIZONA - 2.5%
   Arizona Agriculture Improvement and Power District Electric
      Revenue Bond for Salt River Project, Series E
      Pre-Refunded @ 100 (C) (D)
         8.250%, 01/02/98 ...........................................................     2,710               2,710
   Arizona State, Maricopa County Regional Area
      Road Funding TRAN (B)
         7.400%, 07/01/98 ...........................................................     2,100               2,136
                                                                                                          ---------
         Total Arizona                                                                                        4,846
                                                                                                          ---------
   CALIFORNIA - 3.7%
   Los Angeles County, California TRAN
         4.500%, 06/30/98 ...........................................................     2,000               2,006
   Los Angeles County, California TRAN, Series A
         4.500%, 06/30/98 ...........................................................     3,000               3,009
   Sonoma County, California TRAN
         4.500%, 01/29/98 ...........................................................     2,200               2,202
                                                                                                          ---------
         Total California                                                                                     7,217
                                                                                                          ---------
   COLORADO - 0.7%
   Moffat County, Colorado Pollution Control
      Revenue Bond (A) (B) (C)
         4.150%, 07/01/98 ...........................................................     1,400               1,400
                                                                                                          ---------
   DELAWARE - 0.5%
   Wilmington, Delaware Hospital for Franciscan Health System
      Hospital Project,  Series A Pre-Refunded @ 100 (A) (B) (C) (D)
         5.000%, 02/02/98 ...........................................................     1,000               1,000
                                                                                                          ---------

STATEMENT OF NET ASSETS                                                                   COREFUND ELITE MONEY MARKET FUNDS
---------------------------------------------------------------------------------------------------------------------------
December 31, 1997                                                                                               (Unaudited)


                                                                                         PAR               VALUE
ELITE TAX-FREE RESERVE                                                                  (000)              (000)
---------------------------------------------------------------------------------------------------------------------------
   FLORIDA - 3.3%
   Broward County, Florida Housing Finance Authority Multi-Family
      Housing Revenue Landings Inverray Apartments
      Project (A) (B) (C)
         4.250%, 01/02/98 ...........................................................    $  600          $      600
   Broward County, Florida Housing Financial Authority
      Multi-Family Housing Revenue Bond Sanctuary
      Apartments Project (A) (C)
         4.250%, 01/02/98 ...........................................................     1,500               1,500
   Florida Municipal Power TECP
         3.650%, 02/11/98 ...........................................................     2,510               2,510
   Sunshine State, Florida TECP
         3.750%, 03/27/98 ...........................................................     2,000               2,000
                                                                                                         ----------
         Total Florida                                                                                        6,610
                                                                                                         ----------
   GEORGIA - 1.4%
   Georgia Municipal Electric Authority Revenue Bond,
      Series B Pre-Refunded @ 102 (A) (B) (D)
         8.000%, 01/02/98 ...........................................................     1,000               1,020
   Hapeville, Georgia Industrial Development Authority
      Revenue Bond for Hapeville Hotel Project (A) (B) (C)
         5.100%, 01/02/98 ...........................................................       300                 300
   Georgia State, Municipal Electric Authority
      Revenue Bond (A) (B) (C)
         3.850%, 01/02/98 ...........................................................     1,405               1,405
                                                                                                         ----------
         Total Georgia                                                                                        2,725
                                                                                                         ----------
   ILLINOIS - 1.2%
   Chicago, Illinois O'Hare Airport Revenue Bond (A) (B) (C)
         3.700%, 01/02/98 ...........................................................       300                 300
   Illinois Development Financial Authority Pollution Control
      Revenue Bond for Amoco Oil Company Project (A) (B)
         4.950%, 01/02/98 ...........................................................       600                 600
   Illinois State Toll Highway Authority Revenue Bond,
      Series B (A) (B)
         3.650%, 01/02/98 ...........................................................     1,400               1,400
                                                                                                         ----------
         Total Illinois                                                                                       2,300
                                                                                                         ----------

STATEMENT OF NET ASSETS (CONTINUED)                                                       COREFUND ELITE MONEY MARKET FUNDS
---------------------------------------------------------------------------------------------------------------------------
December 31, 1997                                                                                               (Unaudited)


                                                                                         PAR               VALUE
ELITE TAX-FREE RESERVE                                                                  (000)              (000)
---------------------------------------------------------------------------------------------------------------------------
   INDIANA - 4.8%
   Gary, Indiana Environmental Improvement Revenue Bond for
      U.S. Steel Project (A) (B) (C)
         4.050%, 01/15/98 ...........................................................    $  700           $     700
   Hammond, Indiana  Pollution Control Revenue Bond for Amoco
      Oil Company Project (A) (B) (C)
         4.950%, 01/02/98 ...........................................................     1,835               1,835
   Sullivan Hoosiers, Indiana L1 TECP
         3.750%, 02/25/98 ...........................................................     1,000               1,000
   Sullivan Hoosiers, Indiana L2 TECP
         3.750%, 01/09/98 ...........................................................     1,450               1,450
         3.750%, 03/27/98 ...........................................................     1,100               1,100
   Sullivan Hoosiers, Indiana L3 TECP
         3.700%, 04/09/98 ...........................................................     2,000               2,000
   Sullivan Hoosiers, Indiana L5 TECP
         3.700%, 02/27/98 ...........................................................     1,000               1,000
         3.750%, 03/27/98 ...........................................................     1,000               1,000
         3.700%, 04/09/98 ...........................................................     1,700               1,700
   Sullivan Hoosiers, Indiana L6 TECP
         3.700%, 02/27/98 ...........................................................     1,100               1,100
         3.750%, 07/07/98 ...........................................................     2,000               2,000
                                                                                                          ---------
         Total Indiana                                                                                       14,885
                                                                                                          ---------
   KANSAS - 2.0%
   Burlington, Kansas TECP
         3.700%, 01/13/98 ...........................................................     1,800               1,800
   Johnson County, Kansas School District No. 512
      Shawnee Mission GO
         5.850%, 10/01/98 ...........................................................     2,000               2,029
   Kansas City, Kansas Industrial Development Revenue Bond for
      PQ Corporation Project (A) (B) (C)
         5.200%, 01/02/98 ...........................................................       100                 100
                                                                                                          ---------
         Total Kansas                                                                                         3,929
                                                                                                          ---------
   KENTUCKY - 4.0%
   Mason County, Kentucky Pollution Control Revenue Bond (B) (C)
         3.950%, 01/07/98 ...........................................................     6,000               6,000
   Pendleton, Kentucky TECP
         3.850%, 03/09/98 ...........................................................     2,000               2,000
                                                                                                          ---------
         Total Kentucky                                                                                       8,000
                                                                                                          ---------

STATEMENT OF NET ASSETS (CONTINUED)                                                       COREFUND ELITE MONEY MARKET FUNDS
---------------------------------------------------------------------------------------------------------------------------
December 31, 1997                                                                                               (Unaudited)


                                                                                         PAR               VALUE
ELITE TAX-FREE RESERVE                                                                  (000)              (000)
---------------------------------------------------------------------------------------------------------------------------
   LOUISIANA - 3.0%
   Jefferson Parish, Louisiana Industrial Revenue Bond for
      George J. Ackel, Sr. Project (A) (B) (C)
         3.850%, 01/07/98 ...........................................................    $1,900           $   1,900
   Lake Charles, Louisiana District Port Facility Revenue Bond
      for Conoco  Project (A) (B)
         5.000%, 01/02/98 ...........................................................     2,100               2,100
   Louisiana State Public Facilities  Authority Revenue Bond
      for Kenner Hotel Project (A) (B) (C)
         5.100%, 01/07/98 ...........................................................       600                 600
   Parish of Saint Charles, Louisiana Pollution Control Revenue
      Bond for Shell Oil Company Project, Ser B (A) (B)
         4.900%, 01/02/98 ...........................................................     1,400               1,400
                                                                                                          ---------
         Total Louisiana                                                                                      6,000
                                                                                                          ---------
   MASSACHUSETTS - 0.5%
   Massachussetts State Health and Educational Facilities Lahey
      Clinic Project, Series A1  Pre-Refunded  @ 102 (C) (D)
         7.625%, 07/01/98 ...........................................................       950                 986
                                                                                                          ---------
   MICHIGAN - 4.6%
   Cornell Township, Michigan  Economic Development
      Corporation Revenue Bond for Environmental
      Improvement  (A) (B) (C)
         5.000%, 11/01/16 ...........................................................       200                 200
   Delta County, Michigan Environmental Improvement Revenue
      Bond for Mead Escambia Paper Project, Series C (A) (B) (C)
         5.100%, 12/01/23 ...........................................................       600                 600
   Michigan State GO
         4.500%, 09/30/98 ...........................................................     3,000               3,016
   Michigan State Strategic Fund Pollution Control Revenue
      Bond for Consumer Power Project (A) (B) (C)
         4.950%, 01/02/98 ...........................................................       300                 300
   Michigan Storage TECP
         3.750%, 02/05/98 ...........................................................     5,000               5,000
                                                                                                          ---------
         Total Michigan                                                                                       9,116
                                                                                                          ---------

STATEMENT OF NET ASSETS (CONTINUED)                                                       COREFUND ELITE MONEY MARKET FUNDS
---------------------------------------------------------------------------------------------------------------------------
December 31, 1997                                                                                               (Unaudited)


                                                                                         PAR               VALUE
ELITE TAX-FREE RESERVE                                                                  (000)              (000)
---------------------------------------------------------------------------------------------------------------------------
   MINNESOTA - 1.0%
   Minnesota State, GO Pre-Refunded @ 100
         6.600%, 08/01/98 ...........................................................    $2,000           $   2,031
                                                                                                          ---------
   MISSISSIPPI - 3.7%
   Claiborne County, Mississippi TECP
         3.750%, 02/13/98 ...........................................................     2,350               2,350
   Claiborne County, Mississippi G2 TECP
         3.750%, 03/06/98 ...........................................................     1,400               1,400
   Claiborne County, Mississippi TECP
         3.750%, 02/13/98 ...........................................................     3,500               3,500
                                                                                                          ---------
         Total Mississippi                                                                                    7,250
                                                                                                          ---------
   MISSOURI - 3.5%
   Independence, Missouri TECP
         3.800%, 01/09/98 ...........................................................     2,900               2,900
   University of Missouri Capital Project Notes, Series FY
         4.250%, 06/30/98 ...........................................................     4,000               4,008
                                                                                                          ---------
         Total Missouri                                                                                       6,908
                                                                                                          ---------
   MONTANA - 1.9%
   Forsyth, Montana Pollution Control Revenue Bond for Portland
      General Electric Project (A) (B) (C)
         3.700%, 01/02/98 ...........................................................     1,000               1,000
   Forsyth, Montana Pollution Control Revenue Bond for Portland
      General Electric Project, Series A (A) (B) (C)
         3.650%, 01/02/98 ...........................................................     2,000               2,000
   Forsyth, Montana Polution Control Revenue Bond Pacificorp
      Project, Series 1988 (A) (B) (C)
         4.500%, 01/02/98 ...........................................................       800                 800
                                                                                                          ---------
         Total Montana                                                                                        3,800
                                                                                                          ---------
   NEVADA - 1.0%
   Clark County, Nevada Industrial Development Revenue
      Bond, Series C  (A) (B)
         3.850%, 01/07/98 ...........................................................     2,000               2,000
                                                                                                          ---------

STATEMENT OF NET ASSETS (CONTINUED)                                                       COREFUND ELITE MONEY MARKET FUNDS
---------------------------------------------------------------------------------------------------------------------------
December 31, 1997                                                                                     (Unaudited)


                                                                                         PAR               VALUE
ELITE TAX-FREE RESERVE                                                                  (000)              (000)
---------------------------------------------------------------------------------------------------------------------------
   NEW HAMPSHIRE - 0.3%
   New Hampshire State Industrial Development Revenue Bond
      for Oerlikon-Burlhe Project (A) (B) (C)
         3.800%, 01/02/98 ...........................................................    $  600          $      600
                                                                                                         ----------
   NEW MEXICO - 1.1%
   Albuquerque, New Mexico GO, Ser A & B
         4.600%, 07/01/98 ...........................................................     2,150               2,159
                                                                                                         ----------
   NEW YORK - 3.6%
   New York City, New York GO (A) (B) (C)
         4.150%, 01/02/98 ...........................................................       300                 300
   New York Muni Waters TECP
         3.800%, 02/05/98 ...........................................................     5,000               5,000
   New York State Energy Research and Development Authority
      Pollution Control Revenue  for Niagara Mohawk Power
      Project, Series A (A) (B) (C)
         4.500%, 01/02/98 ...........................................................       600                 600
   New York State Urban Development Corporate Revenue Bond
      for Correctional Facilities Project, Series C
      Pre-Refunded @102 (C) (D)
         7.625%, 01/01/98 ...........................................................     1,175               1,199
                                                                                                         ----------
         Total New York                                                                                       7,099
                                                                                                         ----------
   NORTH CAROLINA - 4.3%
   Lexington, North Carolina Medical Care Community
      Hospital Revenue Bond  for Memorial Hospital
      Project (A) (B) (C)
         5.000%, 01/02/98 ...........................................................     1,000               1,000
   North Carolina Medcare Givens Revenue Bond (A) (B) (C)
         5.000%, 01/02/98 ...........................................................     3,000               3,000
   North Carolina Medical Care Community Hospital Revenue
      Pooled Finance Project, Series A  (A) (B) (C)
         5.000%, 01/02/98 ...........................................................     4,470               4,470
                                                                                                         ----------
         Total North Carolina                                                                                 8,470
                                                                                                         ----------
   OHIO - 1.6%
   Evandale, Ohio Industrial Development Authority Revenue
      Bond (A) (B) (C)
         3.700%, 01/02/98 ...........................................................     1,600               1,600

STATEMENT OF NET ASSETS (CONTINUED)                                                       COREFUND ELITE MONEY MARKET FUNDS
---------------------------------------------------------------------------------------------------------------------------
December 31, 1997                                                                                               (Unaudited)



                                                                                         PAR               VALUE
ELITE TAX-FREE RESERVE                                                                  (000)              (000)
---------------------------------------------------------------------------------------------------------------------------
   Ohio State Air Quality Revenue Bond (A) (B) (C)
         5.000%, 01/07/98 ...........................................................    $  600          $      600
   Ohio State Air Quality Revenue Bond, Series B (A) (B) (C)
         4.500%, 01/02/98 ...........................................................     1,000               1,000
                                                                                                         ----------
         Total Ohio                                                                                           3,200
                                                                                                         ----------
   OREGON - 2.6%
   Port of Portland, Oregon Pollution Control Revenue Bond for
      Reynold Metals Project  (A) (B) (C)
         5.000%, 01/02/98 ...........................................................     2,700               2,700
   Port of St. Helens, Oregon Pollution Control Revenue
      Bond (A) (B) (C)
         4.950%, 01/02/98 ...........................................................     1,400               1,400
   Umatilla County, Oregon Franciscan Health System Revenue
      Bond, Series A Pre-Refunded @ 100  (A) (B) (C) (D)
         5.000%, 02/02/98 ...........................................................     1,100               1,100
                                                                                                         ----------
         Total Oregon                                                                                         5,200
                                                                                                         ----------
   PENNSYLVANIA - 13.8%
   Allegheny County, Pennsylvania Hospital Development Revenue
      Bond for Presbyterian University Hospital Project,
      Ser B3 (A) (B) (C)
         4.250%, 01/02/98 ...........................................................       900                 900
   Allegheny County, Pennsylvania Revenue Bond for Presbyterian
      University Hospital (A) (B) (C)
         4.250%, 01/02/98 ...........................................................       805                 805
         4.250%, 01/07/98 ...........................................................     1,700               1,700
   Beaver County, Pennsylvania TECP
         3.750%, 03/05/98 ...........................................................     1,700               1,700
   Beaver County, Pennsylvania Industrial Development Authority
      Revenue Bond for Duquesne Light Company Project,
      Series A (A) (B) (C)
         3.650%, 01/02/98 ...........................................................     1,000               1,000
   Beaver County, Pennsylvania Industrial Development Authority
      Revenue Bond for Duquesne Light Company Project,
      Series B (A) (B) (C)
         3.650%, 01/02/98 ...........................................................     1,100               1,100
   Curwensville, Pennsylvania School District TRAN
         4.160%, 06/30/98 ...........................................................       840                 841

STATEMENT OF NET ASSETS (CONTINUED)                                                       COREFUND ELITE MONEY MARKET FUNDS
---------------------------------------------------------------------------------------------------------------------------
December 31, 1997                                                                                               (Unaudited)


                                                                                        FACE
                                                                                       AMOUNT              VALUE
ELITE TAX-FREE RESERVE                                                                  (000)              (000)
---------------------------------------------------------------------------------------------------------------------------
   Delaware Valley Regional Finance Authority Local Government
      Revenue Bond, Series B (A) (B) (C)
         3.650%, 01/02/98 ...........................................................    $3,000           $   3,000
   Langhorne, Pennsylvania Saint Mary Hospital Authority
      Revenue Bond for Franciscan Health Systems Project,
      Series C Pre-Refunded @ 100  (A) (B) (C) (D)
         5.000%, 02/02/98 ...........................................................     1,000               1,000
   Lehigh County, Pennsylvania Industrial Development Authority
      Revenue Bond for Allegheny Electric Project,
      Series A (A) (B) (C)
         3.800%, 12/01/15 ...........................................................       500                 500
   Montgomery County, Pennsylvania TECP
         3.750%, 02/10/98 ...........................................................     2,500               2,500
   Pennsylvania State Higher Education Facilities Authority
      Revenue Bond for Carnegie Mellon University
      Project, Series B (A) (B)
         4.850%, 01/02/98 ...........................................................       800                 800
   Temple University, Pennsylvania Commonwealth
      System of Higher Education
         4.750%, 05/18/98 ...........................................................     1,000               1,003
   Upper Darby, Pennsylvania School District GO
         4.170%, 06/30/98 ...........................................................       500                 501
   Upper Darby, Pennsylvania School District TRAN
         4.170%, 06/30/98 ...........................................................     1,756               1,757
   Washington County, Pennsylvania Industrial Development
      Authority Revenue Bond for Wetterau Finance
      Company Project (A) (B) (C)
         4.250%, 01/02/98 ...........................................................     2,500               2,500
   Washington County, Pennsylvania Lease Revenue
      Bond (A) (B) (C)
         3.850%, 11/01/05 ...........................................................     3,415               3,415
   York, Pennsylvania General Authority Pooled Revenue
      Bond (A) (B) (C)
         4.200%, 01/02/98 ...........................................................     2,350               2,350
                                                                                                          ---------
         Total Pennsylvania                                                                                  27,372
                                                                                                          ---------
   SOUTH CAROLINA - 1.0%
   Berkeley County, South Carolina Pollution Control Revenue
      Bond for Amoco Chemical Project (A) (B)
         4.950%, 01/02/98 ...........................................................     1,900               1,900
                                                                                                          ---------

STATEMENT OF NET ASSETS (CONTINUED)                                                       COREFUND ELITE MONEY MARKET FUNDS
---------------------------------------------------------------------------------------------------------------------------
December 31, 1997                                                                                               (Unaudited)


                                                                                        FACE
                                                                                       AMOUNT              VALUE
ELITE TAX-FREE RESERVE                                                                  (000)              (000)
---------------------------------------------------------------------------------------------------------------------------
TENNESSEE - 0.0%
   Sullivan County, Tennessee Industrial Development Authority
      Pollution Control Revenue Bond for Mead
      Project (A) (B) (C)
         5.000%, 01/02/98 ...........................................................    $  100          $      100
                                                                                                         ----------
   TEXAS - 5.6%
   Grapevine, Texas  Industrial Development Authority Revenue
      Bond for American Airlines Project, Series B3 (A) (B) (C)
         5.000%, 01/02/98 ...........................................................     1,600               1,600
   Grapevine, Texas Industrial  Development Authority Revenue
      Bond for American   Airlines Project,  Series B4 (A) (B) (C)
         5.000%, 01/02/98 ...........................................................       800                 800
   Grapevine, Texas Industrial Development Authority
      Revenue Bond for American  Airlines Project,
      Series A3  (A) (B) (C)
         5.000%, 01/02/98 ...........................................................       700                 700
   Grapevine, Texas Industrial Development Corporation
      American Airlines, Series A1 (A) (B) (C)
         5.000%, 01/02/98 ...........................................................       400                 400
   North Central, Texas Health Facility Development Corporation
      Revenue Bond (A) (B) (C)
         5.000%, 01/02/98 ...........................................................       195                 195
   Nueces County, Texas Health Facilities Authority Revenue
      Bond for Driscoll Children's Foundation Project (A) (B) (C)
         3.850%, 01/02/98 ...........................................................       600                 600
   Port Corpus Christi, Texas Industrial Development Corporation
      Revenue Bond, Series A (A) (B) (C)
         3.850%, 01/02/98 ...........................................................     2,000               2,000
   Tarrant County, Texas Housing Finance Authority Revenue
      Bond for Windcastle Project (A) (B) (C)
         3.850%, 01/02/98 ...........................................................     1,034               1,034
   Texas Small Business Industrial Development Revenue Bond
         3.700%, 01/07/98 ...........................................................     1,300               1,300
   Texas State, Series A TRAN (A) (B) (C)
         4.750%, 08/31/98 ...........................................................     2,500               2,514
                                                                                                         ----------
         Total Texas                                                                                         11,143
                                                                                                         ----------

STATEMENT OF NET ASSETS (CONTINUED)                                                       COREFUND ELITE MONEY MARKET FUNDS
---------------------------------------------------------------------------------------------------------------------------
December 31, 1997                                                                                               (Unaudited)


                                                                                        FACE
                                                                                       AMOUNT              VALUE
ELITE TAX-FREE RESERVE                                                                  (000)              (000)
---------------------------------------------------------------------------------------------------------------------------
   UTAH - 3.6%
   Intermountain Power Agency Utah Power Supply Revenue
      Bond, Series F (A) (B) (C)
         3.750%, 07/01/15 ...........................................................    $3,000           $   3,000
   Intermountain Power Agency Utah TECP
         3.750%, 01/12/98 ...........................................................     3,000               3,000
   Utah State Brd Regents Revenue Bond (A) (B) (C)
         4.750%, 08/01/98 ...........................................................     1,155               1,161
                                                                                                          ---------
         Total Utah                                                                                           7,161
                                                                                                          ---------
   VERMONT - 0.6%
   Vermont State Student Loan Revenue Bond, Student Loan
      Assistance Corporation Project (A) (B) (C)
         3.800%, 01/02/98 ...........................................................     1,240               1,240
                                                                                                          ---------
   VIRGINIA - 7.1%
   Alexandria, Redevelopment & Housing Authority Goodwin
      Project Revenue Bond, Ser B (A) (B) (C)
         5.000%, 10/01/06 ...........................................................     2,100               2,100
   Petersburg, Virginia Hospital Authority Southside
      Revenue Project  (A)
         5.000%, 01/02/98 ...........................................................     1,800               1,800
   Portsmouth, Virginia Housing Development Revenue
      Bond (A) (B) (C)
         4.000%, 11/01/27 ...........................................................     2,000               2,000
   Virginia State Peninsula Port Authority Revenue Bond for
      Dominion Terminal Project, Series 1987C (A) (B) (C)
         5.000%, 01/02/98 ...........................................................       725                 725
   Virigina State Housing Revenue Bond
         3.800%, 06/10/98 ...........................................................     3,000               3,000
   Waynesboro, Viriginia  Residential Care Facilities
      Revenue Bond (A) (B) (C)
         5.000%, 01/02/98 ...........................................................     4,330               4,330
                                                                                                          ---------
         Total Virginia                                                                                      13,955
                                                                                                          ---------
   WEST VIRGINIA - 0.7%
   Putnam County, West Virginia  Industrial Development
      Authority Revenue Bond for FMC Corporation
      Project (A) (B) (C)
         3.800%, 01/02/98 ...........................................................     1,300               1,300
                                                                                                          ---------

STATEMENT OF NET ASSETS (CONTINUED)                                                       COREFUND ELITE MONEY MARKET FUNDS
---------------------------------------------------------------------------------------------------------------------------
December 31, 1997                                                                                               (Unaudited)


                                                                                        FACE
                                                                                       AMOUNT              VALUE
ELITE TAX-FREE RESERVE                                                                  (000)              (000)
---------------------------------------------------------------------------------------------------------------------------
   WISCONSIN - 0.5%
   Wisconsin Health and Educational Facilities Wheaton
      Franciscan Services Revenue Bond
      Pre-Refunded @ 102 (C) (D)
         8.200%, 08/15/98 ...........................................................    $1,000           $   1,046
                                                                                                          ---------
   WYOMING - 6.8%
   Converse County, Wyoming TECP
         3.750%, 02/02/98 ...........................................................     2,800               2,800
   Gillette County, Wyoming TECP
         3.700%, 01/07/98 ...........................................................     1,200               1,200
         3.800%, 01/14/98 ...........................................................     3,000               3,000
   Lincoln County, Wyoming  Pollution Control Revenue Bond
      for Exxon Project,  Series D (A) (B)
         5.100%, 01/07/98 ...........................................................     1,200               1,200
   Lincoln County, Wyoming  Pollution Control Revenue Bond,
      Series 1984 B (A)
         5.100%, 01/02/98 ...........................................................       600                 600
   Lincoln County, Wyoming  Resource Recovery Revenue Bond
      for Exxon Project,  Series C (A) (B)
         5.100%, 01/02/98 ...........................................................       600                 600
   Lincoln County, Wyoming Pollution Control Revenue Bond
      for Exxon Project (A) (B)
         4.950%, 01/02/98 ...........................................................     1,900               1,900
   Platte County, Wyoming  Pollution Control Revenue Bond,
      Series A (A) (B) (C)
         4.500%, 01/02/98 ...........................................................       600                 600
   Platte County, Wyoming  Pollution Control Revenue Bond,
      Series B (A) (B) (C)
         4.500%, 01/02/98 ...........................................................     1,600               1,600
                                                                                                          ---------
         Total Wyoming                                                                                       13,500
                                                                                                          ---------
   TOTAL MUNICIPAL BONDS
      (Cost $202,760) ...............................................................                       202,760
---------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS - 99.7%
   (Cost $202,760) ..................................................................                       202,760
---------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET - 0.3% ............................................                           499
---------------------------------------------------------------------------------------------------------------------------

STATEMENT OF NET ASSETS (CONCLUDED)                                                       COREFUND ELITE MONEY MARKET FUNDS
---------------------------------------------------------------------------------------------------------------------------
December 31, 1997                                                                                               (Unaudited)


                                                                                                          MARKET
                                                                                                           VALUE
ELITE TAX-FREE RESERVE                                                                                     (000)
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
Portfolio Shares ($0.001 par value -- 250 million authorized)
   based on 202,261,424 outstanding shares ..........................................                      $202,261
Portfolio Shares ($0.001 par value -- 250 million authorized)
   based on 1,028,846 outstanding shares ............................................                         1,029
Accumulated Net Realized Loss on Investments ........................................                           (31)
---------------------------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS - 100.0% ...........................................................                      $203,259
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE -- CLASS Y ...........................                         $1.00
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE -- CLASS C ...........................                         $1.00
---------------------------------------------------------------------------------------------------------------------------

GO -- GENERAL OBLIGATION
RAN -- REVENUE ANTICIPATION NOTE
TECP -- TAX-EXEMPT COMMERCIAL PAPER
TRAN -- TAX AND REVENUE ANTICIPATION NOTES
(A) VARIABLE RATE SECURITY -- THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON DECEMBER 31, 1997.
(B) PUT OR DEMAND FEATURES EXIST REQUIRING THE ISSUER TO REPURCHASE THE INSTRUMENT PRIOR TO MATURITY. THE MATURITY DATE SHOWN IS THE LESSER OF THE PUT DEMAND DATE OR MATURITY DATE.
(C) SECURITIES ARE HELD IN CONNECTION WITH A LETTER OF CREDIT ISSUED BY A MAJOR COMMERCIAL BANK.

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                       This page left intentionally blank.

STATEMENT OF OPERATIONS (000)                                                             COREFUND ELITE MONEY MARKET FUNDS
---------------------------------------------------------------------------------------------------------------------------
For the six month period ended December 31, 1997                                                                (Unaudited)


                                                                           ELITE            ELITE          ELITE
                                                                         TREASURY           CASH            TAX
                                                                          RESERVE          RESERVE         FREE
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
         Interest ................................................        $831            $7,064           $3,408
                                                                          ----            ------           ------
EXPENSES:
      Investment advisory fees ...................................          30               248              184
      Less investment advisory fees waived .......................         (18)             (149)            (111)
      Administrative fees ........................................          37               310              230
      Less administrative fees waived ............................         (27)             (224)            (166)
      Transfer agent fees & expenses .............................           3                 6               11
      Professional fees ..........................................          (1)               (1)               4
      Registration & filing fees .................................          --                21                4
      Printing ...................................................          --                15               10
      Miscellaneous ..............................................          --                16               --
                                                                          ----            ------           ------

Total expenses ...................................................          24               242              166
                                                                          ----            ------           ------

NET INVESTMENT INCOME ............................................         807             6,822            3,242
NET REALIZED LOSS ON INVESTMENTS:
      Net realized loss from securities sold .....................          --                --               (1)
                                                                          ----            ------           ------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .............        $807            $6,822           $3,241
                                                                          ====            ======           ======

                               See accompanying notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS (000)                                                  COREFUND ELITE MONEY MARKET FUNDS
---------------------------------------------------------------------------------------------------------------------------
For the six month period ended December 31, 1997 (Unaudited) and the year ended June 30, 1996

                                                                                             ELITE
                                                                                           TREASURY
                                                                                           RESERVE*
---------------------------------------------------------------------------------------------------------------------
                                                                                   07/01/97       07/01/96
                                                                                  TO 12/31/97    TO 06/30/97
                                                                                  -----------    -----------
INVESTMENT ACTIVITIES:
      Net investment income .................................................      $    807         $  1,347
      Net realized loss on securities .......................................            --               --
                                                                                   --------         --------
Net increase in net assets resulting from operations ........................           807            1,347
                                                                                   --------         --------
DISTRIBUTIONS TO SHAREHOLDERS:
      Net investment income
          Class Y ...........................................................          (799)         (13,478)
          Class C ...........................................................            (8)              --
                                                                                   --------         --------
      Total dividends distributed ...........................................          (807)         (13,478)
                                                                                   --------         --------
CAPITAL SHARE TRANSACTIONS:
      Class Y
          Proceeds from shares issued .......................................        97,965           40,896
          Cost of shares redeemed ...........................................       (65,778)         (43,727)
                                                                                   --------         --------
               Increase (Decrease) in net assets
                     from Class C transactions ..............................        32,187           (2,831)
                                                                                   --------         --------
      Class C
          Proceeds from shares issued .......................................         4,498               --
          Cost of shares redeemed ...........................................           (85)              --
                                                                                   --------         --------
               Increase in net assets from Class C transactions .............         4,413               --
                                                                                   --------         --------
Increase (Decrease) in net assets from capital transactions .................        36,600           (2,831)
                                                                                   ========         ========
NET ASSETS:
      Beginning of period ...................................................        21,667           24,498
                                                                                   --------         --------
      End of period .........................................................      $ 58,267         $ 21,667
                                                                                   ========         ========
SHARES ISSUED AND REDEEMED:
      Class Y
          Shares issued .....................................................        97,965           40,896
          Shares redeemed ...................................................       (65,778)         (43,727)
                                                                                   --------         --------
               Net increase (decrease) ......................................        32,187           (2,831)
                                                                                   --------         --------
      Class C
          Shares issued .....................................................         4,498               --
          Shares redeemed ...................................................           (85)              --
                                                                                   --------         --------
               Net increase (decrease) ......................................         4,413               --
                                                                                   --------         --------
Total share activity for period .............................................        36,600           (2,831)
                                                                                   --------         --------

OUTSTANDING SHARES:
      Beginning of period ...................................................        21,667           24,498
                                                                                   --------         --------
      End of period .........................................................        58,267           21,667
                                                                                   ========         ========

                                                                                               ELITE
                                                                                               CASH
                                                                                              RESERVE**
-----------------------------------------------------------------------------------------------------------------------
                                                                                    07/01/97           07/01/96
                                                                                  TO 12/31/97        TO 06/30/97
                                                                                  -----------        -----------
INVESTMENT ACTIVITIES:
      Net investment income .................................................       $    6,822        $     18,767
      Net realized loss on securities .......................................               --                  (3)
                                                                                    ----------        ------------
Net increase in net assets resulting from operations ........................            6,822              18,764
                                                                                    ----------        ------------
DISTRIBUTIONS TO SHAREHOLDERS:
      Net investment income
          Class Y ...........................................................           (6,821)            (18,767)
          Class C ...........................................................               (1)                 --
                                                                                    ----------        ------------
      Total dividends distributed ...........................................           (6,822)            (18,767)
                                                                                    ----------        ------------
CAPITAL SHARE TRANSACTIONS:
      Class Y
          Proceeds from shares issued .......................................          457,011             825,899
          Cost of shares redeemed ...........................................         (384,653)         (1,003,355)
                                                                                    ----------        ------------
               Increase (Decrease) in net assets
                     from Class C transactions ..............................           72,358            (177,456)
                                                                                    ----------        ------------
      Class C
          Proceeds from shares issued .......................................              345                  --
          Cost of shares redeemed ...........................................               --                  --
                                                                                    ----------        ------------
               Increase in net assets from Class C transactions .............              345                  --
                                                                                    ----------        ------------
Increase (Decrease) in net assets from capital transactions .................           72,703            (177,456)
                                                                                    ==========        ============
NET ASSETS:
      Beginning of period ...................................................          206,990             384,446
                                                                                    ----------        ------------
      End of period .........................................................        $ 279,693        $    206,990
                                                                                    ==========        ============
SHARES ISSUED AND REDEEMED:
      Class Y
          Shares issued .....................................................          457,014             825,899
          Shares redeemed ...................................................         (384,653)         (1,003,355)
                                                                                    ----------        ------------
               Net increase (decrease) ......................................           72,361            (177,456)
                                                                                    ----------        ------------
      Class C
          Shares issued .....................................................              345                  --
          Shares redeemed ...................................................               --                  --
                                                                                    ----------        ------------
               Net increase (decrease) ......................................              345                  --
                                                                                    ----------        ------------
Total share activity for period .............................................           72,706            (177,456)
                                                                                    ----------        ------------

OUTSTANDING SHARES:
      Beginning of period ...................................................          206,990             384,446
                                                                                    ----------        ------------
      End of period .........................................................          279,696             206,990
                                                                                    ==========        ============

                                                                                                 ELITE
                                                                                                TAX-FREE
                                                                                               RESERVE***
-------------------------------------------------------------------------------------------------------------------
                                                                                        07/01/96          07/01/96
                                                                                      TO 06/30/97       TO 06/30/97
                                                                                      -----------       -----------
INVESTMENT ACTIVITIES:
      Net investment income .................................................         $     3,242         $    3,774
      Net realized loss on securities .......................................                  (1)                --
                                                                                      -----------         ----------
Net increase in net assets resulting from operations ........................               3,241              3,774
                                                                                      -----------         ----------
DISTRIBUTIONS TO SHAREHOLDERS:
      Net investment income
          Class Y ...........................................................              (3,241)            (3,774)
          Class C ...........................................................                  (1)                --
                                                                                      -----------         ----------
      Total dividends distributed ...........................................              (3,242)            (3,774)
                                                                                      -----------         ----------
CAPITAL SHARE TRANSACTIONS:
      Class Y
          Proceeds from shares issued .......................................             248,501            226,783
          Cost of shares redeemed ...........................................            (193,581)          (165,949)
                                                                                      -----------         ----------
               Increase (Decrease) in net assets
                     from Class C transactions ..............................              54,920             60,834
                                                                                      -----------         ----------
      Class C
          Proceeds from shares issued .......................................               1,029                 --
          Cost of shares redeemed ...........................................                  --                 --
                                                                                      -----------         ----------
               Increase in net assets from Class C transactions .............               1,029                 --
                                                                                      -----------         ----------
Increase (Decrease) in net assets from capital transactions .................              55,948             60,834
                                                                                      ===========         ==========
NET ASSETS:
      Beginning of period ...................................................             147,311             86,477
                                                                                      -----------         ----------
      End of period .........................................................           $ 203,259           $147,311
                                                                                      ===========         ==========
SHARES ISSUED AND REDEEMED:
      Class Y
          Shares issued .....................................................             248,501            226,783
          Shares redeemed ...................................................            (193,581)          (165,949)
                                                                                      -----------         ----------
               Net increase (decrease) ......................................              54,920             60,834
                                                                                      -----------         ----------
      Class C
          Shares issued .....................................................               1,029                 --
          Shares redeemed ...................................................                  --                 --
                                                                                      -----------         ----------
               Net increase (decrease) ......................................               1,029                 --
                                                                                      -----------         ----------
Total share activity for period .............................................              55,949             60,834
                                                                                      -----------         ----------

OUTSTANDING SHARES:
      Beginning of period ...................................................             147,341             86,507
                                                                                      -----------         ----------
      End of period .........................................................             203,290            147,341
                                                                                      ===========         ==========

* THIS FUND WAS FORMERLY KNOWN AS THE FIDUCIARY TREASURY RESERVE. ** THIS FUND WAS FORMERLY KNOWN AS THE FIDUCIARY CASH RESERVE.
*** THIS FUND WAS FORMERLY KNOWN AS THE FIDUCIARY TAX-FREE RESERVE.

                 See accompanying notes to financial statements.

                                       22 & 23

FINANCIAL HIGHLIGHTS                                                                      COREFUND ELITE MONEY MARKET FUNDS
---------------------------------------------------------------------------------------------------------------------------
December 31, 1997                                                                                               (Unaudited)


ELITE TREASURY RESERVE+
---------------------------------------------------------------------------------------------------------------------------
For a Share Outstanding Throughout the Period
                                                                                                                      RATIO
                             NET                                                    NET                  RATIO     OF EXPENSES
                            ASSET              DISTRIBUTIONS     NET              ASSETS     RATIO       OF NET    TO AVERAGE
                            VALUE       NET      FROM NET    ASSET VALUE            END    OF EXPENSES   INCOME     NET ASSETS
                          BEGINNING INVESTMENT   INVESTMENT      END      TOTAL  OF PERIOD TO AVERAGE   TO AVERAGE (EXCLUDING
                          OF PERIOD   INCOME      INCOME      OF PERIOD   RETURN   (000)   NET ASSETS   NET ASSETS   WAIVERS)
                          --------- ---------- ------------- ------------ ------ --------- -----------  ---------- -----------
CLASS Y
For the six month
   period ended
   December 31, 1997**      $1.00     0.05         (0.05)       $1.00     2.76%*  $53,854      0.16%      5.46%        0.46%

For the year ended
   June 30, 1996            $1.00     0.05         (0.05)       $1.00     5.54%   $24,498      0.19%      5.39%        0.80%

For the year ended
   June 30, 1995            $1.00     0.05         (0.05)       $1.00     5.24%   $18,396      0.23%      5.09%        0.87%

For the year ended
   June 30, 1994            $1.00     0.03         (0.03)       $1.00     3.10%   $20,363      0.28%      3.03%        0.91%

For the year ended
   June 30, 1993            $1.00     0.03         (0.03)       $1.00     3.17%   $27,614      0.18%      3.19%        0.85%

For the period ended
   June 30, 1992 (1)        $1.00     0.02         (0.02)       $1.00     2.00%*  $49,328      0.05%      3.95%        0.80%

CLASS C
For the six month
   period ended
   December 31, 1997**(2)   $1.00     0.01         (0.01)       $1.00     0.20%*   $4,413      0.41%      5.21%        0.71%

                            RATIO OF
                           NET INCOME
                           TO AVERAGE
                           NET ASSETS
                           (EXCLUDING
                             WAIVERS)
                           ----------
CLASS Y
For the six month
   period ended
   December 31, 1997**       5.16%

For the year ended
   June 30, 1996             4.78%

For the year ended
   June 30, 1995             4.45%

For the year ended
   June 30, 1994             2.40%

For the year ended
   June 30, 1993             2.52%

For the period ended
   June 30, 1992 (1)         3.20%

CLASS C
For the six month
   period ended
   December 31, 1997**(2)    4.91%

----------------
 *  RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.
**  RATIOS FOR THE SIX MONTH PERIOD ENDED DECEMBER 31, 1997 HAVE BEEN ANNUALIZED.
(1) THE ELITE TREASURY RESERVE CLASS Y COMMENCED OPERATIONS ON DECEMBER 10, 1991. RATIOS FOR THIS PERIOD HAVE BEEN ANNUALIZED.
(2) THE ELITE TREASURY RESERVE CLASS C COMMENCED OPERATIONS ON DECEMBER 18, 1997. + THIS FUND WAS FORMERLY KNOWN AS THE FIDUCIARY TREASURY RESERVE.

               See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS                                                                      COREFUND ELITE MONEY MARKET FUNDS
---------------------------------------------------------------------------------------------------------------------------
December 31, 1997                                                                                               (Unaudited)




ELITE CASH RESERVE+
---------------------------------------------------------------------------------------------------------------------------
For a Share Outstanding Throughout the Period

                                                                                                                      RATIO
                             NET                                                    NET                  RATIO     OF EXPENSES
                            ASSET              DISTRIBUTIONS     NET              ASSETS     RATIO       OF NET    TO AVERAGE
                            VALUE       NET      FROM NET    ASSET VALUE            END    OF EXPENSES   INCOME     NET ASSETS
                          BEGINNING INVESTMENT   INVESTMENT      END      TOTAL  OF PERIOD TO AVERAGE   TO AVERAGE (EXCLUDING
                          OF PERIOD   INCOME      INCOME      OF PERIOD   RETURN   (000)   NET ASSETS   NET ASSETS   WAIVERS)
                          --------- ---------- ------------- ------------ ------ --------- -----------  ---------- -----------
CLASS Y
For the six month
   period ended
   December 31, 1997**       $1.00     0.05        (0.05)       $1.00     2.81%*  $279,348     0.20%      5.50%        0.50%

For the year ended
   June 30, 1997             $1.00     0.05        (0.05)       $1.00     5.43%   $206,987     0.17%      5.28%        0.50%

For the year ended
   June 30, 1996             $1.00     0.05        (0.05)       $1.00     5.62%   $384,446     0.15%      5.46%        0.76%

For the year ended
   June 30, 1995             $1.00     0.05        (0.05)       $1.00     5.46%   $406,597     0.17%      5.35%        0.81%

For the year ended
   June 30, 1994             $1.00     0.03        (0.03)       $1.00     3.31%   $382,814     0.16%      3.24%        0.84%

For the year ended
   June 30, 1993             $1.00     0.03        (0.03)       $1.00     3.29%   $424,363     0.17%      3.25%        0.81%

For the year ended
   June 30, 1992             $1.00     0.05        (0.05)       $1.00     5.04%   $416,945     0.18%      4.96%        0.83%

For the year ended
   June 30, 1991             $1.00     0.07        (0.07)       $1.00     7.49%   $453,947     0.15%      7.05%        0.80%

For the period ended
   June 30, 1990 (1)         $1.00     0.08        (0.08)       $1.00     8.03%*  $232,091     0.13%      8.42%        0.83%

CLASS C
For the six month
   period ended
   December 31, 1997**(2)    $1.00     0.01        (0.01)       $1.00     0.21%*      $345     0.45%      5.35%        0.75%


                            RATIO OF
                           NET INCOME
                           TO AVERAGE
                           NET ASSETS
                           (EXCLUDING
                             WAIVERS)
                           ----------
CLASS Y
For the six month
   period ended
   December 31, 1997**         5.20%

For the year ended
   June 30, 1997               4.94%

For the year ended
   June 30, 1996               4.85%

For the year ended
   June 30, 1995               4.71%

For the year ended
   June 30, 1994               2.56%

For the year ended
   June 30, 1993               2.61%

For the year ended
   June 30, 1992               4.31%

For the year ended
   June 30, 1991               6.40%

For the period ended
   June 30, 1990 (1)           7.72%

CLASS C
For the six month
   period ended
   December 31, 1997**(2)      5.05%

------------------
 *   RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.
**   RATIOS FOR THE SIX MONTH PERIOD ENDED DECEMBER 31, 1997 HAVE BEEN ANNUALIZED.
(1) THE ELITE CASH RESERVE CLASS Y COMMENCED OPERATIONS ON DECEMBER 10, 1991. RATIOS FOR THIS PERIOD HAVE BEEN ANNUALIZED.
(2)  THE ELITE CASH RESERVE CLASS C COMMENCED OPERATIONS ON DECEMBER 18, 1997.
 +   THIS FUND WAS FORMERLY KNOWN AS THE FIDUCIARY CASH RESERVE

                See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS                                                                      COREFUND ELITE MONEY MARKET FUNDS
---------------------------------------------------------------------------------------------------------------------------
December 31, 1997                                                                                               (Unaudited)


ELITE TAX-FREE RESERVE+
---------------------------------------------------------------------------------------------------------------------------
For a Share Outstanding Throughout the Period

                                                                                                                      RATIO
                             NET                                                    NET                  RATIO     OF EXPENSES
                            ASSET              DISTRIBUTIONS     NET              ASSETS     RATIO       OF NET    TO AVERAGE
                            VALUE       NET      FROM NET    ASSET VALUE            END    OF EXPENSES   INCOME     NET ASSETS
                          BEGINNING INVESTMENT   INVESTMENT      END      TOTAL  OF PERIOD TO AVERAGE   TO AVERAGE (EXCLUDING
                          OF PERIOD   INCOME      INCOME      OF PERIOD   RETURN   (000)   NET ASSETS   NET ASSETS   WAIVERS)
                          --------- ---------- ------------- ------------ ------ --------- -----------  ---------- -----------
CLASS Y
For the six month
   period ended
   December 31, 1997**       $1.00     0.03        (0.03)       $1.00      1.78%*  $202,230     0.18%      3.52%       0.48%

For the year ended
   June 30, 1997             $1.00     0.03        (0.03)       $1.00      3.42%$  147,311      0.17%      3.39%       0.50%

For the year ended
   June 30, 1996             $1.00     0.03        (0.03)       $1.00      3.51%$    86,477     0.16%      3.44%       0.76%

For the year ended
   June 30, 1995             $1.00     0.03        (0.03)       $1.00      3.41%$    72,593     0.19%      3.37%       0.83%

For the year ended
   June 30, 1994             $1.00     0.02        (0.02)       $1.00      2.32%$    78,219     0.17%      2.29%       0.82%

For the year ended
   June 30, 1993             $1.00     0.02        (0.02)       $1.00      2.48%$    48,424     0.19%      2.45%       0.83%

For the period ended
   June 30, 1992 (1)         $1.00     0.02        (0.02)       $1.00      1.50%*  $  66,158    0.17%      3.00%       0.89%

For the six month
   period ended
   December 31, 1997**       $1.00     0.03        (0.03)       $1.00      1.78%*  $202,230     0.18%      3.52%       0.48%

CLASS C
For the six month
   period ended
   December 31, 1997**(2)    $1.00     0.01        (0.01)       $1.00      0.13%*   $1,029      0.43%      3.27%       0.73%


                             RATIO OF
                            NET INCOME
                            TO AVERAGE
                            NET ASSETS
                            (EXCLUDING
                              WAIVERS)
                            ----------
CLASS Y
For the six month
   period ended
   December 31, 1997**          3.22%

For the year ended
   June 30, 1997                3.06%

For the year ended
   June 30, 1996                2.84%

For the year ended
   June 30, 1995                2.73%

For the year ended
   June 30, 1994                1.64%

For the year ended
   June 30, 1993                1.81%

For the period ended
   June 30, 1992 (1)            2.28%

For the six month
   period ended
   December 31, 1997**          3.22%

CLASS C
For the six month
   period ended
   December 31, 1997**(2)       2.97%


--------------------
 *   RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.
**   RATIOS FOR THE SIX MONTH PERIOD ENDED DECEMBER 31, 1997 HAVE BEEN ANNUALIZED.
(1) THE ELITE TAX-FREE RESERVE CLASS Y COMMENCED OPERATIONS ON NOVEMBER 19, 1991. RATIOS FOR THIS PERIOD HAVE BEEN ANNUALIZED.
(2)  THE ELITE TAX-FREE RESERVE CLASS C COMMENCED OPERATIONS ON DECEMBER 18, 1997.
+    THIS FUND WAS FORMERLY KNOWN AS THE FIDUCIARY TAX-FREE RESERVE.

                 See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS                  COREFUND ELITE MONEY MARKET FUNDS
--------------------------------------------------------------------------------
December 31, 1997                                                    (Unaudited)


1. ORGANIZATION

     The CoreFund Elite Treasury Reserve is a Fund offered by CoreFunds, Inc. (the "Company"), an open-end investment company registered under the Investment Company Act of 1940, as amended.

The Company is presently authorized to offer shares in the following Funds (the "Funds"):

      EQUITY FUNDS:                                  MONEY MARKET FUNDS:
      Equity Index Fund                              Treasury Reserve
      Core Equity Fund                               Cash Reserve
      Growth Equity Fund                             Tax-Free Reserve
      Special Equity Fund                            Elite Cash Reserve
      International Growth Fund                      Elite Treasury Reserve
      Balanced Fund                                  Elite Tax-Free Reserve

      FIXED INCOME FUNDS:
      Short Term Income Fund
      Short-Intermediate Bond Fund
      Government Income Fund
      Bond Fund
      Global Bond Fund
      Intermediate Municipal Bond Fund
      Pennsylvania Municipal Bond Fund
      New Jersey Municipal Bond Fund

The financial statements included herein present only those of the Elite Treasury Reserve. The financial statements of the remaining Funds are presented separately. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Fund's prospectus provides a description of the Fund's investment objectives, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Elite Treasury Reserve.

SECURITY VALUATION -- Investment securities of the Elite Treasury Reserve are stated at amortized cost which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)      COREFUND ELITE MONEY MARKET FUNDS
--------------------------------------------------------------------------------
December 31, 1997                                                    (Unaudited)


SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date of the security purchase or sale. Costs used in determining net realized capital gains and losses on the sale of securities are those of the specific securities sold, adjusted for the accretion and amortization of the purchase discounts and premiums during the respective holding period. Interest income is recorded on the accrual basis.

REPURCHASE  AGREEMENTS  --  Securities  pledged  as  collateral  for  Repurchase
Agreements are held by each Fund's custodian bank until maturity of the Repurchase Agreements. Provisions of the Agreements and procedures adopted by the Adviser ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into insolvency proceedings, realization of the collateral by the Fund may be delayed or limited.

EXPENSES -- Expenses that are directly related to the Fund are charged directly to that Fund. Other operating expenses of the Company are prorated to the Fund on the basis of relative net assets.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared on a daily basis and are payable on the first business day of the following month. Any net realized capital gains on sales of securities for a Fund are distributed to its shareholders at least annually.

FEDERAL  INCOME TAXES -- It is the Fund's  intention to continue to qualify as a
regulated   investment  company  and  distribute  all  of  its  taxable  income.
Accordingly, no provision for Federal income taxes is required.

3.  INVESTMENT ADVISORY AND CUSTODIAL SERVICES

Pursuant to an investment advisory agreement dated April 12, 1996, investment advisory services are provided to the Company by CoreStates Investment Advisers, Inc. ("CoreStates Advisers"), a wholly-owned subsidiary of CoreStates Bank, N.A. ("CoreStates Bank"), itself a wholly-owned subsidiary of CoreStates Financial Corp. Under the terms of such agreement, CoreStates Advisers is entitled to receive an annual fee of 0.20% on the average net assets of the Elite Treasury Reserve, Elite Cash Reserve and Elite Tax-Free Reserve. Advisory fees are computed daily and paid monthly for all Funds. Additionally, for the six month period ended December 31, 1997, CSIA has voluntarily waived a portion of their fees in order to assist the Funds in maintaining competitive expense ratios.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)      COREFUND ELITE MONEY MARKET FUNDS
--------------------------------------------------------------------------------
December 31, 1997                                                    (Unaudited)


CoreStates Bank serves as Custodian to the Company. Under the Custodian Agreement, CoreStates Bank holds each Fund's securities and cash items, makes receipts and disbursements of money on behalf of each Fund, collects and receives all income and other payments and distributions on account of the Funds' securities and performs other related services. CoreStates Bank may, at its discretion and at its own expense, open and maintain a sub-custody account or employ a sub-custodian on behalf of the Funds investing exclusively in the United States and may, with the Funds' Board approval and at the expense of the Funds, employ sub-custodians on behalf of the Funds who invest in foreign countries provided that CoreStates Bank shall remain liable for the performance of all of its duties under the Custodian Agreement.

4. ADMINISTRATIVE, DISTRIBUTION, AND TRANSFER AGENT SERVICES

Pursuant to an administration agreement dated October 30, 1992, as amended June 1, 1995, SEI Fund Resource ("SFR"), a wholly-owned subsidiary of SEI Corporation, acts as the Funds's Administrator. Under the terms of such agreement, SFR is entitled to receive an annual fee of 0.25% on the average daily net assets of the Elite Treasury Reserve, Elite Cash Reserve and Elite Tax-Free Reserve. Such a fee is computed daily and paid monthly for all Funds. Additionally, for the six month period ended December 31, 1997, SFR has voluntarily waived a portion of their fees in order to assist the Fund in maintaining a competitive expense ratio.

Effective for the period July 1, 1995 to November 16, 1995, SEI Investments Management Corporation acted as the Transfer Agent of the Fund. Pursuant to a transfer agency agreement dated November 16, 1995, Boston Financial Data
Services ("BFDS") a subsidiary of State Street Bank and Trust Company acts as the Fund's Transfer Agent. As such, BFDS provides transfer agency, dividend disbursing, and shareholder servicing for the Fund.

On November 2, 1992, SEI Investments Distribution Co., also a wholly-owned subsidiary of SEI Corporation, became the Fund's exclusive Distributor pursuant to a distribution agreement dated October 30, 1992.

Certain officers of the Company are also officers of the Administrator. Such officers are not paid fees by the Fund.

The Fund has paid legal fees to a law firm in which the secretary of the Company is a partner.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)      COREFUND ELITE MONEY MARKET FUNDS
--------------------------------------------------------------------------------
December 31, 1997                                                    (Unaudited)


5. INVESTMENT COMPOSITION

The Fund invests in securities which include revenue and general obligation instruments.

At December 31, 1997, the revenue sources by purpose were as follows:

                                                               % OF PORTFOLIO
                                                                 INVESTMENTS
                                                               --------------
REVENUE INSTRUMENTS
         Education Bonds .....................................        5%
         Hospital & Health Care Bonds ........................       12
         Housing Bonds .......................................        5
         Industrial Development Bonds ........................        8
         Other Bonds .........................................        5
         Pollution Control Bonds .............................       16
         Transportation Bonds ................................        4
         Utility Bonds .......................................        3
TAX EXEMPT COMMERCIAL PAPER ..................................       29
GENERAL OBLIGATIONS ..........................................        7
TAX & REVENUE ANTICIPATION NOTES .............................        6
                                                                   -----
                                                                    100%
                                                                   =====
In addition, certain investments are covered by insurance issued by several private issuers who guarantee the payment of interest and principal at final maturity in the event of default. Such insurance, however, does not guarantee the market value of the securities or the value of the Fund's shares.

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)      COREFUND ELITE MONEY MARKET FUNDS
--------------------------------------------------------------------------------
December 31, 1997                                                    (Unaudited)


6. PROPOSED REORGANIZATION

     On November 18, 1997, CoreStates Financial Corp. and First Union Corporation jointly announced that they had signed a definitive agreement for the merger of CoreStates Bank, N.A. and First Union Bank. The Advisor is currently a wholly-owned subsidiary of CoreStates Bank, N.A. Subject to certain conditions, it is anticipated that the transaction will close at the end of April, 1998. Thereafter, the Advisor will be an indirect wholly-owned subsidiary of First Union Bank. A special meeting of shareholders will be called to consider certain proposed fund reorganizations.

                                   NOTES
--------------------------------------------------------------------------------

     This report and the financial statements contained herein are submitted for the general information of the shareholders of the Corporation. The report is not authorized for distribution to prospective investors in the Corporation unless preceded or accompanied by an effective prospectus. Shares in the Fund are not deposits or obligations of, or guaranteed or endorsed by, CoreStates Bank, N.A., the parent corporation of the Fund's investment adviser. Such shares are also not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency.



COR-F-059-02